UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Inflation Protected Municipal Bond Fund

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 101.7%

	MUNICIPAL BONDS – 101.7%

	Arizona – 0.8%

$390	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/19	No Opt. Call	BBB+	$447,221

50	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/15 – AGM Insured	No Opt. Call	AA	51,014
440	Total Arizona			498,235

	California – 10.5%

305	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.300%, 10/01/23 – AMBAC Insured	No Opt. Call	BBB+	331,526

1,000	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Refunding Bonds, Series 2013A, 5.000%, 10/01/27 – AGM Insured	10/23 at 100.00	AA	1,210,870

45	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008H, 5.125%, 7/01/22 (Pre-refunded 7/01/15)	7/15 at 100.00	A (4)	45,949

850	California Municipal Finance Authority, Revenue Bonds, University of San Diego, Refunding Series 2012A, 5.000%, 10/01/31	No Opt. Call	A1	997,441

470	El Camino Community College District, California, General Obligation Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/21	No Opt. Call	Aa1	422,986

555	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013A, 5.000%, 6/01/21	No Opt. Call	A1	675,424

960	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 5.000%, 6/01/21	6/17 at 100.00	B–	962,602

130	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	A	154,381

800	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/25	8/22 at 100.00	N/R	935,560

475	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/17	No Opt. Call	BBB–	517,090
5,590	Total California			6,253,829

	Colorado – 10.6%

555	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012A, 5.000%, 11/15/22 (Alternative Minimum Tax)	No Opt. Call	A+	670,007

1,000	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Stapleton Senior Refunding Series 2013A-1, 5.000%, 12/01/23	12/22 at 100.00	A–	1,202,820

1,000	Denver West Metropolitan District, Jefferson County, Colorado, General Obligation Refunding Bonds, Series 2012A, 4.000%, 12/01/20 – AGM Insured	No Opt. Call	AA	1,127,640

525	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	AA–	458,062

1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/20 – NPFG Insured	No Opt. Call	AA–	896,350

Nuveen Investments	1

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,250	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/19	No Opt. Call	N/R	$1,350,874

500	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 5.250%, 7/15/24	7/20 at 100.00	Baa3	571,940
5,830	Total Colorado			6,277,693

	Connecticut – 0.3%

180	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 1999B, 1.550%, 11/15/29 (Mandatory put 2/01/17)	No Opt. Call	AA+	183,163

	District of Columbia – 0.6%

10	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	12,930

260	District of Columbia, Revenue Bonds, Association of Amercian Medical Colleges, Series 2011A, 5.000%, 10/01/24	10/23 at 100.00	A+	319,933
270	Total District of Columbia			332,863

	Florida – 3.6%

215	Florida Hurricane Catastrophe Fund, Financial Corporation Revenue Bonds, Series 2010A, 5.000%, 7/01/15 (ETM)	No Opt. Call	AAA	219,384

500	Jacksonville, Florida, Special Revenue Bonds, Series 20120C, 5.000%, 10/01/22	No Opt. Call	AA–	615,840

450	Miami, Florida, Limited Ad Valorem Tax Bonds, Homeland Defense / Neighborhood Capital Improvement Project, Series 2009, 5.000%, 1/01/19	No Opt. Call	A3	500,643

620	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/22	No Opt. Call	AA	756,264

40	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A, 5.000%, 9/01/21	No Opt. Call	A+	47,778
1,825	Total Florida			2,139,909

	Georgia – 3.6%

1,000	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	1,012,110

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
188	5.500%, 7/15/23	7/21 at 100.00	N/R	193,605
374	5.500%, 7/15/30	7/21 at 100.00	N/R	384,693
410	5.500%, 1/15/36	7/21 at 100.00	N/R	422,198

110	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/26	No Opt. Call	A	136,328
2,082	Total Georgia			2,148,934

	Illinois – 11.9%

305	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2001A, 5.500%, 1/01/30 – NPFG Insured	No Opt. Call	AA–	372,066

590	IIllinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 12/01/19 (5)	No Opt. Call	AA–	697,864

335	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Refunding Series 2005B, 5.250%, 1/01/22 – AGM Insured	4/18 at 100.00	A2	376,071

325	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2012A, 5.000%, 3/01/22	No Opt. Call	AA–	394,553

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$500	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/21	No Opt. Call	BBB	$573,660

645	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–	715,370

1,000	Illinois Finance Authority, State of Illinois Clean Water Initiative Revolving Fund Revenue Bonds, Series 2013, 5.000%, 1/01/21 (5)	No Opt. Call	AAA	1,206,340

1,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/32 – AGM Insured	6/24 at 100.00	AA	1,169,290

110	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1993A, 0.010%, 6/15/17 – FGIC Insured	No Opt. Call	AA–	106,809

535	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.000%, 6/01/19	No Opt. Call	A	617,042

1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	819,860
6,345	Total Illinois			7,048,925

	Indiana – 2.9%

500	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/24	5/23 at 100.00	A	601,285

490	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Series 2012A, 5.000%, 5/01/22	No Opt. Call	A+	584,835

460	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB	495,622

30	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011A, 5.250%, 10/01/23	10/21 at 100.00	AA	36,461
1,480	Total Indiana			1,718,203

	Iowa – 4.0%

1,125	Dubuque, Iowa, General Obligation Bonds, Sales Tax Increment, Second Lien Series 2014, 5.000%, 6/01/25	6/24 at 100.00	Aa2	1,401,435

1,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg College, Series 2005A, 5.000%, 10/01/23	4/15 at 100.00	BB	1,000,170
2,125	Total Iowa			2,401,605

	Kansas – 3.9%

600	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A, 5.000%, 12/01/19	No Opt. Call	Baa1	678,270

1,025	Wyandotte County/Kansas City Unified Government Board of Public Utilities, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/23	No Opt. Call	A+	1,236,683

580	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	417,072
2,205	Total Kansas			2,332,025

	Kentucky – 2.4%

60	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A, 5.500%, 6/01/21	6/20 at 100.00	BBB+	70,288

Nuveen Investments	3

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1:
$380	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA	$413,364
525	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	574,098

175	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Series 2012A, 5.000%, 2/01/27	2/22 at 100.00	AAA	210,581

130	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005, 5.000%, 8/01/15 – AGM Insured	No Opt. Call	AA	133,178
1,270	Total Kentucky			1,401,509

	Louisiana – 5.4%

200	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Refunding Bonds, LOOP Inc. Project, Series 2007B-1A, 1.375%, 10/01/37 (Mandatory put 10/01/16)	No Opt. Call	A3	201,986

1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/23	No Opt. Call	A	1,235,780

500	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/27 – AGM Insured	12/22 at 100.00	AA	577,530

1,015	Regional Transit Authority, Louisiana, Sales Tax Revenue Bonds, Series 2010, 5.000%, 12/01/19 – AGM Insured (5)	No Opt. Call	AA	1,187,499
2,715	Total Louisiana			3,202,795

	Maine – 0.6%

185	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/25	7/23 at 100.00	Baa1	216,548

120	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/23	No Opt. Call	BBB+	142,001
305	Total Maine			358,549

	Massachusetts – 1.0%

80	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series 2011H, 5.000%, 7/01/21	No Opt. Call	BBB+	91,335

530	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/21 – AMBAC Insured	1/16 at 100.00	N/R	530,843
610	Total Massachusetts			622,178

	Michigan – 4.9%

85	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A, 6.000%, 5/01/21 – FGIC Insured	No Opt. Call	Aa2	105,210

1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2005, 5.250%, 5/01/26 – AGM Insured (5)	No Opt. Call	AA	1,222,790

75	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996C-1, 0.000%, 7/01/21	No Opt. Call	BB	51,155

	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012:
500	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	563,085
190	5.000%, 10/01/20 – AGM Insured	No Opt. Call	AA	216,220

75	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	BB–	78,082

500	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010, 5.000%, 10/01/27	No Opt. Call	AAA	593,640

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$95	Michigan State, General Obligation Refunding Bonds, Series 2002, 5.500%, 12/01/15	No Opt. Call	Aa2	$99,302

10	Wayne Charter County, Michigan, General Obligation Bonds, Capital Improvements Series 2008A, 4.500%, 2/01/27 – AGM Insured	2/18 at 100.00	AA	10,426
2,530	Total Michigan			2,939,910

	Missouri – 2.1%

1,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/24	No Opt. Call	A–	1,237,500

	Nevada – 0.8%

390	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/23 – AGM Insured	7/19 at 100.00	AA	452,131

	New Jersey – 2.2%

375	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 4.875%, 9/15/19 (Alternative Minimum Tax)	No Opt. Call	B	398,310

420	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%, 12/15/15 – AMBAC Insured	No Opt. Call	A2	438,056

180	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16	No Opt. Call	A3	190,213

50	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (4)	52,899

210	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.500%, 6/01/23	6/17 at 100.00	BB	211,136
1,235	Total New Jersey			1,290,614

	New York – 4.4%

415	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	AA–	447,005

500	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	548,330

70	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B, 5.000%, 6/01/18	No Opt. Call	AA	79,609

1,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/22 (Alternative Minimum Tax) (5)	No Opt. Call	AA–	1,528,975
2,235	Total New York			2,603,919

	North Carolina – 1.9%

160	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB	183,326

795	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011, 5.000%, 7/01/21 (5)	No Opt. Call	AA	970,957
955	Total North Carolina			1,154,283

	North Dakota – 0.7%

400	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 4.000%, 12/01/21	No Opt. Call	A–	436,620

	Ohio – 3.6%

100	Akron, Ohio, Waterworks System Mortgage Revenue Bonds, Refunding & Improvement Series 2009, 5.000%, 3/01/17 – AGC Insured	No Opt. Call	A3	109,058

Nuveen Investments	5

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$595	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B–	$515,567

270	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa1	311,383

1,000	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/22	No Opt. Call	A1	1,200,490
1,965	Total Ohio			2,136,498

	Oregon – 2.1%

1,000	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2014-22, 5.000%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	AA–	1,228,440

	Pennsylvania – 2.4%

840	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/24	No Opt. Call	BBB	986,723

170	Pennsylvania Higher Educational Facilities Authority, Philadelphia University Refunding Revenue Bonds, Refunding Series 2013, 5.000%, 6/01/21	No Opt. Call	BBB	195,565

220	Pennsylvania, General Obligation Bonds, Refunding 3rd Series 2004, 5.375%, 7/01/16 – NPFG Insured	No Opt. Call	AA–	235,836

5	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/24 – AGM Insured	9/22 at 100.00	A+	6,034
1,235	Total Pennsylvania			1,424,158

	Rhode Island – 1.8%

895	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, Providence College, Refunding Series 2012B, 5.000%, 11/01/22	No Opt. Call	A	1,083,559

	South Carolina – 0.7%

500	Connector 2000 Association Inc., South Carolina, Senior Lien Toll Road Revenue Bonds, Series 2011A, 0.000%, 1/01/16	No Opt. Call	N/R	419,850

	Texas – 3.2%

365	Central Texas Regional Mobility Authority, Revenue Bonds, Subordinate Lien Refunding Series 2013, 5.000%, 1/01/23	No Opt. Call	BBB–	418,326

215	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	232,993

855	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%, 11/15/23 – NPFG Insured	No Opt. Call	AA–	619,422

230	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	AA–	100,866

500	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 4.000%, 12/01/21	No Opt. Call	Baa2	523,740
2,165	Total Texas			1,895,347

	Utah – 2.0%

25	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2012, 5.000%, 5/15/23	5/21 at 100.00	AA+	29,942

935	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/22	No Opt. Call	A1	1,141,233
960	Total Utah			1,171,175

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia – 1.3%

	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
$185	0.000%, 7/01/25	No Opt. Call	BBB–	$122,888
690	0.000%, 7/01/26	No Opt. Call	BBB–	435,542

185	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	205,350
1,060	Total Virginia			763,780

	Washington – 1.0%

500	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012, 4.000%, 12/01/19 (ETM)	No Opt. Call	Baa3 (4)	571,355

	West Virginia – 0.4%

235	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series 2003L, 1.625%, 10/01/22 (Mandatory put 10/01/18)	No Opt. Call	Baa1	236,880

	Wisconsin – 2.5%

1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc., Series 2013B, 5.000%, 7/01/24	7/23 at 100.00	A–	1,201,070

260	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 5.250%, 5/01/20	5/19 at 100.00	AA–	306,329
1,275	Total Wisconsin			1,507,399

	Wyoming – 1.6%

755	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds, Gillette Electrical System Project, Series 2014A, 5.000%, 6/01/24	No Opt. Call	A+	942,383
$54,562	Total Long-Term Investments (cost $57,990,990)			60,416,216
	Other Assets Less Liabilities – (1.7)% (6)			(995,756)
	Net Assets – 100%			$59,420,460

Investments in Derivatives as of January 31, 2015

Consumer Price Index Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Date (7)	Termination Date	Unrealized Appreciation (Depreciation)
Barclays PLC	$3,000,000	Receive	CPURNSA	2.055%	9/05/16	9/02/16	$(93,891)
Barclays PLC	5,000,000	Receive	CPURNSA	2.600	2/06/18	2/05/18	(332,984)
Barclays PLC	4,000,000	Receive	CPURNSA	2.560	12/31/18	12/28/18	(301,439)
Barclays PLC	3,500,000	Receive	CPURNSA	2.509	2/11/19	2/08/19	(235,679)
Barclays PLC	4,500,000	Receive	CPURNSA	2.645	12/30/19	12/28/19	(397,957)
Barclays PLC	5,000,000	Receive	CPURNSA	2.693	2/03/20	2/01/20	(439,444)
Barclays PLC	5,500,000	Receive	CPURNSA	2.645	10/01/21	9/30/21	(467,996)
Barclays PLC	8,000,000	Receive	CPURNSA	2.777	2/21/22	2/19/22	(874,622)
Morgan Stanley	3,000,000	Receive	CPURNSA	2.468	11/15/16	11/14/16	(133,042)
Morgan Stanley	3,750,000	Receive	CPURNSA	2.440	9/28/17	9/27/17	(181,809)
Morgan Stanley	3,800,000	Receive	CPURNSA	2.595	11/06/18	11/05/18	(234,842)
Morgan Stanley	6,000,000	Receive	CPURNSA	2.714	3/01/21	2/27/21	(569,644)
Morgan Stanley	3,000,000	Receive	CPURNSA	2.285	9/16/21	9/15/21	(150,572)
Morgan Stanley	3,000,000	Receive	CPURNSA	2.650	8/08/24	8/07/24	(304,891)
	$61,050,000						$(4,718,812)

Nuveen Investments	7

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (8)	Current Credit Spread (9)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs	Commonwealth of Puerto Rico	Buy	26.00%	$345,000	5.000%	9/20/19	$90,411	$29,472
Goldman Sachs	Commonwealth of Puerto Rico	Buy	26.50	170,000	5.000	12/20/19	45,725	5,396
				$515,000			$136,136	$34,868

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$60,416,216	$—	$60,416,216
Investments in Derivatives*:
Consumer Price Index Swaps	—	(4,718,812)	—	(4,718,812)
Credit Default Swaps	—	34,868	—	34,868
Total	$—	$55,732,272	$—	$55,732,272
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments (excluding investments in derivatives) was $57,970,577.

Gross unrealized appreciation and gross unrealized (depreciation) of investments (excluding investments in derivatives) as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$2,560,273
Depreciation	(114,634)
Net unrealized appreciation (depreciation) of investments	$2,445,639

8	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(7)	Fixed Rate Payment is due one business day after contract Termination Date.

(8)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(9)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(ETM)	Escrowed to maturity.

CPURNSA	US CPI Urban Consumers Non-Seasonally Adjusted.

Nuveen Investments	9

Nuveen Limited Term Municipal Bond Fund

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.8%

	MUNICIPAL BONDS – 98.8%

	Alabama – 0.2%

$6,100	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, 1.650%, 6/01/34 (Mandatory put 3/20/17)	No Opt. Call	A1	$6,209,495

1,745	The Special Care Facilities Financing Authority of the City of Birmingham, Alabama, Medical Center East Health Care Facility Revenue Bonds, Series 1986 Refunding, 7.250%, 7/01/15 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	1,796,896
7,845	Total Alabama			8,006,391

	Alaska – 0.3%

	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011:
2,680	5.000%, 4/01/18	No Opt. Call	A1	2,995,758
1,360	5.000%, 4/01/19	No Opt. Call	A1	1,556,425

5,975	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	6/15 at 100.00	Ba1	5,976,733
10,015	Total Alaska			10,528,916

	Arizona – 4.0%

180	Arizona Board of Regents, University of Arizona, System Revenue Refunding Bonds, Series 1992A, 6.200%, 6/01/16	No Opt. Call	Aa2	186,221

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
1,000	3.000%, 2/01/16	No Opt. Call	BBB+	1,024,890
950	4.000%, 2/01/17	No Opt. Call	BBB+	1,010,525
2,000	5.000%, 2/01/18	No Opt. Call	BBB+	2,235,280

2,970	Arizona School Facilities Board, Certificates of Participation, Series 2008, 5.500%, 9/01/16	No Opt. Call	A+	3,208,699

895	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	Aa3	912,453

	Arizona State, Certificates of Participation, Department of Administration Series 2010B:
11,950	5.000%, 10/01/16 – AGC Insured	No Opt. Call	AA	12,854,137
760	5.000%, 10/01/17 – AGM Insured	No Opt. Call	AA	846,268

7,785	Arizona State, Certificates of Participation, Series 2008A, 5.000%, 9/01/21 – AGM Insured	3/18 at 100.00	AA	8,709,469

	Arizona State, Certificates of Participation, Series 2010A:
4,700	5.000%, 10/01/16 – AGM Insured	No Opt. Call	AA	5,055,602
11,935	5.000%, 10/01/17 – AGM Insured	No Opt. Call	AA	13,289,742
2,965	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	3,482,452

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
4,540	5.000%, 7/01/15 – AGM Insured	No Opt. Call	AA	4,632,071
1,945	5.000%, 7/01/16 – AGM Insured	No Opt. Call	AA	2,071,211
2,460	5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA	2,708,952
5,140	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA	5,827,578
95	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	112,463

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Chandler, Arizona, General Obligation Bonds, Refunding Series 2014:
$4,000	5.000%, 7/01/23	No Opt. Call	AAA	$5,078,160
1,500	5.000%, 7/01/24	No Opt. Call	AAA	1,931,430

	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds, Refunding Series 2014:
665	5.000%, 7/01/18	No Opt. Call	AA–	754,436
335	5.000%, 7/01/19	No Opt. Call	AA–	389,789
575	5.000%, 7/01/20	No Opt. Call	AA–	682,835
750	5.000%, 7/01/21	No Opt. Call	AA–	903,720

2,205	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%, 8/01/19 – NPFG Insured	8/16 at 100.00	AA–	2,357,079

4,535	Maricopa County School District 3 Tempe Elementary, Arizona, General Obligation Bonds, School Improvement Project 2009, Series 2015C, 3.000%, 7/01/18 (WI/DD, Settling 2/11/15)	No Opt. Call	Aa2	4,850,228

1,270	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School Improvement Project of 2013, Series 2014A, 4.000%, 7/01/24	No Opt. Call	AA–	1,478,788

1,250	Maricopa County Unified School District 90 Saddle Mountain, Arizona, General Obligation Bonds, School Improvement Project 2013, Series 2014, 5.000%, 7/01/18	No Opt. Call	AA	1,421,738

3,000	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/15 (ETM)	No Opt. Call	N/R (4)	3,024,660

3,550	Mesa, Arizona, Excise Tax Revenue Bonds, Series 2013, 5.000%, 7/01/27	7/17 at 100.00	AA+	3,894,173

	Mesa, Arizona, General Obligation Bonds, Refunding Series 2012:
1,425	4.000%, 7/01/20	No Opt. Call	Aa2	1,634,162
2,225	4.000%, 7/01/21	No Opt. Call	Aa2	2,578,286
2,055	4.000%, 7/01/22	No Opt. Call	Aa2	2,401,904

	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2012:
2,020	5.000%, 7/01/16	No Opt. Call	AA	2,154,673
2,040	5.000%, 7/01/21	No Opt. Call	AA	2,495,042
4,015	5.000%, 7/01/22	No Opt. Call	AA	4,977,636

	Mesa, Arizona, Utility System Revenue Bonds, Refunding Series 2012:
5,370	5.000%, 7/01/20	No Opt. Call	Aa2	6,434,495
6,115	5.000%, 7/01/21	No Opt. Call	Aa2	7,443,239

3,070	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Refunding Series 2011, 4.000%, 7/01/15	No Opt. Call	AAA	3,120,471

10	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	BBB+	10,508

	Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series 2014:
1,285	5.000%, 8/01/22	No Opt. Call	AA–	1,573,238
2,000	5.000%, 8/01/23	No Opt. Call	AA–	2,472,600
2,000	5.000%, 8/01/24	No Opt. Call	AA–	2,498,760

1,000	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/24	No Opt. Call	AA–	1,249,380

19,720	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2009B, 4.000%, 1/01/18	No Opt. Call	Aa1	21,657,490

755	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/16	No Opt. Call	A–	807,790

Nuveen Investments	11

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$1,225	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	$1,165,759
142,235	Total Arizona			159,610,482

	Arkansas – 0.3%

3,000	Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas, Inc. Project, Series 2013, 1.550%, 10/01/17	No Opt. Call	A–	3,047,010

	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	3.000%, 7/01/17	No Opt. Call	A+	528,035
500	5.000%, 7/01/19	No Opt. Call	A+	584,125
670	5.000%, 7/01/21	No Opt. Call	A+	811,410

	Pulaksi County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
500	5.000%, 12/01/22	No Opt. Call	A+	604,880
1,740	5.000%, 12/01/23	No Opt. Call	A+	2,118,711
2,000	5.000%, 12/01/24	No Opt. Call	A+	2,455,400

	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Refunding Series 2015A:
1,535	5.000%, 11/01/19 (WI/DD, Settling 2/12/15)	No Opt. Call	Aa2	1,816,626
1,265	5.000%, 11/01/20 (WI/DD, Settling 2/12/15)	No Opt. Call	Aa2	1,526,944
11,710	Total Arkansas			13,493,141

	California – 4.3%

2,300	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Refunding Bonds, Series 2013A, 5.000%, 10/01/21	No Opt. Call	A	2,807,012

455	Anaheim Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Redevelopment Project Areas, Series 2007A, 5.000%, 2/01/16 – AGM Insured	No Opt. Call	AA	475,393

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010L:
3,905	5.000%, 5/01/16	No Opt. Call	Aa2	4,142,971
35	5.000%, 5/01/17	No Opt. Call	Aa2	38,610

4,570	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010M, 4.000%, 5/01/16	No Opt. Call	Aa2	4,791,919

4,000	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013C, 5.000%, 7/01/43 (Mandatory put 10/15/19)	No Opt. Call	AA–	4,738,600

5,000	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013D, 5.000%, 7/01/43 (Mandatory put 10/15/20)	No Opt. Call	AA–	6,036,600

	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, North Kern State Prison:Various Buildings Series 2014C:
2,215	4.000%, 10/01/19	No Opt. Call	A1	2,517,370
1,700	5.000%, 10/01/20	No Opt. Call	A1	2,047,837

250	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New Stockton Courthouse, Series 2014B, 5.000%, 10/01/20	No Opt. Call	A1	301,152

	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I:
4,440	5.000%, 11/01/16	No Opt. Call	A1	4,799,285
3,675	5.000%, 11/01/17	No Opt. Call	A1	4,106,813

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
$1,765	5.000%, 7/01/16	No Opt. Call	AA	$1,885,285
120	5.250%, 7/01/21	No Opt. Call	AA	142,480

235	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A, 5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	281,166

750	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/24	No Opt. Call	A	923,827

5,105	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009A, 5.000%, 4/01/16	No Opt. Call	A+	5,384,550

2,310	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014B, 3.000%, 8/01/21	11/16 at 100.00	A+	2,389,002

650	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014D, 4.750%, 8/01/20	11/16 at 100.00	N/R	655,831

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
1,355	4.000%, 1/01/18	No Opt. Call	BBB–	1,438,400
1,410	5.000%, 1/01/19	No Opt. Call	BBB–	1,559,418
1,500	5.000%, 1/01/20	No Opt. Call	BBB–	1,675,860
1,595	5.000%, 1/01/21	No Opt. Call	BBB–	1,800,468

	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Refunding Series 2014B:
5,200	5.000%, 6/01/22	No Opt. Call	AAA	6,544,512
2,775	5.000%, 6/01/23	No Opt. Call	AAA	3,532,964

	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Refunding Series 2015A:
2,700	5.000%, 6/01/23 (WI/DD, Settling 3/03/15)	No Opt. Call	AAA	3,418,254
2,150	5.000%, 6/01/24 (WI/DD, Settling 3/03/15)	No Opt. Call	AAA	2,754,516

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
3,170	5.000%, 6/01/15	No Opt. Call	Aaa	3,216,028
2,665	5.000%, 6/01/16	No Opt. Call	Aaa	2,818,397
22,865	4.500%, 6/01/27	6/17 at 100.00	B	22,481,325
650	5.000%, 6/01/33	6/17 at 100.00	B	566,105

11,250	Inland Valley Development Agency, California, Tax Allocation Bonds, Series 2011C, 4.500%, 3/01/41 (Pre-refunded 3/01/16)	3/16 at 100.00	AA– (4)	11,777,287

500	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/21	No Opt. Call	N/R	587,625

	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2013B:
1,750	5.000%, 7/01/21	No Opt. Call	AA	2,166,430
2,720	5.000%, 7/01/22	No Opt. Call	AA	3,425,269

685	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AA+ (4)	783,236

1,200	Los Angeles, California, Special Tax Bonds, Community Facilities District 4, Playa Vista Phase I, Series 2014, 5.000%, 9/01/20	No Opt. Call	BBB	1,426,332

13,020	Metropolitan Water District of Southern California, Water Revenue Refunding Bonds, Series 2014A, 3.000%, 7/01/25 (Mandatory put 10/01/20)	7/20 at 100.00	AAA	14,202,997

Nuveen Investments	13

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
$1,850	5.000%, 9/01/19 – AMBAC Insured	9/16 at 100.00	AAA	$1,962,498
2,255	5.000%, 9/01/20 – AMBAC Insured	9/16 at 100.00	AAA	2,385,880

6,170	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Bond Anticipation Notes Series 2010, 0.000%, 5/01/15 (ETM)	No Opt. Call	AA (4)	6,167,162

	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2014A:
500	5.000%, 8/01/20 – BAM Insured	No Opt. Call	AA	604,585
1,555	5.000%, 8/01/24 – BAM Insured	No Opt. Call	AA	1,976,809
2,640	5.000%, 8/01/25 – BAM Insured	8/24 at 100.00	AA	3,323,206

6,250	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	Ba1	6,890,375

155	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	Aaa	196,005

1,500	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/15	No Opt. Call	Baa1	1,534,890

2,315	San Francisco Public Utilities Commission, California, Wastewater Revenue Bonds, Refunding Series 2013A, 4.000%, 10/01/15	No Opt. Call	AA–	2,375,954

5,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2004A, 4.250%, 8/01/15 – NPFG Insured	No Opt. Call	AA–	5,015,350

995	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/15	No Opt. Call	AA–	1,019,019

1,000	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/15 (ETM)	No Opt. Call	AA– (4)	1,025,800

	Sierra View Local Health Care District, California, Revenue Bonds, Refunding Series 2010:
500	3.500%, 7/01/16	No Opt. Call	A	513,135
500	3.800%, 7/01/17	No Opt. Call	A	522,475
155,825	Total California			170,154,269

	Colorado – 1.3%

2,750	Broomfield, Colorado, Sewer Activity Enterprise, Sewer and Wastewater Reclamation Revenue Bonds, Refunding Series 2012, 4.000%, 12/01/20	No Opt. Call	A2	3,110,800

7,245	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24	5/24 at 100.00	Aa2	8,977,207

2,320	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/17	6/16 at 100.00	A3	2,457,112

	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014:
400	2.000%, 8/01/15 – AGM Insured	No Opt. Call	AA	403,564
240	4.000%, 8/01/16 – AGM Insured	No Opt. Call	AA	252,727
275	1.750%, 8/01/17 – AGM Insured	No Opt. Call	AA	281,383
250	2.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	259,278

1,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/19	No Opt. Call	A	1,769,040

2,295	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Stapleton Senior Refunding Series 2013A-1, 5.000%, 12/01/15	No Opt. Call	A–	2,384,138

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$6,560	Denver, Colorado, Airport System Revenue Bonds, Refunding Series 2006A, 5.000%, 11/15/21 – FGIC Insured	11/16 at 100.00	AA–	$7,102,446

4,205	Denver, Colorado, Airport System Revenue Bonds, Series 2005A, 5.000%, 11/15/21 –SYNCORA GTY Insured	11/15 at 100.00	A+	4,364,117

4,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004C, 5.000%, 9/01/17 – NPFG Insured	No Opt. Call	AA–	4,930,020

2,665	Eagle, Garfield and Routt Counties School District RE50J, Colorado, General Obligation Bonds, Series 2005, 5.000%, 12/01/15 – AGM Insured	No Opt. Call	AA	2,773,865

520	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.100%, 1/01/17	No Opt. Call	N/R	555,688

10,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C, 5.800%, 6/15/25 (Pre-refunded 6/15/16) – AGM Insured	6/16 at 100.00	AA (4)	10,749,000

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,200	4.000%, 12/01/15	No Opt. Call	N/R	1,213,368
1,000	5.000%, 12/01/17	No Opt. Call	N/R	1,055,660
1,000	5.000%, 12/01/18	No Opt. Call	N/R	1,070,540
48,925	Total Colorado			53,709,953

	Connecticut – 0.8%

4,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 1999B, 1.550%, 11/15/29 (Mandatory put 2/01/17)	No Opt. Call	AA+	4,172,037

430	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource Center of Connecticut, Inc., Series 2007, 5.200%, 8/15/17	No Opt. Call	N/R	458,543

5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series 2013A, 5.000%, 10/01/20	No Opt. Call	AA	6,028,350

1,000	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	7/15 at 100.00	A–	1,010,000

	New Britain, Connecticut, General Obligation Bonds, Series 2012:
2,670	3.000%, 3/15/16 – AGM Insured	No Opt. Call	A2	2,750,821
2,670	3.000%, 3/15/17 – AGM Insured	No Opt. Call	A2	2,803,553

	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2014B:
1,915	4.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	2,140,108
2,000	5.000%, 8/01/20 – AGM Insured	No Opt. Call	AA	2,367,620

775	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Ninth Series 2014, 5.000%, 8/01/22	No Opt. Call	Aa3	959,884

	Stratford, Connecticut, General Obligation Bonds, Series 2014:
350	3.000%, 12/15/19	No Opt. Call	AA	380,065
525	5.000%, 12/15/21	No Opt. Call	AA	638,757

	West Haven, Connecticut, General Obligation Bonds, Series 2012:
2,500	5.000%, 8/01/16 – AGM Insured	No Opt. Call	AA	2,658,075
2,095	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA	2,501,221
2,000	5.000%, 8/01/23 – AGM Insured	8/22 at 100.00	AA	2,354,480
1,000	5.000%, 8/01/25 – AGM Insured	8/22 at 100.00	AA	1,156,980
29,030	Total Connecticut			32,380,494

Nuveen Investments	15

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Delaware – 0.8%

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
$275	4.000%, 7/01/15	No Opt. Call	BBB–	$278,069
600	4.000%, 7/01/16	No Opt. Call	BBB–	618,966
1,810	5.000%, 7/01/18	No Opt. Call	BBB–	1,971,651
1,905	5.000%, 7/01/19	No Opt. Call	BBB–	2,098,034
2,000	5.000%, 7/01/20	No Opt. Call	BBB–	2,222,440
275	5.000%, 7/01/21	No Opt. Call	BBB–	307,062

3,640	Delaware State, General Obligation Bonds, Series 2010A, 5.000%, 7/01/16	No Opt. Call	AAA	3,885,918

	New Castle County, Delaware, General Obligation Bonds, Series 2015:
6,465	5.000%, 10/01/19 (WI/DD, Settling 2/12/15)	No Opt. Call	AAA	7,643,246
7,470	5.000%, 10/01/20 (WI/DD, Settling 2/12/15)	No Opt. Call	AAA	9,035,040

5,000	University of Delaware, Revenue Bonds, Series 2013C, 0.700%, 11/01/37 (Mandatory put 5/01/16)	No Opt. Call	AA+	5,022,750
29,440	Total Delaware			33,083,176

	District of Columbia – 0.3%

	District of Columbia, Income Tax Secured Revenue Bonds, Series 2009D:
1,100	5.000%, 12/01/16	No Opt. Call	AAA	1,193,588
1,105	5.000%, 12/01/17	No Opt. Call	AAA	1,243,224

10,025	District of Columbia, Revenue Bonds, Georgetown University, Series 2001C, 5.250%, 4/01/34 (Mandatory put 4/01/23)	10/18 at 100.00	A–	11,384,590
12,230	Total District of Columbia			13,821,402

	Florida – 4.6%

	Broward County School Board, Florida, Certificates of Participation, Series 2015A:
2,500	5.000%, 7/01/19 (WI/DD, Settling 2/11/15)	No Opt. Call	A1	2,920,625
4,000	5.000%, 7/01/20 (WI/DD, Settling 2/11/15)	No Opt. Call	A1	4,779,000

	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1:
7,850	6.000%, 6/01/16	No Opt. Call	A+	8,433,490
1,050	5.375%, 6/01/16	No Opt. Call	A+	1,119,458
285	5.000%, 6/01/16 – AGC Insured	No Opt. Call	AA	302,727
2,025	5.500%, 6/01/17	No Opt. Call	A+	2,247,547

	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1:
100	3.250%, 6/01/15 – AGM Insured	No Opt. Call	AA	101,053
3,810	5.000%, 6/01/18	No Opt. Call	A+	4,306,748
175	5.000%, 6/01/19	No Opt. Call	A+	202,799

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
10	5.000%, 6/01/15 – AGM Insured	No Opt. Call	AA	10,164
50	4.000%, 6/01/15	No Opt. Call	A+	50,653
860	5.000%, 6/01/16	No Opt. Call	A+	912,598
120	4.000%, 6/01/16	No Opt. Call	A+	125,742
640	5.250%, 6/01/17	No Opt. Call	A+	706,643
440	4.250%, 6/01/17 – AGM Insured	No Opt. Call	AA	475,644

6,100	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company Project, Refunding Series 2003, 1.550%, 6/01/23 (Mandatory put 6/15/16)	No Opt. Call	A2	6,192,842

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,690	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company, Refunding Series 1997, 2.100%, 7/01/22	No Opt. Call	A	$1,728,397

	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
1,165	5.000%, 3/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	1,225,231
2,930	5.000%, 3/01/17 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	3,201,728

	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1:
75	3.000%, 6/01/16	No Opt. Call	A+	77,591
7,275	5.000%, 6/01/17	No Opt. Call	A+	7,990,496

	Florida Deparmtent of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B:
4,480	5.000%, 7/01/17 – NPFG Insured	No Opt. Call	AA–	4,953,894
6,575	5.000%, 7/01/19 – NPFG Insured	7/17 at 101.00	AA–	7,328,495

10,035	Florida Hurricane Catastrophe Fund, Financial Corporation Revenue Bonds, Series 2010A, 5.000%, 7/01/15 (ETM)	No Opt. Call	AAA	10,239,614

660	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2012A, 4.000%, 10/01/15	No Opt. Call	A1	676,454

2,640	Florida Municipal Power Agency, Revenue Bonds, St. Lucie Project, Refunding Series 2011A, 5.000%, 10/01/20	No Opt. Call	A2	3,129,667

	Florida State Board of Education, Lottery Revenue Bonds, Series 2010A:
6,155	5.000%, 7/01/15	No Opt. Call	AAA	6,281,424
2,830	5.000%, 7/01/16	No Opt. Call	AAA	3,019,497
1,285	5.000%, 7/01/17	No Opt. Call	AAA	1,421,917

1,500	Florida State Department of General Services, Division of Facilities Management, Florida Facilities Pool Revenue Bonds, Series 2005A, 5.000%, 9/01/18 – AMBAC Insured	No Opt. Call	AA+	1,557,630

1,000	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	BBB+	1,049,950

4,615	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series 1986, 7.650%, 7/01/16 – FGIC Insured	No Opt. Call	AA–	5,064,086

	Jacksonville, Florida, Special Revenue Bonds, Series 20120C:
2,000	5.000%, 10/01/19	No Opt. Call	AA–	2,357,020
1,275	5.000%, 10/01/20	No Opt. Call	AA–	1,532,002

2,500	Manatee County, Florida, Revenue Refunding and Improvement Bonds, Series 2013, 5.000%, 10/01/20	No Opt. Call	AA+	3,011,125

1,540	Marion County School Board, Florida, Certificates of Participation, Series 2007B, 5.000%, 6/01/18 – AMBAC Insured	6/17 at 100.00	A2	1,667,574

355	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	374,777

	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
3,000	5.000%, 7/01/20	No Opt. Call	A–	3,568,680
2,250	5.000%, 7/01/21	No Opt. Call	A–	2,711,160
1,750	5.000%, 7/01/22	No Opt. Call	A–	2,126,495
4,000	5.000%, 7/01/23	No Opt. Call	A–	4,913,480

Nuveen Investments	17

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Miami-Dade County Industrial Development Authority, Florida, Solid Waste Revenue Bonds, Waste Management Inc. of Florida Projects 1 & 2, Series 2004:
$3,725	3.750%, 12/01/18	No Opt. Call	A–	$4,058,797
4,000	3.750%, 12/01/18	No Opt. Call	A–	4,358,440

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquistion, Series 2010E:
1,515	4.000%, 4/01/15	No Opt. Call	AA–	1,524,772
1,640	4.000%, 4/01/17	No Opt. Call	AA–	1,749,519
1,705	5.000%, 4/01/18	No Opt. Call	AA–	1,912,396
1,790	5.000%, 4/01/19	No Opt. Call	AA–	2,052,038
1,880	5.000%, 4/01/20	No Opt. Call	AA–	2,193,603

3,355	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B, 5.250%, 10/01/17 – AGM Insured	No Opt. Call	AA	3,765,551

1,145	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008, 5.125%, 10/01/16	No Opt. Call	A–	1,217,467

12,035	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.000%, 10/01/20	No Opt. Call	A	13,705,939

2,000	Okeechobee County, Florida, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004A, 2.250%, 7/01/39 (Mandatory put 7/01/16)	No Opt. Call	A–	2,063,140

2,060	Orlando-Orange County Expressway Authority, Florida, Senior Lien Revenue Bonds, Series 1986, 7.625%, 7/01/18 – AMBAC Insured (ETM)	No Opt. Call	A (4)	2,418,316

5,000	Palm Beach County Solid Waste Authority, Florida, Refunding Revenue Bonds, Series 2011, 5.000%, 10/01/25	10/21 at 100.00	AA+	5,973,450

3,960	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%, 11/01/16 (ETM)	No Opt. Call	Aaa	4,275,176

	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2014:
550	5.000%, 9/01/20	No Opt. Call	A+	648,241
500	5.000%, 9/01/22	No Opt. Call	A+	601,180
500	5.000%, 9/01/23	No Opt. Call	A+	605,785

2,275	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Series 2007A, 5.350%, 3/15/42 (Mandatory put 5/01/18) – AMBAC Insured	No Opt. Call	A–	2,583,376

	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
425	3.000%, 9/01/15	No Opt. Call	A+	431,528
425	4.000%, 9/01/17	No Opt. Call	A+	458,749
1,020	5.000%, 9/01/18	No Opt. Call	A+	1,159,475
3,475	5.000%, 9/01/19	No Opt. Call	A+	4,042,711
865	5.000%, 9/01/20	No Opt. Call	A+	1,022,378
610	5.000%, 9/01/21	No Opt. Call	A+	728,615

110	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	80,730

340	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	203,412

115	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	50,975

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$165	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/17 (5)	No Opt. Call	N/R	$2

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007-1. RMKT, 6.375%, 5/01/17 (5)	No Opt. Call	N/R	5,081

175	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1, 6.375%, 5/01/17	No Opt. Call	N/R	174,928

740	Tolomato Community Development District, Florida, Special Assessment Bonds, Southern/Forbearance Parcel Series 2007-2, 6.375%, 5/01/17 (5)	No Opt. Call	N/R	498,072

3,110	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2004, 5.250%, 10/01/16 – AGM Insured	No Opt. Call	AA	3,307,081
164,810	Total Florida			181,967,040

	Georgia – 2.6%

2,475	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Subordinate Lien Series 2010B, 5.000%, 1/01/19	No Opt. Call	A1	2,864,912

8,910	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, First Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)	No Opt. Call	A	9,057,639

17,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, Second Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)	No Opt. Call	A	17,281,690

13,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, Series 2008, 1.400%, 11/01/48 (Mandatory put 4/01/15)	No Opt. Call	A+	13,024,180

3,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Fourth Series 1994, 2.200%, 10/01/32 (Mandatory put 4/02/19)	No Opt. Call	A+	3,069,270

3,000	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Waste Management Project, Series 2004A, 1.875%, 4/01/33 (Mandatory put 10/01/19)	No Opt. Call	A–	3,026,790

	Columbia County, Georgia, General Obligation Sales Tax Bonds, Series 2009:
1,335	5.000%, 4/01/15	No Opt. Call	AAA	1,346,187
1,450	5.000%, 4/01/17	No Opt. Call	AAA	1,591,447

500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A, 4.000%, 10/01/15	No Opt. Call	Aa3	512,875

1,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution, Refunding Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa3	1,846,305

1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center, Inc. Project, Refunding Series 2009B, 5.000%, 3/15/16	No Opt. Call	A2	1,051,500

155	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1991V, 6.600%, 1/01/18 – NPFG Insured	No Opt. Call	AA–	169,889

2,105	Georgia State, General Obligation Bonds, Series 2009B, 4.000%, 1/01/21	1/19 at 100.00	AAA	2,338,529

11,440	Georgia State, General Obligation Bonds, Series 2009D, 5.000%, 5/01/20	5/19 at 100.00	AAA	13,466,024

10,200	Gwinnett County School District, Georgia, General Obligation Bonds, Sales Tax Series 2012A, 4.000%, 10/01/16	No Opt. Call	AAA	10,824,342

105	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18 – NPFG Insured	No Opt. Call	Aa2	115,879

Nuveen Investments	19

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$7,630	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/18	No Opt. Call	A+	$8,636,244

	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U:
3,710	5.000%, 10/01/18	No Opt. Call	AA–	4,256,297
2,905	5.000%, 10/01/19	No Opt. Call	AA–	3,417,761

	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University Project, Refunding Series 2012C:
500	5.000%, 10/01/17	No Opt. Call	Baa2	550,240
580	5.000%, 10/01/20	No Opt. Call	Baa2	674,238

3,315	Richmond County Board of Education, Georgia, General Obligation Bonds, Sales Tax Series 2012, 5.000%, 10/01/15	No Opt. Call	AA+	3,423,666
95,815	Total Georgia			102,545,904

	Hawaii – 0.9%

6,415	Hawaii State, General Obligation Bonds, Series 2011DZ, 5.000%, 12/01/18	No Opt. Call	AA	7,450,573

4,500	Hawaii State, General Obligation Bonds, Series 2012EE, 5.000%, 11/01/20	No Opt. Call	AA	5,452,695

8,290	Hawaii State, General Obligation Bonds, Series 2012EF, 5.000%, 11/01/20	No Opt. Call	AA	10,045,076

10,070	Hawaii State, General Obligation Bonds, Series 2013EH, 5.000%, 8/01/21	No Opt. Call	AA	12,344,511

2,145	Hawaii State, Highway Revenue Bonds, Series 2011A, 4.000%, 1/01/16	No Opt. Call	AA+	2,222,070
31,420	Total Hawaii			37,514,925

	Illinois – 9.0%

1,240	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 5.000%, 11/01/20	No Opt. Call	BBB	1,425,616

1,000	Bourbonnais, Illinois, Revenue Bonds, Olivet Nazarene University, Refunding Series 2007, 5.000%, 11/01/15 – RAAI Insured	No Opt. Call	BBB	1,032,140

1,405	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/17 – FGIC Insured	No Opt. Call	AA–	1,331,504

4,020	Chicago, Illinois, General Obligation Bonds, Modern Schools Arcoss Chicago Program, Series 2007J, 5.000%, 12/01/21 – AMBAC Insured	12/16 at 100.00	A+	4,273,260

2,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/20	No Opt. Call	AA	2,366,060

7,195	Cook County, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 11/15/17	No Opt. Call	AA	7,967,455

4,750	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA	5,578,447

3,315	Cook County, Illinois, General Obligation Bonds, Refunding Series 2011A, 5.000%, 11/15/18	No Opt. Call	AA	3,766,636

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
3,445	5.000%, 11/15/27	11/22 at 100.00	AA	3,987,794
3,000	5.000%, 11/15/33	11/22 at 100.00	AA	3,420,690

720	Glendale Heights, Illinois, Hospital Revenue Bonds, Glendale Heights Hospital, Series 1985B, 7.100%, 12/01/15 (ETM)	No Opt. Call	Aaa	761,861

721	Huntley, Illinois, Special Service Area 10, Special Tax Bonds, Series 2007, 4.600%, 3/01/17 – AGC Insured	No Opt. Call	AA	743,654

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	IIllinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
$1,545	5.000%, 12/01/20	No Opt. Call	AA–	$1,861,849
1,665	5.000%, 12/01/21	No Opt. Call	AA–	2,037,294
1,665	5.000%, 12/01/22	No Opt. Call	AA–	2,062,552

11,620	IIllinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA–	14,486,886

10,330	Illinois Development Finance Authority, Revenue Bonds, St Vincent de Paul Center Project, Series 2013A, 1.875%, 11/15/39 (Mandatory put 3/01/19)	No Opt. Call	AA+	10,576,061

1,175	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series 1998A, 5.000%, 3/01/30 (Mandatory put 3/01/17)	No Opt. Call	A1	1,256,898

10,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 1998B, 1.650%, 7/01/25 (Mandatory put 2/01/19)	No Opt. Call	AA+	10,120,400

13,200	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 2004B2, 1.100%, 7/01/36 (Mandatory put 2/15/18)	No Opt. Call	AA+	13,254,384

11,300	Illinois Finance Authority, Midwestern Disaster Area Industrial Development Revenue Bonds, Cargill, Incorporated Project, Series 2012, 1.550%, 11/01/38 (Mandatory put 11/01/17)	No Opt. Call	A	11,350,511

	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014:
1,000	5.000%, 8/01/20	No Opt. Call	AA	1,194,310
1,000	5.000%, 8/01/22	No Opt. Call	AA	1,223,910

890	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Refunding Series 2005B, 5.000%, 1/01/20 – AGM Insured	4/18 at 100.00	A2	994,984

950	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Series 2010, 5.000%, 2/15/21	2/20 at 100.00	A2	1,084,387

3,000	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012E-1, 5.000%, 11/15/42 (Mandatory put 5/01/15)	No Opt. Call	AA+	3,036,540

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012:
1,090	5.000%, 9/01/18	No Opt. Call	BBB	1,210,249
905	5.000%, 9/01/19	No Opt. Call	BBB	1,017,111
8,665	5.000%, 9/01/27	9/22 at 100.00	BBB	9,583,923

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
125	5.000%, 9/01/19	No Opt. Call	BBB	140,485
325	5.000%, 9/01/20	No Opt. Call	BBB	370,529
350	5.000%, 9/01/21	No Opt. Call	BBB	401,562
865	5.000%, 9/01/25	9/24 at 100.00	BBB	994,049

2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	AA–	2,272,640

	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Series 2008A:
1,580	5.000%, 7/01/17	No Opt. Call	A+	1,736,278
1,175	5.000%, 7/01/18	No Opt. Call	A+	1,325,823

1,200	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.000%, 5/15/17	No Opt. Call	AA–	1,314,024

Nuveen Investments	21

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A:
$1,155	5.000%, 11/15/17 (WI/DD, Settling 2/11/15)	No Opt. Call	A+	$1,289,581
1,000	5.000%, 11/15/18 (WI/DD, Settling 2/11/15)	No Opt. Call	A+	1,148,950
1,000	5.000%, 11/15/20 (WI/DD, Settling 2/11/15)	No Opt. Call	A+	1,201,130

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2005:
1,175	5.000%, 8/15/15	No Opt. Call	AA	1,200,145
1,000	5.000%, 8/15/16 – AGC Insured	No Opt. Call	AA	1,057,750
875	5.000%, 8/15/18	No Opt. Call	AA	968,503
355	5.250%, 8/15/19	No Opt. Call	AA	404,270

2,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2009A, 5.500%, 2/15/16	No Opt. Call	AA	2,104,840

	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2014A:
1,000	5.000%, 10/01/19	No Opt. Call	AA+	1,179,510
2,000	5.000%, 10/01/20	No Opt. Call	AA+	2,411,340

5,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/20	No Opt. Call	AA+	6,010,100

2,510	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	11/16 at 100.00	BBB+	2,615,721

3,225	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2006, 5.000%, 2/01/22 – NPFG Insured	2/16 at 100.00	AA–	3,370,544

3,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.250%, 2/01/16 – FGIC Insured	No Opt. Call	AA–	3,148,260

	Illinois State Department of Employment Security, Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2012B:
2,525	5.000%, 6/15/18	12/16 at 100.00	AA+	2,738,514
3,085	5.000%, 12/15/18	6/16 at 100.00	AA+	3,286,697
1,720	5.000%, 6/15/19	6/15 at 100.00	AA+	1,751,562

	Illinois State, General Obligation Bonds, February Series 2014:
655	5.000%, 2/01/19	No Opt. Call	A–	734,013
1,250	5.000%, 2/01/20	No Opt. Call	A–	1,423,200
3,500	5.000%, 2/01/21	No Opt. Call	A–	4,010,930
4,050	5.000%, 2/01/22	No Opt. Call	A–	4,651,344

620	Illinois State, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 8/01/15 – NPFG Insured	No Opt. Call	AA–	635,742

3,570	Illinois State, General Obligation Bonds, Refunding Series 2006, 5.000%, 1/01/16	No Opt. Call	A–	3,712,800

	Illinois State, General Obligation Bonds, Refunding Series 2007B:
1,525	5.000%, 1/01/16	No Opt. Call	A–	1,586,000
1,115	5.250%, 1/01/20	No Opt. Call	A–	1,280,577

355	Illinois State, General Obligation Bonds, Refunding Series 2008, 4.250%, 4/01/16	No Opt. Call	A–	369,630

	Illinois State, General Obligation Bonds, Refunding Series 2010:
1,505	5.000%, 1/01/16	No Opt. Call	A–	1,565,200
5,045	5.000%, 1/01/17 – AGM Insured	No Opt. Call	AA	5,420,651
490	5.000%, 1/01/17	No Opt. Call	A–	526,191
4,995	5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA	5,509,085
22,035	5.000%, 1/01/18	No Opt. Call	A–	24,236,296
6,745	5.000%, 1/01/24	1/20 at 100.00	A–	7,367,226

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois State, General Obligation Bonds, Refunding Series 2012:
$5,000	5.000%, 8/01/16	No Opt. Call	A–	$5,311,600
5,170	5.000%, 8/01/19	No Opt. Call	A–	5,843,341
4,055	5.000%, 8/01/20	No Opt. Call	A–	4,656,275

6,975	Illinois State, General Obligation Bonds, Series 2003A, 5.000%, 10/01/19	4/15 at 100.00	A–	7,003,039

560	Illinois State, General Obligation Bonds, Series 2003, 5.000%, 6/01/19 – NPFG Insured	6/15 at 100.00	AA–	562,167

10	Illinois State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/15 at 100.00	A–	10,038

2,000	Illinois State, General Obligation Bonds, Series 2005, 5.000%, 9/01/16 – AGM Insured	9/15 at 100.00	AA	2,048,920

	Illinois State, General Obligation Bonds, Series 2006A:
1,060	5.000%, 6/01/17	No Opt. Call	A–	1,152,496
6,400	5.000%, 6/01/23	12/16 at 100.00	A–	6,777,664

	Illinois State, General Obligation Bonds, Series 2006:
4,110	5.000%, 1/01/16	No Opt. Call	A–	4,274,400
1,005	5.000%, 1/01/17	1/16 at 100.00	A–	1,040,748
2,550	5.000%, 1/01/19 – NPFG Insured	1/16 at 100.00	AA–	2,641,188

1,000	Illinois State, General Obligation Bonds, Series 2007A, 5.000%, 6/01/22 – AGM Insured	6/17 at 100.00	AA	1,076,880

	Illinois State, General Obligation Bonds, Series 2013:
1,500	5.000%, 7/01/17	No Opt. Call	A–	1,634,760
3,565	5.000%, 7/01/21	No Opt. Call	A–	4,100,855
2,520	5.500%, 7/01/25	7/23 at 100.00	A–	2,962,084

2,030	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2010, 5.000%, 6/15/16	No Opt. Call	AAA	2,161,097

	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Lien Series 2013:
4,370	5.000%, 6/15/18	No Opt. Call	AAA	4,976,600
6,000	5.000%, 6/15/19	No Opt. Call	AAA	7,007,160

	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001:
430	5.500%, 5/01/15 – AGM Insured	No Opt. Call	AA	435,551
1,170	5.375%, 4/01/16 – NPFG Insured	No Opt. Call	AA–	1,233,508

	Kane, Cook and DuPage Counties School District 46, Elgin, Illinois, General Obligation Bonds, Refunding Series 2015C:
1,000	4.000%, 1/01/18 (WI/DD, Settling 2/18/15)	No Opt. Call	AA–	1,091,550
1,250	5.000%, 1/01/19 (WI/DD, Settling 2/18/15)	No Opt. Call	AA–	1,437,538

1,360	Lake County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007A, 0.631%, 12/15/16	No Opt. Call	AAA	1,360,476

1,900	Peroia Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2009A, 0.000%, 12/01/22 – AGC Insured	12/18 at 79.62	AA	1,403,777

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
290	5.000%, 6/01/15	No Opt. Call	A	294,585
5,115	5.000%, 6/01/16	No Opt. Call	A	5,415,404
7,590	5.000%, 6/01/17	No Opt. Call	A	8,291,923
5,400	5.000%, 6/01/18	No Opt. Call	A	6,075,594
10,095	5.000%, 6/01/19	No Opt. Call	A	11,643,068
5,185	5.250%, 6/01/20	No Opt. Call	A	6,150,603
20	5.250%, 6/01/21	No Opt. Call	A	24,077

4,980	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	AA	5,885,264

Nuveen Investments	23

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$6,650	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured	No Opt. Call	AA	$7,671,241

2,365	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012, 4.000%, 11/01/19	No Opt. Call	A+	2,637,448

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
1,090	5.750%, 6/01/26	6/18 at 100.00	AA	1,251,505
1,035	5.750%, 6/01/27	6/18 at 100.00	AA	1,186,151

200	Winnebago-Boone Counties School District 205, Illinois, General Obligation Bonds, Series 2013, 4.000%, 2/01/15	No Opt. Call	AA–	200,020
327,516	Total Illinois			359,409,653

	Indiana – 3.8%

1,855	East Chicago Elementary School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 1996 Refunding, 6.250%, 1/05/16	No Opt. Call	A	1,901,709

570	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21	10/19 at 100.00	BB–	584,478

6,800	Indiana Finance Authority, Environmental Improvement Revenue Bonds, Southern Indiana Gas & Electric Company, Refunding Series 2013D, 1.950%, 3/01/24 (Mandatory put 9/14/17)	No Opt. Call	Aa3	6,906,420

	Indiana Finance Authority, Hospital Revenue Bonds, Beacon Health System Obligated Group, Series 2013A:
500	5.000%, 8/15/16	No Opt. Call	AA–	535,035
635	5.000%, 8/15/18	No Opt. Call	AA–	724,662

	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010:
1,445	5.000%, 3/01/19	No Opt. Call	BBB	1,614,397
2,115	5.000%, 3/01/20	No Opt. Call	BBB	2,408,139

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,025	4.000%, 10/01/20	No Opt. Call	BBB+	1,136,366
435	4.000%, 10/01/21	No Opt. Call	BBB+	480,540
105	5.000%, 10/01/23	No Opt. Call	BBB+	123,087

	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Series 2012A:
850	5.000%, 5/01/19	No Opt. Call	A+	976,225
750	5.000%, 5/01/20	No Opt. Call	A+	879,285
2,000	5.000%, 5/01/21	No Opt. Call	A+	2,371,040

7,070	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB	7,617,501

12,020	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011C, 3.000%, 10/01/16	No Opt. Call	AA–	12,499,358

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
725	4.000%, 10/01/16	No Opt. Call	AA	768,188
370	5.000%, 10/01/17	No Opt. Call	AA	411,788
410	5.000%, 10/01/18	No Opt. Call	AA	469,733
335	5.000%, 10/01/19	No Opt. Call	AA	394,131
750	5.000%, 10/01/20	No Opt. Call	AA	898,680

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$11,165	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006B-7, 4.100%, 11/15/46 (Mandatory put 11/03/16)	No Opt. Call	AA+	$11,872,191

5,200	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2012A-2, 1.600%, 11/15/36 (Mandatory put 2/01/17)	No Opt. Call	AA+	5,297,604

260	Indiana State University Board of Trustees, Indiana State University, Housing and Dining System Revenue Bonds, Series 2014, 4.000%, 4/01/22	No Opt. Call	AA–	295,597

3,500	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1993A, 0.000%, 12/01/15 – AMBAC Insured	No Opt. Call	AA+	3,490,795

4,240	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/16 – AGC Insured	No Opt. Call	AA	4,439,874

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006:
1,150	5.500%, 1/01/16 – NPFG Insured	No Opt. Call	AA–	1,203,004
1,630	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	AA–	1,916,179
3,690	5.500%, 1/01/20 – NPFG Insured	No Opt. Call	AA–	4,381,617

8,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/24 – NPFG Insured	No Opt. Call	AA–	9,953,840

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
260	3.000%, 10/01/16	No Opt. Call	A	270,369
250	4.000%, 10/01/17	No Opt. Call	A	270,635
300	4.000%, 10/01/18	No Opt. Call	A	330,798
200	5.000%, 10/01/19	No Opt. Call	A	233,118
350	5.000%, 10/01/20	No Opt. Call	A	414,659
450	5.000%, 10/01/21	No Opt. Call	A	539,325
450	5.000%, 10/01/22	No Opt. Call	A	546,071
600	5.000%, 10/01/23	No Opt. Call	A	732,720
400	5.000%, 10/01/24	No Opt. Call	A	491,876
500	5.000%, 10/01/25	10/24 at 100.00	A	612,540
725	5.000%, 10/01/26	10/24 at 100.00	A	880,324

3,175	IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue Bonds, Series 2014, 5.000%, 1/15/18	No Opt. Call	AA+	3,572,192

4,080	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1988A Remarketed, 5.600%, 11/01/16 – NPFG Insured	No Opt. Call	AA–	4,364,743

6,290	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 2003 Remarketed, 5.700%, 7/01/17 – AMBAC Insured	No Opt. Call	Baa1	6,855,597

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
355	3.000%, 4/01/16	No Opt. Call	Baa1	363,502
880	4.000%, 4/01/17	No Opt. Call	Baa1	931,436
400	4.000%, 4/01/18	No Opt. Call	Baa1	429,100
550	3.000%, 4/01/19	No Opt. Call	Baa1	581,966

	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
870	3.000%, 2/01/15	No Opt. Call	N/R	870,026
880	4.000%, 8/01/15	No Opt. Call	N/R	888,985
900	4.000%, 2/01/16	No Opt. Call	N/R	915,885
915	4.000%, 8/01/16	No Opt. Call	N/R	937,454

Nuveen Investments	25

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Vanderburgh County,Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
$150	2.000%, 2/01/15	No Opt. Call	A	$150,008
250	4.000%, 2/01/18	No Opt. Call	A	271,830
520	4.000%, 2/01/19	No Opt. Call	A	574,938
600	5.000%, 2/01/20	No Opt. Call	A	700,626
640	5.000%, 2/01/21	No Opt. Call	A	756,422
1,595	4.000%, 2/01/24	No Opt. Call	A	1,812,143

31,605	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2008, 1.850%, 6/01/44 (Mandatory put 10/01/19)	No Opt. Call	A	32,011,756

	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Refunding Series 2014B:
2,000	3.000%, 7/15/19	No Opt. Call	AA–	2,178,000
1,195	4.000%, 1/15/20	No Opt. Call	AA–	1,361,965
141,935	Total Indiana			152,402,472

	Iowa – 0.5%

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,150	4.000%, 1/01/18 – AGM Insured	No Opt. Call	AA	1,245,899
1,330	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA	1,514,152
1,380	5.000%, 1/01/20 – AGM Insured	No Opt. Call	AA	1,601,104
1,245	5.000%, 1/01/22 – AGM Insured	1/21 at 100.00	AA	1,448,732

7,645	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.000%, 12/01/19	No Opt. Call	BB–	8,207,060

	Iowa State, Special Obligation Bonds, I-Jobs Program, Series 2009A:
1,945	5.000%, 6/01/17	No Opt. Call	AA	2,148,097
3,185	5.000%, 6/01/18	No Opt. Call	AA	3,638,608
17,880	Total Iowa			19,803,652

	Kansas – 1.0%

	Kansas Department of Transportation, Highway Revenue Bonds, Refunding Series 2009A:
4,710	5.000%, 9/01/16	No Opt. Call	AAA	5,059,953
6,050	5.000%, 9/01/17	No Opt. Call	AAA	6,740,849

	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
1,245	5.000%, 1/01/20	No Opt. Call	AA–	1,465,116
1,475	5.000%, 1/01/23	1/20 at 100.00	AA–	1,696,987

	Saline County Unified School District 305, Kansas, General Obligation Bonds, Refunding & Improvement Series 2014:
3,760	5.000%, 9/01/20	No Opt. Call	Aa2	4,540,162
5,000	5.000%, 9/01/21	No Opt. Call	Aa2	6,145,100

	Topeka Public Building Commission, Kansas, Revenue Bonds, Kansas Department of Administration – 10th and Jackson Projects, Series 2007A:
2,245	5.000%, 6/01/25 – NPFG Insured	6/18 at 102.00	AA–	2,557,908
2,945	5.000%, 6/01/26 – NPFG Insured	6/18 at 102.00	AA–	3,355,474

	Wyandotte County/Kansas City Unified Government Board of Public Utilities, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
600	4.000%, 9/01/18	No Opt. Call	A+	662,340
2,000	5.000%, 9/01/20	No Opt. Call	A+	2,379,580

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$4,920	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	$3,537,923
34,950	Total Kansas			38,141,392

	Kentucky – 1.7%

8,945	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	Baa3	9,802,647

3,750	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.000%, 6/01/18	No Opt. Call	Aa3	4,245,525

15,325	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2009B, 5.000%, 5/15/17	No Opt. Call	AA	16,871,446

3,580	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory put 6/01/17)	No Opt. Call	A–	3,626,970

4,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27 (Mandatory put 5/01/18)	No Opt. Call	A1	4,516,245

15,360	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33 (Mandatory put 4/03/17)	No Opt. Call	A1	15,583,795

1,955	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 2.200%, 2/01/35 (Mandatory put 8/01/19)	No Opt. Call	A1	2,016,797

1,550	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 5.250%, 3/01/19	No Opt. Call	A3	1,779,679

3,090	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27 (Mandatory put 5/01/18) (Alternative Minimum Tax)	No Opt. Call	A1	3,101,155

3,250	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2002A, 1.050%, 9/01/26 (Mandatory put 3/01/18)	No Opt. Call	A1	3,261,603

3,500	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/23	No Opt. Call	A	4,127,235
64,805	Total Kentucky			68,933,097

	Louisiana – 4.1%

1,000	Bossier City, Louisiana, Utility Revenue Bonds, Refunding Series 2014, 4.000%, 10/01/20	No Opt. Call	AA–	1,143,260

7,555	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power Company Project, Refunding Series 2010, 1.600%, 1/01/19	No Opt. Call	BBB	7,611,285

9,805	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Variable Rate Demand Obligation Series 2011A, 0.620%, 2/01/46 (Mandatory put 8/01/18)	2/18 at 100.00	AA	9,815,589

	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Refunding Series 2014:
2,500	5.000%, 7/15/19	No Opt. Call	A1	2,909,375
2,045	5.000%, 7/15/20	No Opt. Call	A1	2,427,865

Nuveen Investments	27

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B:
$140	5.000%, 6/01/16 – AMBAC Insured	No Opt. Call	A–	$148,442
435	5.000%, 6/01/17 – AMBAC Insured	6/16 at 100.00	A–	461,618
700	5.000%, 6/01/18 – AMBAC Insured	6/16 at 100.00	A–	742,455

805	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Livingston Parish North Park Project, Series 2008, 6.100%, 10/01/19	10/18 at 100.00	A+	922,288

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
2,700	6.500%, 12/15/15 (5)	No Opt. Call	N/R	1,752,948
435	6.000%, 12/15/37	6/15 at 100.00	N/R	241,616

	Louisiana Public Facilities Authority, Revenue Bonds, Hurricane Recovery Program, Refunding Series 2014:
1,775	5.000%, 6/01/19	No Opt. Call	Aa3	2,078,259
5,015	5.000%, 6/01/20	No Opt. Call	Aa3	6,001,400

	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc.- Student Housing Project, Refunding Series 2014:
585	5.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	698,753
580	5.000%, 9/01/22 – AGM Insured	No Opt. Call	AA	699,474
1,445	5.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	1,750,300
1,565	5.000%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,907,547

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
585	5.000%, 7/01/18	No Opt. Call	A	662,828
1,555	5.000%, 7/01/19	No Opt. Call	A	1,805,666
1,010	5.000%, 7/01/20	No Opt. Call	A	1,198,547
7,245	5.000%, 7/01/26	7/23 at 100.00	A	8,710,011

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1:
15	5.000%, 5/01/19	No Opt. Call	Aa1	17,570
2,500	5.000%, 5/01/20	No Opt. Call	Aa1	2,996,800
3,610	5.000%, 5/01/21	No Opt. Call	Aa1	4,405,680

7,000	Louisiana State, General Obligation Bonds, Refunding Series 2014C, 5.000%, 8/01/22	No Opt. Call	AA	8,716,540

12,325	Louisiana State, General Obligation Bonds, Series 2012A, 5.000%, 8/01/19	No Opt. Call	Aa2	14,569,752

	Louisiana State, General Obligation Bonds, Series 2014A:
6,000	5.000%, 2/01/19	No Opt. Call	AA	6,992,820
6,000	5.000%, 2/01/20	No Opt. Call	AA	7,174,920

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
2,860	5.000%, 12/01/19	No Opt. Call	A3	3,306,846
2,500	5.000%, 12/01/20	No Opt. Call	A3	2,922,725
3,600	5.000%, 12/01/21	No Opt. Call	A3	4,244,112

7,130	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A3	8,195,008

4,300	New Orleans, Louisiana, Limited Tax General Obligation Bonds, Series 2005, 5.000%, 3/01/21 – NPFG Insured	3/15 at 100.00	AA–	4,315,394

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
$11,225	2.000%, 6/01/15	No Opt. Call	A	$11,291,115
500	4.000%, 6/01/16	No Opt. Call	A	522,515
1,750	5.000%, 6/01/17	No Opt. Call	A	1,914,833
1,000	5.000%, 6/01/18	No Opt. Call	A	1,125,110

1,100	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/19	No Opt. Call	BBB+	1,276,319

40	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/17 – AGM Insured	3/15 at 100.50	AA	40,561

4,690	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	5,171,288

2,295	Shreveport, Louisiana, General Obligation Bonds, Series 2014, 5.000%, 9/01/21	No Opt. Call	A+	2,777,157

	Terrebonne Levee and Conservation District, Louisianna, Public Improvement Sales Tax Bonds, Series 2013:
1,710	5.000%, 7/01/21	No Opt. Call	A+	2,021,015
1,680	5.000%, 7/01/22	No Opt. Call	A+	2,001,031

	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A:
5,000	5.000%, 5/15/24	5/15 at 100.00	A–	5,043,300
10,000	5.000%, 5/15/25	5/16 at 100.00	A–	10,391,600
148,310	Total Louisiana			165,123,537

	Maine – 0.1%

	Augusta, Maine, General Obligation Bonds, Refunding Series 2015A:
615	5.000%, 12/01/18	No Opt. Call	AA	711,746
770	5.000%, 12/01/19	No Opt. Call	AA	914,899

3,300	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004, 3.800%, 11/01/15	No Opt. Call	A–	3,395,040
4,685	Total Maine			5,021,685

	Maryland – 2.8%

1,095	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvement, Series 2012, 5.000%, 4/01/15	No Opt. Call	AAA	1,104,154

6,235	Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Refunding Series 2009, 5.000%, 8/01/18	No Opt. Call	AAA	7,164,514

	Baltimore County, Maryland, General Obligation Bonds, Metroplitan District 77th Issue, Series 2014:
2,800	5.000%, 8/01/17	No Opt. Call	AAA	3,112,732
2,800	5.000%, 8/01/18	No Opt. Call	AAA	3,217,424

1,000	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Refunding Series 2013B, 5.000%, 10/15/15	No Opt. Call	AA	1,034,910

3,445	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	AA (4)	3,811,617

1,500	Harford County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2009, 3.000%, 6/01/15	No Opt. Call	AAA	1,514,700

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014:
6,190	5.000%, 7/01/18	No Opt. Call	BBB	6,978,977
4,000	5.000%, 7/01/19	No Opt. Call	BBB	4,638,280

Nuveen Investments	29

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2008:
$5,120	5.000%, 7/15/16	No Opt. Call	AAA	$5,472,307
5,790	5.000%, 7/15/17	No Opt. Call	AAA	6,426,379
5,130	5.000%, 7/15/18	No Opt. Call	AAA	5,886,778

13,690	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Third Series 2009C, 5.000%, 11/01/17	No Opt. Call	AAA	15,354,430

200	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa	210,870

5,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Refunding Series 2011A, 5.000%, 7/01/19	No Opt. Call	AAA	5,900,500

10,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2007A, 5.000%, 5/01/16	No Opt. Call	AAA	10,599,000

	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2014A:
9,975	5.000%, 11/01/18	No Opt. Call	AAA	11,548,556
10,000	5.000%, 11/01/19	No Opt. Call	AAA	11,906,400

3,850	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Second Series 2014, 5.000%, 6/01/18	No Opt. Call	AAA	4,400,627
97,820	Total Maryland			110,283,155

	Massachusetts – 1.3%

3,500	Boston, Massachusetts, General Obligation Bonds, Refunding Series 2009C, 3.000%, 2/01/15	No Opt. Call	AAA	3,500,280

1,425	Massachusetts Bay Transportation Authority, General Obligation Transportation System Refunding Bonds, Series 1992B, 6.200%, 3/01/16 – NPFG Insured	No Opt. Call	AA+	1,456,336

440	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2012L, 5.000%, 7/01/15	No Opt. Call	AA	449,170

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Series 2009A:
2,015	5.000%, 11/15/15	No Opt. Call	AAA	2,093,605
2,175	5.000%, 11/15/16	No Opt. Call	AAA	2,357,526
1,510	5.000%, 11/15/17	No Opt. Call	AAA	1,696,787
1,000	5.000%, 11/15/18	No Opt. Call	AAA	1,159,090

10,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute of Technology, Series 2009O, 5.000%, 7/01/16	No Opt. Call	AAA	11,105,640

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
$345	5.000%, 8/15/16 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	$354,153
210	5.000%, 8/15/17 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	215,571
110	5.000%, 8/15/19 (Pre-refunded 8/15/15) – NPFG Insured	8/15 at 100.00	AA+ (4)	112,918
785	5.000%, 8/15/20 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	805,826
470	5.000%, 8/15/22 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	482,469
35	5.000%, 8/15/23 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	35,929
435	5.000%, 8/15/24 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	446,541
815	5.000%, 8/15/25 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	836,622
345	5.000%, 8/15/26 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	354,153
10	5.000%, 8/15/27 (Pre-refunded 8/15/15) – NPFG Insured	8/15 at 100.00	AA+ (4)	10,265
425	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA (4)	436,275

12,900	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.500%, 11/01/17 – AGM Insured	No Opt. Call	AA+	14,634,276

	Norwood, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2009A:
2,420	4.000%, 8/15/15	No Opt. Call	AA+	2,471,086
2,420	4.000%, 8/15/16	No Opt. Call	AA+	2,557,843
2,420	4.000%, 8/15/17	No Opt. Call	AA+	2,629,330
2,420	4.000%, 8/15/18	No Opt. Call	AA+	2,693,291
49,030	Total Massachusetts			52,894,982

	Michigan – 3.3%

	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012:
875	5.000%, 10/01/15	No Opt. Call	BBB–	896,822
1,600	5.000%, 10/01/16	No Opt. Call	BBB–	1,689,632
900	5.000%, 10/01/17	No Opt. Call	BBB–	970,056
1,100	5.000%, 10/01/18	No Opt. Call	BBB–	1,208,372
1,500	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	1,689,255

	Lake Orion Community School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2012:
775	4.000%, 5/01/15	No Opt. Call	AA–	782,107
1,000	5.000%, 5/01/16	No Opt. Call	AA–	1,056,340
1,000	4.000%, 5/01/17	No Opt. Call	AA–	1,070,450
1,780	4.000%, 5/01/18	No Opt. Call	AA–	1,946,288

	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012:
1,700	5.000%, 6/01/15	No Opt. Call	A+	1,724,225
1,600	5.000%, 6/01/16	No Opt. Call	A+	1,683,648

1,700	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Subordinate Refunding Series 2013, 5.000%, 10/01/15	No Opt. Call	AAA	1,756,083

15,475	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012A, 5.000%, 7/01/15	No Opt. Call	AAA	15,794,868

	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B:
8,790	5.000%, 7/01/21	7/18 at 100.00	AAA	10,021,918
13,475	5.000%, 7/01/22	7/16 at 100.00	AAA	14,370,279

Nuveen Investments	31

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$3,180	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/17	No Opt. Call	AA+	$3,550,788

10,010	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding and Project Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17)	No Opt. Call	AA+	10,180,671

18,530	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-1, 2.000%, 11/15/47 (Mandatory put 5/30/18)	No Opt. Call	AA+	19,137,784

3,155	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009B, 4.375%, 10/01/19	10/18 at 100.00	AA	3,246,747

1,445	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005I, 5.000%, 10/15/33 – AMBAC Insured	10/15 at 100.00	Aa3	1,494,029

6,030	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/20	11/19 at 100.00	AA+	7,098,516

1,605	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/21	5/19 at 100.00	Aa2	1,860,115

2,000	Michigan State, General Obligation Refunding Bonds, Series 2002, 5.500%, 12/01/15	No Opt. Call	Aa2	2,090,560

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, Refunding Series 2012A:
1,100	4.000%, 5/01/19	No Opt. Call	Aa2	1,223,288
1,000	5.000%, 5/01/21	No Opt. Call	Aa2	1,196,490

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, School Building & Site Series 2013A:
765	5.000%, 5/01/19	No Opt. Call	Aa2	883,912
1,000	5.000%, 5/01/20	No Opt. Call	Aa2	1,179,480

2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/22	No Opt. Call	A1	3,052,625

1,370	South Lyon Community Schools, Oakland, Washtenaw and Livingston Counties, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/19 (Pre-refunded 5/01/15) – AGM Insured	5/15 at 100.00	AA (4)	1,386,974

4,975	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011, 5.000%, 5/01/19	No Opt. Call	Aa2	5,737,867

8,150	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010C, 5.000%, 12/01/16	No Opt. Call	A	8,790,182
120,085	Total Michigan			128,770,371

	Minnesota – 1.1%

	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A:
745	4.000%, 2/01/23	2/20 at 100.00	AA+	826,428
1,615	5.000%, 2/01/25	2/20 at 100.00	AA+	1,884,382
1,690	5.000%, 2/01/26	2/20 at 100.00	AA+	1,966,653

5,075	Minneapolis, Minnesota, General Obligation Bonds, Various Purpose Refunding Series 2009B, 4.000%, 12/01/15	No Opt. Call	AAA	5,240,445

93	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006A-3, 5.700%, 4/01/27	2/16 at 100.00	AA+	96,012

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2014A:
$1,350	4.000%, 1/01/17	No Opt. Call	A	$1,441,220
1,000	5.000%, 1/01/22	No Opt. Call	A	1,224,790
1,245	5.000%, 1/01/23	No Opt. Call	A	1,541,957
1,600	5.000%, 1/01/24	No Opt. Call	A	2,005,152

	Minnesota State, General Fund Appropriation Refunding Bonds, Series 2014A:
2,695	5.000%, 6/01/20	No Opt. Call	AA	3,235,779
4,000	5.000%, 6/01/21	No Opt. Call	AA	4,880,840

	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2009E:
4,000	4.500%, 8/01/17	No Opt. Call	AA+	4,394,960
4,000	4.500%, 8/01/18	No Opt. Call	AA+	4,524,280

7,100	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/16 – AGC Insured	No Opt. Call	AA	7,413,536

885	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/23	No Opt. Call	A–	1,088,745

2,800	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/22	No Opt. Call	A1	3,398,556
39,893	Total Minnesota			45,163,735

	Mississippi – 0.3%

11,500	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 1.625%, 12/01/40 (Mandatory put 1/12/18)	No Opt. Call	A	11,662,035

750	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/16	4/15 at 100.00	A	752,828
12,250	Total Mississippi			12,414,863

	Missouri – 2.1%

1,100	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Shoal Creek Parkway Project, Series 2011, 6.500%, 6/01/25	No Opt. Call	N/R	1,119,569

	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2011B:
2,520	4.000%, 5/01/23	5/21 at 100.00	AAA	2,863,501
2,695	4.000%, 5/01/24	5/21 at 100.00	AAA	3,047,506

	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2010A:
3,740	5.000%, 1/01/17	No Opt. Call	Aaa	4,070,130
3,025	5.000%, 1/01/18	No Opt. Call	Aaa	3,410,536

	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013:
550	5.000%, 5/01/19	No Opt. Call	BBB+	623,832
440	5.000%, 5/01/20	No Opt. Call	BBB+	504,324
1,000	5.000%, 5/01/21	No Opt. Call	BBB+	1,154,110
2,545	4.000%, 5/01/22	No Opt. Call	BBB+	2,790,847
1,320	5.000%, 5/01/23	No Opt. Call	BBB+	1,537,576

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2007A, 4.875%, 2/01/19	2/17 at 100.00	BBB+	1,064,660

Nuveen Investments	33

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Missouri Highways and Transportation Commission, State Road Revenue Bonds, Refunding Second Lien Series 2014B:
$10,000	5.000%, 5/01/18	No Opt. Call	AAA	$11,402,500
3,000	5.000%, 5/01/21	No Opt. Call	AAA	3,686,160

	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,285	5.000%, 1/01/25	No Opt. Call	A–	2,847,727
5,000	5.000%, 1/01/26	1/25 at 100.00	A–	6,111,700

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2013:
505	4.000%, 7/01/15	No Opt. Call	A–	512,954
445	5.000%, 7/01/16	No Opt. Call	A–	473,026
715	5.000%, 7/01/17	No Opt. Call	A–	788,631
765	5.000%, 7/01/18	No Opt. Call	A–	868,994

8,825	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/17	No Opt. Call	BBB+	9,546,444

750	Springfield School District R12, Greene County, Missouri, General Obligation Bonds, Refunding Series 2014B, 4.000%, 3/01/18	No Opt. Call	AA+	825,203

	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
8,185	5.500%, 7/01/17 – NPFG Insured	No Opt. Call	AA–	9,125,866
11,995	5.500%, 7/01/18 – NPFG Insured	No Opt. Call	AA–	13,826,876

1,725	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA	1,904,831
74,130	Total Missouri			84,107,503

	Nebraska – 1.0%

4,390	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/21	No Opt. Call	BBB+	5,156,274

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012:
375	4.000%, 6/15/15	No Opt. Call	AA–	380,186
500	4.000%, 6/15/16	No Opt. Call	AA–	524,255
750	4.000%, 6/15/17	No Opt. Call	AA–	807,750
600	4.000%, 6/15/18	No Opt. Call	AA–	661,224
800	5.000%, 6/15/19	No Opt. Call	AA–	932,384

	Douglas County School District 17 Millard, Nebraska, General Obligation Bonds, Refunding Series 2014:
3,050	3.000%, 6/15/16	No Opt. Call	Aa1	3,165,199
6,600	4.000%, 6/15/17	No Opt. Call	Aa1	7,150,572

	Lancaster County School District 1, Lincoln, Nebraska, General Obligation Bonds, Refunding Series 2009:
1,915	3.000%, 1/15/16	No Opt. Call	AAA	1,966,284
3,475	3.000%, 1/15/17	No Opt. Call	AAA	3,643,503
3,220	3.000%, 1/15/18	No Opt. Call	AAA	3,432,005
2,520	3.000%, 1/15/19	No Opt. Call	AAA	2,722,734

2,320	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 3.500%, 11/01/27	No Opt. Call	A–	2,357,190

1,700	Nebraska Public Power District, General Revenue Bonds, Series 2015A-2, 5.000%, 1/01/24 (WI/DD, Settling 2/05/15)	1/22 at 100.00	A1	2,047,497

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska (continued)

$3,000	University of Nebraska Facilities Corporation, UNMC Cancer Center Bonds, Series 2014A, 5.000%, 2/15/21	No Opt. Call	Aa1	$3,664,200

3,045	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series 2012, 1.375%, 9/01/30 (Mandatory put 9/01/15) (Alternative Minimum Tax)	No Opt. Call	A	3,058,002
38,260	Total Nebraska			41,669,259

	Nevada – 0.5%

	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
1,000	5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A	1,171,580
2,000	5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A	2,365,080

1,685	Clark County, Nevada, Limited Tax General Obligation Bank Bonds, Series 2006, 5.000%, 11/01/21 – AMBAC Insured	11/16 at 100.00	Aa1	1,822,058

2,625	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2010F-1, 5.000%, 7/01/15	No Opt. Call	A+	2,678,025

5,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series 2011C, 5.000%, 6/01/24	6/21 at 100.00	AA+	6,012,350

	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013:
315	3.000%, 6/01/16	No Opt. Call	N/R	318,503
950	3.000%, 6/01/17	No Opt. Call	N/R	960,279
180	4.000%, 6/01/18	No Opt. Call	N/R	187,074

2,825	Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2005, 5.000%, 12/01/15 – FGIC Insured	No Opt. Call	AAA	2,941,108
16,580	Total Nevada			18,456,057

	New Hampshire – 0.1%

5,000	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Series 2010A, 4.500%, 7/01/27 (Mandatory put 7/01/15) (Alternative Minimum Tax)	No Opt. Call	Baa1	5,063,050

	New Jersey – 5.8%

505	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)	No Opt. Call	BB	511,575

225	Bergen County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Bergen County Guaranteed, Series 2014B, 5.000%, 2/15/19	No Opt. Call	Aaa	261,704

2,435	Camden County Improvement Authority, New Jersey, Healthcare Revenue Bonds, Cooper Health System, Series 2005B, 5.000%, 2/15/15 (ETM)	No Opt. Call	Baa2 (4)	2,439,943

1,500	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2005A, 5.000%, 2/15/15 (ETM)	No Opt. Call	Baa2 (4)	1,503,045

3,890	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	6/15 at 100.00	AA–	3,943,293

	Millville, New Jersey, General Obligation Bonds, Improvement Series 2011:
1,000	5.000%, 11/01/16 – AGM Insured	No Opt. Call	AA	1,073,970
1,445	5.000%, 11/01/19 – AGM Insured	No Opt. Call	AA	1,667,010
920	5.000%, 11/01/20 – AGM Insured	No Opt. Call	AA	1,076,418

Nuveen Investments	35

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$345	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2007, 5.000%, 12/01/16 – AMBAC Insured	No Opt. Call	N/R	$369,578

5	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2007, 5.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	N/R (4)	5,424

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
650	5.375%, 6/15/15 (ETM)	No Opt. Call	Aaa	662,916
1,095	5.375%, 6/15/15 – RAAI Insured (ETM)	No Opt. Call	Aaa	1,116,758
1,430	5.500%, 6/15/16 (ETM)	No Opt. Call	Aaa	1,532,660
1,240	5.500%, 6/15/16 – RAAI Insured (ETM)	No Opt. Call	Aaa	1,329,020

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
4,125	5.000%, 6/15/15	No Opt. Call	BBB+	4,196,693
4,250	5.000%, 6/15/16	No Opt. Call	BBB+	4,495,395
6,265	5.000%, 6/15/17	No Opt. Call	BBB+	6,828,098
8,510	5.000%, 6/15/18	No Opt. Call	BBB+	9,497,585
5,250	5.000%, 6/15/19	No Opt. Call	BBB+	5,941,162
245	4.000%, 6/15/19	No Opt. Call	BBB+	267,003
10,990	5.000%, 6/15/20	No Opt. Call	BBB+	12,640,588
7,410	5.000%, 6/15/21	No Opt. Call	BBB+	8,581,743
1,370	5.000%, 6/15/22	No Opt. Call	BBB+	1,605,380
495	5.000%, 6/15/22	No Opt. Call	AA	592,055
6,500	5.000%, 6/15/23	6/22 at 100.00	BBB+	7,571,720
4,500	5.000%, 6/15/24	6/22 at 100.00	BBB+	5,192,505
8,570	5.000%, 6/15/25	6/22 at 100.00	BBB+	9,826,619
6,000	5.000%, 6/15/26	6/22 at 100.00	BBB+	6,833,760
685	4.250%, 6/15/27	6/22 at 100.00	BBB+	730,217

4,890	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2011GG, 5.000%, 9/01/20	No Opt. Call	A2	5,655,921

3,260	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University Issue, Series 2007A, 5.250%, 7/01/21 – NPFG Insured	No Opt. Call	AA	3,571,232

330	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	422,331

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
4,060	5.000%, 7/01/18	No Opt. Call	BB+	4,380,902
4,260	5.000%, 7/01/19	No Opt. Call	BB+	4,635,860

410	New Jersey Highway Authority, Senior Revenue Bonds, Garden State Parkway, Series 1989, 6.000%, 1/01/19 – NPFG Insured (ETM)	No Opt. Call	Aaa	471,771

10,000	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Series 2014A, 5.000%, 9/15/18	No Opt. Call	A	11,342,700

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005C, 5.250%, 6/15/15 – NPFG Insured (ETM)	No Opt. Call	Aaa	5,097,000

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D:
5,390	5.000%, 12/15/17	No Opt. Call	A2	5,981,984
9,750	5.000%, 12/15/18	No Opt. Call	A2	11,065,178

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA:
11,500	5.000%, 6/15/19	No Opt. Call	A2	13,148,755
13,675	5.000%, 6/15/20	No Opt. Call	A2	15,691,242

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
$2,290	6.500%, 1/01/16	No Opt. Call	A3	$2,419,935
5	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	5,284
860	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	AA–	908,796

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
1,425	6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (4)	1,507,621
10	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	10,580
460	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	486,671
125	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (4)	132,248
245	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	259,205
335	6.500%, 1/01/16 – AGM Insured (ETM)	No Opt. Call	AA (4)	354,423
145	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (4)	153,407
10	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	10,580
165	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	174,567

6,005	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/19	No Opt. Call	A+	6,920,943

	Parsippany-Troy Hills Township Board of Education, Morris County, New Jersey, General Obligation Bonds, Refunding Series 2014:
175	5.000%, 8/15/22	No Opt. Call	AA	216,890
500	5.000%, 8/15/23	No Opt. Call	AA	625,775

1,125	Parsippany-Troy Hills Township, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 7/15/20	No Opt. Call	AA	1,281,375

1,700	Passaic Valley Sewage Commissioners, New Jersey, Sewer Revenue Bonds, Series 2010G, 5.750%, 12/01/22	No Opt. Call	A2	2,130,746

4,215	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	4,840,927

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series 2012Q:
4,340	3.000%, 1/01/18	No Opt. Call	A2	4,569,846
4,850	3.000%, 1/01/19	No Opt. Call	A2	5,141,097

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
5,660	5.000%, 6/01/15	No Opt. Call	Aaa	5,747,277
140	5.000%, 6/01/17	No Opt. Call	Aa1	153,941
4,610	4.500%, 6/01/23	6/17 at 100.00	BB	4,634,940
2,065	4.625%, 6/01/26	6/17 at 100.00	B+	1,988,099
205,835	Total New Jersey			228,433,886

	New Mexico – 0.9%

1,010	Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Refunding Subordinate Lien Series 2014B, 5.000%, 7/01/19	No Opt. Call	AA	1,185,185

15,340	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	Aa3	17,704,047

14,955	State of New Mexico, State Severance Tax Revenue Bonds, Series 2014A, 5.000%, 7/01/23	7/19 at 100.00	Aa1	17,363,503
31,305	Total New Mexico			36,252,735

	New York – 10.1%

500	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/22	No Opt. Call	A+	608,735

Nuveen Investments	37

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 2/01/19 – FGIC Insured	2/15 at 100.00	AA–	$501,980

1,585	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19	No Opt. Call	AA	1,864,293

5	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19 (ETM)	No Opt. Call	N/R (4)	5,916

1,250	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2012-1, 5.000%, 7/01/23	1/22 at 100.00	AA	1,529,625

325	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2014, 5.000%, 7/01/23	No Opt. Call	A–	397,670

12,195	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/21	No Opt. Call	AAA	15,090,825

5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/21 (ETM)	No Opt. Call	N/R (4)	6,206

3,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A, 5.000%, 2/15/21	No Opt. Call	AAA	4,060,062

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
770	0.000%, 6/01/16 – AGM Insured	No Opt. Call	AA	763,262
400	0.000%, 6/01/19 – AGM Insured	No Opt. Call	AA	373,800
515	0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	461,466
450	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	393,376
1,200	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	1,007,244

850	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A, 5.250%, 12/01/20 (Pre-refunded 6/01/16) – FGIC Insured	6/16 at 100.00	AA– (4)	906,567

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
5,915	5.000%, 12/01/16 – AGM Insured	6/16 at 100.00	AA	6,265,227
870	4.250%, 12/01/16 – AGM Insured	No Opt. Call	AA	911,508
1,095	4.000%, 12/01/16 – AGM Insured	No Opt. Call	AA	1,143,607
240	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AA–	252,696

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006D:
600	5.000%, 9/01/17 – NPFG Insured	9/16 at 100.00	AA–	642,690
85	5.000%, 9/01/20 – NPFG Insured	9/16 at 100.00	AA–	90,863
520	5.000%, 9/01/23 – NPFG Insured	9/16 at 100.00	AA–	553,441

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006E:
5,125	5.000%, 12/01/17 – FGIC Insured	12/16 at 100.00	AA–	5,542,021
3,660	5.000%, 12/01/17	12/16 at 100.00	A–	3,964,841
2,280	5.000%, 12/01/18 – FGIC Insured	12/16 at 100.00	AA–	2,463,335
13,015	5.000%, 12/01/18 – NPFG Insured	12/16 at 100.00	AA–	14,061,536
205	5.000%, 12/01/20 – NPFG Insured	12/16 at 100.00	AA–	221,090
1,100	5.000%, 12/01/21 – FGIC Insured	12/16 at 100.00	AA–	1,184,656
1,035	5.000%, 12/01/21 – NPFG Insured	12/16 at 100.00	AA–	1,114,654
715	5.000%, 12/01/21 – AGM Insured	12/16 at 100.00	AA	771,807
4,510	5.000%, 12/01/22 – FGIC Insured	12/16 at 100.00	AA–	4,845,905
200	5.000%, 12/01/22	12/16 at 100.00	A–	215,392
20	4.125%, 12/01/22 – FGIC Insured	12/16 at 100.00	AA–	21,168

	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A:
575	5.000%, 4/01/18	No Opt. Call	A–	645,138
3,440	5.000%, 4/01/19	No Opt. Call	A–	3,957,926
1,250	5.500%, 4/01/22	4/19 at 100.00	A–	1,435,213

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$420	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 5.000%, 5/01/15 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	$425,187

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F:
2,620	5.000%, 5/01/15 – NPFG Insured	No Opt. Call	AA–	2,651,833
885	5.000%, 5/01/16 – NPFG Insured	No Opt. Call	AA–	934,746
8,810	5.000%, 5/01/17 – NPFG Insured	No Opt. Call	AA–	9,637,876
2,950	5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	AA–	3,177,504
730	5.000%, 5/01/19 – NPFG Insured	11/16 at 100.00	AA–	785,670

1,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/16	No Opt. Call	A–	1,161,215

1,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/21	No Opt. Call	A–	1,185,370

5,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series 2012A, 5.000%, 11/15/20	No Opt. Call	AA	6,646,255

3,985	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012-B2, 5.000%, 11/15/21	No Opt. Call	AA–	4,851,857

	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H:
5,135	5.000%, 11/15/20	No Opt. Call	AA–	6,165,440
5,790	4.000%, 11/15/22	No Opt. Call	AA–	6,706,441

1,290	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B, 5.000%, 11/15/19	No Opt. Call	AA–	1,519,723

1,000	Monroe County, New York, General Obligation Bonds, Refunding Series 2012, 5.000%, 3/01/15	No Opt. Call	A	1,004,040

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
2,000	5.000%, 7/01/23	No Opt. Call	BBB+	2,421,420
1,000	5.000%, 7/01/24	No Opt. Call	BBB+	1,217,550
625	5.000%, 7/01/25	7/24 at 100.00	BBB+	750,762
1,000	5.000%, 7/01/26	7/24 at 100.00	BBB+	1,190,160
1,500	5.000%, 7/01/27	7/24 at 100.00	BBB+	1,775,625

10,150	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/17	No Opt. Call	AA	11,241,125

16,720	New York City, New York, General Obligation Bonds, Fiscal 2014 Series J, 5.000%, 8/01/19	No Opt. Call	AA	19,608,882

30,510	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/18	No Opt. Call	AA	34,845,776

7,200	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 1997C, 5.000%, 8/01/32 (Mandatory put 8/01/16) – NPFG Insured	No Opt. Call	AA–	7,608,672

2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004A, 4.750%, 5/15/32 (Mandatory put 7/01/16) – NPFG Insured	No Opt. Call	AA–	2,100,780

2,190	New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Refunding Series 2013, 2.750%, 7/01/17	No Opt. Call	A–	2,318,422

48,985	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A–	56,691,320

3,080	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/19 – AMBAC Insured	10/15 at 100.00	AA+	3,178,652

475	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/19 (Pre-refunded 10/01/15) – AMBAC Insured	10/15 at 100.00	N/R (4)	490,537

Nuveen Investments	39

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, Series 2009:
$5,000	4.000%, 4/01/16	No Opt. Call	AA	$5,221,500
5,000	4.000%, 4/01/17	No Opt. Call	AA	5,374,350
6,845	5.000%, 4/01/18	No Opt. Call	AA	7,742,927

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B:
7,800	5.000%, 6/01/15	No Opt. Call	AA	7,927,920
5,560	5.000%, 6/01/16	No Opt. Call	AA	5,912,671
1,600	5.000%, 6/01/17	No Opt. Call	AA	1,764,432
2,800	5.000%, 6/01/18	No Opt. Call	AA	3,184,356

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013A:
4,370	5.000%, 6/01/20	6/16 at 100.00	AA	4,647,233
3,330	5.000%, 6/01/21	6/16 at 100.00	AA	3,536,926

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013B:
5,000	5.000%, 6/01/19	6/15 at 100.00	AA	5,080,700
2,090	5.000%, 6/01/20	6/15 at 100.00	AA	2,123,440
3,105	5.000%, 6/01/20	6/16 at 100.00	AA	3,301,546
14,250	5.000%, 6/01/21	6/16 at 100.00	AA	15,135,495
1,500	5.000%, 6/01/21	6/17 at 100.00	AA	1,644,720
6,230	5.000%, 6/01/22	6/17 at 100.00	AA	6,818,860

10,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Refunding Series 2010A-1, 5.000%, 1/01/17	No Opt. Call	AA	10,870,600

3,120	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009A-1, 5.000%, 12/15/16	No Opt. Call	AAA	3,401,330

8,085	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009C, 5.000%, 12/15/18	No Opt. Call	AAA	9,375,932

	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
500	5.000%, 7/01/25	7/24 at 100.00	BBB+	600,610
500	5.000%, 7/01/27	7/24 at 100.00	BBB+	591,875

16,120	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2012B, 4.000%, 11/15/20	No Opt. Call	AA–	18,639,234

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,570	4.750%, 6/01/22	6/16 at 100.00	BBB–	1,586,925
3,640	5.000%, 6/01/26	6/16 at 100.00	BB–	3,658,673

	Yonkers, New York, General Obligation Bonds, Series 2012C:
2,440	3.000%, 8/15/22	No Opt. Call	A	2,562,024
2,510	3.000%, 8/15/23	No Opt. Call	A	2,598,478
361,955	Total New York			403,871,338

	North Carolina – 1.1%

	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Refunding Series 2009A:
3,000	5.000%, 3/01/16	No Opt. Call	AA	3,158,520
2,010	5.000%, 3/01/17	No Opt. Call	AA	2,199,543
2,105	5.000%, 3/01/18	No Opt. Call	AA	2,386,439

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

	Mecklenburg County Public Facilities Corporation, North Carolina, Limited Obligation Bonds, Refunding Series 2009:
$5,500	5.000%, 3/01/16	No Opt. Call	AA+	$5,784,460
3,025	5.000%, 3/01/18	No Opt. Call	AA+	3,414,529

	New Hanover County, North Carolina, General Obligation Bonds, School Series 2009:
1,500	3.000%, 6/01/15	No Opt. Call	AAA	1,514,700
1,500	3.000%, 6/01/16	No Opt. Call	AAA	1,555,290
765	3.000%, 6/01/17	No Opt. Call	AAA	809,852

	North Carolina Medical Care Commission, Hospital Revenue Bonds, CaroMont Health, Series 2008:
2,665	3.000%, 2/15/15 – AGC Insured	No Opt. Call	AA	2,668,305
3,290	3.500%, 2/15/16 – AGC Insured	No Opt. Call	AA	3,400,050
2,885	4.000%, 2/15/17 – AGC Insured	No Opt. Call	AA	3,087,267

	North Carolina State, Capital Improvement Limited Obligation Bonds, Series 2009A:
1,000	5.000%, 5/01/19	No Opt. Call	AA+	1,170,840
5,195	5.000%, 5/01/20	5/19 at 100.00	AA+	6,058,876

3,540	North Carolina State, Capital Improvement Limited Obligation Bonds, Series 2009A, 5.000%, 5/01/21 (Pre-refunded 5/01/19)	5/19 at 100.00	AA+ (4)	4,145,057

495	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2012, 3.000%, 6/01/15 – AGM Insured	No Opt. Call	AA+	499,792

235	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2014A, 5.000%, 6/01/20	No Opt. Call	AA+	281,222
38,710	Total North Carolina			42,134,742

	North Dakota – 0.5%

	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
300	5.000%, 7/01/21	No Opt. Call	BBB+	351,408
100	5.000%, 7/01/22	7/21 at 100.00	BBB+	115,835

3,745	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System, Series 2007, 5.500%, 12/01/17	No Opt. Call	A–	4,117,628

1,000	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006, 5.125%, 7/01/18	7/16 at 100.00	BBB–	1,044,580

1,130	West Fargo, North Dakota, General Obligation Bonds, Refunding & Improvement Series 2012C, 3.000%, 5/01/17	No Opt. Call	Aa3	1,185,483

	Williston, North Dakota, General Obligation Bonds, Refunding Improvement Series 2014:
450	4.000%, 5/01/15	No Opt. Call	A	454,014
800	4.000%, 5/01/16	No Opt. Call	A	832,936
800	4.000%, 5/01/17	No Opt. Call	A	854,064
800	4.000%, 5/01/18	No Opt. Call	A	874,112
725	4.000%, 5/01/19	No Opt. Call	A	805,519
800	4.000%, 5/01/20	No Opt. Call	A	898,368
800	4.000%, 5/01/21	No Opt. Call	A	904,832

785	Williston, North Dakota, Limited Obligation Bonds, Certificates of Indebtedness, Series 2013A, 2.500%, 11/01/15	5/15 at 100.00	N/R	785,746

6,035	Williston, North Dakota, Sales Tax Revenue Bonds, Series 2013A, 4.000%, 5/01/20 – AGM Insured	5/17 at 100.00	AA	6,440,793
18,270	Total North Dakota			19,665,318

Nuveen Investments	41

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio – 4.6%

	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s Hospital Medical Center, Improvement & Refunding Series 2012:
$2,000	5.000%, 11/15/21	No Opt. Call	A1	$2,406,520
2,655	5.000%, 11/15/22	5/22 at 100.00	A1	3,187,142

	Akron, Ohio, Waterworks System Mortgage Revenue Bonds, Refunding & Improvement Series 2009:
2,220	5.000%, 3/01/15 – AGC Insured	No Opt. Call	A3	2,229,191
2,650	5.000%, 3/01/17 – AGC Insured	No Opt. Call	A3	2,890,037

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1:
9,515	5.000%, 6/01/15	No Opt. Call	Aaa	9,644,499
6,665	5.000%, 6/01/16	No Opt. Call	Aa1	7,003,315
3,495	5.000%, 6/01/17	No Opt. Call	A1	3,786,728

20,765	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B–	17,992,872

3,220	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA	3,571,946

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,470	5.000%, 12/01/19	No Opt. Call	AA	1,737,467
1,540	5.000%, 12/01/20	12/19 at 100.00	AA	1,801,400
1,620	5.000%, 12/01/21	12/19 at 100.00	AA	1,879,411

	Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel Project, Series 2014:
4,650	5.000%, 12/01/17	No Opt. Call	AA–	5,193,910
5,515	5.000%, 12/01/20	No Opt. Call	AA–	6,577,685

250	Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2014, 5.000%, 12/01/22	No Opt. Call	AAA	313,160

	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013:
500	4.000%, 6/15/17	No Opt. Call	Baa2	528,045
1,015	5.000%, 6/15/19	No Opt. Call	Baa2	1,133,522
1,000	5.000%, 6/15/21	No Opt. Call	Baa2	1,138,050

1,000	Franklin County Convention Facilities Authority, Ohio, Tax and Lease Revenue Anticipation and Refunding Bonds, Columbus City & Franklin County Lessees, Series 2014, 5.000%, 12/01/23	No Opt. Call	Aaa	1,251,110

	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Hospital Medical Center, Refunding Series 2014S:
1,150	5.000%, 5/15/21	No Opt. Call	AA	1,394,007
275	5.000%, 5/15/22	No Opt. Call	AA	335,307
1,000	5.000%, 5/15/23	No Opt. Call	AA	1,232,800

1,600	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2014, 5.000%, 2/01/20	No Opt. Call	A–	1,861,504

	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Refunding Series 2014A:
1,595	5.000%, 12/01/19	No Opt. Call	AA+	1,895,977
3,350	5.000%, 12/01/20	No Opt. Call	AA+	4,058,860
1,550	5.000%, 12/01/21	No Opt. Call	AA+	1,910,716
1,000	5.000%, 12/01/22	No Opt. Call	AA+	1,252,640

	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
2,490	5.000%, 1/01/20	No Opt. Call	AA	2,939,370
1,700	5.000%, 1/01/23	No Opt. Call	AA	2,085,747

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$2,175	Marysville, Union County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.000%, 12/01/20 – AMBAC Insured	No Opt. Call	Aa3	$2,511,538

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,000	5.000%, 2/15/16	No Opt. Call	BB+	1,034,080
2,000	5.000%, 2/15/17	No Opt. Call	BB+	2,116,960
1,630	5.000%, 2/15/18	No Opt. Call	BB+	1,757,058
1,000	5.000%, 2/15/19	No Opt. Call	BB+	1,090,700
270	5.000%, 2/15/20	No Opt. Call	BB+	297,329
2,000	5.000%, 2/15/21	No Opt. Call	BB+	2,213,680

	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
730	3.000%, 10/01/15	No Opt. Call	A1	742,724
870	3.000%, 10/01/16	No Opt. Call	A1	901,816
1,100	4.000%, 10/01/17	No Opt. Call	A1	1,180,047

11,085	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	BBB–	11,791,447

2,440	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2009B, 3.100%, 3/01/23 (Mandatory put 3/01/19)	No Opt. Call	BBB–	2,525,815

4,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	4,575,000

1,415	Ohio Higher Education Facilities Commission, Revenue Bonds, John Carroll University, Series 2014, 2.250%, 9/01/33 (Mandatory put 9/01/18)	No Opt. Call	A3	1,448,040

4,000	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2014R, 4.000%, 5/01/16	No Opt. Call	AAA	4,189,560

6,685	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2013B, 5.000%, 8/01/21	No Opt. Call	AA+	8,218,338

6,450	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011A, 5.000%, 9/15/21	No Opt. Call	AA+	7,946,271

12,625	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011C, 5.000%, 9/15/20	No Opt. Call	AA+	15,286,097

	Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2009B:
820	5.000%, 1/01/17	No Opt. Call	Aa2	889,577
500	5.000%, 1/01/18	No Opt. Call	Aa2	561,400

50	Ohio Water Development Authority, Loan Revenue Bonds, Pure Water Development, Series 1990I, 6.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa	52,453

10,715	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 2.200%, 6/01/33 (Mandatory put 6/01/16)	No Opt. Call	BBB–	10,756,360

2,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004, 2.250%, 7/01/21 (Mandatory put 7/01/16)	No Opt. Call	A–	2,063,140

4,540	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Refunding Series 2012A, 5.000%, 6/01/17 – NPFG Insured	No Opt. Call	AA	4,998,404

Nuveen Investments	43

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$2,230	University of Toledo, Ohio, General Receipts Bonds, Series 2009, 4.000%, 6/01/18	No Opt. Call	A1	$2,449,833

1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.100%, 7/01/17 (Alternative Minimum Tax) (5)	No Opt. Call	N/R	32,960
170,785	Total Ohio			184,863,565

	Oklahoma – 1.4%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
1,420	4.000%, 9/01/18	No Opt. Call	A+	1,555,269
1,435	4.000%, 9/01/19	No Opt. Call	A+	1,585,101
2,685	4.500%, 9/01/20	No Opt. Call	A+	3,062,914

5,860	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2013, 5.000%, 6/01/18	No Opt. Call	A	6,638,149

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2014:
1,500	5.000%, 7/01/16	No Opt. Call	A+	1,596,900
520	5.000%, 7/01/17	No Opt. Call	A+	573,414
1,515	5.000%, 7/01/18	No Opt. Call	A+	1,720,388
2,145	5.000%, 7/01/19	No Opt. Call	A+	2,495,815

	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public Schools Project, Series 2012:
5,000	3.000%, 3/01/17	No Opt. Call	A+	5,225,050
2,870	4.000%, 3/01/18	No Opt. Call	A+	3,125,889

1,850	Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds, Series 2004A, 2.375%, 12/01/21	No Opt. Call	A–	1,915,379

	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
210	4.000%, 9/01/17	No Opt. Call	A–	226,787
475	4.000%, 9/01/18	No Opt. Call	A–	520,952
525	5.000%, 9/01/19	No Opt. Call	A–	606,800
685	5.000%, 9/01/20	No Opt. Call	A–	804,820
745	5.000%, 9/01/21	No Opt. Call	A–	882,423

	Stillwater Utilities Authority, Oklahoma, Utility System and Sales Tax Revenue Bonds, Series 2014A:
165	4.000%, 10/01/18	No Opt. Call	AA–	183,830
150	4.000%, 10/01/19	No Opt. Call	AA–	170,330
250	5.000%, 10/01/20	No Opt. Call	AA–	301,228
315	5.000%, 10/01/21	No Opt. Call	AA–	385,557

2,415	Tulsa (Oklahoma), Industrial Authority, Revenue and Refunding Bonds (The University of Tulsa), Series 1996A, 6.000%, 10/01/16 – NPFG Insured	No Opt. Call	AA–	2,497,231

	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2009A:
1,000	4.000%, 6/01/15	No Opt. Call	BBB+	1,011,480
1,200	4.500%, 6/01/16	6/15 at 100.00	BBB+	1,214,448

6,290	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1997B, 7.050%, 6/01/17 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	6,678,533

7,450	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2011, 5.000%, 9/01/19	No Opt. Call	AA–	8,727,526

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

$1,425	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2012, 4.000%, 9/01/22	No Opt. Call	AA–	$1,637,980
50,100	Total Oklahoma			55,344,193

	Oregon – 0.4%

2,575	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Refunding Bonds, Series 2012B, 4.000%, 6/15/22	No Opt. Call	AA+	3,013,935

1,770	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2007, 1.500%, 10/01/18	No Opt. Call	A–	1,773,752

1,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/22 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	1,173,160

10,450	Tri-County Metropolitan Transportation District, Oregon, Revenue Bonds, Payroll Tax and Grant Receipt Series 2013, 3.000%, 11/01/16	5/15 at 100.00	Aa3	10,521,374
15,795	Total Oregon			16,482,221

	Pennsylvania – 5.2%

385	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Duquesne University, Series 2013A, 3.000%, 3/01/15	No Opt. Call	A2	385,955

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Jefferson Regional Medical Center, Series 2006B:
1,985	5.000%, 5/01/15	No Opt. Call	Baa2	2,000,364
1,620	5.000%, 5/01/16	No Opt. Call	Baa2	1,675,258
1,285	5.000%, 5/01/18	5/16 at 100.00	Baa2	1,322,753

5,010	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008B, 5.000%, 6/15/18	No Opt. Call	Aa3	5,694,667

	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2011:
6,550	5.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	7,332,201
4,400	5.000%, 12/01/18 – AGM Insured	No Opt. Call	AA	5,066,644

5,750	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014C-73, 5.000%, 12/01/19	No Opt. Call	AA–	6,788,795

1,900	Berks County, Pennsylvania, General Obligation Bonds, Series 2008, 5.000%, 11/15/21 (Pre-refunded 11/15/18)	11/18 at 100.00	Aa1 (4)	2,199,744

915	Bucks County Community College Authority, Pennsylvania, Revenue Bonds, College Building County Guaranteed, Series 2014, 3.000%, 6/15/16	No Opt. Call	AAA	949,431

1,120	Centre County, Pennsylvania, General Obligation Bonds, Series 2012A, 3.000%, 7/01/19	No Opt. Call	AA	1,208,525

7,910	Coatesville Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2014A, 4.000%, 8/15/19 – BAM Insured	No Opt. Call	AA	8,668,332

	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc., Refunding Series 2005A:
440	5.000%, 12/01/15 – RAAI Insured	No Opt. Call	BBB+	452,329
20	4.250%, 12/01/17 – RAAI Insured	12/15 at 100.00	BBB+	20,319
210	5.000%, 12/01/19 – RAAI Insured	12/15 at 100.00	BBB+	214,032
75	5.000%, 12/01/21 – RAAI Insured	12/15 at 100.00	BBB+	76,175

	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014:
450	4.000%, 5/01/18	No Opt. Call	Baa3	482,342
450	5.000%, 5/01/19	No Opt. Call	Baa3	504,837

Nuveen Investments	45

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2010:
$1,010	4.000%, 12/01/16	No Opt. Call	A+	$1,076,337
500	5.000%, 12/01/18	No Opt. Call	A+	577,490

3,335	Lancaster County, Pennsylvania, General Obligation Bonds, Series 2009A, 5.000%, 11/01/18 – AGM Insured	No Opt. Call	A1	3,822,377

2,805	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Refunding Series 2004, 5.000%, 11/15/18	5/15 at 100.00	B+	2,807,216

2,105	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.500%, 12/15/19	No Opt. Call	N/R	2,209,408

2,165	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009A, 5.000%, 7/01/17	No Opt. Call	A–	2,343,006

1,080	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 4.000%, 5/01/19	No Opt. Call	A	1,173,452

3,450	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/23	No Opt. Call	A	4,074,829

504	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/31/23	4/15 at 100.00	N/R	462,719

650	Pennsylvania Convention Center Authority, Revenue Bonds, Series 1989A, 6.700%, 9/01/16 – FGIC Insured (ETM)	No Opt. Call	AA+ (4)	690,670

3,285	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 5.250%, 10/15/15	No Opt. Call	Baa2	3,375,863

2,500	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012A, 5.000%, 7/01/15	No Opt. Call	Aaa	2,551,575

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
20	5.000%, 1/01/20	No Opt. Call	Aaa	23,573
225	5.000%, 7/01/20	7/19 at 100.00	Aaa	264,454
5,750	5.000%, 7/01/21	1/18 at 100.00	Aaa	6,447,245
23,760	5.000%, 1/01/22	7/17 at 100.00	Aaa	26,275,946
8,510	5.000%, 7/01/22	7/16 at 100.00	Aaa	9,073,022
15,750	5.000%, 1/01/23	1/16 at 100.00	Aaa	16,432,132
13,270	5.000%, 7/01/23	7/15 at 100.00	Aaa	13,535,931
15	5.000%, 7/01/23	7/23 at 100.00	Aaa	15,060

1,775	Pennsylvania Public School Building Authority, Lease Revenue Bonds, Philadelphia School District Project, Series 2006A, 4.500%, 6/01/15 – AGM Insured	No Opt. Call	AA	1,798,537

11,800	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured	12/16 at 100.00	AA	12,376,784

	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009B:
4,000	5.000%, 6/01/15	No Opt. Call	A–	4,065,280
4,000	5.000%, 6/01/16	No Opt. Call	A–	4,241,200

16,040	Pennsylvania, General Obligation Bonds, Refunding 3rd Series 2004, 5.375%, 7/01/16 – NPFG Insured	No Opt. Call	AA–	17,194,559

2,535	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	2,963,491

46	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$10,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Refunding Series 2010C, 5.000%, 9/01/16	No Opt. Call	A+	$10,693,900

	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011D:
1,795	5.000%, 9/01/17	No Opt. Call	A+	1,984,785
1,525	5.000%, 9/01/18	No Opt. Call	A+	1,729,868

620	Pittsburgh Water and Sewerage Authority, Pennsylvania, Water and Sewerage System Revenue Refunding Bonds, Series 1986, 6.000%, 9/01/16 – FGIC Insured (ETM)	No Opt. Call	Aaa	654,664

1,205	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013, 4.000%, 12/01/16	No Opt. Call	BBB–	1,256,875

1,250	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011, 4.625%, 8/01/17	No Opt. Call	BBB+	1,321,587

2,500	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, University Capital Project Bonds, Series 2009B, 5.500%, 9/15/21	3/19 at 100.00	AA+	2,962,175
190,209	Total Pennsylvania			205,518,713

	Rhode Island – 0.2%

	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2013B:
700	5.000%, 7/01/19	No Opt. Call	A3	790,293
1,165	5.000%, 7/01/20	No Opt. Call	A3	1,334,636
1,360	5.000%, 7/01/21	No Opt. Call	A3	1,571,412

	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, University of Rhode Island Auxiliary Enterprise, Refunding Series 2013C:
450	4.000%, 9/15/16	No Opt. Call	A+	473,931
520	4.000%, 9/15/18	No Opt. Call	A+	571,932

2,000	Rhode Island Industrial Facilities Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004A, 4.625%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	A–	2,088,720

520	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	4/15 at 100.00	A	522,964
6,715	Total Rhode Island			7,353,888

	South Carolina – 0.8%

3,065	Cherokee County School District 1, South Carolina, General Obligation Bonds, Series 2013A, 4.000%, 3/01/15	No Opt. Call	Aa1	3,075,421

	Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Refunding Series 2012:
1,500	3.500%, 2/01/20	No Opt. Call	Aa1	1,679,460
1,000	4.500%, 2/01/21	No Opt. Call	Aa1	1,185,830

	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Building Equity Sooner Series 2012:
3,365	5.000%, 12/01/21	No Opt. Call	AA	4,095,474
4,910	5.000%, 12/01/22	No Opt. Call	AA	6,057,762

5,245	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.000%, 12/01/24	12/16 at 100.00	AA	5,666,750

1,155	McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, McCormick Health Care Center Project, Series 2006, 8.000%, 3/01/21 (ETM)	No Opt. Call	N/R (4)	1,451,696

Nuveen Investments	47

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

	South Carolina JOBS Economic Development Authority, Economic Development Revenue, FMU Student Housing, LLC – Francis Marion University Project, Series 2014A:
$1,020	5.000%, 8/01/22	No Opt. Call	Baa3	$1,173,694
1,035	5.000%, 8/01/24	No Opt. Call	Baa3	1,197,774

1,645	South Carolina JOBS Economic Development Authority, Revenue Bonds, Waste Management of South Carolina, Inc. Project, Series 2008, 2.875%, 2/01/15	No Opt. Call	A–	1,645,132

1,660	South Carolina Public Service Authority, Revenue Bonds, Santee Cooper Electric System, Series 2005A, 5.250%, 1/01/22 – NPFG Insured	No Opt. Call	AA–	1,736,493

1,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/21	No Opt. Call	AA–	1,220,330
26,600	Total South Carolina			30,185,816

	South Dakota – 0.1%

	Deadwood, South Dakota, Certificates of Participation, Refunding Series 2012:
1,580	3.000%, 11/01/17	No Opt. Call	A	1,646,392
770	3.000%, 11/01/18	No Opt. Call	A	807,083

680	Heartland Consumers Power District, South Dakota, Electric System Revenue Bonds, Series 1977, 6.375%, 1/01/16 (ETM)	No Opt. Call	Aaa	713,946

400	South Dakota Building Authority, Revenue Bonds, Series 2013B, 5.000%, 6/01/20	No Opt. Call	AA	476,472

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B:
400	4.000%, 11/01/19	No Opt. Call	A+	452,736
315	4.000%, 11/01/20	No Opt. Call	A+	359,762
500	4.000%, 11/01/21	No Opt. Call	A+	567,245
650	5.000%, 11/01/24	No Opt. Call	A+	806,891
5,295	Total South Dakota			5,830,527

	Tennessee – 1.0%

	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A:
225	2.000%, 12/01/15	No Opt. Call	AA+	228,458
225	2.000%, 12/01/16	No Opt. Call	AA+	231,381
710	4.000%, 12/01/20	No Opt. Call	AA+	816,053
740	4.000%, 12/01/21	No Opt. Call	AA+	858,925

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2012A:
1,030	5.000%, 1/01/19	No Opt. Call	A	1,181,750
2,500	5.000%, 1/01/20	No Opt. Call	A	2,934,825
1,500	4.000%, 1/01/21	No Opt. Call	A	1,702,980

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
1,335	3.000%, 11/01/17	No Opt. Call	BBB+	1,388,774
250	3.000%, 11/01/18	No Opt. Call	BBB+	262,162
1,070	4.000%, 11/01/19	No Opt. Call	BBB+	1,175,866
810	4.000%, 11/01/20	No Opt. Call	BBB+	895,957
500	4.000%, 11/01/21	No Opt. Call	BBB+	555,005
1,030	5.000%, 11/01/22	11/21 at 100.00	BBB+	1,207,067

48	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Subordinate Lien Refunding Series 2012:
$2,570	5.000%, 7/01/21	No Opt. Call	A+	$3,129,977
1,320	5.000%, 7/01/22	No Opt. Call	A+	1,629,712

	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A:
2,000	5.000%, 9/01/15	No Opt. Call	A	2,054,960
5,000	5.000%, 9/01/16	No Opt. Call	A	5,345,900
2,500	5.000%, 9/01/18	No Opt. Call	A	2,831,150

7,530	Tennessee State, General Obligation Bonds, Series 2009A, 5.000%, 5/01/17	No Opt. Call	Aaa	8,295,876

1,000	Tennessee State, General Obligation Bonds, Series 2009A, 5.000%, 5/01/19 (Pre-refunded 5/01/17)	5/17 at 100.00	Aaa	1,101,200

205	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/18	No Opt. Call	A	233,899

1,400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/17	No Opt. Call	A	1,507,422
35,450	Total Tennessee			39,569,299

	Texas – 7.4%

2,940	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	2,985,599

20,395	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding Series 2012A, 5.000%, 8/15/23	No Opt. Call	AAA	25,962,427

	Canadian River Municipal Water Authority, Texas, Contract Revenue Bonds, Conjunctive Use Groundwater Supply Project, Subordinate Lien Series 2011:
1,000	5.000%, 2/15/15	No Opt. Call	AA	1,002,050
1,000	5.000%, 2/15/16	No Opt. Call	AA	1,049,840

	Corpus Christi Business and Job Development Corporation, Texas, Sales Tax Revenue Bonds, Arena Project, Refunding Series 2014:
1,000	5.000%, 9/01/21	No Opt. Call	AA–	1,194,450
650	5.000%, 9/01/22	No Opt. Call	AA–	786,435

7,045	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2007, 5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA	7,276,921

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B:
2,595	5.000%, 11/01/20	No Opt. Call	A+	3,120,643
5,000	5.000%, 11/01/21	11/20 at 100.00	A+	5,950,700

10,960	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding Bond Anticipation Note Series 2014A, 3.000%, 12/15/16	No Opt. Call	N/R	11,474,791

1,925	Grapevine, Tarrant County, Texas, Combination Tax and Tax Increment Reinvestment Zone Revenue, Refunding Series 2005A, 5.000%, 8/15/20 (Pre-refunded 3/30/15) – NPFG Insured	3/15 at 100.00	AA+ (4)	1,940,766

3,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A, 5.000%, 12/01/24	No Opt. Call	A+	3,760,800

6,010	Harris County, Texas, General Obligation Bonds, Refunding Road Series 2009A, 5.250%, 10/01/18	No Opt. Call	AAA	6,992,875

Nuveen Investments	49

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
$700	5.000%, 11/15/19	No Opt. Call	A3	$810,047
575	5.000%, 11/15/20	No Opt. Call	A3	675,976
450	5.000%, 11/15/21	No Opt. Call	A3	533,367

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
8,630	5.000%, 11/15/23 – AGM Insured	No Opt. Call	AA	10,617,748
5,205	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	6,435,878

1,500	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Schoolhouse Series 2013A, 4.000%, 2/15/16	No Opt. Call	AAA	1,560,690

1,800	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2012D, 5.000%, 11/15/21	No Opt. Call	AA	2,215,962

	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2014C:
3,900	5.000%, 5/15/20	No Opt. Call	AA	4,678,596
3,000	5.000%, 5/15/21	No Opt. Call	AA	3,661,830

11,520	Houston, Texas, General Obligation Bonds, Public Improvement Refunding Series 2009A, 5.000%, 3/01/20	3/19 at 100.00	AA+	13,414,118

	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A:
1,360	5.000%, 7/01/15	No Opt. Call	AA–	1,387,472
1,110	5.000%, 7/01/16	No Opt. Call	AA–	1,181,373

2,250	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011B, 5.000%, 7/01/20	No Opt. Call	A	2,653,942

	Lubbock Health Facilities Development Corporation, Texas, Revenue Bonds, Saint Joseph Health System, Refunding Series 2008B:
3,030	5.000%, 7/01/18	No Opt. Call	AA–	3,425,476
3,000	5.000%, 7/01/20	No Opt. Call	AA–	3,522,390

	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,635	3.000%, 12/01/18	No Opt. Call	Baa2	1,649,928
1,510	4.000%, 12/01/21	No Opt. Call	Baa2	1,581,695

5,660	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2006, 3.750%, 12/01/18 (Mandatory put 6/01/15)	No Opt. Call	A–	5,731,995

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
1,690	5.000%, 8/15/19	No Opt. Call	Aa2	1,978,145
2,785	5.000%, 8/15/21	No Opt. Call	Aa2	3,376,506
2,000	5.000%, 8/15/22	No Opt. Call	Aa2	2,449,480
5,480	5.000%, 8/15/23	8/22 at 100.00	Aa2	6,649,706

7,625	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/24	9/21 at 100.00	AA+	9,241,042

	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A:
4,000	5.000%, 1/01/22	No Opt. Call	A2	4,846,560
4,945	5.000%, 1/01/23	No Opt. Call	A2	6,063,015
7,000	5.000%, 1/01/24	No Opt. Call	A2	8,611,260

10,000	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Series 2005, 5.000%, 8/15/21	8/15 at 100.00	AAA	10,259,800

50	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,590	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AA+ (4)	$1,649,704

15,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/21	No Opt. Call	Aa1	18,219,600

8,420	Texas A&M University, Financing System Revenue Bonds, Series 2008, 5.000%, 5/15/15	No Opt. Call	Aaa	8,541,585

4,500	Texas A&M University, Financing System Revenue Bonds, Series 2015A, 4.000%, 5/15/17 (WI/DD, Settling 2/18/15)	No Opt. Call	Aaa	4,856,895

1,805	Texas A&M University, Financing System Revenue Bonds, Series 2015B, 4.000%, 5/15/17 (WI/DD, Settling 2/18/15)	No Opt. Call	Aaa	1,948,155

5,500	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/20	No Opt. Call	A3	6,433,460

	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment Revenue Bonds, Refunding Series 2014B:
7,000	4.000%, 7/01/18	1/16 at 100.00	AAA	7,236,320
5,000	4.000%, 1/01/19	7/15 at 100.00	AAA	5,077,150

	Texas Southmost College District, Texas, General Obligation Bonds, Limited Tax Refunding Series 2014A:
1,460	4.000%, 2/15/17	No Opt. Call	AA–	1,555,878
2,485	5.000%, 2/15/18	No Opt. Call	AA–	2,790,034
2,560	5.000%, 2/15/19	No Opt. Call	AA–	2,951,168
2,745	5.000%, 2/15/20	No Opt. Call	AA–	3,233,802

6,535	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2007, 5.000%, 4/01/16	No Opt. Call	AAA	6,905,600

	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2014A:
10,000	5.000%, 4/01/18	No Opt. Call	AAA	11,381,000
4,515	5.000%, 4/01/20	No Opt. Call	AAA	5,425,811

2,670	Texas State, Public Financing Authority, General Obligation Bonds, Refunding Series 2009A, 5.000%, 10/01/17	No Opt. Call	AAA	2,987,783

	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
2,565	3.000%, 8/15/15	No Opt. Call	A	2,595,241
2,640	3.000%, 8/15/16	No Opt. Call	A	2,713,207
2,720	3.000%, 8/15/17	No Opt. Call	A	2,820,531
255,590	Total Texas			292,035,218

	Utah – 0.4%

4,040	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Subordinate Lien Refunding Series 2013A, 3.000%, 7/01/15	No Opt. Call	AA–	4,088,440

2,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)	12/18 at 100.00	N/R	2,161,280

Nuveen Investments	51

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
$550	5.000%, 9/01/15	No Opt. Call	A–	$564,850
875	5.000%, 9/01/16	No Opt. Call	A–	934,518
500	5.000%, 9/01/17	No Opt. Call	A–	550,700
515	5.000%, 9/01/18	No Opt. Call	A–	582,831
625	5.000%, 9/01/19	No Opt. Call	A–	723,281
1,075	5.000%, 9/01/20	No Opt. Call	A–	1,259,911
2,065	5.000%, 9/01/21	No Opt. Call	A–	2,451,052

1,160	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2006C, 5.250%, 6/15/17 – AGM Insured	No Opt. Call	AAA	1,289,224
13,405	Total Utah			14,606,087

	Virgin Islands – 0.4%

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B:
4,455	5.000%, 10/01/15	No Opt. Call	BBB	4,574,929
4,375	5.000%, 10/01/16	No Opt. Call	BBB	4,644,369
4,000	5.000%, 10/01/17	No Opt. Call	BBB	4,362,680
12,830	Total Virgin Islands			13,581,978

	Virginia – 0.3%

400	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006, 4.125%, 9/01/15	No Opt. Call	BBB	408,188

1,000	Hanover County, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2009, 5.000%, 7/15/19	No Opt. Call	AAA	1,178,960

1,025	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Refunding Series 2014B, 5.000%, 2/01/19	No Opt. Call	AA+	1,191,973

1,750	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount University, Series 1998, 5.100%, 7/01/18 – RAAI Insured	7/15 at 100.00	N/R	1,755,093

	Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, Refunding Series 2014:
1,000	5.000%, 10/01/17	No Opt. Call	A–	1,102,290
1,000	5.000%, 10/01/18	No Opt. Call	A–	1,131,750
1,000	5.000%, 10/01/19	No Opt. Call	A–	1,156,750

2,765	York County Economic Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2009A, 1.875%, 5/01/33 (Mandatory put 5/16/19)	No Opt. Call	A2	2,837,941
9,940	Total Virginia			10,762,945

	Washington – 2.6%

1,700	Central Washington University, Washington, System Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/15	No Opt. Call	A1	1,716,371

4,160	Seattle, Washington, Municipal Light and Power Revenue Bonds, Refunding & Improvement Series 2010B, 5.000%, 2/01/17	No Opt. Call	AA	4,533,277

	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Refunding Series 2013B:
1,100	5.000%, 12/01/18	No Opt. Call	A+	1,259,720
1,500	5.000%, 12/01/20	No Opt. Call	A+	1,793,655
2,095	5.000%, 12/01/21	No Opt. Call	A+	2,536,584

52	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$3,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A	$3,329,610

1,015	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/21	No Opt. Call	A+	1,229,977

10,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012B, 4.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA	11,488,400

10,600	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Refunding Series 2012B, 5.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA	12,844,868

3,500	Washington State Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds, Specialty Chemical Products, LLC Project, Series 2007, 2.125%, 6/01/20	6/19 at 100.00	A–	3,600,415

2,600	Washington State Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005D, 1.250%, 11/01/17	No Opt. Call	A–	2,637,414

	Washington State, General Obligation Bonds, Refunding Various Purpose Series 2013R-13C:
9,355	4.000%, 7/01/15	No Opt. Call	AA+	9,508,796
20,070	5.000%, 7/01/21	No Opt. Call	AA+	24,498,445

10,380	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, 2010 Series 2009B, 5.000%, 8/01/15	No Opt. Call	AA+	10,636,801

8,715	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008B, 5.000%, 7/01/19	7/18 at 100.00	AA+	9,964,992

615	Washington, General Obligation Bonds, Series 1990A, 6.750%, 2/01/15	No Opt. Call	AA+	615,111
90,405	Total Washington			102,194,436

	West Virginia – 0.6%

6,210	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series 2003L, 1.625%, 10/01/22 (Mandatory put 10/01/18)	No Opt. Call	Baa1	6,259,680

5,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2011A, 2.250%, 1/01/41 (Mandatory put 9/01/16) (Alternative Minimum Tax)	No Opt. Call	Baa1	5,064,600

7,010	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Ohio Power Company – Amos Project, Series 2010A, 3.125%, 3/01/43 (Mandatory put 4/01/15) (Pre-refunded 4/01/15)	4/15 at 100.00	BBB (4)	7,039,302

1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/24	No Opt. Call	A3	1,210,150

440	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and Corrections Facility, Series 1998A, 5.375%, 7/01/18 – AMBAC Insured	No Opt. Call	N/R	487,916

2,480	West Virginia University, Revenue Bonds, West Virginia University Projects, Series 2000A, 0.000%, 4/01/17 – AMBAC Insured	No Opt. Call	Aa3	2,431,640
22,140	Total West Virginia			22,493,288

	Wisconsin – 1.9%

950	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A, 5.000%, 12/01/19	No Opt. Call	Aa3	1,111,700

3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B, 4.000%, 11/15/43 (Mandatory put 3/01/18)	No Opt. Call	AA+	3,293,760

Nuveen Investments	53

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010B:
$5,000	5.000%, 7/15/17	No Opt. Call	A	$5,448,850
5,000	5.000%, 7/15/18	No Opt. Call	A	5,563,300
5,680	5.000%, 7/15/19	No Opt. Call	A	6,427,147

2,845	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A, 5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A2	3,275,818

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2012B:
590	4.000%, 8/15/17	No Opt. Call	AA–	639,283
1,465	5.000%, 8/15/18	No Opt. Call	AA–	1,667,463

6,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2014A, 5.000%, 11/15/22	No Opt. Call	AA–	7,355,700

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A, 5.000%, 2/15/15	No Opt. Call	A–	500,920

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of Wisconisin, Inc., Series 2010:
1,475	5.000%, 12/01/16	No Opt. Call	A+	1,578,073
1,555	5.000%, 12/01/17	No Opt. Call	A+	1,706,208
1,635	5.000%, 12/01/18	No Opt. Call	A+	1,838,165
1,710	5.000%, 12/01/19	No Opt. Call	A+	1,961,592

6,900	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A2	7,181,037

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C:
500	5.000%, 8/15/16	No Opt. Call	AA	534,775
750	5.000%, 8/15/18	No Opt. Call	AA	847,972
315	5.000%, 8/15/20	No Opt. Call	AA	369,306
1,480	5.000%, 8/15/21	No Opt. Call	AA	1,754,155
55	5.000%, 8/15/23	8/22 at 100.00	AA	66,322

2,050	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A, 5.250%, 8/15/18	8/16 at 100.00	A–	2,189,277

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
7,005	5.250%, 5/01/20	5/19 at 100.00	AA–	8,253,221
1,460	5.750%, 5/01/29	5/19 at 100.00	AA–	1,748,262

	Wisconsin State, Transportation Revenue Bonds, Series 2014–1:
5,000	5.000%, 7/01/21	7/19 at 100.00	AA+	5,863,850
595	5.000%, 7/01/22	7/19 at 100.00	AA+	696,525
1,515	5.000%, 7/01/23	7/19 at 100.00	AA+	1,771,732

	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Refunding Series 2014A:
670	5.000%, 7/01/25	7/24 at 100.00	A1	829,138
1,000	5.000%, 7/01/26	7/24 at 100.00	A1	1,225,120
700	5.000%, 7/01/27	7/24 at 100.00	A1	849,989
67,400	Total Wisconsin			76,548,660
$3,561,163	Total Municipal Bonds (cost $3,795,364,423)			3,932,203,409

54	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$132	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$23,703

35	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	3.000%	7/15/55	N/R	4,684
$167	Total Corporate Bonds (cost $14,944)				28,387
	Total Long-Term Investments (cost $3,795,379,367)				3,932,231,796

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.8%

	MUNICIPAL BONDS – 0.8%

	National – 0.2%

$2,930	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class A Series 2014, Variable Rate Demand Obligations 0.210%, 5/15/15		No Opt. Call	A+	$2,929,654

5,000	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class B Series 2014, Variable Rate Demand Obligations 0.320%, 12/15/15		No Opt. Call	A+	5,000,000

1,500	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class C Series 2014, Variable Rate Demand Obligations 0.720%, 11/15/17 (8)		No Opt. Call	A+	1,500,000
9,430	Total National				9,429,654

	California – 0.0%

1,535	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014A, 6.000%, 7/10/15 (6)		No Opt. Call	N/R	1,551,286

150	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014B, 6.000%, 7/10/15 (6)		No Opt. Call	N/R	151,592

225	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014C, 6.000%, 7/10/15 (6)		No Opt. Call	N/R	227,387
1,910	Total California				1,930,265

	Maine – 0.2%

6,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bowdoin College, Variable Rate Demand Obligations, Tender Option Bond Trust 2009-5B, 0.040%, 7/01/39 (8)		7/19 at 100.00	VMIG-1	6,665,000

	Missouri – 0.4%
14,870	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Variable Rate Demand Obligations Tender Option Bond Trust DCL-017, 0.330%, 7/01/22 (8)		No Opt. Call	A-2	14,870,000
$32,875	Total Short-Term Investments (cost $32,874,654)				32,894,919
	Total Investments (cost $3,828,254,021) – 99.6%				3,965,126,715
	Other Assets Less Liabilities – 0.4%				14,252,268
	Net Assets – 100%				$3,979,378,983

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from

Nuveen Investments	55

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$3,932,203,409	$—	$3,932,203,409
Corporate Bonds	—	—	28,387	28,387
Short-Term Investments
Municipal Bonds	—	30,964,654	1,930,265	32,894,919
Total	$—	$3,963,168,063	$1,958,652	$3,965,126,715

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments was $3,825,876,300.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$142,191,701
Depreciation	(2,941,286)
Net unrealized appreciation (depreciation) of investments	$139,250,415

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(8)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

56	Nuveen Investments

Nuveen All-American Municipal Bond Fund

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 96.9%

	MUNICIPAL BONDS – 96.9%

	Alabama – 0.5%

$6,165	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/30	11/15 at 100.00	Baa2	$6,222,519

2,750	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)	6/15 at 100.00	BBB	2,768,783

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
1,000	5.500%, 1/01/21 – AGM Insured	7/15 at 100.00	AA	1,002,720
1,000	5.500%, 1/01/22	7/15 at 100.00	BBB	1,012,500

2,000	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A, 5.250%, 12/01/34 (Pre-refunded 12/01/17)	12/17 at 100.00	Aaa	2,257,280
12,915	Total Alabama			13,263,802

	Alaska – 0.1%

2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	6/15 at 100.00	B2	1,793,080

	Arizona – 3.2%

140	Arizona Board of Regents, Certificates of Participation, Northern Arizona University Research Projects, Series 2005, 5.000%, 9/01/23 (Pre-refunded 9/01/15) – AMBAC Insured	9/15 at 100.00	A (4)	143,980

500	Arizona School Facilities Board, Certificates of Participation, Series 2008, 5.250%, 9/01/23	9/18 at 100.00	A+	574,425

200	Arizona State University Nanotechnology LLC, Lease Revenue Refunding Bonds, Arizona State University Project, Series 2009A, 5.000%, 3/01/34 – AGC Insured	3/19 at 100.00	AA	218,408

250	Cottonwood, Arizona, Water Revenue Bonds, Series 2006, 5.000%, 7/01/17 – SYNCORA GTY Insured	7/16 at 100.00	BBB+	262,530

6,630	Gila County Unified School District 10 Payson, Arizona, General Obligation Bonds, Project of 2006, Series 2007A, 5.250%, 7/01/22 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	Aa3 (4)	7,378,726

500	Gilbert, Arizona, Public Facilities Municipal Property Corporation, Revenue Bonds, Series 2009, 5.500%, 7/01/27	7/19 at 100.00	AA+	580,775

3,430	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2007, 5.000%, 12/01/42 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	3,849,935

595	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/31	5/22 at 100.00	A–	679,924

750	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2004B, 5.250%, 8/01/26	8/15 at 100.00	A1	752,820

750	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006-1, 4.500%, 8/01/25 (Pre-refunded 8/01/16) – NPFG Insured	8/16 at 100.00	AA– (4)	796,920

245	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (4)	296,266

310	Peoria Municipal Development Authority, Arizona, Revenue Bonds, Series 2006, 5.000%, 7/01/15	No Opt. Call	AA+	316,129

Nuveen Investments	57

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$465	Peoria, Arizona, Improvement District 601, Improvement Bonds, Series 2007, 4.250%, 1/01/22	1/18 at 101.00	AA	$503,888

4,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/31	7/20 at 100.00	A+	4,585,720

	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
1,650	5.500%, 7/01/31 – FGIC Insured	No Opt. Call	AA	2,191,860
6,000	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	8,288,280

1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 4.875%, 9/01/22	No Opt. Call	BB+	1,068,540

1,000	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.400%, 7/01/47	7/21 at 100.00	BB	1,082,100

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
1,885	6.000%, 7/01/33	7/20 at 102.00	BB+	1,939,722
2,000	6.000%, 7/01/43	7/20 at 102.00	BB+	2,029,860

825	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010, 6.000%, 6/01/40	6/19 at 100.00	BB+	871,200

730	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C, 5.000%, 7/01/27 – FGIC Insured	7/17 at 100.00	Aa2	792,524

270	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C, 5.000%, 7/01/27 (Pre-refunded 7/01/17) – FGIC Insured	7/17 at 100.00	Aa2 (4)	298,871

3,705	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/41	7/21 at 100.00	A	4,230,184

1,000	Pinal County Unified School District 1 Florence, Arizona, General Obligation Bonds, Series 2007A, 5.000%, 7/01/27 – FGIC Insured	7/17 at 100.00	AA–	1,085,650

300	Queen Creek, Arizona, Improvement District 1 Improvement Bonds, Series 2006, 5.000%, 1/01/20	7/15 at 100.00	A–	305,508

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
1,000	5.250%, 12/01/28	No Opt. Call	A–	1,227,680
7,725	5.000%, 12/01/32	No Opt. Call	A–	9,263,743
7,000	5.000%, 12/01/37	No Opt. Call	A–	8,479,730

1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/22	9/18 at 100.00	A2	1,123,850

500	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series 2005C, 4.550%, 7/01/21 – AMBAC Insured	7/17 at 100.00	AAA	545,165

4,300	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series 2008A, 5.000%, 7/01/21	7/18 at 100.00	AAA	4,896,410

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
2,590	6.000%, 12/01/27	12/21 at 100.00	N/R	2,910,176
1,080	6.000%, 12/01/32	12/21 at 100.00	N/R	1,193,054
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,213,476

450	University Medical Center Corporation, Arizona, Hospital Revenue Bonds, Refunding Series 2004, 5.000%, 7/01/24 (Pre-refunded 2/27/15)	2/15 at 100.00	BBB (4)	451,638

58	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$85	University Medical Center Corporation, Arizona, Hospital Revenue Bonds, Series 2005, 5.000%, 7/01/16	7/15 at 100.00	BBB	$87,760

1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39	7/21 at 100.00	BBB	1,206,370

899	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	7/16 at 100.00	N/R	924,918

400	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003A-1, 4.900%, 3/01/28 (Alternative Minimum Tax)	3/16 at 101.00	A–	416,488
68,259	Total Arizona			79,065,203

	Arkansas – 0.1%

	Benton County Public Facilities Board, Arkansas, Charter School Lease Revenue Bonds, BCCSO Project, Series 2010A:
500	5.750%, 6/01/30	6/20 at 100.00	BBB	557,390
1,000	6.000%, 6/01/40	6/20 at 100.00	BBB	1,130,020
1,500	Total Arkansas			1,687,410

	California – 11.0%

2,400	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	BBB+	2,163,888

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2985, 18.070%, 4/01/34 (Pre-refunded 4/01/18) (IF)	4/18 at 100.00	AA (4)	1,539,560

1,715	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2008AE, 5.000%, 12/01/21 (Pre-refunded 6/01/18)	6/18 at 100.00	AA+ (4)	1,963,641

285	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2008AE, 5.000%, 12/01/21	6/18 at 100.00	AAA	326,610

1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/30	11/15 at 100.00	A2	1,031,890

5,100	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA	5,985,054

485	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA	569,434

2,185	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	2,557,586

3,415	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	3,884,084

14,500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005C, 5.125%, 11/01/23 (Alternative Minimum Tax)	11/15 at 101.00	A–	15,061,295

1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2011D, 5.000%, 12/01/20	No Opt. Call	A1	1,208,730

1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30	3/20 at 100.00	A1	1,191,680

600	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 – AMBAC Insured	5/15 at 100.00	Aa2	607,290

Nuveen Investments	59

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,650	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 (Pre-refunded 5/01/15) – AMBAC Insured	5/15 at 100.00	Aa2 (4)	$1,670,460

3,500	California State, General Obligation Bonds, Refunding Series 2005, 5.000%, 5/01/15	No Opt. Call	Aa3	3,543,575

700	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 20.105%, 3/01/18 – AGM Insured (IF)	No Opt. Call	AA	1,193,864

8,475	California State, General Obligation Bonds, Various Purpose Series 2008, 5.000%, 4/01/38	4/18 at 100.00	Aa3	9,481,915

1,400	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 3/01/30	3/20 at 100.00	Aa3	1,648,626

1,725	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 5.750%, 10/01/25	10/19 at 100.00	BBB+	1,969,139

1,575	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.698%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA	2,207,772

850	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008E, 5.500%, 7/01/31	7/17 at 100.00	A	951,635

1,000	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007, 5.000%, 8/15/47	8/17 at 100.00	BBB+	1,039,000

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
825	5.250%, 7/01/30	7/15 at 100.00	CCC	815,521
5,300	5.250%, 7/01/35	7/15 at 100.00	CCC	5,227,920
2,000	5.000%, 7/01/39	7/15 at 100.00	CCC	1,963,940

1,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	1,142,400

1,050	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007B, 5.450%, 7/01/26 – FGIC Insured	7/18 at 100.00	AA–	1,194,364

1,050	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007C, 5.450%, 7/01/26 – FGIC Insured	7/18 at 100.00	AA–	1,194,364

675	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 19.176%, 11/15/46 (IF)	11/16 at 100.00	AA–	879,282

2,690	Contra Costa Home Mortgage Finance Authority, California, Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17 – NPFG Insured (ETM)	No Opt. Call	Aaa	2,261,967

400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	502,876

1,960	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007, 5.250%, 9/01/37	9/15 at 102.00	N/R	2,004,610

510	Etiwanda School District, California, Special Tax Bonds, Coyote Canyon Community Facilties District 2004-1 Improvement Area 2, Series 2009, 6.500%, 9/01/32	9/19 at 100.00	N/R	586,505

1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/15 at 100.00	A	1,406,620

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
6,000	5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	A1	6,097,140
1,300	5.000%, 6/01/35 – AGC Insured	6/15 at 100.00	AA	1,320,553

60	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
$10,050	4.500%, 6/01/27	6/17 at 100.00	B	$9,881,361
3,480	5.000%, 6/01/33	6/17 at 100.00	B	3,030,836
8,740	5.750%, 6/01/47	6/17 at 100.00	B	7,772,569

1,000	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Superior Lien Series 2010A, 5.000%, 9/01/33	9/20 at 100.00	AA	1,135,590

1,980	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	1,621,046

1,500	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)	12/17 at 100.00	BBB (4)	1,819,815

20,000	Los Angeles Community College District, California, General Obligation Bonds, 2008 Election,Series 2015G, 5.000%, 8/01/15	No Opt. Call	AA+	20,494,800

1,000	Los Angeles Harbors Department, California, Revenue Bonds, Series 2009B, 5.250%, 8/01/39	8/19 at 100.00	AA	1,163,880

500	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	624,920

3,000	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	A+	3,435,690

1,000	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009, 5.750%, 12/01/36	12/19 at 100.00	Aa3	1,188,000

1,000	Modesto Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A+	1,161,570

	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A:
2,800	7.000%, 11/01/34	No Opt. Call	A	4,116,896
2,500	6.500%, 11/01/39	No Opt. Call	A	3,566,300

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – NPFG Insured (ETM)	2/15 at 100.00	AA–(4)	16,430,562

1,220	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25	4/15 at 102.00	BB	1,205,897

1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	9/15 at 101.00	N/R	1,779,254

3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.625%, 11/01/29	11/19 at 100.00	Ba1	3,395,790

1,710	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	10/20 at 100.00	A	2,028,727

3,775	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2009A, 0.000%, 8/01/23	No Opt. Call	Aa2	3,056,580

5,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41	No Opt. Call	Aa2	1,789,400

15,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured	8/36 at 100.00	AA	12,484,350

4,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation Bonds, Refunding Series 2010, 6.125%, 6/30/37	6/20 at 100.00	A–	4,721,440

2,500	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds, Series 2005B, 4.750%, 12/01/21 (Pre-refunded 12/01/15) – FGIC Insured	12/15 at 100.00	AA (4)	2,596,700

Nuveen Investments	61

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$915	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	$976,763

8,965	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2004A, 5.000%, 5/01/30 (Pre-refunded 5/01/15)	5/15 at 100.00	AA (4)	9,076,166

1,035	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2004A, 5.000%, 5/01/30	5/15 at 100.00	AA+	1,047,979

2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2009, 4.900%, 5/01/29	11/19 at 100.00	A+	2,326,760

670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39	8/19 at 100.00	A–	792,081

13,300	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BB+	14,792,925

9,745	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44	1/25 at 100.00	BBB–	10,860,023

8,400	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	AA–	8,602,440

3,450	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2005B, 5.000%, 8/01/26 (Pre-refunded 8/01/15) – FGIC Insured	8/15 at 100.00	AA (4)	3,534,422

440	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31	2/21 at 100.00	A	542,115

2,050	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County, California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38	12/19 at 100.00	AA–	2,363,260

4,000	Southern California Public Power Authority, Transmission Project Revenue Bonds, Southern Transmission Subordinate Lien Refunding Series 2008A, 5.000%, 7/01/20	7/18 at 100.00	AA–	4,595,680

500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31	8/21 at 100.00	A	627,465

920	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010, 5.000%, 9/01/30 – AGM Insured	9/20 at 100.00	AA	1,052,305

205	Val Verde Unified School District, Riverside County, California, Certificates of Participation, Series 2009A, 5.125%, 3/01/36 – AGC Insured	3/19 at 100.00	AA	230,891

1,000	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista Senior Apartments Project, Series 2006A, 5.000%, 12/01/22 – AMBAC Insured (Alternative Minimum Tax)	12/16 at 100.00	N/R	1,022,910

5,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	4,937,550

1,500	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured	8/19 at 100.00	AA	1,720,425

	Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1:
2,485	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA	1,739,997
1,405	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA	900,113
2,920	0.000%, 8/01/29 – AGC Insured	No Opt. Call	AA	1,794,574
262,855	Total California			272,433,607

	Colorado – 4.7%

1,000	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	563,060

62	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Baptist Road Rural Transportation Authority, Colorado, Sales and Use Tax Revenue Bonds, Series 2007:
$390	4.800%, 12/01/17	No Opt. Call	N/R	$396,189
905	5.000%, 12/01/26	12/17 at 100.00	N/R	887,362

1,075	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23	7/18 at 100.00	N/R	1,112,184

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005:
1,245	5.125%, 9/15/25 – SYNCORA GTY Insured	9/15 at 100.00	A	1,268,095
2,140	5.250%, 9/15/32 – SYNCORA GTY Insured	9/15 at 100.00	A	2,174,604

2,065	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	BB	2,162,468

3,040	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc. Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB	3,624,714

1,025	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown Pointe Academy of Westminster Project, Chartered Through Adams County School District 50, Series 2009, 5.000%, 7/15/39	7/19 at 100.00	BBB	1,082,308

2,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.125%, 12/01/39	12/19 at 100.00	BBB	2,659,725

930	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R	987,539

3,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.500%, 5/15/30 – AGM Insured	5/19 at 100.00	AA	3,407,160

1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/29	8/19 at 100.00	N/R	1,710,735

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012:
1,370	7.000%, 6/01/42	6/22 at 100.00	N/R	1,496,862
1,375	7.125%, 6/01/47	6/22 at 100.00	N/R	1,510,121

12,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012A, 5.000%, 12/01/33	12/22 at 100.00	BBB+	13,662,750

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	A3	847,800

100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System, Series 2005B, 5.250%, 3/01/36 – AGM Insured	9/18 at 102.00	AA	111,681

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Refunding Composite Deal Series 2010B, 5.250%, 1/01/25	1/20 at 100.00	AA–	3,497,430

1,100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National Obligated Group Project, Series 2010A, 6.250%, 11/15/40	11/20 at 100.00	BBB+	1,236,796

2,610	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/36	6/16 at 100.00	A3	2,708,188

1,590	Colorado Housing and Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2004, 5.700%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	A–	1,824,493

Nuveen Investments	63

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$540	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A, 5.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	$559,224

1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured	12/22 at 100.00	N/R	1,103,470

1,995	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding Series 2010, 5.375%, 12/01/40	12/20 at 100.00	BBB	2,208,565

470	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.250%, 12/01/17	No Opt. Call	N/R	449,372

1,730	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/21	11/20 at 100.00	A+	2,054,237

10,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2011B, 5.000%, 11/15/15 (Alternative Minimum Tax)	No Opt. Call	A+	10,387,900

5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (Alternative Minimum Tax)	11/23 at 100.00	A	5,767,400

11,555	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/24 – NPFG Insured	No Opt. Call	AA–	8,858,294

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
20	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	12,310
395	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AA–	233,018
20	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	10,762
25	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	12,752

9,890	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	AA–	6,677,728

2,102	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	2,358,822

1,365	Foothills Metropolitan District In the City of Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 6.000%, 12/01/38	12/24 at 100.00	N/R	1,449,289

770	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	867,990

2,350	Fossil Ridge Metropolitan District No. 3, In the City of Lakewood, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2014, 5.000%, 12/01/44	12/20 at 100.00	BBB	2,505,429

2,025	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds, Series 2009, 6.375%, 12/01/37 – AGC Insured	12/19 at 100.00	AA	2,388,852

4,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30	12/22 at 100.00	N/R	4,474,494

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,140	6.250%, 11/15/28	No Opt. Call	A	2,848,896
3,010	6.500%, 11/15/38	No Opt. Call	A	4,251,294

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
1,025	5.250%, 7/15/24	7/20 at 100.00	Baa3	1,172,477
4,265	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,897,798

815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	888,122

64	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$20	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/26 – FGIC Insured	6/15 at 100.00	Aa2	$20,320
112,012	Total Colorado			115,391,079

	Connecticut – 0.7%

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G, 5.625%, 7/01/41	7/21 at 100.00	BBB+	1,126,710

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Tender Option Bond Trust 1080, 18.498%, 7/01/15 (IF) (5)	No Opt. Call	AAA	1,375,200

9,595	Connecticut State, General Obligation Bonds, Series 2014F, 5.000%, 11/15/18	No Opt. Call	AA	11,056,223

887	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22	4/20 at 100.00	N/R	1,072,427

1,800	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (4)	2,386,602
14,282	Total Connecticut			17,017,162

	Delaware – 1.1%

1,000	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	1,108,080

7,525	Delaware State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/16	No Opt. Call	AAA	7,865,205

11,925	Delaware State, General Obligation Bonds, Series 2014, 5.000%, 3/01/16	No Opt. Call	AAA	12,555,117

5,000	Delaware Transportation Authority, Transportation System Revenue Bonds, Senior Lien Series 2008, 5.000%, 7/01/19	No Opt. Call	AA+	5,910,050

650	Wilmington, Delaware, Replacement Housing Factor Fund Securitization Revenue Bonds, Wilmington Housing Authority-Lincoln Towers Project, Seies 2011, 5.750%, 7/15/16	6/15 at 100.00	N/R	650,540
26,100	Total Delaware			28,088,992

	District of Columbia – 0.2%

4,000	District of Columbia, General Obligation Bonds, Refunding Series 2014D, 5.000%, 6/01/17	No Opt. Call	AA	4,416,680

1,000	District of Columbia, Revenue Bonds, Friendship Public Charter School Inc., Series 2006, 5.000%, 6/01/26 – ACA Insured	6/16 at 100.00	BBB	1,019,500
5,000	Total District of Columbia			5,436,180

	Florida – 6.1%

	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
300	5.000%, 11/15/23	No Opt. Call	BBB	345,462
2,300	5.000%, 11/15/28	11/23 at 100.00	BBB	2,600,840

1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB–	1,353,837

1,000	Boynton Beach, Florida, Revenue Bonds, Charter Schools of Boynton Beach, Series 2012A, 6.800%, 6/01/42 (6)	6/22 at 100.00	CC	600,050

510	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	511,071

500	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Series 2005, 5.000%, 4/01/34 (Pre-refunded 4/01/16)	4/16 at 100.00	A– (4)	527,835

Nuveen Investments	65

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$855	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Series 2009B, 7.000%, 4/01/39 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (4)	$1,066,553

5,500	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	AA	6,374,060

1,025	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	1,203,801

1,000	Clearwater, Florida, Water and Sewer Revenue Bonds, Series 2009A, 5.250%, 12/01/39 – AGC Insured	12/19 at 100.00	AA–	1,150,810

1,295	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003, 6.625%, 5/01/34	5/15 at 100.00	N/R	1,296,230

4,710	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/19	No Opt. Call	A+	5,458,183

2,885	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.750%, 6/15/42	12/21 at 101.00	N/R	3,128,898

1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A, 6.000%, 9/15/30	9/20 at 100.00	BB+	1,063,030

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
1,000	5.500%, 6/15/22	No Opt. Call	N/R	1,049,950
500	6.000%, 6/15/32	No Opt. Call	N/R	517,400
1,100	6.125%, 6/15/43	No Opt. Call	N/R	1,134,419

2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 8.500%, 6/15/44	6/23 at 100.00	N/R	2,308,780

1,520	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 6.125%, 6/15/44	6/24 at 100.00	N/R	1,543,347

3,180	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BB	3,216,920

6,800	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/27	4/22 at 100.00	Baa1	7,699,436

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Series 2012A:
1,210	5.000%, 12/01/30	12/22 at 100.00	A2	1,415,567
1,000	5.000%, 12/01/31	12/22 at 100.00	A2	1,166,040
3,000	5.000%, 12/01/37	12/22 at 100.00	A2	3,459,090

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	3/15 at 100.00	N/R	1,001,480

	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
2,250	5.250%, 6/01/26	6/16 at 100.00	BBB+	2,362,387
375	5.000%, 6/01/38	6/16 at 100.00	BBB+	390,915

1,900	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series 1986, 7.650%, 7/01/16 – FGIC Insured	No Opt. Call	AA–	2,084,889

1,005	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 – AGM Insured	4/15 at 100.00	AA	1,012,879

925	Keys Cove Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/15 at 101.00	N/R	942,427

66	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$975	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	6/17 at 100.00	BB	$1,003,207

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
875	5.500%, 6/15/32	6/22 at 100.00	BB	945,306
1,375	5.750%, 6/15/42	6/22 at 100.00	BB	1,487,159

675	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34	5/15 at 100.00	A–	680,197

	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
885	3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	934,303
8,000	4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	8,321,680

2,000	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2012, 5.000%, 11/15/29	11/22 at 100.00	Baa1	2,282,720

1,585	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/35	10/20 at 100.00	A	1,859,871

2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008A, 5.500%, 10/01/27 – AGC Insured (Alternative Minimum Tax)	10/18 at 100.00	AA	2,290,580

10,000	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series 2005, 5.000%, 7/01/33 (Pre-refunded 7/01/15) – AGM Insured	7/15 at 100.00	AA (4)	10,203,100

1,040	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2009, 5.625%, 6/01/34 – AGC Insured (UB) (5)	6/19 at 100.00	AA	1,181,440

22,160	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	Aa3	25,404,224

1,000	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 46B, Series 2007A, 5.350%, 8/01/41	8/17 at 100.00	N/R	1,027,430

3,295	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	3,340,010

	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012:
550	4.500%, 6/01/27	6/21 at 100.00	A–	591,701
625	5.000%, 6/01/32	6/21 at 100.00	A–	687,712
750	5.000%, 6/01/36	6/21 at 100.00	A–	822,105
750	5.125%, 6/01/42	6/21 at 100.00	A–	825,173

145	Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19 – FGIC Insured (ETM)	7/15 at 100.00	N/R (4)	170,155

2,690	Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds, Adult Communities Total Services Retirement Life, Series 2006A, 4.500%, 11/15/36	11/16 at 100.00	A–	2,729,866

2,415	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007, 5.000%, 8/01/18 – FGIC Insured	8/17 at 100.00	AA–	2,660,533

1,500	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%, 10/01/15 – AMBAC Insured (ETM)	No Opt. Call	AA+ (4)	1,497,900

1,835	Panther Trails Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.600%, 5/01/36	5/15 at 100.00	BB	1,839,661

Nuveen Investments	67

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,000	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007, 5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	AA–	$2,166,200

650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%, 10/01/25 (Pre-refunded 10/01/15) – AMBAC Insured	10/15 at 100.00	A1 (4)	671,216

2,870	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB–	3,068,633

875	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007, 6.750%, 5/01/38	5/18 at 100.00	N/R	912,153

500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/29	1/24 at 100.00	A3	572,055

535	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 – AMBAC Insured	10/18 at 100.00	AA–	593,668

1,000	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	AA+	1,032,240

2,820	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 – NPFG Insured	10/15 at 100.00	AA	2,912,637

2,095	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial Healthcare Inc., Series 2000, 6.375%, 12/01/30	6/15 at 100.00	Baa1	2,103,317

35	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	40,621

165	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	121,095

290	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	173,498

210	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	93,085

170	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R	2

475	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (6)	5/17 at 100.00	N/R	5

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007-1. RMKT, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R	15,503

125	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007A-1. RMKT, 5.250%, 5/01/39 (6)	5/17 at 100.00	N/R	121,630

	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1:
95	5.250%, 5/01/39	5/17 at 100.00	N/R	95,840
305	6.650%, 5/01/40	5/17 at 100.00	N/R	312,540

2,815	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/15 at 100.00	N/R	2,823,192

705	Tolomato Community Development District, Florida, Special Assessment Bonds, Southern/Forbearance Parcel Series 2007-2, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R	420,335

250	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1, 6.125%, 5/01/42	5/22 at 100.00	N/R	269,308

68	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,500	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	$1,611,060

475	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R	477,703
140,995	Total Florida			151,380,155

	Georgia – 1.6%

2,000	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park Improvement, Series 2005A, 5.000%, 12/01/30 (Pre-refunded 12/01/15) – NPFG Insured	12/15 at 100.00	AA (4)	2,081,180

690	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	826,303

1,340	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 6.750%, 1/01/20	1/19 at 100.00	A2	1,614,888

10	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	7/15 at 100.00	A–	10,181

500	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B, 5.400%, 1/01/20	7/15 at 100.00	A–	509,330

495	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	500,994

7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA	8,124,340

980	Augusta, Georgia, Airport Revenue Bonds, General Series 2005C, 5.450%, 1/01/31 (Alternative Minimum Tax)	7/15 at 100.00	Baa2	981,245

3,300	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Alternative Minimum Tax)	9/15 at 100.00	BBB	3,304,125

10,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2011, 5.750%, 10/01/41	4/21 at 100.00	A+	11,899,100

1,100	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 – NPFG Insured	No Opt. Call	AA–	1,331,033

1,000	Lavonia Hospital Authority, Georgia, Revenue Anticpation Certificates, Ty Cobb Regional Medical Center , Series 2010, 6.000%, 12/01/40 – AGM Insured	12/20 at 100.00	AA	1,162,960

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
955	5.000%, 3/15/22	No Opt. Call	A+	1,129,049
1,000	5.500%, 9/15/28	No Opt. Call	A	1,246,060

1,590	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	Baa2	1,833,795

1,000	Richmond County Development Authority, Georgia, Revenue Bonds, Augusta State University, Jaguar Student Center Project, Series 2005A, 5.000%, 7/01/29 (Pre-refunded 7/01/15) – SYNCORA GTY Insured	7/15 at 100.00	A1 (4)	1,020,390

1,000	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State University, Windward Commons LLC Project, Series 2009, 5.000%, 6/15/39 – AGC Insured	6/19 at 100.00	AA	1,092,550
33,960	Total Georgia			38,667,523

Nuveen Investments	69

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Guam – 0.3%

$1,020	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	$1,160,250

2,000	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A, 6.625%, 12/01/30	12/20 at 100.00	B+	2,274,340

880	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A–	995,201

1,610	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	1,937,426
5,510	Total Guam			6,367,217

	Hawaii – 0.5%

1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A	1,778,985

1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB+	1,153,320

	Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, 15 Craigside Project, Series 2009A:
1,000	8.750%, 11/15/29	11/19 at 100.00	N/R	1,277,920
1,250	9.000%, 11/15/44	11/19 at 100.00	N/R	1,585,525

7,000	Hawaii State, Airport System Revenue Bonds, Refunding Series 2010B, 5.000%, 7/01/15 (Alternative Minimum Tax)	No Opt. Call	A	7,145,320
11,750	Total Hawaii			12,941,070

	Idaho – 0.6%

9,125	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2014A, 4.125%, 3/01/37	3/24 at 100.00	A–	9,525,588

	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B:
1,000	6.000%, 12/01/23	12/18 at 100.00	AA	1,171,200
760	6.250%, 12/01/33	12/18 at 100.00	AA	894,041

	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – NPFG Insured	7/16 at 100.00	A+	1,064,000
1,065	5.000%, 7/15/24 – NPFG Insured	7/16 at 100.00	A+	1,131,871
12,950	Total Idaho			13,786,700

	Illinois – 9.2%

2,000	Bensenville, Illinois, General Obligation Bonds, Series 2011A, 5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA	2,241,480

971	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	N/R	983,196

	Champaign, Illinois, General Obligation Sales Tax Bonds, Public Safety Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	AA–	1,547,265
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	AA–	1,767,571

10,000	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Unlimited Tax Refunding Series 2006, 5.000%, 12/01/24	6/16 at 100.00	AAA	10,624,100

2,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	2,429,322

70	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,875	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien Series 2005A, 5.250%, 1/01/24 – NPFG Insured	1/16 at 100.00	AA–	$3,004,203

	Community College District 523, Counties of DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago, and Boone, Illinois, General Obligation Bonds, Kishwaukee Community College, Series 2011B:
1,000	0.000%, 2/01/35	2/21 at 100.00	AA	318,520
750	0.000%, 2/01/36	2/21 at 100.00	AA	222,435

4,440	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	5,027,812

2,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B3	2,187,660

2,500	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	2,796,550

850	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31	5/17 at 100.00	N/R	882,020

525	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (4)	585,622

	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010:
580	6.125%, 5/15/27	5/15 at 100.00	N/R	583,596
1,290	6.125%, 5/15/27	5/20 at 100.00	N/R	1,424,328

	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010:
320	6.125%, 5/15/27 (Pre-refunded 5/15/15)	5/15 at 100.00	N/R (4)	325,574
710	6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	890,276

9,300	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007, 5.000%, 12/01/36	12/16 at 100.00	BBB	9,479,955

1,000	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 7.125%, 10/01/41	10/21 at 100.00	BBB–	1,164,740

2,195	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	BBB	2,428,131

1,255	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	1,441,468

1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A, 5.500%, 2/01/40 – AMBAC Insured	2/18 at 100.00	A	1,084,450

4,050	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa3	4,405,104

3,865	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43	5/22 at 100.00	Baa1	3,938,860

2,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	AA+	2,322,980

2,545	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	3,024,096

500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	555,695

1,545	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	AA–	1,741,524

Nuveen Investments	71

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	$3,669,515

	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
895	5.500%, 7/01/28	7/23 at 100.00	A–	1,062,195
3,000	6.500%, 7/01/34	7/18 at 100.00	A–	3,344,430

3,680	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/30 (Pre-refunded 11/01/18)	11/18 at 100.00	A+ (4)	4,547,192

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C:
1,335	6.625%, 11/01/39 (Pre-refunded 5/01/19)	5/19 at 100.00	A+ (4)	1,650,340
1,665	6.625%, 11/01/39 (Pre-refunded 5/01/19) (UB) (5)	5/19 at 100.00	A+ (4)	2,058,290

6,255	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37 (Pre-refunded 8/01/17)	8/17 at 100.00	N/R (4)	6,997,468

9,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB+	10,669,860

925	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured	3/20 at 100.00	AA	1,058,117

4,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41	8/21 at 100.00	AA–	4,732,680

1,400	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B, 5.000%, 8/15/26	8/20 at 100.00	AA–	1,603,448

1,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41	2/21 at 100.00	AA–	1,736,295

2,350	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A, 5.875%, 2/15/26	2/16 at 100.00	N/R	2,391,454

3,485	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 5.500%, 8/15/30	8/18 at 100.00	BBB+	3,870,964

3,905	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	4,056,787

255	Illinois Housing Development Authority, Housing Finance Bonds, Series 2006K, 4.600%, 7/01/23	7/16 at 100.00	AA	259,519

4,000	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (Alternative Minimum Tax) (UB) (5)	4/16 at 100.00	AA+	4,054,480

7,335	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/31 – AGM Insured	6/24 at 100.00	AA	8,615,764

10,000	Illinois State, General Obligation Bonds, April Series 2014, 5.000%, 4/01/25	4/24 at 100.00	A–	11,512,600

	Illinois State, General Obligation Bonds, Series 2012A:
5,520	5.000%, 3/01/25	3/22 at 100.00	A–	6,188,251
5,910	5.000%, 3/01/26	3/22 at 100.00	A–	6,586,931
500	5.000%, 3/01/27	3/22 at 100.00	A–	553,925

	Illinois State, General Obligation Bonds, Series 2013:
1,390	5.250%, 7/01/28	7/23 at 100.00	A–	1,571,979
1,800	5.500%, 7/01/38	7/23 at 100.00	A–	2,050,650

5,000	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 5.000%, 6/15/28	6/21 at 100.00	AAA	5,907,000

72	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$960	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	$533,760

3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/30 – ACA Insured	1/16 at 100.00	CC	2,137,920

1,630	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B, 5.250%, 1/01/36	1/16 at 100.00	D	480,524

875	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	AAA	975,275

10,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured	No Opt. Call	AAA	4,152,300

8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured	No Opt. Call	AA–	6,731,370

1,845	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured	3/24 at 100.00	AA	2,086,363

845	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 4.750%, 10/01/29	10/22 at 100.00	Baa1	919,622

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
3,890	5.250%, 6/01/21	No Opt. Call	A	4,682,899
3,000	6.250%, 6/01/24	6/16 at 100.00	A–	3,235,530

4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA	6,016,044

1,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/17 at 102.00	N/R	1,051,500

	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2013A:
10,000	4.000%, 4/01/30	4/23 at 100.00	AA–	10,757,000
5,000	4.000%, 4/01/32	4/23 at 100.00	AA–	5,329,850

7,405	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A	8,787,736
214,511	Total Illinois			228,056,360

	Indiana – 3.6%

425	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/32	4/17 at 100.00	BB+	422,505

	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006:
1,000	5.125%, 8/01/29 (Pre-refunded 8/01/16)	8/16 at 100.00	N/R (4)	1,071,290
500	5.250%, 8/01/36 (Pre-refunded 8/01/16)	8/16 at 100.00	N/R (4)	536,580

	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A:
3,325	5.250%, 10/15/18	No Opt. Call	A	3,769,187
5,215	5.250%, 10/15/20	No Opt. Call	A	6,146,451

	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC Project, Refunding Series 2013A:
3,420	7.000%, 7/01/33	7/23 at 100.00	BB–	3,808,102
6,465	7.250%, 7/01/43	7/23 at 100.00	BB–	7,223,538

Nuveen Investments	73

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management Indianapolis LLC Project, Series 2013A:
$2,280	7.000%, 7/01/33	7/23 at 100.00	BB–	$2,538,734
5,240	7.250%, 7/01/43	7/23 at 100.00	BB–	5,892,380

1,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BB–	1,427,874

1,000	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.125%, 3/01/30	3/20 at 100.00	BBB	1,094,340

3,000	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2012A, 5.000%, 7/01/36	7/21 at 100.00	A+	3,293,700

9,000	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2012A, 5.000%, 6/01/32 – AGM Insured	6/22 at 100.00	BBB–	9,842,040

5,115	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB	5,611,513

2,830	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A	3,003,847

4,030	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	AA–	4,292,675

345	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1992A, 6.800%, 12/01/16	No Opt. Call	AA+	371,917

3,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	AA	3,987,900

3,000	Jasper County, Indiana Pollution Control (Northern Indiana Public Service) Commercial Paper, 5.600%, 11/01/16 – NPFG Insured	No Opt. Call	AA–	3,209,370

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,530	5.000%, 4/01/26	4/22 at 100.00	Baa1	1,714,503
1,400	5.000%, 4/01/27	4/22 at 100.00	Baa1	1,560,020
1,560	5.000%, 4/01/29	4/22 at 100.00	Baa1	1,719,120

	Portage, Indiana, Economic Development Revenue Bonds, Ameriplex Project, Series 2006:
1,000	5.000%, 7/15/23	7/16 at 100.00	A	1,035,130
775	5.000%, 1/15/27	7/16 at 100.00	A	797,173

6,380	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013, 7.000%, 1/01/44 (Alternative Minimum Tax)	1/24 at 100.00	N/R	7,977,871

5,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011, 8.000%, 9/01/41	9/21 at 100.00	N/R	6,150,950
78,735	Total Indiana			88,498,710

	Iowa – 0.4%

2,275	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36	6/20 at 100.00	A2	2,541,039

500	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2008A, 5.250%, 8/15/29 – AGC Insured	8/19 at 100.00	Aa3	572,355

1,490	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BB+	1,543,461

3,710	Iowa Student Loan Liquidity Corporation Student Loan Revenue Bonds, Senior Lien Series 2011A-2, 5.750%, 12/01/28 (Alternative Minimum Tax)	12/19 at 102.00	A	3,984,577

74	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa (continued)

$1,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2, 5.500%, 12/01/25	12/19 at 100.00	A1	$1,122,250
8,975	Total Iowa			9,763,682

	Kansas – 0.7%

500	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004B, 5.000%, 9/01/22	9/18 at 100.00	AAA	573,025

4,540	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/29	11/19 at 100.00	Aa2	5,383,441

3,135	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2005H, 5.000%, 5/01/32 – NPFG Insured	5/15 at 100.00	AA–	3,168,231

2,000	Olathe, Kansas, Senior Living Facility Revenue Bonds, Catholic Care Campus Santa Marta, Series 2006A, 6.000%, 11/15/38	11/16 at 100.00	N/R	2,032,500

2,335	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured	1/17 at 100.00	BB+	2,380,392

1,200	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	1,342,872

1,270	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 9/01/28	9/22 at 100.00	A+	1,489,405
14,980	Total Kansas			16,369,866

	Kentucky – 1.0%

	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A:
2,500	5.750%, 6/01/25	6/20 at 100.00	BBB+	2,890,725
2,015	6.000%, 6/01/30	6/20 at 100.00	BBB+	2,361,338

1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	A+	1,679,775

3,000	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 87 Series 2007, 4.000%, 3/01/15 – NPFG Insured	No Opt. Call	AA–	3,010,080

	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
2,685	4.000%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	A+	2,967,516
2,750	5.000%, 7/01/19 (Alternative Minimum Tax)	No Opt. Call	A+	3,201,055

1,405	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37 (Pre-refunded 2/01/18)	2/18 at 100.00	Aaa	1,633,355

1,400	Paducah, Kentucky, Electric Board Revenue Bonds, Series 2009A, 5.250%, 10/01/35 – AGC Insured	4/19 at 100.00	A3	1,574,860

5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	A3	6,154,250
22,255	Total Kentucky			25,472,954

	Louisiana – 2.5%

3,605	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/21 – AMBAC Insured	6/16 at 100.00	A–	3,814,090

Nuveen Investments	75

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB+	$1,150,700

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
5,000	6.750%, 12/15/37 (6)	12/17 at 100.00	N/R	3,246,200
800	6.000%, 12/15/37	6/15 at 100.00	N/R	444,352

27,900	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	31,767,219

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	1,142,490

2,000	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+	2,380,600

675	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Series 2008B, 5.750%, 7/01/18 – AGC Insured	No Opt. Call	AA	740,758

200	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Series 2008B, 5.750%, 7/01/18 (Pre-refunded 7/01/15) – AGC Insured	7/15 at 100.00	AA (4)	204,708

1,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.250%, 5/15/38	5/17 at 100.00	Baa1	1,583,520

10,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.750%, 5/01/39 (Pre-refunded 5/01/16) – AGM Insured	5/16 at 100.00	Aa1 (4)	10,480,200

375	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	429,742

3,000	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	Baa1	3,174,570
57,055	Total Louisiana			60,559,149

	Maine – 0.9%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,000	6.750%, 7/01/36	7/21 at 100.00	BBB–	2,318,400
10,390	6.750%, 7/01/41	7/21 at 100.00	BBB–	12,024,970

3,710	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Mainehealth Issue, Series 2015, 4.000%, 7/01/44	No Opt. Call	A+	3,784,423

1,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	AA	1,887,710

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
460	5.000%, 7/01/26	7/23 at 100.00	BBB+	528,917
1,000	5.000%, 7/01/27	7/23 at 100.00	BBB+	1,140,640
19,225	Total Maine			21,685,060

	Maryland – 0.3%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,050	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	1,084,073
1,750	5.250%, 9/01/28 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	1,804,040

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 5.750%, 7/01/30	7/20 at 100.00	BBB–	1,059,000

76	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

$2,650	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Refunding Second Series 2011E, 5.000%, 8/01/15	No Opt. Call	AAA	$2,715,376
6,450	Total Maryland			6,662,489

	Massachusetts – 1.4%

4,350	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37	10/17 at 100.00	N/R	4,571,067

6,750	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012C, 5.250%, 11/01/42 (Alternative Minimum Tax)	11/17 at 100.00	BB+	7,037,213

1,035	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 4.875%, 1/01/24	1/23 at 100.00	BBB–	1,174,383

590	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/20 at 100.00	AA	616,786

6,665	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Tender Option Trust 2015-XF0047, 13.749%, 7/01/29 (IF)	7/19 at 100.00	AA	9,665,450

4,700	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.250%, 1/15/28 (6)	1/18 at 100.00	N/R	12,126

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/25 – RAAI Insured	8/15 at 100.00	N/R	508,200

4,550	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	5,222,581

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
1,260	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	7/15 at 100.00	N/R	1,262,016
700	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/15 at 100.00	N/R	700,238

2,335	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Tender Option Bond Trust 2989, 13.554%, 8/01/38 (IF)	8/19 at 100.00	AAA	3,449,496
33,435	Total Massachusetts			34,219,556

	Michigan – 2.4%

12,130	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	A+	9,263,196

8,575	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/29 (Pre-refunded 5/01/15) – NPFG Insured	5/15 at 100.00	Aa2 (4)	8,681,244

5,595	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	AA–	5,643,676

800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 – AGM Insured	6/20 at 100.00	AA	896,792

7,665	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2003A, 5.000%, 5/15/26 – AGM Insured	5/18 at 100.00	AA	8,583,727

3,040	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007, 5.375%, 5/01/17	No Opt. Call	A–	3,265,416

820	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 6.125%, 5/01/21	5/18 at 100.00	BBB–	857,564

Nuveen Investments	77

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011:
$615	6.000%, 10/01/21	No Opt. Call	BB–	$640,270
435	7.000%, 10/01/31	10/21 at 100.00	BB–	466,464
1,000	7.000%, 10/01/36	10/21 at 100.00	BB–	1,064,910

1,550	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A, 5.000%, 10/01/35	10/20 at 100.00	AA	1,687,671

1,250	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	11/15 at 100.00	BBB	1,269,675

1,350	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	6/17 at 100.00	N/R	1,374,894

	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A:
750	5.375%, 10/15/41	10/21 at 100.00	Aa3	871,065
2,000	5.500%, 10/15/45	10/21 at 100.00	Aa3	2,336,080

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009:
500	5.625%, 11/15/29	11/19 at 100.00	A–	579,925
1,480	5.750%, 11/15/39	11/19 at 100.00	A–	1,702,370

1,635	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	AA–	1,729,961

375	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)	12/16 at 100.00	Aa2 (4)	406,763

1,200	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/20	No Opt. Call	A1	1,434,756

6,010	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.000%, 9/01/29 (Pre-refunded 9/01/18)	9/18 at 100.00	Aaa	7,542,670
58,775	Total Michigan			60,299,089

	Minnesota – 1.3%

1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A, 5.875%, 11/01/40	11/20 at 100.00	BBB–	1,076,990

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R	1,057,700

	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A:
3,000	6.375%, 11/15/23	11/18 at 100.00	A	3,550,440
3,000	6.625%, 11/15/28	11/18 at 100.00	A	3,564,570

3,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	3,074,400

95	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29	5/15 at 100.00	A	95,437

	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005:
4,500	6.000%, 11/15/25	11/15 at 100.00	BBB–	4,661,955
4,000	6.000%, 11/15/30	11/15 at 100.00	BBB–	4,145,880
2,000	6.000%, 11/15/35	11/15 at 100.00	BBB–	2,071,160

78	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$2,240	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A, 6.000%, 5/01/47	5/19 at 102.00	N/R	$2,471,414

6,000	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46	1/24 at 100.00	Aa3	7,061,220
29,835	Total Minnesota			32,831,166

	Mississippi – 0.2%

5,000	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,830,400

	Missouri – 1.8%

3,185	Bi-State Development Agency, Missouri, Bi-State MetroLink District, St Clair County Metrolink Extension Project Bonds, Refunding Series 2006, 5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	4,121,103

2,470	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	2,821,679

1,250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 6.000%, 2/01/41	2/21 at 100.00	BBB+	1,418,237

4,455	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Tender Option Bond Trust 2015-XF0046, 13.754%, 5/15/17 (IF)	No Opt. Call	AAA	6,531,876

	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,250	5.000%, 1/01/28	1/25 at 100.00	A–	2,702,003
6,455	5.000%, 1/01/30	1/25 at 100.00	A–	7,658,922

	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A:
5,000	0.000%, 7/15/31 – AGC Insured	No Opt. Call	AA	2,615,950
7,000	0.000%, 7/15/32 – AGC Insured	No Opt. Call	AA	3,503,010
6,250	0.000%, 7/15/33 – AGC Insured	No Opt. Call	AA	2,995,188
7,000	0.000%, 7/15/34 – AGC Insured	No Opt. Call	AA	3,217,410
6,000	0.000%, 7/15/35 – AGC Insured	No Opt. Call	AA	2,644,500
2,000	0.000%, 7/15/36 – AGC Insured	No Opt. Call	AA	845,120

1,661	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	3/15 at 100.00	N/R	1,630,238

1,437	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	1,111,994
56,413	Total Missouri			43,817,230

	Montana – 0.1%

2,500	Montana Facilities Finance Authority, Revenue Bonds, Saint John’s Lutheran Ministries Project, Series 2006A, 6.125%, 5/15/36	5/16 at 100.00	N/R	2,580,725

	Nebraska – 1.4%

4,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	4,455,800

11,930	Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds, Refunding Series 2014, 5.000%, 8/01/39 (Mandatory put 12/01/19)	12/19 at 100.00	Aa3	13,876,618

Nuveen Investments	79

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska (continued)

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2015:
$1,240	4.000%, 12/15/26	12/24 at 100.00	AA–	$1,430,191
1,345	4.000%, 12/15/28	12/24 at 100.00	AA–	1,520,818
1,455	4.000%, 12/15/30	12/24 at 100.00	AA–	1,620,637
1,280	4.000%, 12/15/32	12/24 at 100.00	AA–	1,409,357
1,645	4.000%, 12/15/33	12/24 at 100.00	AA–	1,805,305
1,710	4.000%, 12/15/34	12/24 at 100.00	AA–	1,870,466

2,180	Hall County School District 2, Grand Island Public Schools, Nebraska, General Obligation Bonds, Series 2014, 4.000%, 12/15/31	12/24 at 100.00	AA–	2,390,457

750	Kearney County School District 503, Nebraska, General Obligation Bonds, Series 2014, 4.000%, 12/15/39	12/19 at 100.00	A+	768,487

2,750	Nebraska Public Power District, General Revenue Bonds, Series 2008B, 5.000%, 1/01/20 (Pre-refunded 1/01/18)	1/18 at 100.00	A1 (4)	3,092,403
30,285	Total Nebraska			34,240,539

	Nevada – 0.6%

90	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Senior Lien Series 2006A, 4.750%, 9/01/36 – FGIC Insured (Alternative Minimum Tax)	9/16 at 100.00	A	91,399

2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30	1/20 at 100.00	A+	2,285,800

2,100	Henderson Redevelopment Agency, Nevada, Senior Lien Tax Allocation Bonds, Series 2002A, 5.250%, 10/01/25 – AMBAC Insured	4/15 at 100.00	BBB	2,102,037

	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A:
2,000	7.500%, 6/15/23	6/19 at 100.00	BBB–	2,303,740
1,500	8.000%, 6/15/30	6/19 at 100.00	BBB–	1,739,430

2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	AA+	2,834,275

	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013:
150	4.000%, 6/01/19	No Opt. Call	N/R	156,386
130	4.000%, 6/01/20	No Opt. Call	N/R	135,411
945	4.000%, 6/01/21	No Opt. Call	N/R	979,823
425	5.000%, 6/01/23	No Opt. Call	N/R	467,343
200	4.250%, 6/01/24	6/23 at 103.00	N/R	207,520

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
610	6.500%, 9/01/20	9/18 at 100.00	N/R	673,739
1,325	6.750%, 9/01/27	9/18 at 100.00	N/R	1,430,231

410	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011, 5.000%, 7/01/32	7/21 at 100.00	AA	469,909
14,385	Total Nevada			15,877,043

	New Hampshire – 0.4%

3,500	New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2002, 5.200%, 5/01/27 (Alternative Minimum Tax)	5/16 at 101.00	A–	3,678,185

800	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Speare Memorial Hospital, Series 2004, 5.875%, 7/01/34 (Pre-refunded 7/01/15)	7/15 at 100.00	N/R (4)	819,248

80	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Hampshire (continued)

$3,305	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Tender Option Bond Trust 09-7W, 14.355%, 6/01/39 (IF) (5)	6/19 at 100.00	AA+	$4,866,414
7,605	Total New Hampshire			9,363,847

	New Jersey – 2.4%

4,510	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB	5,324,912

1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	Aa3	1,710,696

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,775	5.000%, 7/01/22 – NPFG Insured	7/15 at 100.00	AA–	1,803,578
1,775	5.000%, 7/01/23 – NPFG Insured	7/15 at 100.00	AA–	1,803,578

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	3/15 at 100.00	B	1,096,580
1,650	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B	1,793,286

2,165	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	B	2,409,277

835	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.750%, 6/01/31	6/20 at 100.00	Baa3	939,960

2,015	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 6.250%, 12/01/18 (ETM)	No Opt. Call	N/R (4)	2,419,269

600	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	767,874

1,335	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 20.000%, 6/01/30 (IF) (5)	6/19 at 100.00	AA	2,067,114

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A:
2,185	5.250%, 12/15/20	No Opt. Call	A2	2,572,641
7,000	5.500%, 12/15/23	No Opt. Call	A2	8,466,290

7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013A, 5.000%, 12/15/19	No Opt. Call	A2	8,085,770

3,175	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA	4,039,616

1,000	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 5.750%, 12/01/30 – AGC Insured	12/19 at 100.00	A3	1,168,230

3,470	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates, Series 2012A, 5.000%, 6/01/23	6/22 at 100.00	A	4,161,259

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – AGM Insured	No Opt. Call	AA	2,351,400

Nuveen Investments	81

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
$5,805	4.625%, 6/01/26	6/17 at 100.00	B+	$5,588,822
2,000	4.750%, 6/01/34	6/17 at 100.00	B2	1,587,840
52,630	Total New Jersey			60,157,992

	New Mexico – 0.5%

4,790	Clayton, New Mexico, Appropriation Debt, Jail Project, Series 2006, 4.650%, 11/01/29 – CIFG Insured	11/16 at 100.00	BBB+	4,858,305

3,000	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena Project, Series 2010A, 5.875%, 7/01/30	7/20 at 100.00	BBB–	3,258,600

3,070	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	Aa3	3,543,118

685	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.500%, 10/01/18	No Opt. Call	N/R	689,994
11,545	Total New Mexico			12,350,017

	New York – 3.9%

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,319,362
7,745	6.375%, 7/15/43	1/20 at 100.00	BBB–	9,402,120

1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured	2/15 at 100.00	AA–	1,887,313

4,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.500%, 7/01/43 – AGM Insured	7/20 at 100.00	AA	5,801,215

1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 (Pre-refunded 3/15/15) – AMBAC Insured	3/15 at 100.00	AAA	1,675,190

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 3518:
2,000	13.663%, 2/15/33 (IF)	2/19 at 100.00	AAA	2,785,420
2,335	13.652%, 2/15/33 (IF)	2/19 at 100.00	AAA	3,249,760

400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	2/21 at 100.00	A	470,772

4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	AA–	4,291,528

3,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33	5/19 at 100.00	A–	3,556,920

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA	1,132,090
1,980	5.000%, 5/01/38	5/21 at 100.00	A–	2,222,154

4,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/30	11/15 at 100.00	AA–	4,750,696

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
235	5.000%, 7/01/23	No Opt. Call	BBB+	284,517
300	5.000%, 7/01/24	No Opt. Call	BBB+	365,265
210	5.000%, 7/01/26	7/24 at 100.00	BBB+	249,934

82	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
$3,000	5.750%, 10/01/37 (7)	10/17 at 100.00	N/R	$1,107,000
1,000	5.875%, 10/01/46 (8)	10/17 at 102.00	N/R	369,000

715	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA	865,565

1,500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/15 at 100.00	BB	1,503,525

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 18.432%, 6/15/33 (IF) (5)	6/19 at 100.00	AA+	1,590,320

2,180	New York City, New York, General Obligation Bonds, Fiscal 2012 Series A-1, 5.000%, 10/01/15	No Opt. Call	AA	2,251,242

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 – FGIC Insured	4/15 at 100.00	AA	5,040,500

5	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18 – AMBAC Insured	2/15 at 100.00	AA	5,028

13,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	13,956,670

895	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/24 – AMBAC Insured	10/15 at 100.00	AA+	923,121

140	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/24 (Pre-refunded 10/01/15) – AMBAC Insured	10/15 at 100.00	N/R (4)	144,579

560	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B, 5.000%, 6/01/18	No Opt. Call	AA	636,871

2,125	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA	2,379,193

3,500	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42	No Opt. Call	BB+	3,662,680

9,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Sixth Series 2014, 4.000%, 10/15/16 (Alternative Minimum Tax)	No Opt. Call	AA–	9,535,590

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB	947,576

4,250	Sales Tax Asset Receivable Corporation of New York City, New York, Sales Tax Asset Revenue Bonds, Fiscal 2015 Series A, 5.000%, 10/15/17	No Opt. Call	AAA	4,766,715

1,170	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc. Project, Refunding Series 2010, 5.875%, 12/01/30	12/20 at 100.00	BBB–	1,325,750

1,400	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010B, 5.000%, 9/01/20	No Opt. Call	A–	1,656,088
88,695	Total New York			96,111,269

	North Carolina – 0.6%

1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 43W, 13.765%, 7/01/38 (IF) (5)	7/20 at 100.00	AAA	2,671,816

1,000	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007A, 4.625%, 3/01/27	3/17 at 100.00	BBB	1,022,210

Nuveen Investments	83

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2008, Tender Option Bonds Trust 3248:
$1,920	27.669%, 10/01/21 (IF)	10/16 at 100.00	AA+	$3,675,379
585	27.890%, 10/01/34 (IF)	10/15 at 100.00	AA+	994,793

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C, 6.750%, 1/01/24	1/19 at 100.00	A–	1,213,570

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	A3	1,270,590

1,580	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian Homes, Series 2006B, 5.200%, 10/01/21	10/16 at 100.00	N/R	1,659,632

2,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	2,288,660
10,865	Total North Carolina			14,796,650

	North Dakota – 0.4%

2,585	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38	7/22 at 100.00	BBB+	2,847,920

	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
2,100	4.000%, 12/01/27	12/21 at 100.00	A–	2,214,996
3,535	5.000%, 12/01/32	12/21 at 100.00	A–	3,907,907
8,220	Total North Dakota			8,970,823

	Ohio – 3.6%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
8,670	5.125%, 6/01/24	6/17 at 100.00	B–	7,512,555
8,920	5.875%, 6/01/30	6/17 at 100.00	B–	7,759,062
3,990	5.750%, 6/01/34	6/17 at 100.00	B–	3,379,650

	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
3,000	5.250%, 11/01/29	11/20 at 100.00	A–	3,518,040
2,000	5.750%, 11/01/40	11/20 at 100.00	A–	2,368,560

3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB–	3,367,378

8,505	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A+	8,702,486

3,250	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.625%, 8/15/29	8/18 at 100.00	A3	3,638,570

700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	BB–	785,715

5,820	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA	7,154,293

2,240	Marysville Exempted Village School District, Union County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 – AGM Insured	12/15 at 100.00	AA	2,326,576

1,000	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/26	5/16 at 100.00	A	1,050,940

1,500	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	1,661,145

84	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$3,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.375%, 4/01/30	4/20 at 100.00	BBB–	$3,909,605

2,730	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	3,122,438

4,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	BBB–	4,211,120

5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2014, 5.000%, 12/01/20	No Opt. Call	AAA	6,086,300

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,370	5.000%, 12/01/17	No Opt. Call	N/R	2,531,160
1,250	5.000%, 12/01/22	No Opt. Call	N/R	1,356,950
3,000	5.750%, 12/01/32	12/22 at 100.00	N/R	3,258,540
2,000	6.000%, 12/01/42	12/22 at 100.00	N/R	2,172,740

3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aa1	3,154,950

	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
2,000	5.000%, 12/01/27	No Opt. Call	Baa2	2,244,360
2,500	5.000%, 12/01/32	No Opt. Call	Baa2	2,732,550
83,985	Total Ohio			88,005,683

	Oklahoma – 0.1%

1,185	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2014, 5.000%, 7/01/19	No Opt. Call	A+	1,378,807

	Oregon – 0.6%

	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A:
875	5.400%, 10/01/44	10/24 at 100.00	N/R	947,126
1,600	5.500%, 10/01/49	10/24 at 100.00	N/R	1,726,912

1,400	Oregon Department of Administrative Services, Certificates of Participation, Series 2009A, 5.250%, 5/01/39	5/19 at 100.00	AA	1,546,020

950	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42 (Alternative Minimum Tax)	1/20 at 100.00	Aaa	1,006,363

1,040	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30	9/20 at 100.00	BB+	1,128,660

7,155	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/27 (Alternative Minimum Tax)	7/20 at 100.00	AA–	8,318,117
13,020	Total Oregon			14,673,198

	Pennsylvania – 4.2%

1,125	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011, 6.750%, 11/01/31	11/21 at 100.00	BBB–	1,323,506

1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A, 5.000%, 3/15/37	3/17 at 100.00	BBB–	1,010,780

Nuveen Investments	85

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.125%, 1/01/29	1/19 at 100.00	BBB+	$1,123,570

2,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.125%, 10/01/34	10/18 at 100.00	BBB	2,281,080

705	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	824,794

910	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 18.064%, 8/01/38 (IF) (5)	8/20 at 100.00	AA	1,547,355

	Montgomery County Industrial Development Authority, Pennsylvania, Mortgage Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2005:
6,145	6.125%, 2/01/28	2/15 at 100.00	N/R	6,158,396
500	6.250%, 2/01/35	2/15 at 100.00	N/R	501,010

3,990	Montgomery County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2007A, 5.250%, 7/01/42	7/18 at 100.00	AA–	4,389,399

825	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)	11/24 at 100.00	N/R	856,787

3,115	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds, Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	10/19 at 100.00	Baa2	3,692,147

1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30	7/20 at 100.00	Baa3	1,319,820

1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 – AMBAC Insured	6/16 at 100.00	A+	1,112,055

15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	18,225,900

480	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Global Leadership Academy Project, Series 2010, 5.750%, 11/15/30	11/20 at 100.00	BBB–	508,502

4,980	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/23 – AGM Insured	3/15 at 100.00	AA	4,998,177

2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	A–	2,230,500

150	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	4/15 at 100.00	A	150,314

260	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA	294,746

2,380	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A+	2,913,548

8,875	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/28	No Opt. Call	A1	10,482,085

2,400	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/30 – AGM Insured	8/20 at 100.00	AA	2,723,856

2,430	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 9/01/16 (Pre-refunded 9/01/15) – NPFG Insured	9/15 at 100.00	AA– (4)	2,499,522

86	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$5,200	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 11/15/28 (Pre-refunded 5/15/15) – AGM Insured	5/15 at 100.00	Aa1 (4)	$5,274,308

3,000	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/28	6/21 at 100.00	A+	3,437,490

1,600	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Delaware County Community College, Series 2008, 5.000%, 10/01/24 – AGM Insured	4/18 at 100.00	A1	1,791,344

19,300	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012B, 4.000%, 1/01/33	No Opt. Call	Baa3	19,779,219

	Westmoreland County Industrial Development Authority, Pennsylvania, Retirement Community Revenue Bonds, Redstone Presbyterian SeniorCare Obligated Group, Series 2005A:
1,200	5.750%, 1/01/26 (Pre-refunded 1/01/16)	1/16 at 100.00	N/R (4)	1,259,604
1,400	5.875%, 1/01/32 (Pre-refunded 1/01/16)	1/16 at 100.00	N/R (4)	1,471,134
94,220	Total Pennsylvania			104,180,948

	Rhode Island – 0.1%

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
1,855	6.125%, 6/01/32	6/15 at 100.00	BBB+	1,862,976
1,360	6.250%, 6/01/42	6/15 at 100.00	BBB–	1,366,188
3,215	Total Rhode Island			3,229,164

	South Carolina – 0.2%

700	Georgetown County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company, Senior Lien Series 2005A, 5.550%, 12/01/29 (Alternative Minimum Tax)	12/15 at 100.00	BBB	713,895

480	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA–	554,827

675	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2006C-2, 5.500%, 7/01/37 – AGM Insured (Alternative Minimum Tax)	7/16 at 101.00	Aa1	702,358

2,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2008A, 5.375%, 1/01/28	1/19 at 100.00	AA–	2,302,140
3,855	Total South Carolina			4,273,220

	South Dakota – 0.6%

2,500	Rapid City, South Dakota, Airport Customer Facility Charge Revenue Bonds, Recovery Zone Facility Bond Series 2010B, 7.000%, 12/01/30	12/20 at 102.00	N/R	2,922,875

1,000	Rapid City, South Dakota, Airport Revenue Refunding Bonds, Passenger Facility Charge Supported, Series 2011A, 7.000%, 12/01/35	12/19 at 100.00	Baa3	1,162,620

2,000	South Dakota Economic Development Finance Authority, Economic Development Revenue Bonds, Spearfish Products Project, Pooled Loan Program, Series 2008A, 5.875%, 4/01/28 (Alternative Minimum Tax)	4/16 at 100.00	A+	2,111,480

6,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.500%, 8/01/38 (Pre-refunded 8/01/18) – AGC Insured	8/18 at 100.00	AA (4)	7,837,290
12,250	Total South Dakota			14,034,265

Nuveen Investments	87

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee – 1.0%

$3,670	Blount County Public Building Authority, Tennessee, Local Government Public Improvement Loan Bonds, Washington County, Series 2007B-12-A, 4.375%, 6/01/35 – SYNCORA GTY Insured	6/19 at 100.00	AA	$3,929,139

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D:
510	6.000%, 10/01/23	10/18 at 100.00	A+	594,380
1,500	6.125%, 10/01/28	10/18 at 100.00	A+	1,743,105

3,000	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.625%, 10/01/39	10/19 at 100.00	N/R	3,344,340

1,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A	1,097,340

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
720	5.000%, 7/01/16	No Opt. Call	BBB+	755,827
755	5.000%, 7/01/17	7/16 at 100.00	BBB+	794,426
4,680	5.500%, 7/01/36	7/16 at 100.00	BBB+	4,901,317

1,440	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012, 5.000%, 11/01/26	11/21 at 100.00	BBB+	1,642,334

1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A, 5.000%, 10/01/39	10/19 at 100.00	AA+	1,157,490

2,000	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement and Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA	2,345,500

1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	A	1,169,390
21,275	Total Tennessee			23,474,588

	Texas – 10.8%

5,280	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	AA	5,977,382

3,635	Brazos County Health Facilities Development Corporation, Texas, Franciscan Services Corporation Obligated Group-St Joseph Regional, Revenue Bonds, Series 2008, 5.000%, 1/01/23	7/18 at 100.00	A–	3,976,617

2,315	Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2008, 5.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	2,576,850

3,500	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2010, 5.000%, 7/01/19	7/17 at 100.00	A+	3,819,690

1,745	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25	1/20 at 100.00	BBB	2,015,039

3,400	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46	1/21 at 100.00	BBB	4,015,332

2,745	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32	8/22 at 100.00	BBB	3,047,966

1,250	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33	8/23 at 100.00	BBB	1,531,162

88	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$2,100	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A, 8.750%, 2/15/28	2/18 at 100.00	B+	$2,288,790

	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, School Building & Refunding Series 2014A:
2,540	3.000%, 2/15/16	No Opt. Call	AAA	2,616,352
5,885	4.000%, 2/15/17	No Opt. Call	AAA	6,303,188

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2011C:
3,500	5.000%, 11/01/24	11/20 at 100.00	A+	4,129,580
1,500	5.000%, 11/01/25	11/20 at 100.00	A+	1,763,670

20	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B, 5.000%, 11/01/35	11/20 at 100.00	A+	22,977

1,460	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38	2/18 at 100.00	BB+	1,545,512

1,075	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	1,164,967

8,575	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	Baa3	9,464,999

2,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.250%, 12/01/35 (Pre-refunded 12/01/18)	12/18 at 100.00	A1 (4)	2,484,200

5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –NPFG Insured	2/17 at 100.00	AA–	5,233,250

510	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C, 2.000%, 11/15/15	No Opt. Call	A3	515,916

3,000	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28	7/20 at 100.00	BB–	2,868,990

1,955	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	A2	2,281,270

335	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/34	No Opt. Call	A2	390,449

	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011A:
6,500	5.000%, 7/01/16 (Alternative Minimum Tax)	No Opt. Call	A	6,923,735
1,270	5.000%, 7/01/25 (Alternative Minimum Tax)	7/21 at 100.00	A	1,478,902

2,635	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Series 2008A, 5.250%, 2/15/22 – AGC Insured	2/18 at 100.00	AA	2,968,960

4,720	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (Alternative Minimum Tax)	11/22 at 100.00	BBB	5,313,493

	Lubbock Educational Facilities Authority, Texas, Revenue Bonds, Lubbock Christian University, Refunding & Improvement Series 2007:
1,000	5.125%, 11/01/27	11/17 at 100.00	BBB	1,054,790
2,500	5.250%, 11/01/37	11/17 at 100.00	BBB	2,635,575

Nuveen Investments	89

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$5,585	McKinney Independent School District, Collin County, Texas, General Obligation Bonds, Refunding School Building Series 2014, 5.000%, 2/15/16	No Opt. Call	AAA	$5,869,109

755	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.500%, 1/01/43	1/25 at 100.00	N/R	786,604

6,625	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing College Station I LLC – Texas A&M University Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured	4/24 at 100.00	AA	7,024,554

3,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	Baa3	3,308,760

1,250	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, Tarleton State University Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	BBB–	1,371,500

2,000	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/33 (UB) (5)	1/18 at 100.00	A3	2,234,580

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,000	5.500%, 9/01/41	9/21 at 100.00	AA+	2,412,980
10,880	0.000%, 9/01/45	9/31 at 100.00	AA+	11,704,160

3,000	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.000%, 1/01/28	1/19 at 100.00	A2	3,543,360

4,500	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Variable Rate Demand Series 2008-E3, 5.750%, 1/01/38 (Pre-refunded 1/01/16)	1/16 at 100.00	A2 (4)	4,727,790

2,000	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010D-1, 5.000%, 10/01/30	10/20 at 100.00	AAA	2,357,300

	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A:
655	5.000%, 2/01/29	2/24 at 100.00	Baa2	730,043
1,805	5.000%, 2/01/34	2/24 at 100.00	Baa2	1,973,876
385	5.125%, 2/01/39	2/24 at 100.00	Baa2	418,537

525	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	A	656,633

	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Junior Lien Series 2014:
8,500	5.000%, 2/01/16	No Opt. Call	AA+	8,911,570
12,010	5.000%, 2/01/17	No Opt. Call	AA+	13,087,657

10,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 2009A, 5.250%, 2/01/25	2/19 at 100.00	Aa1	11,652,200

4,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Series 2008, 5.000%, 2/01/25	2/18 at 100.00	Aa1	4,472,200

5,745	San Antonio, Texas, General Obligation Bonds, General Improvement & Refunding Series 2014, 4.000%, 2/01/31	2/24 at 100.00	AAA	6,362,587

	San Marcos, Texas, General Obligation Bonds, Series 2008:
1,000	5.000%, 8/15/25 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	AA (4)	1,109,150
1,000	5.000%, 8/15/27 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	AA (4)	1,109,150

1,000	San Marcos, Texas, Waterworks and Wastewater System Revenue Bonds, Series 2008, 5.000%, 8/15/26 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	AA (4)	1,109,150

9,030	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University, Series 2009, 5.000%, 10/01/36	10/19 at 100.00	AA–	10,311,809

90	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,600	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2006A, 6.000%, 11/15/26	11/16 at 100.00	BBB	$1,703,088

940	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	Aa3	1,099,386

515	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 5.625%, 12/15/17	No Opt. Call	A–	558,986

3,670	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/27	No Opt. Call	A3	4,175,799

845	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	1,015,884

7,800	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40	6/20 at 100.00	Baa3	9,576,450

7,300	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	9,027,764

1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public School Project, Series 2007A, 5.000%, 8/15/37 (Pre-refunded 8/15/17) – ACA Insured	8/17 at 100.00	BBB (4)	1,111,030

6,765	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2014A, 5.000%, 4/01/20	No Opt. Call	AAA	8,129,703

1,750	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust 3479, 18.026%, 2/01/17 (IF)	No Opt. Call	AAA	2,814,630

20,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/17 – AMBAC Insured	No Opt. Call	A–	19,395,000

	Travis County Health Facilities Development Corporation, Texas, Reitrement Facility Revenue Bonds, Querencia Barton Creek, Series 2005:
1,300	5.500%, 11/15/25	11/15 at 100.00	N/R	1,319,539
4,100	5.650%, 11/15/35	11/15 at 100.00	N/R	4,149,651

750	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.000%, 11/01/30	11/20 at 100.00	BB+	892,973

2,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33	7/17 at 100.00	Baa1	2,074,840

500	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 5.250%, 9/01/24	9/19 at 100.00	BBB	564,460
240,035	Total Texas			265,264,045

	Utah – 0.6%

	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012:
855	5.600%, 7/15/22	No Opt. Call	BB+	934,960
850	6.300%, 7/15/32	7/22 at 100.00	BB+	942,939

1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Navigator Pointe Academy Project, Series 2010A, 5.625%, 7/15/40	7/20 at 100.00	BBB	1,082,010

Nuveen Investments	91

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster Academy, Series 2008A:
$445	6.250%, 6/15/28	6/17 at 100.00	N/R	$454,683
950	6.500%, 6/15/38	6/17 at 100.00	N/R	972,078

1,250	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.250%, 7/15/30	7/20 at 100.00	BBB–	1,386,012

1,135	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.375%, 7/15/40	7/20 at 100.00	BB–	1,146,838

	Utah State Charter School Finance Authority, Revenue Bonds, George Washington Academy Project, Series 2011A:
2,135	7.750%, 7/15/31	7/21 at 100.00	BB+	2,527,306
3,520	8.000%, 7/15/41	7/21 at 100.00	BB+	4,197,213
12,140	Total Utah			13,644,039

	Vermont – 0.2%

1,000	Vermont Economic Development Authority, Mortgage Revenue Bonds, Wake Robin Corporation Project, Refunding Series 2006A, 5.250%, 5/01/26 (Pre-refunded 5/01/16)	5/16 at 100.00	N/R (4)	1,054,850

	Vermont Educational and Health Buildings FInancing Agency, Revenue Bonds, Vermont Law School Project, Series 2011A:
1,815	6.125%, 1/01/28	1/21 at 100.00	Ba1	1,946,460
1,000	6.250%, 1/01/33	1/21 at 100.00	Ba1	1,068,710
3,815	Total Vermont			4,070,020

	Virgin Islands – 0.1%

500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	10/19 at 100.00	Baa3	560,940

2,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	Baa3	2,870,550
2,980	Total Virgin Islands			3,431,490

	Virginia – 1.0%

675	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Berkeley Apartments, Series 2000, 5.850%, 12/01/20 (Alternative Minimum Tax)	5/15 at 100.00	AA	677,093

2,000	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Refunding Series 2011C, 5.000%, 10/01/26 (Alternative Minimum Tax)	10/21 at 100.00	AA–	2,326,340

3,745	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B, 0.000%, 10/01/31 – AGC Insured	No Opt. Call	AA	1,946,314

4,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	B–	2,927,120

5,500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB–	5,946,765

	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
3,515	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	3,901,650
6,490	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	7,219,476
25,925	Total Virginia			24,944,758

92	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington – 2.1%

$6,220	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 1/01/31	1/21 at 100.00	A1	$7,177,818

960	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2009-14A&B, 19.652%, 6/01/34 (IF) (5)	6/19 at 100.00	AA	1,575,283

2,450	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	2,733,563

2,335	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.806%, 7/01/32 – AGM Insured (IF) (5)	7/17 at 100.00	AA+	3,078,651

1,050	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	1,414,371

5,660	Spokane, Washington, General Obligation Bonds, Series 2015, 3.000%, 12/01/32	12/24 at 100.00	AA	5,602,664

2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A	2,236,160

3,535	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	Baa3 (4)	4,381,350

	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012:
2,775	5.000%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	Baa3 (4)	3,462,784
2,435	5.000%, 12/01/42 (Pre-refunded 12/01/21)	12/21 at 100.00	Baa3 (4)	3,038,515

1,500	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/28	5/24 at 100.00	A+	1,798,830

600	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1989B, 7.125%, 7/01/16	No Opt. Call	Aa1	657,774

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
2,000	6.250%, 7/01/24	7/19 at 100.00	Baa2	2,272,880
2,000	7.000%, 7/01/39	7/19 at 100.00	Baa2	2,372,000

3,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.375%, 10/01/29	10/19 at 100.00	Baa1	3,320,580

1,100	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28	7/23 at 100.00	A–	1,231,736

2,340	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community Refunding, Series 2012, 5.000%, 1/01/48	No Opt. Call	BBB–	2,444,879

3,335	Washington State, General Obligation Bonds, Tender Option Bond Trust 1121, 13.577%, 7/01/29 (Pre-refunded 7/01/16) – AGM Insured (IF)	7/16 at 100.00	AA+ (4)	4,002,367
45,295	Total Washington			52,802,205

	West Virginia – 0.1%

500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Financing District, Series 2007A, 5.850%, 6/01/34	6/17 at 100.00	N/R	519,390

1,020	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2009A, 5.625%, 9/01/32	9/19 at 100.00	A3	1,168,706

1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008, 6.500%, 10/01/28	10/18 at 100.00	N/R	1,063,750
2,520	Total West Virginia			2,751,846

Nuveen Investments	93

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin – 4.3%

$5,000	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A, 6.500%, 2/01/31	2/19 at 102.00	AA–	$5,932,500

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,610	6.000%, 12/01/32	No Opt. Call	N/R	1,663,645
5,000	6.250%, 12/01/42	No Opt. Call	N/R	5,190,550

970	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	1,007,743

	Public Finance Authority of Wisconsin, for the Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A:
580	5.000%, 10/01/34	10/22 at 100.00	BB+	597,081
500	5.125%, 10/01/45	10/22 at 100.00	BB+	511,095

1,575	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 7.000%, 8/01/43	8/23 at 100.00	BB+	1,808,651

	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A:
355	5.500%, 10/01/22	No Opt. Call	BB+	399,077
375	6.000%, 10/01/32	10/22 at 100.00	BB+	410,861

2,475	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	AA–	3,249,601

1,455	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.250%, 4/15/24	4/20 at 100.00	A	1,666,964

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39	6/20 at 100.00	Baa2	1,400,065

13,950	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A+	15,812,046

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/40	2/22 at 100.00	A–	1,101,080

18,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A2	20,770,380

7,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32	8/22 at 100.00	AA	7,996,940

435	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	503,787

595	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	A+ (4)	730,434

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
2,980	5.000%, 7/01/34	7/24 at 100.00	BBB+	3,417,106
2,100	4.350%, 7/01/36	7/21 at 100.00	BBB+	2,178,645

5,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A–	5,669,248

2,535	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/30	8/16 at 100.00	A–	2,649,531

94	Nuveen Investments

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014:
$5,000	5.000%, 12/01/34		12/22 at 102.00	N/R	$5,172,500
4,435	5.000%, 12/01/44		12/22 at 102.00	N/R	4,521,039
4,225	5.250%, 12/01/49		12/22 at 102.00	N/R	4,337,427

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014:
1,880	5.250%, 10/01/39		10/22 at 102.00	N/R	1,946,909
1,000	5.375%, 10/01/44		10/22 at 102.00	N/R	1,037,920
3,500	5.500%, 10/01/49		10/22 at 102.00	N/R	3,635,520

1,765	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A, 5.000%, 7/01/30 (Pre-refunded 7/01/15) – AMBAC Insured		7/15 at 100.00	A1 (4)	1,800,618
96,720	Total Wisconsin				107,118,963

	Wyoming – 0.6%

2,000	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39		7/19 at 100.00	A1	2,339,180

4,500	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.350%, 9/15/31		3/21 at 100.00	A3	5,294,880

	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center Project, Series 2011B:
800	5.500%, 12/01/27		12/21 at 100.00	BBB+	906,664
2,500	6.000%, 12/01/36		12/21 at 100.00	BBB+	2,899,175

3,650	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40		6/21 at 100.00	BBB	4,375,839
13,450	Total Wyoming				15,815,738
$2,218,347	Total Municipal Bonds (cost $2,129,650,189)				2,388,926,773

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$138	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/19	N/R	$24,949

37	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	3.000%	7/15/55	N/R	4,930
$175	Total Corporate Bonds (cost $15,730)				29,879
	Total Long-Term Investments (cost $2,129,665,919)				2,388,956,652

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.4%

	MUNICIPAL BONDS – 0.4%

	California – 0.3%

$6,495	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014A, 6.000%, 7/10/15 (10)		No Opt. Call	N/R	$6,563,912

Nuveen Investments	95

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$630	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014B, 6.000%, 7/10/15 (10)	No Opt. Call	N/R	$636,684

960	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014C, 6.000%, 7/10/15 (10)	No Opt. Call	N/R	970,186
8,085	Total California			8,170,782

	North Carolina – 0.1%

3,000	North Carolina Capital Facilities Financing Agency, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Project, Variable Rate Demand Obligation Series 2013, 0.400%, 6/01/38 (Mandatory put 3/16/15) (Pre-refunded 3/16/15) (Alternative Minimum Tax)	3/15 at 100.00	A-2 (4)	3,000,000
$11,085	Total Short-Term Investments (cost $11,085,000)			11,170,782
	Total Investments (cost $2,140,750,919) – 97.3%			2,400,127,434
	Floating Rate Obligations – (0.3)%			(6,525,000)
	Other Assets Less Liabilities – 3.0%			72,597,406
	Net Assets – 100%			$2,466,199,840

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$2,388,926,773	$—	$2,388,926,773
Corporate Bonds	—	—	29,879	29,879
Short-Term Investments:
Municipal Bonds	—	3,000,000	8,170,782	11,170,782
Total	$—	$2,391,926,773	$8,200,661	$2,400,127,434

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences

96	Nuveen Investments

arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments was $2,133,674,012.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$269,540,570
Depreciation	(9,612,150)
Net unrealized appreciation (depreciation) of investments	$259,928,420

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.750% to 2.300%.

(8)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 2.350%.

(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment categorized as Level 3.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Investments	97

Nuveen Intermediate Duration Municipal Bond Fund

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 99.4%

	MUNICIPAL BONDS – 99.4%

	Alabama – 0.4%

	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A:
$3,000	5.250%, 11/15/16	11/15 at 100.00	Baa2	$3,098,490
2,290	5.250%, 11/15/20	11/15 at 100.00	Baa2	2,350,754

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
1,575	5.000%, 11/15/15	No Opt. Call	A3	1,618,722
2,935	5.000%, 11/15/16	11/15 at 100.00	A3	3,007,494

1,130	Huntsville, Alabama, Electric System Revenue Warrants, Refunding Series 2007, 4.000%, 12/01/18 – AGM Insured	12/17 at 100.00	AA+	1,227,022

2,000	Mobile, Alabama, General Obligation Warrants, Improvement and Refunding Series 2008B, 5.000%, 2/15/20	2/18 at 100.00	Aa2	2,246,240

	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2008A:
1,500	5.000%, 9/01/18	No Opt. Call	A+	1,706,550
4,000	5.750%, 9/01/22	9/18 at 100.00	A+	4,660,920
18,430	Total Alabama			19,916,192

	Alaska – 0.2%

3,000	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	3,460,620

400	Aleutians East Burough Project, Alaska, Revenue Bonds, Series 2006, 4.375%, 6/01/15 – ACA Insured	No Opt. Call	N/R	400,880

6,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	6/15 at 100.00	B2	5,379,240
9,400	Total Alaska			9,240,740

	Arizona – 3.6%

4,120	Arizona Board of Regents, Certificates of Participation, University of Arizona Projects, Refunding Series 2007B, 4.500%, 6/01/18 – AMBAC Insured	6/17 at 100.00	Aa3	4,449,106

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
1,220	5.000%, 2/01/20	No Opt. Call	BBB+	1,429,645
6,255	5.000%, 2/01/27	2/22 at 100.00	BBB+	7,139,144

1,445	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project, Series 2014A, 5.000%, 12/01/24	No Opt. Call	A2	1,781,150

	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
10,270	5.000%, 7/01/25	7/22 at 100.00	A1	11,751,961
16,235	5.000%, 7/01/26	7/22 at 100.00	A1	18,455,298
16,760	5.000%, 7/01/27	7/22 at 100.00	A1	18,927,068

150	Arizona State Game and Fish Department and Commission, Beneficial Interest Certificates in Lease Purchase Agreement, AGF Administration Building Project, Series 2006, 4.500%, 7/01/15	No Opt. Call	A3	152,529

98	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$5,000	Arizona State Transportation Board, Highway Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/23	No Opt. Call	AAA	$6,322,950

1,995	Arizona State, Certificates of Participation, Series 2008A, 4.000%, 9/01/17 – AGM Insured	No Opt. Call	AA	2,165,193

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
5	5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA	5,506
40	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA	45,351
5,150	5.000%, 7/01/19 – AGM Insured	No Opt. Call	AA	5,987,442
5,015	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	5,936,857
6,130	5.000%, 7/01/21 – AGM Insured	1/20 at 100.00	AA	7,226,595
7,500	5.000%, 7/01/22 – AGM Insured	1/20 at 100.00	AA	8,822,100

	Gila County Unified School District 10 Payson, Arizona, General Obligation Bonds, Project of 2006, Series 2007A:
1,000	5.000%, 7/01/16 – AMBAC Insured	No Opt. Call	Aa3	1,065,040
1,050	5.000%, 7/01/17 – AMBAC Insured	No Opt. Call	Aa3	1,158,392

6,000	Gilbert, Arizona, Public Facilities Municipal Property Corporation, Revenue Bonds, Series 2009, 5.500%, 7/01/27	7/19 at 100.00	AA+	6,969,300

2,810	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.250%, 12/01/20 (Pre-refunded 12/01/15)	12/15 at 100.00	N/R (4)	2,929,453

2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/26	5/22 at 100.00	A–	2,318,920

1,355	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/21	5/20 at 100.00	A+	1,558,737

565	Maricopa County Unified School District 48, Scottsdale, Arizona, General Obligation Bonds, Series 2006B, 4.750%, 7/01/18 – AGM Insured	7/16 at 100.00	Aa1	598,810

	Maricopa County Unified School District 48, Scottsdale, Arizona, General Obligation Bonds, Series 2006B:
295	4.750%, 7/01/18 (Pre-refunded 7/01/16) – AGM Insured	7/16 at 100.00	Aa1 (4)	313,777
290	4.750%, 7/01/18 (Pre-refunded 7/01/16) – AGM Insured	7/16 at 100.00	Aa1 (4)	308,459

	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School Improvement Project of 2013, Series 2014A:
1,875	3.375%, 7/01/32	7/24 at 100.00	AA–	1,935,750
1,940	3.500%, 7/01/33	7/24 at 100.00	AA–	2,012,459

3,670	Mesa, Arizona, Excise Tax Revenue Bonds, Series 2013, 5.000%, 7/01/27	7/17 at 100.00	AA+	4,025,807

	Northern Arizona University, System Revenue Bonds, Refunding Series 2014:
850	5.000%, 6/01/21	No Opt. Call	A+	1,023,706
385	5.000%, 6/01/22	No Opt. Call	A+	470,247
500	5.000%, 6/01/23	No Opt. Call	A+	616,730

	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A:
2,000	5.000%, 7/01/22	7/20 at 100.00	A+	2,372,780
10,370	5.000%, 7/01/40	7/20 at 100.00	A+	11,739,670

8,850	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Refunding Series 2014B, 5.000%, 7/01/23	No Opt. Call	AAA	11,175,779

500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series 2014A, 5.000%, 7/01/23	No Opt. Call	AAA	631,400

2,650	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	BBB+	2,784,488

Nuveen Investments	99

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C:
$1,000	4.375%, 7/01/18 – FGIC Insured	7/17 at 100.00	Aa2	$1,079,470
1,000	4.500%, 7/01/19 – FGIC Insured	7/17 at 100.00	Aa2	1,077,210

2,670	Pima County, Arizona, Sewer Revenue Bonds, Series 2010, 5.000%, 7/01/24 – AGM Insured	7/20 at 100.00	AA	3,140,214

645	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/23	No Opt. Call	AA+	824,800

3,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2009A, 5.000%, 1/01/25	No Opt. Call	Aa1	3,462,600

3,925	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 3284, 13.913%, 6/01/19 (IF)	No Opt. Call	Aa1	6,606,050

1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/20	9/18 at 100.00	A2	1,137,750

1,350	Sedona-Oak Creek Joint Unified School District 9, Coconino and Yavapi Counties, Arizona, General Obligation Bonds, School Improvement Project 2007, Series 2009B., 5.375%, 7/01/28	7/19 at 100.00	Aa2	1,568,808
150,835	Total Arizona			175,504,501

	Arkansas – 1.3%

1,000	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013, 5.000%, 12/01/33	12/23 at 100.00	A1	1,181,420

1,490	Conway, Arkansas, Restaurant Gross Receipts Tax Revenue Bonds, Series 2007, 5.000%, 12/01/22 – AGM Insured	12/15 at 100.00	AA	1,548,408

1,590	Fayetteville, Arkansas, Hotel Motel and Restaurant Gross Receipts Tax & Tourism Revenue Bonds, Refunding Improvement Capital Series 2014, 3.750%, 11/01/39 – BAM Insured	11/24 at 100.00	AA	1,636,969

	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006A:
6,730	5.000%, 11/01/17 – AGM Insured	11/16 at 100.00	AA	7,233,539
6,740	4.500%, 11/01/19 – AGM Insured	11/16 at 100.00	AA	7,187,738

	Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2007:
1,235	5.000%, 10/01/19 – FGIC Insured	10/17 at 100.00	AA–	1,361,341
1,000	5.000%, 10/01/21 – FGIC Insured	10/17 at 100.00	AA–	1,110,220

4,495	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light Company Project, Series 2013, 2.375%, 1/01/21	No Opt. Call	A–	4,691,926

	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	5.000%, 7/01/22	No Opt. Call	A+	614,175
800	5.000%, 7/01/23	No Opt. Call	A+	983,040
1,610	5.000%, 7/01/26	7/24 at 100.00	A+	1,963,298
1,485	5.000%, 7/01/28	7/24 at 100.00	A+	1,782,416
1,935	5.000%, 7/01/29	7/24 at 100.00	A+	2,315,381
1,000	5.000%, 7/01/30	7/24 at 100.00	A+	1,191,060
4,585	5.000%, 7/01/34	7/24 at 100.00	A+	5,385,954
3,900	4.000%, 7/01/41	7/24 at 100.00	A+	4,151,277

	Magnolia, Arkansas, Sales and Use Tax Revenue Bonds, Series 2007:
575	5.000%, 8/01/21 – CIFG Insured	8/17 at 100.00	N/R	617,843
1,130	5.000%, 8/01/22 – CIFG Insured	8/17 at 100.00	N/R	1,209,778
1,185	5.000%, 8/01/23 – CIFG Insured	8/17 at 100.00	N/R	1,264,478
1,245	5.000%, 8/01/24 – CIFG Insured	8/17 at 100.00	N/R	1,323,410

100	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arkansas (continued)

$1,000	North Little Rock Health Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 1996B, 5.750%, 12/01/21	12/18 at 100.00	A+	$1,155,430

	Pulaksi County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
1,950	5.000%, 12/01/25	12/24 at 100.00	A+	2,372,858
1,780	5.000%, 12/01/27	12/24 at 100.00	A+	2,141,037

1,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2005B, 4.500%, 11/01/16 – FGIC Insured	11/15 at 100.00	Aa2	1,031,640

	University of Arkansas, Various Facilities Revenue Bonds, UAMS Campus, Series 2014A:
1,000	5.000%, 3/01/21	No Opt. Call	Aa2	1,204,920
1,200	5.000%, 3/01/23	No Opt. Call	Aa2	1,484,064
4,315	3.750%, 3/01/36	3/25 at 100.00	Aa2	4,476,295
56,475	Total Arkansas			62,619,915

	California – 6.9%

1,525	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Childrens Hospital & Research Center at Oakland, Refunding Series 2007A, 4.500%, 12/01/18 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	1,690,158

1,565	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2003A, 4.900%, 2/01/20 – NPFG Insured	No Opt. Call	AA–	1,838,249

	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Refunding Bonds, Series 2013A:
2,185	5.000%, 10/01/22	No Opt. Call	A	2,704,025
1,860	5.000%, 10/01/23	No Opt. Call	A	2,324,740
5,000	5.000%, 10/01/24	10/23 at 100.00	A	6,201,800

920	Apple Valley Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2 Series 2007, 4.500%, 6/01/18 – AMBAC Insured	6/17 at 100.00	BBB+	988,798

1,720	California Department of Water Resources, Power Supply Revenue Bonds, Refunding Series 2008H, 5.000%, 5/01/22 – AGM Insured	5/18 at 100.00	AA	1,961,505

7,795	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010L, 5.000%, 5/01/17	No Opt. Call	Aa2	8,598,976

7,250	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Series 2007A, 4.500%, 10/01/33	10/17 at 100.00	Aa1	7,854,650

500	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.125%, 3/01/20	3/19 at 100.00	A	576,480

3,255	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008H, 5.125%, 7/01/22 (Pre-refunded 7/01/15)	7/15 at 100.00	A (4)	3,323,648

3,160	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange County, Series 2009A, 5.750%, 11/01/18	No Opt. Call	A	3,577,942

1,210	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2008B, 1.450%, 8/15/33 (Mandatory put 3/15/17)	No Opt. Call	AA	1,233,062

1,440	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012C, 1.450%, 8/15/23 (Mandatory put 3/15/17)	No Opt. Call	AA	1,467,446

2,245	California State Public Works Board, Lease Revenue Bonds, California State University Monterey Bay Campus Library Project, Series 2009D, 6.000%, 4/01/25	4/19 at 100.00	Aa3	2,719,975

1,400	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.375%, 3/01/25	3/20 at 100.00	Aa3	1,671,264

Nuveen Investments	101

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$5,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.250%, 10/01/24	10/19 at 100.00	A1	$5,924,900

2,185	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A, 5.250%, 7/01/21	No Opt. Call	AA	2,594,316

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
2,040	5.000%, 7/01/20 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,418,624
3,815	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	4,564,457

520	California State, General Obligation Bonds, Refunding Series 2007, 5.000%, 8/01/19	2/17 at 100.00	Aa3	568,240

1,000	California State, General Obligation Bonds, Series 2007, 5.000%, 12/01/23	12/17 at 100.00	Aa3	1,119,930

15	California State, General Obligation Bonds, Various Purpose Series 2001, 5.000%, 11/01/18	5/15 at 100.00	Aa3	15,061

1,450	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BBB	1,679,840

700	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/30	3/15 at 100.00	A	701,617

800	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/25	7/24 at 100.00	A	969,920

1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2007B, 5.200%, 10/01/37 (Pre-refunded 10/01/18) – AMBAC Insured	10/18 at 100.00	A+ (4)	1,164,109

1,085	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22	7/15 at 100.00	CCC	1,081,637

10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2007C, 5.000%, 8/15/38 – AMBAC Insured	8/17 at 100.00	AA–	10,752,600

1,120	Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2003A, 5.500%, 8/01/23 – RAAI Insured	8/15 at 100.00	BBB+	1,122,229

	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A:
7,475	0.000%, 11/01/26	11/21 at 66.91	BBB–	3,835,423
4,095	0.000%, 11/01/28	11/21 at 56.33	BBB–	1,743,856

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
1,685	5.000%, 1/01/22	No Opt. Call	BBB–	1,894,681
1,530	5.000%, 1/01/23	No Opt. Call	BBB–	1,739,044
1,635	5.000%, 1/01/24	No Opt. Call	BBB–	1,844,885
1,325	5.000%, 1/01/25	No Opt. Call	BBB–	1,489,168

	Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election 2001, Series 2008:
500	5.250%, 8/01/23	8/18 at 100.00	Aa2	574,025
2,025	5.000%, 8/01/24	8/18 at 100.00	Aa2	2,307,386

2,100	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 4.550%, 6/01/22 – AGM Insured	6/18 at 100.00	AA	2,321,004

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
7,795	5.000%, 6/01/17	No Opt. Call	Aa1	8,569,277
11,145	4.500%, 6/01/27	6/17 at 100.00	B	10,957,986

102	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,300	Grant Joint Union High School District, Sacramento County, California, General Obligation Bonds, Capital Appreciation Election 2006 Series 2008, 0.000%, 8/01/26 – AGM Insured	No Opt. Call	A1	$873,912

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
1,000	5.000%, 9/01/30	9/24 at 100.00	N/R	1,163,400
1,015	5.000%, 9/01/32	9/24 at 100.00	N/R	1,171,412
465	5.000%, 9/01/34	No Opt. Call	N/R	534,717

6,425	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured	10/17 at 100.00	AA	6,797,779

2,015	Las Virgenes Unified School District, Los Angeles County, California, General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27	No Opt. Call	Aa2	1,297,257

2,395	Long Beach Financing Authority, California, Revenue Bonds, Series 1992, 6.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R	2,515,636

	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B:
1,010	5.000%, 7/01/25	1/24 at 100.00	AA–	1,270,964
5,000	5.000%, 7/01/43	1/24 at 100.00	AA–	5,888,700

	Los Angeles, California, Special Tax Bonds, Community Facilities District 4, Playa Vista Phase I, Series 2014:
800	5.000%, 9/01/23	No Opt. Call	BBB	985,624
1,050	5.000%, 9/01/24	No Opt. Call	BBB	1,302,809
1,250	5.000%, 9/01/25	9/24 at 100.00	BBB	1,518,038
1,000	5.000%, 9/01/26	9/24 at 100.00	BBB	1,200,880

405	Los Angeles, California, Wastewater System Revenue Bonds, Subordinate Lien, Refunding Series 2013A, 5.000%, 6/01/34 (Pre-refunded 6/01/15)	6/15 at 100.00	Aa2 (4)	411,678

1,140	Los Angeles, California, Wastewater System Revenue Bonds, Subordinate Lien, Refunding Series 2013A, 5.000%, 6/01/34	No Opt. Call	AA+	1,158,468

	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
2,220	5.000%, 9/01/21 – AMBAC Insured	9/16 at 100.00	AAA	2,376,621
2,145	5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	AAA	2,296,330
2,000	5.000%, 9/01/23 – AMBAC Insured	9/16 at 100.00	AAA	2,141,100

1,475	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28	2/28 at 100.00	AA	1,239,693

10,240	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.125%, 11/01/29	No Opt. Call	A	13,441,433

10,045	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.125%, 11/01/29	No Opt. Call	A	13,185,469

	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2014A:
4,400	5.000%, 8/01/26 – BAM Insured	8/24 at 100.00	AA	5,470,476
3,000	5.000%, 8/01/27 – BAM Insured	8/24 at 100.00	AA	3,695,100
2,070	5.000%, 8/01/28 – BAM Insured	8/24 at 100.00	AA	2,528,153
2,250	3.000%, 8/01/30 – BAM Insured	8/24 at 100.00	AA	2,271,038
2,035	3.125%, 8/01/31 – BAM Insured	8/24 at 100.00	AA	2,068,211
2,170	3.125%, 8/01/32 – BAM Insured	8/24 at 100.00	AA	2,195,866

Nuveen Investments	103

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,000	North Monterey County Unified School District, California, General Obligation Bonds, Election of 2013, Series 2014A, 4.000%, 5/01/44	5/24 at 100.00	A+	$2,117,640

1,000	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.000%, 12/01/21	12/20 at 100.00	BB+	1,163,540

6,000	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured	4/15 at 100.00	A1	6,009,960

8,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40	8/30 at 100.00	A+	8,215,360

	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
1,815	0.000%, 8/01/21 – AGC Insured	No Opt. Call	AA	1,571,264
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AA	1,742,055
4,085	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AA	3,247,044

7,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2011, 0.000%, 10/01/25 – AGM Insured	10/21 at 100.00	AA	7,688,870

	Port of Oakland, California, Revenue Refunding Bonds, Inter Lien, Series 2007B:
2,530	5.000%, 11/01/18 – NPFG Insured	11/17 at 100.00	AA–	2,840,305
1,120	5.000%, 11/01/19 – NPFG Insured	11/17 at 100.00	AA–	1,256,024

5,350	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/34	No Opt. Call	Aa2	2,555,266

2,900	Rancho Cucamonga Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Rancho Redevelopment Project, Series 2014, 5.000%, 9/01/24	No Opt. Call	AA	3,666,006

2,410	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 – AGM Insured	10/24 at 100.00	AA	2,522,210

	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B:
2,115	0.000%, 10/01/34	No Opt. Call	A–	899,361
2,000	0.000%, 10/01/36	No Opt. Call	A–	778,360

5,000	Sacramento County, California, Airport System Revenue Bonds, Senior Lien Series 20010, 5.000%, 7/01/40	7/20 at 100.00	A	5,762,600

1,000	San Bernardino Community College District, California, General Obligation Bonds, Series 2008A, 6.500%, 8/01/27 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	1,201,690

575	San Bernardino County Redevelopment Agency, California, Tax Allocation Refunding Bonds, San Sevaine Project, Series 2005A, 5.000%, 9/01/16 – RAAI Insured	9/15 at 100.00	BBB	586,960

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
5,000	5.000%, 1/15/29	1/25 at 100.00	BBB–	5,762,250
26,000	5.000%, 1/15/34	1/25 at 100.00	BBB–	29,395,080

2,770	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	BBB	3,014,813

1,000	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/17 – FGIC Insured	No Opt. Call	AA+	983,219

2,250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24	No Opt. Call	AA–	2,907,540

2,255	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 (ETM)	No Opt. Call	AA– (4)	2,927,283

104	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/28	8/18 at 100.00	Aa3	$1,143,800

2,000	Santa Monica Community College District, Los Angeles County, California, General Obligation Bonds, Series 2005C, 0.000%, 8/01/16 (Pre-refunded 8/01/15) – NPFG Insured	8/15 at 95.72	AA (4)	1,912,620

	Santa Paula Utility Authority, California, Water Enterprise Revenie Bonds, Series 2010:
2,510	5.000%, 2/01/28	2/20 at 100.00	A+	2,889,663
2,630	5.000%, 2/01/29	2/20 at 100.00	A+	3,027,367
2,765	5.000%, 2/01/30	2/20 at 100.00	A+	3,188,460

	South Bayside Waste Management Authority, California, Solida Waste Enterprise Revenue Bonds, Shoreway Environmental Center, Series 2009A:
2,500	5.250%, 9/01/24	9/19 at 100.00	A–	2,923,075
1,200	6.250%, 9/01/29	9/19 at 100.00	A–	1,458,024

	Tulare Local Health Care District, California, General Obligation Bonds, Series 2009B-1:
1,180	6.000%, 8/01/22	8/19 at 100.00	Baa3	1,394,512
1,410	6.125%, 8/01/23	8/19 at 100.00	Baa3	1,660,754
1,585	6.250%, 8/01/24	8/19 at 100.00	Baa3	1,866,084
1,265	6.375%, 8/01/25	8/19 at 100.00	Baa3	1,491,081
500	6.500%, 8/01/26	8/19 at 100.00	Baa3	590,615

1,100	Upland Community Redevelopment Agency, California, Tax Allocation Refunding Bonds, A Merged Project, Series 2006, 4.250%, 9/01/26 – AMBAC Insured	9/16 at 100.00	A	1,122,143

2,030	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA–	1,643,671

3,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	2,962,530

2,500	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25	No Opt. Call	Aa3	3,402,700

995	Whittier Public Financing Authority, California, Tax Allocation Revenue Bonds, Whittier Redevelopment Agency, Series 2007A, 5.000%, 11/01/21 – AMBAC Insured	11/17 at 100.00	A–	1,080,709
311,830	Total California			334,260,205

	Colorado – 2.5%

1,125	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation Bonds, Series 2008, 5.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa2 (4)	1,325,509

5,050	Adams County, Colorado, Pollution Control Refunding Revenue Bonds, Public Service Company of Colorado Projects, Senior Lien Series 2005A, 4.375%, 9/01/17 – NPFG Insured	9/15 at 100.00	AA–	5,167,261

175	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cheyenne Mountain Charter Academy, Series 2007A, 4.750%, 6/15/22	6/17 at 100.00	A	184,559

1,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003B, 6.000%, 5/15/26 – AGM Insured	5/19 at 100.00	AA	1,150,690

16,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%, 9/01/26	9/16 at 100.00	A+	17,935,898

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006C-7, 4.350%, 9/01/20 – AGM Insured	5/18 at 100.00	AA	791,744

1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 5.125%, 10/01/17	No Opt. Call	A+	1,673,940

Nuveen Investments	105

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$310	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.500%, 6/01/33	6/23 at 100.00	A3	$361,916

1,400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20	No Opt. Call	BBB+	1,517,740

6,725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/22	9/17 at 100.00	BBB+	7,065,890

10,000	Colorado Health Facilities Authority, Retirement Facilities Revenue Bonds, Liberty Heights, Series 1990B, 0.000%, 7/15/20 (ETM)	No Opt. Call	AA+ (4)	9,307,300

500	Colorado Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series 2005, 5.000%, 12/01/16	12/15 at 100.00	BBB+	517,075

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006:
1,000	5.000%, 6/01/16	No Opt. Call	A3	1,054,840
1,000	5.250%, 6/01/18	6/16 at 100.00	A3	1,057,490

1,250	Colorado Health Facilities Authority, Revenue Bonds, Longmont United Hospital, Series 2007B, 4.250%, 12/01/15 – RAAI Insured	No Opt. Call	Baa2	1,277,800

1,500	Colorado State Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation, Series 2008, 5.250%, 11/01/23 (Pre-refunded 11/01/18)	11/18 at 100.00	Aa2 (4)	1,747,155

1,500	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010, 5.500%, 9/01/25	3/20 at 100.00	BBB–	1,611,840

11,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	13,064,039

6,445	Denver School District 1, Colorado, General Obligation Bonds, Series 2012B, 4.000%, 12/01/22	No Opt. Call	AA+	7,568,557

6,050	Denver, Colorado, Airport System Revenue Bonds, Refunding Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/16 at 100.00	AA–	6,554,812

4,025	Denver, Colorado, Airport System Revenue Bonds, Refunding Series 2006A, 5.000%, 11/15/19 (Pre-refunded 11/15/16) – FGIC Insured	11/16 at 100.00	AA– (4)	4,357,666

5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	AA–	5,136,100

10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	AA–	3,301,300

1,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004C, 5.000%, 9/01/17 – NPFG Insured	No Opt. Call	AA–	1,643,340

	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Refunding Series 2010:
1,520	5.000%, 12/15/20	No Opt. Call	Aa2	1,838,060
2,215	5.000%, 12/15/21	No Opt. Call	Aa2	2,722,434
1,530	5.000%, 12/15/22	12/21 at 100.00	Aa2	1,864,519

250	High Plains Metropolitan District, Colorado, General Obligation Bonds, Series 2005B, 4.375%, 12/01/15	No Opt. Call	BBB	254,118

2,170	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 5.700%, 12/01/17	6/15 at 100.00	BBB–	2,200,467

1,000	North Range Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 4.300%, 12/15/19 – ACA Insured	12/16 at 100.00	N/R	1,013,820

106	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$2,250	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C, 5.250%, 6/15/15 – AMBAC Insured (ETM)	No Opt. Call	N/R (4)	$2,292,974

725	Platte River Power Authority, Colorado, Power Revenue Bonds, Refunding Series 2007GG, 4.500%, 6/01/17 – AGM Insured	No Opt. Call	AA	791,229

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,335	5.000%, 12/01/19	No Opt. Call	N/R	1,442,735
500	5.000%, 12/01/20	No Opt. Call	N/R	543,730

1,000	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Refunding Series 2009, 5.000%, 12/15/22	No Opt. Call	Aa2	1,248,460

1,325	Rangeview Library District, Adams County, Colorado, Certificates of Participation, Rangeview Library Projects, Series 2008, 4.500%, 12/15/20 – AGC Insured	12/18 at 100.00	AA	1,463,476

975	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/41	7/20 at 100.00	Baa3	1,119,661

	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2010A:
2,190	4.250%, 12/01/23	12/20 at 100.00	A	2,482,694
2,030	4.000%, 12/01/24	12/20 at 100.00	A	2,264,891

1,000	Walker Field Public Airport Authority, Colorado, Airport Revenue Bonds, Series 2007, 5.000%, 12/01/22	12/17 at 100.00	Baa2	1,090,680

1,240	Westminster, Colorado, Special Purpose Sales and Use Tax Revenue Bonds, Series 2007D, 5.000%, 12/01/23 – AGM Insured	12/17 at 100.00	AA	1,386,109
118,865	Total Colorado			121,394,518

	Connecticut – 0.1%

3,170	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	7/15 at 100.00	A–	3,201,700

	Stratford, Connecticut, General Obligation Bonds, Series 2014:
350	5.000%, 12/15/24	12/22 at 100.00	AA	422,562
495	5.000%, 12/15/26	12/22 at 100.00	AA	589,644
4,015	Total Connecticut			4,213,906

	Delaware – 0.1%

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
1,000	4.000%, 7/01/22	No Opt. Call	BBB–	1,043,030
3,995	5.000%, 7/01/28	7/23 at 100.00	BBB–	4,337,531
4,995	Total Delaware			5,380,561

	District of Columbia – 0.7%

3,880	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30	10/22 at 100.00	BBB–	4,167,547

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
3,185	6.250%, 5/15/24	5/15 at 100.00	A1	3,185,764
4,555	6.500%, 5/15/33	No Opt. Call	Baa1	5,889,661

10,165	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/18 – AGM Insured	No Opt. Call	AA+	11,895,082

Nuveen Investments	107

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	District of Columbia (continued)

	District of Columbia, Hospital Revenue Bonds, Sibley Memorial Hospital, Series 2009:
$420	6.500%, 10/01/20	10/19 at 100.00	AA–	$524,244
1,715	6.500%, 10/01/23	10/19 at 100.00	AA–	2,100,909
825	6.500%, 10/01/24	10/19 at 100.00	AA–	1,005,535

3,740	District of Columbia, Revenue Bonds, The Catholic University of America, Series 2010, 5.000%, 10/01/23	10/18 at 100.00	A	4,228,220
28,485	Total District of Columbia			32,996,962

	Florida – 6.1%

	Broward County School Board, Florida, Certificates of Participation, Series 2015A:
5,000	5.000%, 7/01/24 (WI/DD, Settling 2/11/15)	No Opt. Call	A1	6,175,550
7,500	5.000%, 7/01/25 (WI/DD, Settling 2/11/15)	No Opt. Call	A1	9,331,275

	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1:
1,885	6.000%, 6/01/16	No Opt. Call	A+	2,025,112
2,080	5.500%, 6/01/17	No Opt. Call	A+	2,308,592

	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1:
150	5.000%, 6/01/15	No Opt. Call	A+	152,462
3,250	5.000%, 6/01/18	No Opt. Call	A+	3,673,735
275	5.000%, 6/01/19	No Opt. Call	A+	318,684

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
165	5.250%, 6/01/17	No Opt. Call	A+	182,181
185	4.250%, 6/01/17	No Opt. Call	A+	199,987
695	4.000%, 6/01/17 – AGM Insured	No Opt. Call	AA	747,285

2,205	Clay County School Board, Florida, Certificates of Participation, Refunding Series 2005B, 5.000%, 7/01/18 – NPFG Insured	7/15 at 100.00	A+	2,236,553

1,860	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Series 2013, 6.000%, 11/01/33	11/23 at 100.00	BBB–	2,109,333

810	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company, Refunding Series 1997, 2.100%, 7/01/22	No Opt. Call	A	828,403

	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
12,740	5.000%, 3/01/15 – NPFG Insured (ETM)	No Opt. Call	A2 (4)	12,793,635
33,065	5.000%, 3/01/17 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	36,131,447

	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1:
85	5.000%, 6/01/16	No Opt. Call	A+	90,199
85	5.000%, 6/01/18	No Opt. Call	A+	96,082
480	5.000%, 6/01/19	No Opt. Call	A+	556,248
4,545	5.000%, 6/01/20	No Opt. Call	A+	5,371,826

3,275	Florida Governmental Utility Authority, Utility Revenue Bonds, Lake Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A–	3,440,191

2,700	Florida Governmental Utility Authority, Utility Revenue Bonds, Pasco Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	Baa1	2,820,123

1,500	Florida State Department of Children and Families, Certificates of Participation, South Florida Evaluation Treatment Project, Series 2005, 5.000%, 10/01/25	10/15 at 100.00	AA+	1,546,530

108	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,385	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	BBB+	$2,504,131

2,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2008A, 6.500%, 11/15/38 (Mandatory put 11/17/15)	No Opt. Call	Aa2	2,100,720

	Jacksonville, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012:
2,240	5.000%, 10/01/20	No Opt. Call	AA	2,691,517
2,385	5.000%, 10/01/21	No Opt. Call	AA	2,898,920
4,605	5.000%, 10/01/27	No Opt. Call	AA	5,494,133

	Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2013C:
4,275	5.250%, 10/01/27	10/23 at 100.00	AA–	5,214,004
5,575	5.250%, 10/01/28	10/23 at 100.00	AA–	6,772,789
5,780	5.250%, 10/01/29	10/23 at 100.00	AA–	7,006,805
8,085	5.250%, 10/01/30	10/23 at 100.00	AA–	9,786,973

	Jacksonville, Florida, Special Revenue Bonds, Series 20120C:
2,000	5.000%, 10/01/23	No Opt. Call	AA–	2,481,640
1,940	5.000%, 10/01/24	No Opt. Call	AA–	2,382,417

2,520	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2008A, 5.150%, 4/01/23	4/16 at 100.00	A–	2,659,583

	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
2,370	5.000%, 7/01/24	No Opt. Call	A–	2,928,348
2,220	5.000%, 7/01/25	7/24 at 100.00	A–	2,717,680
1,750	5.000%, 7/01/26	7/24 at 100.00	A–	2,129,085
1,250	5.000%, 7/01/27	7/24 at 100.00	A–	1,510,813

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A:
925	5.000%, 10/01/20 (Alternative Minimum Tax)	No Opt. Call	A	1,087,236
6,250	5.000%, 10/01/21 (Alternative Minimum Tax)	No Opt. Call	A	7,448,438
5,000	5.000%, 10/01/22 (Alternative Minimum Tax)	No Opt. Call	A	6,027,950

6,290	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/41	10/20 at 100.00	A	6,993,095

5,000	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2005B, 5.000%, 6/01/25 – NPFG Insured	6/15 at 100.00	AA–	5,069,800

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquistion, Series 2010E:
1,575	4.000%, 4/01/16	No Opt. Call	AA–	1,639,559
1,975	5.000%, 4/01/21	4/20 at 100.00	AA–	2,291,711
5,015	5.250%, 4/01/30	4/20 at 100.00	AA–	5,825,625

5,000	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Refunding Series 2012B, 5.000%, 10/01/35	10/22 at 100.00	A+	5,758,000

5,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%, 10/01/29 – AGM Insured	10/20 at 100.00	AA	5,843,100

605	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008, 5.500%, 10/01/28	10/18 at 100.00	A–	676,124

1,495	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008, 5.500%, 10/01/28 (Pre-refunded 10/01/18)	10/18 at 100.00	N/R (4)	1,748,268

3,400	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	AA	3,480,750

Nuveen Investments	109

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,015	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds, Series 2012, 5.000%, 7/01/20	No Opt. Call	A	$3,605,669

2,185	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31	12/24 at 100.00	BBB	2,551,709

4,235	Palm Beach County School Board, Florida, Certificates of Participation, Series 2014B, 5.000%, 8/01/22	No Opt. Call	Aa3	5,203,587

10,000	Palm Beach County Solid Waste Authority, Florida, Refunding Revenue Bonds, Series 2011, 5.000%, 10/01/25	10/21 at 100.00	AA+	11,946,900

10,300	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2006A, 5.000%, 9/01/26 – NPFG Insured	9/16 at 100.00	A1	11,017,292

23,175	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/27	8/17 at 100.00	AA	25,482,302

	Tallahassee, Florida, Capital Improvement Revenue Bonds, Series 2014:
2,880	5.000%, 10/01/32	10/22 at 100.00	Aa2	3,383,942
3,025	5.000%, 10/01/33	10/22 at 100.00	Aa2	3,542,820

	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
585	5.000%, 9/01/22	No Opt. Call	A+	706,879
2,600	5.000%, 9/01/23	9/22 at 100.00	A+	3,098,680
1,240	3.125%, 9/01/24	9/22 at 100.00	A+	1,292,353
1,260	5.000%, 9/01/25	9/22 at 100.00	A+	1,503,281
1,500	5.000%, 9/01/27	9/22 at 100.00	A+	1,763,295
1,965	5.000%, 9/01/28	No Opt. Call	A+	2,300,033
5,755	4.000%, 9/01/33	No Opt. Call	A+	6,098,631

350	Vero Beach, Florida, Electric Refunding Revenue Bonds, Series 2003A, 4.000%, 12/01/19 – AGM Insured	12/18 at 100.00	A1	383,702
257,515	Total Florida			292,185,722

	Georgia – 1.4%

	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B:
2,010	5.000%, 1/01/23	No Opt. Call	Aa3	2,420,864
1,500	5.000%, 1/01/28	No Opt. Call	Aa3	1,753,500

	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
11,010	5.000%, 1/01/27	1/24 at 100.00	A+	13,296,005
4,275	5.000%, 1/01/29	1/24 at 100.00	A+	5,109,566
6,750	5.000%, 1/01/30	1/24 at 100.00	A+	8,055,788

2,000	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007, 4.375%, 12/01/18 – AGC Insured	12/17 at 100.00	AA	2,155,440

2,090	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	2,502,859

	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center, Inc., Series 2012A:
2,000	5.000%, 1/01/18	No Opt. Call	AA	2,242,520
3,325	5.000%, 1/01/23	1/22 at 100.00	AA	3,907,806
5,560	5.000%, 1/01/24	1/22 at 100.00	AA	6,457,217
8,990	5.000%, 1/01/25	1/22 at 100.00	AA	10,372,752

110	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$1,000	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/15	6/15 at 100.00	BB–	$1,002,440

1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB	1,419,824

265	Fayette County School District, Georgia, General Obligation Bonds, Deferred Interest Series 2005, 4.250%, 3/01/15 – AGM Insured	No Opt. Call	AA+	265,951

	Forsyth County School District, Georgia, General Obligation Bonds, Series 2014:
1,000	5.000%, 2/01/27	No Opt. Call	AA+	1,239,910
1,250	5.000%, 2/01/28	No Opt. Call	AA+	1,539,688

2,000	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health Systems, Anticipation Certificates Series 2008A, 5.250%, 8/01/23	8/18 at 100.00	A2	2,255,660

2,770	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/21	No Opt. Call	AA–	3,368,846
59,045	Total Georgia			69,366,636

	Guam – 0.1%

4,060	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A–	4,803,508

	Hawaii – 1.0%

5,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010A, 5.250%, 7/01/30	7/20 at 100.00	A	5,650,800

1,025	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.625%, 7/01/30	7/20 at 100.00	A	1,209,152

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queen’s Health Systems, Series 2015A:
5,500	5.000%, 7/01/26	7/25 at 100.00	AA–	6,839,965
4,500	5.000%, 7/01/27	7/25 at 100.00	AA–	5,503,140
7,825	5.000%, 7/01/28	7/25 at 100.00	AA–	9,513,400
9,180	5.000%, 7/01/29	7/25 at 100.00	AA–	11,123,406
8,195	5.000%, 7/01/30	7/25 at 100.00	AA–	9,896,692
41,225	Total Hawaii			49,736,555

	Idaho – 0.3%

3,065	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B, 6.000%, 12/01/23	12/18 at 100.00	AA	3,589,728

	Madison County School District 321, Idaho, General Obligation Bonds, Sales Tax and Credit Enhancement Guaranty, Refunding Series 2014B:
2,595	5.000%, 8/15/21	No Opt. Call	Aaa	3,197,896
2,710	5.000%, 8/15/22	No Opt. Call	Aaa	3,392,270

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
450	5.250%, 9/01/16	No Opt. Call	BB+	475,106
1,300	5.250%, 9/01/20	9/16 at 100.00	BB+	1,348,568

1,000	University of Idaho, General Revenue Bonds, Series 2007B, 4.500%, 4/01/41 (Mandatory put 4/01/18) – AGM Insured	No Opt. Call	AA	1,095,280
11,120	Total Idaho			13,098,848

Nuveen Investments	111

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois – 9.1%

$1,840	Bolingbrook Park District, Illinois, General Obligation Bonds, Series 2007A, 4.500%, 1/01/17 – CIFG Insured	No Opt. Call	Aa2	$1,969,039

	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A:
2,800	0.000%, 1/01/30	7/23 at 72.73	A1	1,434,440
2,550	0.000%, 1/01/31	7/23 at 68.94	A1	1,232,339
2,750	0.000%, 1/01/32	7/23 at 65.28	A1	1,253,285
4,000	0.000%, 1/01/33	7/23 at 61.69	A1	1,722,520

13,235	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Unlimited Tax Refunding Series 2006, 5.000%, 12/01/24	6/16 at 100.00	AAA	14,060,995

2,300	Chicago Park District, Illinois, General Obligation Bonds, Series 2010A, 4.500%, 1/01/23	7/20 at 100.00	AA+	2,573,815

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011:
3,530	5.250%, 12/01/25	12/21 at 100.00	AA	4,206,454
3,235	5.250%, 12/01/26	12/21 at 100.00	AA	3,836,516

2,000	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.300%, 1/01/16 – NPFG Insured	No Opt. Call	AA–	2,081,520

1,500	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/24	12/23 at 100.00	AA	1,811,115

1,410	Cook County Community High School District 219, Niles Township, Illinois, General Obligation Bonds, Refunding Series 2007A, 5.000%, 12/01/26 – AGM Insured	No Opt. Call	AA+	1,568,978

3,465	Cook County High School District 205 Thornton Township, Illlinois, General Obligation Bonds, Series 2008, 5.250%, 12/01/21 – AGC Insured	12/18 at 100.00	AA	3,972,692

1,000	Cook County High School District 209, Proviso Township, Illinois, General Obligation Bonds, Series 2004, 5.000%, 12/01/16 – AGM Insured	No Opt. Call	AA	1,075,430

2,250	Cook County School District 123 Oak Lawn, Illinois, General Obligation Bonds, Series 2002, 0.000%, 12/01/15 – NPFG Insured	No Opt. Call	AA–	2,235,758

1,175	Cook County School District 88, Bellwood, Illinois, Genral Obligation Bonds, Refunding Series 2004B, 5.000%, 12/01/17 – AGM Insured	6/15 at 100.00	A2	1,179,700

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
2,600	5.000%, 11/15/20	No Opt. Call	AA	3,050,346
2,770	5.000%, 11/15/21	No Opt. Call	AA	3,283,170
2,400	5.000%, 11/15/22	No Opt. Call	AA	2,877,768

1,000	Elk Grove Village, Cook and DuPage Counties, Illinois, General Obligation Bonds, Improvement Series 2007, 4.125%, 1/01/19 (Pre-refunded 1/01/16) – NPFG Insured	1/16 at 100.00	Aa1 (4)	1,036,220

	Grundy and Will Counties Community Unit School District 1 Coal City, Illinois, General Obligation Bonds, Series 2008:
1,550	5.875%, 2/01/19	8/18 at 100.00	Aa3	1,796,946
2,100	5.875%, 2/01/22	8/18 at 100.00	Aa3	2,439,444
2,545	5.875%, 2/01/24	8/18 at 100.00	Aa3	2,952,556

	IIllinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
1,685	5.000%, 12/01/21	No Opt. Call	AA–	2,061,766
3,335	5.000%, 12/01/22	No Opt. Call	AA–	4,131,298
4,110	5.000%, 1/01/33	1/23 at 100.00	AA–	4,811,824

	IIllinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
11,000	5.000%, 1/01/36	1/24 at 100.00	AA–	12,803,780
6,000	5.000%, 1/01/37	1/24 at 100.00	AA–	6,978,780

11,380	IIllinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA–	14,187,673

112	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,750	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and DuPage Counties School District U46 –Elgin, Series 2002, 0.000%, 1/01/18 –AGM Insured	No Opt. Call	Aa3	$2,606,450

	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series 1998A:
1,000	4.750%, 3/01/30 (Mandatory put 3/01/17)	No Opt. Call	AA–	1,064,590
500	4.125%, 3/01/30 (Mandatory put 3/01/16)	No Opt. Call	AA–	516,705

1,525	Illinois Finance Authority, Gas Supply Revenue Refunding Bonds, Peoples Gas, Light and Coke Company, Senior Lien Series 2005A, 4.300%, 6/01/35 (Mandatory put 6/01/16) – AMBAC Insured	6/16 at 100.00	Aa3	1,598,322

4,000	Illinois Finance Authority, Revenue and Refunding Bonds, Roosevelt University Project, Series 2009, 5.750%, 4/01/24	10/19 at 100.00	BBB	4,463,760

1,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/23	No Opt. Call	AA	1,237,840

13,685	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	BBB	15,136,294

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
1,320	5.000%, 9/01/34	9/24 at 100.00	BBB	1,460,197
1,645	4.625%, 9/01/39	9/24 at 100.00	BBB	1,704,911

	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A:
1,200	6.000%, 2/01/25 – AMBAC Insured	2/18 at 100.00	A	1,342,536
1,280	6.000%, 2/01/26 – AMBAC Insured	2/18 at 100.00	A	1,428,096
500	6.000%, 2/01/28 – AMBAC Insured	2/18 at 100.00	A	556,150

1,000	Illinois Finance Authority, Revenue Bonds, Franciscan Communities Inc., Refunding Series 2007A, 5.500%, 5/15/27	5/17 at 100.00	BBB–	1,057,200

465	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.000%, 2/15/15	No Opt. Call	BB–	465,530

1,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.500%, 2/01/23	2/19 at 100.00	Baa3	1,087,900

4,220	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A, 7.000%, 11/15/29	5/19 at 100.00	A	5,106,580

2,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%, 5/15/21 – NPFG Insured	5/17 at 100.00	AA–	2,176,100

9,800	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	Aa3	10,211,501

	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007:
500	5.250%, 4/01/22	4/17 at 100.00	BBB	522,095
3,600	5.400%, 4/01/27	4/17 at 100.00	BBB	3,746,628

2,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 6.750%, 11/01/24 (Pre-refunded 11/01/18)	11/18 at 100.00	A+ (4)	2,434,460

1,505	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.375%, 11/01/29 (Pre-refunded 5/01/19)	5/19 at 100.00	A+ (4)	1,844,859

2,560	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 5.000%, 11/15/38 (WI/DD, Settling 2/11/15)	5/25 at 100.00	A+	3,006,643

5,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB+	5,927,700

Nuveen Investments	113

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2009A, 5.500%, 2/15/17	No Opt. Call	AA	$2,192,240

600	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Capitol Appreciation Series 2010B, 0.000%, 5/15/50 (5), (6)	7/15 at 17.90	N/R	6

	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Refunding Series 2010A:
700	5.400%, 5/15/17 (5)	7/15 at 100.00	N/R	7
700	5.500%, 5/15/18 (6)	7/15 at 100.00	N/R	7

3,510	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	11/16 at 100.00	BBB+	3,657,841

1,620	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 5.100%, 6/15/16 (Pre-refunded 6/15/15) – AMBAC Insured	6/15 at 101.00	A (4)	1,666,040

	Illinois State Department of Employment Security, Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2012B:
2,900	5.000%, 12/15/17	12/16 at 100.00	AA+	3,153,837
2,530	5.000%, 6/15/18	12/16 at 100.00	AA+	2,743,937

9,955	Illinois State, General Obligation Bonds, April Series 2014, 5.000%, 4/01/23	No Opt. Call	A–	11,506,885

	Illinois State, General Obligation Bonds, February Series 2014:
5,000	1.000%, 2/01/15	No Opt. Call	A–	5,000,100
4,000	5.000%, 2/01/23	No Opt. Call	A–	4,617,920
3,000	5.000%, 2/01/24	No Opt. Call	A–	3,476,250
4,630	5.000%, 2/01/25	2/24 at 100.00	A–	5,325,241
4,675	5.000%, 2/01/26	2/24 at 100.00	A–	5,338,149
6,000	5.000%, 2/01/27	2/24 at 100.00	A–	6,800,880

555	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.000%, 1/01/16	No Opt. Call	A–	577,200

	Illinois State, General Obligation Bonds, Refunding Series 2010:
550	5.000%, 1/01/16	No Opt. Call	A–	572,000
520	5.000%, 1/01/17	No Opt. Call	A–	558,407
1,785	5.000%, 1/01/18	No Opt. Call	A–	1,963,322
6,040	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA	6,802,369
5,000	5.000%, 1/01/19	No Opt. Call	A–	5,594,750

	Illinois State, General Obligation Bonds, Refunding Series 2012:
7,750	5.000%, 8/01/20	No Opt. Call	A–	8,899,170
6,365	5.000%, 8/01/21	No Opt. Call	A–	7,326,688
15,265	5.000%, 8/01/22	No Opt. Call	A–	17,599,781
2,730	5.000%, 8/01/23	No Opt. Call	A–	3,162,814
270	5.000%, 8/01/25	8/22 at 100.00	A–	303,674

	Illinois State, General Obligation Bonds, Series 2004A:
2,590	5.000%, 3/01/18	7/15 at 100.00	A–	2,600,438
805	5.000%, 3/01/22	3/17 at 100.00	A–	808,067

	Illinois State, General Obligation Bonds, Series 2006A:
1,075	5.000%, 6/01/17	No Opt. Call	A–	1,168,805
10,000	5.000%, 6/01/18	No Opt. Call	A–	11,112,100
350	5.000%, 6/01/22	No Opt. Call	A–	371,833
75	5.000%, 6/01/26	12/16 at 100.00	A–	78,812

1,405	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/27	1/16 at 100.00	A–	1,445,801

1,000	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	A–	1,050,110

114	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois State, General Obligation Bonds, Series 2012A:
$7,790	4.000%, 1/01/20	No Opt. Call	A–	$8,493,515
12,110	4.000%, 1/01/22	No Opt. Call	A–	13,137,170

	Illinois State, General Obligation Bonds, Series 2013:
4,200	5.500%, 7/01/25	7/23 at 100.00	A–	4,936,806
2,760	5.500%, 7/01/26	7/23 at 100.00	A–	3,224,149
1,000	5.500%, 7/01/27	7/23 at 100.00	A–	1,160,160

	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
8,570	9.000%, 1/01/22 – AGM Insured	No Opt. Call	AA+	12,366,424
1,200	9.000%, 1/01/23 – AGM Insured	No Opt. Call	AA+	1,785,636
5,150	9.000%, 1/01/25 – AGM Insured	No Opt. Call	AA+	8,182,475

3,270	Kendall County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007, 5.250%, 1/01/24 – FGIC Insured	1/18 at 100.00	AA–	3,666,847

2,100	Madison and Jersey Counties Community Unit School District 11, Alton, Illinois, General Obligation Bonds, Series 2002, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA	1,900,332

	McCook, Illinois, General Obligation Bonds, Series 2008:
500	5.000%, 12/01/26	12/18 at 100.00	BBB	553,745
1,000	5.100%, 12/01/28	12/18 at 100.00	BBB	1,111,160

1,000	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds, Refunding Series 2002B, 5.200%, 6/15/17 – NPFG Insured	No Opt. Call	AAA	1,104,500

1,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2012B, 5.000%, 12/15/22	No Opt. Call	AAA	1,640,130

2,270	Peroia Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2011., 0.000%, 12/01/24	No Opt. Call	A+	1,682,864

1,500	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	No Opt. Call	AA	1,712,655

	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
295	5.000%, 10/01/23	10/22 at 100.00	Baa1	339,613
275	5.000%, 10/01/24	10/22 at 100.00	Baa1	312,975

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
7,610	5.250%, 6/01/21	No Opt. Call	A	9,161,146
11,150	5.500%, 6/01/23	6/21 at 100.00	A–	13,354,355

	Saint Clair County, Illinois, General Obligation Bonds, Alternative Revenue Source Refunding Series 2009:
1,000	4.500%, 10/01/20	10/19 at 100.00	AA	1,135,380
1,100	5.000%, 10/01/22	10/19 at 100.00	AA	1,259,797

1,680	School District 122, Winnebago County, Illinois, Capital Appreciation Bonds, Series 1998, 0.000%, 1/01/17 – AGM Insured	No Opt. Call	A2	1,637,950

1,320	School District 122, Winnebago County, Illinois, Capital Appreciation Bonds, Series 1998, 0.000%, 1/01/17 – AGM Insured (ETM)	No Opt. Call	A2 (4)	1,304,530

1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 5.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	1,109,570

Nuveen Investments	115

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,000	Southwestern Illinois Development Authority, Revenue Bonds, Anderson Hospital, Series 2006, 5.125%, 8/15/26	2/17 at 100.00	BBB–	$2,049,240

1,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2, Madison County, Illinois, Series 2006, 5.000%, 10/01/18 – NPFG Insured	10/16 at 100.00	AA–	1,075,820

	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012:
3,205	4.000%, 11/01/21	No Opt. Call	A+	3,623,028
2,830	4.000%, 11/01/22	No Opt. Call	A+	3,215,616

5,675	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2013B, 0.000%, 1/01/30	No Opt. Call	Aa3	3,151,782

3,870	Will County School District 86, Joliet, Illinois, General Obligation Bonds, Series 2002, 0.000%, 11/01/17 – AGM Insured	No Opt. Call	AA	3,704,403

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
535	6.250%, 6/01/24	6/18 at 100.00	AA	625,864
1,005	5.750%, 6/01/25	6/18 at 100.00	AA	1,155,690
335	5.750%, 6/01/26	6/18 at 100.00	AA	384,637

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
325	5.750%, 6/01/25 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (4)	378,320
85	5.750%, 6/01/26 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (4)	98,945

8,585	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22	10/19 at 103.00	BBB	9,787,415

	Winnebago-Boone Counties School District 205, Illinois, General Obligation Bonds, Series 2013:
4,070	0.000%, 2/01/25	No Opt. Call	AA–	2,975,333
3,340	0.000%, 2/01/26	No Opt. Call	AA–	2,310,478
399,730	Total Illinois			437,615,150

	Indiana – 2.6%

710	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/17	4/17 at 100.00	BB+	734,438

1,000	Avon Community School Building Corporation, Hendricks County, Indiana, First Mortgage Bonds, Refunding Series 2007, 4.500%, 7/15/20 – AMBAC Insured	7/17 at 100.00	A	1,085,160

540	Carmel Redevelopment Authority, Indiana, County Option Income Tax Lease Rental Revenue Bonds, Refunding Series 2014A, 4.000%, 1/01/18	No Opt. Call	AA	590,749

	Carmel Redevelopment Authority, Indiana, County Option Income Tax Lease Rental Revenue Bonds, Refunding Series 2014B:
500	5.000%, 7/01/17	No Opt. Call	AA	552,505
500	4.000%, 1/01/18	No Opt. Call	AA	546,990
1,000	4.000%, 1/01/19	No Opt. Call	AA	1,117,070
435	5.000%, 1/01/20	No Opt. Call	AA	514,875
1,000	5.000%, 7/01/20	No Opt. Call	AA	1,195,330
500	5.000%, 1/01/21	No Opt. Call	AA	600,335

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,130	3.500%, 10/01/26	10/23 at 100.00	BBB+	1,151,368
500	5.000%, 10/01/29	10/23 at 100.00	BBB+	567,850

116	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$9,450	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB	$10,181,807

6,275	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014, 5.250%, 9/01/34 (Alternative Minimum Tax)	9/24 at 100.00	BBB	7,091,629

5,300	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.250%, 10/01/24 – AGM Insured	10/21 at 100.00	AA	6,380,405

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
810	5.000%, 10/01/21	No Opt. Call	AA	984,110
675	5.000%, 10/01/22	No Opt. Call	AA	830,432
620	5.000%, 10/01/23	No Opt. Call	AA	769,866
600	5.000%, 10/01/24	No Opt. Call	AA	752,724
1,215	5.000%, 10/01/25	10/24 at 100.00	AA	1,518,240
1,710	5.000%, 10/01/26	10/24 at 100.00	AA	2,122,418

8,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2014A, 2.950%, 10/01/22	7/22 at 100.00	A	8,472,160

	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation Group, Series 2006A:
4,925	5.000%, 2/15/36	2/16 at 100.00	AA–	5,078,611
540	5.250%, 2/15/40	2/16 at 100.00	AA–	557,885

	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A:
2,750	5.250%, 1/01/33	7/23 at 100.00	A+	3,288,615
2,500	5.250%, 1/01/34	7/23 at 100.00	A+	2,979,250

2,800	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 7/01/21 – NPFG Insured	No Opt. Call	AA–	3,414,040

5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	AA–	6,157,600

	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2013A:
7,900	5.250%, 8/15/28	8/23 at 100.00	AA–	9,506,860
10,000	5.250%, 8/15/29	8/23 at 100.00	AA–	11,975,700

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
500	5.000%, 10/01/27	10/24 at 100.00	A	602,235
720	5.000%, 10/01/28	10/24 at 100.00	A	860,753
1,000	5.000%, 10/01/29	10/24 at 100.00	A	1,192,670
1,360	5.000%, 10/01/31	10/24 at 100.00	A	1,608,078
1,215	5.000%, 10/01/33	10/24 at 100.00	A	1,427,637

2,985	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured	No Opt. Call	AA–	3,420,183

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,675	5.000%, 4/01/21	No Opt. Call	Baa1	1,941,828
940	5.000%, 4/01/22	No Opt. Call	Baa1	1,093,530
2,015	5.000%, 4/01/24	4/22 at 100.00	Baa1	2,291,962

Nuveen Investments	117

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
$500	4.000%, 2/01/17	No Opt. Call	N/R	$514,225
500	4.000%, 8/01/17	No Opt. Call	N/R	516,075
500	4.250%, 2/01/18	No Opt. Call	N/R	521,250
500	4.250%, 8/01/18	No Opt. Call	N/R	523,090
500	4.500%, 2/01/19	No Opt. Call	N/R	528,050
500	4.500%, 8/01/19	No Opt. Call	N/R	529,780
500	4.750%, 2/01/20	No Opt. Call	N/R	536,135
500	4.750%, 8/01/20	No Opt. Call	N/R	536,970
250	4.750%, 2/01/21	No Opt. Call	N/R	266,573
500	4.750%, 8/01/21	No Opt. Call	N/R	532,930
500	5.000%, 2/01/22	No Opt. Call	N/R	540,890
500	5.000%, 8/01/22	2/22 at 100.00	N/R	538,025
500	5.000%, 8/01/23	2/22 at 100.00	N/R	533,925
500	5.000%, 2/01/24	2/22 at 100.00	N/R	530,635

1,250	Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds, Series 2007, 4.000%, 7/15/18 – NPFG Insured	7/17 at 100.00	AA+	1,348,688

1,245	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	5/15 at 100.00	N/R (4)	1,507,993

5,210	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005, 5.000%, 2/15/17 (7)	2/15 at 100.00	N/R	429,200

	St. Joseph County, Indiana, Economic Development Revenue Bonds, Holy Cross Village at Notre Dame, Series 2006A:
450	5.750%, 5/15/16	No Opt. Call	N/R	471,722
230	5.550%, 5/15/19	5/15 at 100.00	N/R	230,497

	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
1,000	5.000%, 2/01/25	8/24 at 100.00	A	1,215,310
1,000	5.000%, 2/01/26	8/24 at 100.00	A	1,200,530
1,805	5.000%, 2/01/27	8/24 at 100.00	A	2,158,275
1,750	5.000%, 2/01/29	8/24 at 100.00	A	2,062,883
2,700	5.000%, 2/01/31	8/24 at 100.00	A	3,167,991
114,685	Total Indiana			126,099,540

	Iowa – 1.5%

	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011:
1,000	5.250%, 6/15/25	6/20 at 100.00	A2	1,143,060
2,000	5.250%, 6/15/26	6/20 at 100.00	A2	2,277,480
3,135	5.250%, 6/15/27	6/20 at 100.00	A2	3,554,275
2,000	5.375%, 6/15/28	6/20 at 100.00	A2	2,275,060
2,035	5.500%, 6/15/29	6/20 at 100.00	A2	2,328,651
1,000	5.500%, 6/15/30	No Opt. Call	A2	1,143,220

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,830	5.000%, 1/01/23 – AGM Insured	1/21 at 100.00	AA	2,109,606
1,890	5.000%, 1/01/24 – AGM Insured	1/21 at 100.00	AA	2,205,006
1,520	5.000%, 1/01/25 – AGM Insured	1/21 at 100.00	AA	1,760,464
1,000	5.000%, 1/01/26 – AGM Insured	1/21 at 100.00	AA	1,150,400

118	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa (continued)

$10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2013A, 5.250%, 2/15/44	2/23 at 100.00	Aa3	$11,573,700

	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A:
4,460	5.250%, 7/01/15	No Opt. Call	BB+	4,529,219
2,000	5.250%, 7/01/16	No Opt. Call	BB+	2,098,560
820	5.000%, 7/01/19	7/16 at 100.00	BB+	848,921

	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Series 2013:
8,655	5.000%, 7/01/27	7/23 at 100.00	A1	10,159,325
6,820	5.000%, 7/01/28	7/23 at 100.00	A1	7,952,188

8,640	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.000%, 12/01/19	No Opt. Call	BB–	9,275,213

1,250	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.500%, 9/01/25	9/20 at 100.00	BB	1,296,288

	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg College, Series 2005A:
925	4.700%, 10/01/16 (Pre-refunded 3/25/15)	3/15 at 100.00	BB (4)	925,768
1,100	4.750%, 10/01/17 (Pre-refunded 3/25/15)	3/15 at 100.00	BB (4)	1,100,814
1,155	4.800%, 10/01/18 (Pre-refunded 3/25/15)	3/15 at 100.00	BB (4)	1,155,751

2,000	Iowa State, Special Obligation Bonds, Prison Infrastructure Fund, Refunding Series 2010, 4.500%, 6/15/22	6/20 at 100.00	AA	2,295,840
65,235	Total Iowa			73,158,809

	Kansas – 1.3%

16,455	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993A, 2.950%, 12/01/23	4/23 at 101.00	A	17,443,945

10,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993B, 2.950%, 12/01/23	4/23 at 101.00	A	10,601,000

1,745	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Refunding Bonds, Refunding Series 1996, 4.875%, 10/01/19	No Opt. Call	Aaa	1,941,016

1,405	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L, 4.500%, 11/15/17	11/15 at 100.00	A2	1,449,749

2,200	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/23	11/19 at 100.00	Aa2	2,591,534

3,175	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009D, 5.000%, 11/15/29	11/17 at 100.00	Aa2	3,478,467

1,850	Kansas Development Finance Authority, Revenue Bonds, Kansas State Projects, Series 2007K, 4.500%, 11/01/19 – NPFG Insured	11/17 at 100.00	AA–	2,033,983

1,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2008, 5.125%, 9/01/21	9/17 at 100.00	A+	1,091,690

820	Olathe, Kansas, Senior Living Facility Revenue Bonds, Catholic Care Campus Santa Marta, Series 2006A, 5.750%, 11/15/15	No Opt. Call	N/R	842,099

60	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-2, 6.700%, 6/01/29	No Opt. Call	Aaa	60,816

10,060	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (4)	12,497,940

Nuveen Investments	119

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

	Wyandotte County/Kansas City Unified Government Board of Public Utilities, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
$1,000	5.000%, 9/01/21	No Opt. Call	A+	$1,202,470
660	5.000%, 9/01/22	No Opt. Call	A+	798,019
1,500	5.000%, 9/01/23	No Opt. Call	A+	1,827,375

9,420	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	6,773,828
61,350	Total Kansas			64,633,931

	Kentucky – 1.7%

2,450	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.625%, 8/15/27	8/19 at 100.00	A+	2,764,727

8,175	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA	8,892,765

4,735	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	Baa3	5,188,992

20,700	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 83, Series 2004, 5.000%, 10/01/18 – AMBAC Insured	No Opt. Call	Aa3	23,695,703

460	Laurel County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2006, 4.500%, 8/01/24 – AMBAC Insured	8/16 at 100.00	Aa3	486,961

7,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/28	6/21 at 100.00	Aa3	8,165,920

1,135	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/28	5/18 at 100.00	Baa3	1,254,357

	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,320	5.000%, 7/01/26 (Alternative Minimum Tax)	7/24 at 100.00	A+	1,610,915
3,280	5.000%, 7/01/28 (Alternative Minimum Tax)	7/24 at 100.00	A+	3,936,918

4,420	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory put 6/01/17)	No Opt. Call	A–	4,477,990

10,200	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33 (Mandatory put 4/03/17)	No Opt. Call	A1	10,348,614

2,005	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 2.200%, 2/01/35 (Mandatory put 8/01/19)	No Opt. Call	A1	2,068,378

	University of Kentucky, General Receipts Bonds, Series 2014A:
2,265	5.000%, 4/01/17	No Opt. Call	Aa2	2,482,825
3,580	5.000%, 4/01/20	No Opt. Call	Aa2	4,270,296

	University of Kentucky, General Receipts Bonds, Series 2014B:
1,435	5.000%, 4/01/17	No Opt. Call	Aa2	1,573,004
1,665	5.000%, 4/01/20	No Opt. Call	Aa2	1,986,045
74,825	Total Kentucky			83,204,410

120	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana – 2.8%

$5,035	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power Company Project, Refunding Series 2010, 1.600%, 1/01/19	No Opt. Call	BBB	$5,072,511

	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B:
965	5.000%, 2/01/23	No Opt. Call	AA	1,192,624
500	5.000%, 2/01/24	No Opt. Call	AA	623,635
800	5.000%, 2/01/25	No Opt. Call	AA	1,004,488

425	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 – AGM Insured	6/22 at 100.00	AA	507,505

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B:
12,280	5.000%, 6/01/15 – AMBAC Insured	No Opt. Call	A–	12,479,917
1,330	5.000%, 6/01/17 – AMBAC Insured	6/16 at 100.00	A–	1,411,383
40	5.000%, 6/01/21 – AMBAC Insured	6/16 at 100.00	A–	42,320
865	5.000%, 6/01/22 – AMBAC Insured	6/16 at 100.00	A–	913,873

230	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006-C1, 5.875%, 6/01/23	6/18 at 100.00	AA	264,689

5	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006C-3, 6.125%, 6/01/25 – AGC Insured	6/18 at 100.00	AA	5,795

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A:
2,275	5.000%, 2/01/28	2/24 at 100.00	AA–	2,712,073
2,850	5.000%, 2/01/29	2/24 at 100.00	AA–	3,383,292
2,000	5.000%, 2/01/30	2/24 at 100.00	AA–	2,363,700

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
2,000	6.750%, 12/15/37 (7)	12/17 at 100.00	N/R	1,298,480
320	6.000%, 12/15/37	6/15 at 100.00	N/R	177,741

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A:
2,015	5.000%, 5/15/16	No Opt. Call	Baa1	2,109,383
5,155	5.000%, 5/15/20	5/17 at 100.00	Baa1	5,537,553

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
1,000	5.000%, 7/01/22	No Opt. Call	A	1,220,560
2,750	5.000%, 7/01/29	7/23 at 100.00	A	3,243,845
5,000	5.000%, 7/01/31	7/23 at 100.00	A	5,848,500
3,835	5.000%, 7/01/32	7/23 at 100.00	A	4,445,149

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
2,765	5.250%, 5/01/18 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	2,801,000
5,500	5.000%, 5/01/24 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	5,568,145
7,265	5.000%, 5/01/26 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	7,355,013

22,115	Louisiana State, General Obligation Bonds, Series 2012A, 5.000%, 8/01/26	8/22 at 100.00	Aa2	26,830,359

	Louisiana State, Unclaimed Property Special Revenue Bonds, Interstate 49 North Project, Series 2013:
1,165	5.000%, 9/01/29	9/23 at 100.00	AA–	1,383,822
5,070	5.000%, 9/01/31	9/23 at 100.00	AA–	5,983,766
4,000	5.000%, 9/01/32	9/23 at 100.00	AA–	4,704,120

Nuveen Investments	121

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
$4,140	5.000%, 12/01/19	No Opt. Call	A3	$4,786,834
3,940	5.000%, 12/01/20	No Opt. Call	A3	4,606,215
5,400	5.000%, 12/01/21	No Opt. Call	A3	6,366,167

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
1,100	5.000%, 6/01/20	No Opt. Call	A	1,293,776
100	5.000%, 6/01/24	No Opt. Call	A	121,240
500	5.000%, 6/01/25	6/24 at 100.00	A	596,455
500	5.000%, 6/01/26	6/24 at 100.00	A	592,100
500	5.000%, 6/01/27	6/24 at 100.00	A	587,415
330	5.000%, 6/01/28	6/24 at 100.00	A	384,698
570	5.000%, 6/01/29	6/24 at 100.00	A	661,200

500	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30 (Alternative Minimum Tax)	4/23 at 100.00	BBB+	563,845

5,000	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	5,513,100
122,135	Total Louisiana			136,558,286

	Maine – 0.2%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
1,000	6.750%, 7/01/36	7/21 at 100.00	BBB–	1,159,200
3,850	6.750%, 7/01/41	7/21 at 100.00	BBB–	4,455,836

630	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2007B, 4.125%, 7/01/18 – FGIC Insured	1/18 at 100.00	AA	688,603

110	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2007B, 4.125%, 7/01/18 (Pre-refunded 1/01/18) – FGIC Insured	1/18 at 100.00	A1 (4)	120,902

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
500	4.000%, 7/01/18	No Opt. Call	BBB+	543,430
225	4.000%, 7/01/20	No Opt. Call	BBB+	249,653
290	5.000%, 7/01/22	No Opt. Call	BBB+	343,021
6,605	Total Maine			7,560,645

	Maryland – 0.9%

5,000	Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2012, 5.000%, 8/01/21	No Opt. Call	AAA	6,176,950

7,150	Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2014B, 5.000%, 8/01/18	No Opt. Call	AAA	8,215,922

	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2013A:
500	5.000%, 7/01/21	No Opt. Call	AA	611,355
1,210	5.000%, 7/01/22	No Opt. Call	AA	1,502,481
1,000	5.000%, 7/01/26	1/24 at 100.00	AA	1,235,670
1,715	5.000%, 7/01/27	1/24 at 100.00	AA	2,104,322

100	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16	7/15 at 100.00	Aa2	100,337

250	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35	6/20 at 100.00	Baa3	273,458

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2010, 5.250%, 7/01/24	7/19 at 100.00	A2	2,289,100

122	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

$10,325	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25	7/24 at 100.00	BBB	$12,597,841

2,475	Maryland State, General Obligation Bonds, State & Local Facilities Loan, First Series 2011A, 5.000%, 3/15/19	No Opt. Call	AAA	2,896,146

1,990	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2009B, 5.250%, 8/15/16	No Opt. Call	AAA	2,141,738

3,665	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Second Series 2014, 5.000%, 6/01/19	No Opt. Call	AAA	4,314,805

700	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006, 4.000%, 11/01/15	No Opt. Call	BBB+	715,344
38,080	Total Maryland			45,175,469

	Massachusetts – 1.8%

13,745	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Lien Series 2014A, 3.625%, 11/01/44	No Opt. Call	AA+	14,293,838

2,680	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 – FGIC Insured	No Opt. Call	AA+	3,165,911

10,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2004B, 5.250%, 7/01/20	No Opt. Call	AAA	12,209,999

500	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Series 2014A, 5.000%, 7/01/22	No Opt. Call	AAA	624,435

2,500	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.650%, 10/15/28	10/17 at 100.00	N/R	2,643,625

	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007:
1,040	5.000%, 10/01/17	No Opt. Call	N/R	1,106,706
515	5.000%, 10/01/18	10/17 at 100.00	N/R	544,334
450	5.250%, 10/01/37	4/15 at 101.00	N/R	454,743

	Massachusetts Development Finance Agency, Revenue Bonds, Roxbury Latin School, Series 2014A:
890	3.250%, 7/01/33	7/25 at 100.00	AA–	898,847
2,420	3.500%, 7/01/44	7/25 at 100.00	AA–	2,432,245

	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Series 2010:
915	4.500%, 7/01/21	7/20 at 100.00	Baa2	1,005,759
1,765	4.500%, 7/01/22	7/20 at 100.00	Baa2	1,929,286
1,705	4.625%, 7/01/23	7/20 at 100.00	Baa2	1,893,044

910	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 4.800%, 1/01/17 (Alternative Minimum Tax)	No Opt. Call	AA	967,958

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2005F, 5.000%, 10/01/15 – AGC Insured	No Opt. Call	AA	2,054,720

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College, Series 2010:
500	5.125%, 10/15/22	10/19 at 100.00	Baa1	563,705
2,595	5.500%, 10/15/26	10/19 at 100.00	Baa1	2,935,568

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 6.000%, 7/01/24	7/19 at 100.00	BBB	3,555,300

Nuveen Investments	123

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
$140	5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	7/15 at 100.00	N/R	$140,224
50	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	7/15 at 100.00	N/R	50,080
1,465	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/15 at 100.00	N/R	1,465,498

27,360	Massachusetts State, General Obligation Bonds, Series 2004C, 5.500%, 12/01/16 – AGM Insured	No Opt. Call	AA+	29,926,642

1,400	Springfield, Massachusetts, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/20 – AGM Insured	2/17 at 100.00	AA	1,502,522
78,545	Total Massachusetts			86,364,989

	Michigan – 3.7%

790	Algonac Community Schools, Saint Clair County, Michigan, General Obligation Bonds, School Building & Site Series 2008-I, 4.000%, 5/01/19 – AGM Insured	5/18 at 100.00	AA	861,858

	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996B:
3,050	0.000%, 7/01/22	No Opt. Call	BB	1,932,511
2,650	0.000%, 7/01/23	No Opt. Call	BB	1,565,541
2,880	0.000%, 7/01/24	No Opt. Call	BB	1,591,056

1,206	Detroit, Michigan, General Obligation Bonds, Series 2004B-1, 5.250%, 4/01/17 – AMBAC Insured	4/15 at 100.00	N/R	1,208,131

1,020	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B, 3.625%, 12/01/32	12/24 at 100.00	A+	1,059,137

2,675	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2003A, 5.000%, 5/15/20 – AGM Insured	5/18 at 100.00	AA	3,023,018

6,574	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax General Obligation Bonds, Series 2014G-6A, 5.250%, 4/01/17 – AMBAC Insured	4/15 at 100.00	A–	6,586,262

2,400	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-7, 5.000%, 7/01/32 – NPFG Insured	7/24 at 100.00	AA–	2,734,200

	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012:
1,535	5.000%, 6/01/17	No Opt. Call	A+	1,667,716
800	4.000%, 6/01/17	No Opt. Call	A+	847,944
2,220	5.000%, 6/01/18	No Opt. Call	A+	2,472,503
1,900	5.000%, 6/01/19	No Opt. Call	A+	2,161,554

	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B:
15,250	5.000%, 7/01/21	7/18 at 100.00	AAA	17,387,287
17,575	5.000%, 7/01/22	7/16 at 100.00	AAA	18,742,683
11,090	5.000%, 1/01/23	1/16 at 100.00	AAA	11,575,520
2,675	5.000%, 7/01/23	7/15 at 100.00	AAA	2,685,834

3,540	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/23	11/19 at 100.00	AA+	4,090,364

10,115	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding and Project Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17)	No Opt. Call	AA+	10,287,461

124	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A:
$2,000	5.000%, 7/15/18 (Pre-refunded 7/15/17)	7/17 at 100.00	A1 (4)	$2,213,880
3,530	5.000%, 7/15/19 (Pre-refunded 7/15/17)	7/17 at 100.00	A1 (4)	3,907,498

1,850	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/18 – AMBAC Insured	6/17 at 100.00	N/R	1,947,699

5,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A, 5.000%, 10/15/28	10/21 at 100.00	Aa3	5,854,100

5,425	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-II-A, 5.000%, 10/15/28	10/21 at 100.00	Aa3	6,351,699

6,930	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005I, 5.000%, 10/15/33 – AMBAC Insured	10/15 at 100.00	Aa3	7,165,135

1,600	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/23	11/19 at 100.00	AA+	1,847,168

	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006:
1,260	5.500%, 6/01/17	6/16 at 100.00	BBB	1,334,290
1,330	5.500%, 6/01/18	6/16 at 100.00	BBB	1,403,536

4,750	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2013, 5.000%, 5/01/22	No Opt. Call	Aa2	5,724,225

1,300	Romulus Economic Development Corporation, Michigan, Limited Obligation Revenue Refunding Bonds, Romulus HIR LP Project, Series 1992, 7.000%, 11/01/15 (ETM)	5/15 at 100.00	N/R (4)	1,365,897

	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
1,000	5.000%, 9/01/26	3/24 at 100.00	A1	1,197,410
2,000	5.000%, 9/01/27	3/24 at 100.00	A1	2,371,640
2,555	5.000%, 9/01/28	3/24 at 100.00	A1	3,015,488
3,770	5.000%, 9/01/29	3/24 at 100.00	A1	4,428,467
5,000	5.000%, 9/01/30	3/24 at 100.00	A1	5,870,400
2,270	5.000%, 9/01/31	3/24 at 100.00	A1	2,651,269

	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011:
4,885	5.000%, 5/01/20	No Opt. Call	Aa2	5,755,409
4,845	5.000%, 5/01/21	11/20 at 100.00	Aa2	5,724,464
3,845	5.000%, 5/01/22	11/20 at 100.00	Aa2	4,558,401

1,390	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A, 6.750%, 11/01/39	12/19 at 100.00	BBB–	1,477,904

8,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010C, 5.000%, 12/01/16	No Opt. Call	A	8,628,400

1,300	Western Michigan University, General Revenue Bonds, Refunding Series 2008, 5.000%, 11/15/23 – AGM Insured	5/18 at 100.00	AA	1,460,108
165,780	Total Michigan			178,735,067

	Minnesota – 0.9%

1,590	Aitkin, Minnesota Health Care Revenue Bonds, Riverwood Healthcare Center, Series 2006, 5.375%, 2/01/17	2/16 at 100.00	N/R	1,641,691

1,710	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A, 5.000%, 2/01/27	2/20 at 100.00	AA+	1,989,927

Nuveen Investments	125

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$500	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/29	11/24 at 100.00	A3	$602,530

2,115	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23	11/18 at 100.00	A	2,503,060

	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010:
2,650	5.000%, 8/01/18	No Opt. Call	BBB+	2,882,326
1,240	4.250%, 8/01/20	8/18 at 100.00	BBB+	1,306,439

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2014A:
2,500	5.000%, 1/01/25	1/24 at 100.00	A	3,080,000
3,000	5.000%, 1/01/32	1/24 at 100.00	A	3,530,640

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,255	5.500%, 5/01/20	5/17 at 100.00	N/R	1,322,243
815	5.500%, 5/01/21	5/17 at 100.00	N/R	856,484

	Minnesota State, General Fund Appropriation Refunding Bonds, Series 2014A:
4,280	5.000%, 6/01/22	No Opt. Call	AA	5,302,963
4,675	5.000%, 6/01/23	No Opt. Call	AA	5,871,752
2,625	5.000%, 6/01/24	6/23 at 100.00	AA	3,262,534

425	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 4.000%, 1/01/28	1/23 at 100.00	A–	465,736

650	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A–	754,735

	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B:
2,000	5.000%, 5/01/23	No Opt. Call	A1	2,462,060
1,500	5.000%, 5/01/24	No Opt. Call	A1	1,858,125

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/21	11/16 at 100.00	A	1,067,900

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.000%, 11/15/24	11/19 at 100.00	AA–	1,145,070

300	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children’s Specialty Healthcare, Series 2005, 5.000%, 2/01/15	No Opt. Call	N/R	300,030

475	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	8/16 at 100.00	N/R	488,205

2,670	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 5.750%, 11/15/21	11/15 at 100.00	BBB–	2,760,753
38,975	Total Minnesota			45,455,203

	Mississippi – 0.4%

8,660	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	4/15 at 100.00	BBB	8,670,305

1,440	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding and Improvement Bonds, Mississippi Baptist Health System Inc., Series 2007A, 5.000%, 8/15/16	No Opt. Call	BBB+	1,530,014

126	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Mississippi (continued)

$8,860	Mississippi State, General Obligation Bonds, Series 2013B, 5.000%, 12/01/28	12/23 at 100.00	AA+	$10,917,292
18,960	Total Mississippi			21,117,611

	Missouri – 1.7%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,245	5.000%, 6/01/18	6/17 at 100.00	BBB–	1,316,849
3,030	5.000%, 6/01/20	6/17 at 100.00	BBB–	3,187,227

	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014:
1,000	3.000%, 12/30/24	12/23 at 100.00	A+	1,076,220
2,000	4.125%, 12/30/33	12/23 at 100.00	A+	2,179,680

1,000	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009, 5.600%, 9/01/21	9/19 at 100.00	BBB–	1,086,240

	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006:
1,465	4.400%, 3/01/15	No Opt. Call	BBB+	1,469,073
1,515	4.450%, 3/01/16	No Opt. Call	BBB+	1,564,268

505	Kansas City, Missouri, Special Obligation Bonds, East Village Project, Series 2008B, 5.000%, 4/15/22 – AGC Insured	4/18 at 100.00	AA	567,499

2,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Crackerneck Creek Project, Series 2008B, 5.125%, 3/01/22	3/18 at 100.00	A–	2,209,079

1,130	Missouri Development Finance Board, Research Facility Revenue Bonds, Midwest Research Institute Project, Series 2007, 5.000%, 11/01/16	No Opt. Call	Baa2	1,203,450

1,400	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB+	1,583,862

2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2014A, 4.000%, 6/01/33	6/24 at 100.00	AA–	2,100,960

1,390	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2014, 4.250%, 10/01/32	10/23 at 100.00	A–	1,516,184

430	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 4.400%, 2/01/19	No Opt. Call	BBB+	476,818

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2005B:
850	4.350%, 2/01/15	No Opt. Call	BBB+	850,085
930	4.375%, 2/01/16	No Opt. Call	BBB+	963,434

	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
1,320	5.000%, 1/01/25	1/24 at 100.00	A2	1,620,234
2,525	5.000%, 1/01/26	1/24 at 100.00	A2	3,074,162
1,000	5.000%, 1/01/32	1/24 at 100.00	A2	1,174,280

4,150	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/23	No Opt. Call	A–	5,088,274

1,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Series 2006, 4.200%, 1/01/18 (Pre-refunded 1/01/16) – NPFG Insured	1/16 at 100.00	AA– (4)	1,036,710

4,330	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue Bonds, Series 2007A, 5.000%, 1/01/18 – AMBAC Insured	1/17 at 100.00	A	4,680,037

Nuveen Investments	127

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$730	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 4.800%, 5/01/16	5/15 at 100.00	N/R	$730,248

7,370	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/18	No Opt. Call	BBB+	8,184,532

500	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.100%, 11/01/19	5/15 at 100.00	N/R	500,405

	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
11,500	5.500%, 7/01/17 – NPFG Insured	No Opt. Call	AA–	12,821,925
17,305	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	AA–	20,367,639

1,200	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/25 – AGM Insured	No Opt. Call	AA	1,302,780
74,820	Total Missouri			83,932,154

	Montana – 0.1%

	Montana Facilities Finance Authority, Revenue Bonds, Saint John’s Lutheran Ministries Project, Series 2006A:
950	5.750%, 5/15/16	No Opt. Call	N/R	998,545
1,675	6.000%, 5/15/25	5/16 at 100.00	N/R	1,741,146

2,500	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Camposite Deal Series 2010B, 5.000%, 1/01/24	1/20 at 100.00	AA–	2,850,950
5,125	Total Montana			5,590,641

	Nebraska – 0.9%

1,130	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.125%, 1/01/23	1/20 at 100.00	AA–	1,256,797

	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014:
1,620	4.000%, 5/15/33	5/24 at 100.00	BBB+	1,684,363
6,775	5.000%, 5/15/44	5/24 at 100.00	BBB+	7,629,192

600	Douglas County Hospital Authority 3, Nebraska, Health Facilities Refunding and Revenue Bonds, Nebraska Methodist Health System, Series 2008, 5.750%, 11/01/28	11/18 at 100.00	A–	663,174

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012:
665	4.000%, 6/15/23	6/22 at 100.00	AA–	760,720
1,830	4.000%, 6/15/24	6/22 at 100.00	AA–	2,072,201
1,265	4.000%, 6/15/25	6/22 at 100.00	AA–	1,419,052

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2015:
890	5.000%, 12/15/21	No Opt. Call	AA–	1,090,624
370	5.000%, 12/15/22	No Opt. Call	AA–	460,384
380	5.000%, 12/15/24	No Opt. Call	AA–	482,995

	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010:
735	4.750%, 1/01/19	No Opt. Call	AA–	815,659
1,000	5.125%, 1/01/23	1/20 at 100.00	AA–	1,118,080

2,000	Lancaster County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, BryanLGH Medical Center Project, Refunding Series 2006, 4.000%, 6/01/18	6/16 at 100.00	A1	2,072,340

128	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska (continued)

$5,910	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/32	No Opt. Call	A–	$6,730,012

3,380	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/25	9/22 at 100.00	AA	4,132,050

	Nebraska Public Power District, General Revenue Bonds, Series 2012A:
1,465	5.000%, 1/01/23	1/22 at 100.00	A1	1,778,246
1,500	5.000%, 1/01/24	1/22 at 100.00	A1	1,806,615
950	5.000%, 1/01/25	1/22 at 100.00	A1	1,136,685

	Nebraska Public Power District, General Revenue Bonds, Series 2015A-1:
1,900	5.000%, 1/01/24 (WI/DD, Settling 2/05/15)	No Opt. Call	A1	2,377,584
1,500	5.000%, 1/01/25 (WI/DD, Settling 2/05/15)	No Opt. Call	A1	1,893,795

1,230	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Series 2014, 5.000%, 12/01/22	No Opt. Call	Aa2	1,541,780
37,095	Total Nebraska			42,922,348

	Nevada – 2.6%

3,000	Clark County School District, Nevada, General Obligation Bonds, Series 2008A, 5.000%, 6/15/24	No Opt. Call	AA–	3,377,640

	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
2,000	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	A	2,392,040
1,000	5.000%, 7/01/23 (Alternative Minimum Tax)	1/23 at 100.00	A	1,192,880
1,905	5.000%, 7/01/24 (Alternative Minimum Tax)	1/23 at 100.00	A	2,245,976

21,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	25,030,110

25,495	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan, Series 2008, 5.000%, 6/01/38	No Opt. Call	Aa1	28,312,197

	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series 2011C:
1,550	5.000%, 6/01/23	6/21 at 100.00	AA+	1,870,060
1,000	5.000%, 6/01/24	6/21 at 100.00	AA+	1,202,470
12,450	5.000%, 6/01/25	6/21 at 100.00	AA+	14,940,996

5,685	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Improvement Series 2006A, 5.000%, 6/01/25 – AGM Insured	6/16 at 100.00	AA+	6,029,795

	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B:
2,035	5.000%, 6/01/24	6/22 at 100.00	AA+	2,482,293
1,500	5.000%, 6/01/25	6/22 at 100.00	AA+	1,815,945
2,000	5.000%, 6/01/26	6/22 at 100.00	AA+	2,409,380

	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013:
100	4.000%, 6/01/19	No Opt. Call	N/R	104,257
50	4.000%, 6/01/20	No Opt. Call	N/R	52,081
425	5.000%, 6/01/22	No Opt. Call	N/R	465,855

4,660	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2012B, 5.000%, 8/01/22	No Opt. Call	AA+	5,772,901

11,130	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2013D-1, 5.000%, 3/01/22	No Opt. Call	AA+	13,683,666

Nuveen Investments	129

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
$2,265	5.000%, 7/01/22	7/21 at 100.00	AA	$2,678,453
4,710	5.000%, 7/01/23	7/21 at 100.00	AA	5,515,504

1,510	Washoe County, Nevada, Highway Revenue, Motor Vehicle Fuel Tax Bonds, Series 2013, 5.000%, 2/01/43	2/19 at 100.00	A+	1,698,584
105,470	Total Nevada			123,273,083

	New Hampshire – 0.5%

	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center, Series 2006:
430	5.000%, 7/01/15	No Opt. Call	A–	437,921
445	5.000%, 7/01/16	No Opt. Call	A–	470,770

1,000	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Speare Memorial Hospital, Series 2004, 5.500%, 7/01/25 (Pre-refunded 7/01/15)	7/15 at 100.00	N/R (4)	1,022,490

5,660	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Series 2009, 5.250%, 6/01/39	6/19 at 100.00	AA+	6,551,676

1,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/21	6/16 at 100.00	BBB	1,027,130

1,300	New Hampshire Municipal Bond Bank, Non-State Guaranteed Bonds, Refunding Series 2007A, 4.500%, 2/15/20 – NPFG Insured	8/17 at 100.00	AA	1,414,868

12,125	New Hampshire Municipal Bond Bank, Non-State Guaranteed Bonds, Series 2005d, 5.000%, 7/15/29 (Pre-refunded 7/15/15) – NPFG Insured	7/15 at 100.00	AA– (4)	12,397,328
21,960	Total New Hampshire			23,322,183

	New Jersey – 5.5%

535	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	BBB–	614,667

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
8,005	5.375%, 6/15/15 (ETM)	No Opt. Call	Aaa	8,164,059
2,135	5.500%, 6/15/16 (ETM)	No Opt. Call	Aaa	2,288,272
4,320	5.500%, 6/15/16 – RAAI Insured (ETM)	No Opt. Call	Aaa	4,630,133

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
1,100	5.000%, 6/15/17	No Opt. Call	BBB+	1,198,868
5,505	5.000%, 6/15/19	No Opt. Call	BBB+	6,229,733
5,905	5.000%, 6/15/20	No Opt. Call	BBB+	6,791,872
17,495	5.000%, 6/15/21	No Opt. Call	BBB+	20,261,483
2,330	5.000%, 6/15/22	No Opt. Call	BBB+	2,730,317
1,000	5.000%, 6/15/22	No Opt. Call	AA	1,196,070
7,180	5.000%, 6/15/23	6/22 at 100.00	BBB+	8,363,838
2,965	5.000%, 6/15/24	6/22 at 100.00	BBB+	3,421,284
7,580	5.000%, 6/15/25	6/22 at 100.00	BBB+	8,691,455
4,950	5.000%, 6/15/26	6/22 at 100.00	BBB+	5,637,852
900	4.250%, 6/15/27	6/22 at 100.00	BBB+	959,409
4,625	5.000%, 6/15/28	No Opt. Call	BBB+	5,220,608

130	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
$1,350	5.000%, 1/01/28 (Alternative Minimum Tax)	1/24 at 100.00	BBB–	$1,537,232
1,685	5.000%, 1/01/31 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	1,915,879

25,035	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/21	No Opt. Call	A2	28,985,021

400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.000%, 7/01/18	7/15 at 100.00	BBB	406,312

31,440	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%, 12/15/15 – AMBAC Insured	No Opt. Call	A2	32,791,606

8,075	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%, 12/15/17 (Pre-refunded 12/15/15) – FGIC Insured	12/15 at 100.00	AA+ (4)	8,437,729

1,340	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	AA–	669,451

10,050	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	A2	11,763,023

3,670	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.500%, 6/15/31	6/21 at 100.00	A2	4,324,471

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA:
20,200	5.000%, 6/15/21	No Opt. Call	A2	23,329,384
14,000	5.000%, 6/15/22	No Opt. Call	A2	16,199,820

5,615	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	6,448,828

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series 2012Q:
4,965	3.000%, 1/01/20	No Opt. Call	A2	5,280,426
2,950	3.000%, 1/01/21	No Opt. Call	A2	3,122,339

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
10,330	4.500%, 6/01/23	6/17 at 100.00	BB	10,385,885
5,075	4.625%, 6/01/26	6/17 at 100.00	B+	4,886,007
20,570	5.000%, 6/01/29	6/17 at 100.00	B	18,121,142
243,280	Total New Jersey			265,004,475

	New Mexico – 0.4%

14,850	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	Aa3	17,138,534

4,000	State of New Mexico, State Severance Tax Revenue Bonds, Refunding Series 2010C, 5.000%, 7/01/15	No Opt. Call	Aa1	4,082,520
18,850	Total New Mexico			21,221,054

	New York – 6.5%

4,055	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30	1/20 at 100.00	BBB–	4,863,648

Nuveen Investments	131

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014:
$300	5.000%, 1/01/24	No Opt. Call	A+	$372,354
500	5.000%, 1/01/25	No Opt. Call	A+	624,145

5,125	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.000%, 7/01/24	7/19 at 100.00	Baa2	5,545,096

	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2014:
500	5.000%, 7/01/25	7/24 at 100.00	A–	612,795
1,000	5.000%, 7/01/32	7/24 at 100.00	A–	1,181,480
2,830	5.000%, 7/01/36	7/24 at 100.00	A–	3,325,646

7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	AA	8,594,655

6,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A, 5.000%, 2/15/21	No Opt. Call	AAA	8,114,038

	Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds, State University Educational Facilities Issue, Series 2012A:
10,000	5.000%, 5/15/24	5/22 at 100.00	AA	12,162,399
9,230	5.000%, 5/15/25	5/22 at 100.00	AA	11,174,946

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
160	0.000%, 6/01/17 – AGM Insured	No Opt. Call	AA	155,349
110	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	96,159
500	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	419,685

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,755	5.000%, 12/01/19 (Pre-refunded 6/01/16) – FGIC Insured	6/16 at 100.00	AA– (4)	1,865,951
620	5.250%, 12/01/20 (Pre-refunded 6/01/16) – FGIC Insured	6/16 at 100.00	AA– (4)	661,261

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
900	5.000%, 12/01/16 – AGM Insured	6/16 at 100.00	AA	953,289
225	4.000%, 12/01/16 – AGM Insured	No Opt. Call	AA	234,988
705	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–	743,951
600	5.000%, 12/01/26 – SYNCORA GTY Insured	6/16 at 100.00	A–	632,400

325	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35	6/16 at 100.00	A–	342,384

35	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C, 5.000%, 9/01/35 – AGC Insured	9/16 at 100.00	AA	37,220

460	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C, 5.000%, 9/01/35	9/16 at 100.00	A–	488,497

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006E:
2,875	5.000%, 12/01/17 – FGIC Insured	12/16 at 100.00	AA–	3,108,939
1,245	5.000%, 12/01/17	12/16 at 100.00	A–	1,348,696
1,645	5.000%, 12/01/18 – FGIC Insured	12/16 at 100.00	AA–	1,777,274
13,600	5.000%, 12/01/18 – NPFG Insured	12/16 at 100.00	AA–	14,693,575
220	5.000%, 12/01/20 – NPFG Insured	12/16 at 100.00	AA–	237,268
1,795	5.000%, 12/01/21 – FGIC Insured	12/16 at 100.00	AA–	1,933,143

132	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)
$195	5.000%, 12/01/21 – NPFG Insured	12/16 at 100.00	AA–	$210,007
1,720	5.000%, 12/01/22 – FGIC Insured	12/16 at 100.00	AA–	1,848,106
1,050	5.000%, 12/01/22	12/16 at 100.00	A–	1,130,808

5,400	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	A–	6,293,808

	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A:
160	5.000%, 4/01/19	No Opt. Call	A–	184,090
225	5.250%, 4/01/20	4/19 at 100.00	A–	257,846
545	5.250%, 4/01/21	4/19 at 100.00	A–	622,663
1,745	5.500%, 4/01/22	4/19 at 100.00	A–	2,003,557
260	5.000%, 4/01/23	4/19 at 100.00	A–	290,659
380	6.250%, 4/01/33	4/19 at 100.00	A–	450,235

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F:
850	5.000%, 5/01/16 – NPFG Insured	No Opt. Call	AA–	897,779
915	5.000%, 5/01/17 – NPFG Insured	No Opt. Call	AA–	1,000,983
10,285	5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	AA–	11,078,178
1,320	5.000%, 5/01/19 – NPFG Insured	11/16 at 100.00	AA–	1,420,663
25	4.000%, 5/01/21 – NPFG Insured	11/16 at 100.00	AA–	26,365

1,200	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/16	No Opt. Call	A–	1,266,780

1,235	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A–	1,454,274

15,310	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B, 5.000%, 11/15/16 (Pre-refunded 11/15/15) – AMBAC Insured	11/15 at 100.00	AA– (4)	15,901,272

1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B, 5.000%, 11/15/23	No Opt. Call	AA–	1,245,420

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
655	5.000%, 7/01/30	7/24 at 100.00	BBB+	767,064
2,455	5.000%, 7/01/32	7/24 at 100.00	BBB+	2,858,528

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
1,500	5.000%, 7/01/28	7/24 at 100.00	BBB+	1,768,140
1,000	5.000%, 7/01/29	7/24 at 100.00	BBB+	1,175,140

2,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	2,183,700

3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/30	6/15 at 100.00	AAA	3,056,880

10,180	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/16 (ETM)	No Opt. Call	AAA	11,006,616

10,000	New York City, New York, General Obligation Bonds, Fiscal 2003 Series C-A. RMKT, 5.000%, 8/01/19	No Opt. Call	AA	11,727,800

20,000	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/20	No Opt. Call	AA	23,936,999

100	New York City, New York, General Obligation Bonds, Fiscal Series 2002A, 5.750%, 8/01/15	No Opt. Call	AA	100,475

21,235	New York City, New York, General Obligation Bonds, Fiscal Series 2007C-1, 5.000%, 10/01/18	10/17 at 100.00	AA	23,817,176

Nuveen Investments	133

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$20,255	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A–	$23,441,517

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B:
8,040	5.000%, 6/01/17	No Opt. Call	AA	8,866,271
9,040	5.000%, 6/01/18	No Opt. Call	AA	10,280,921

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013A:
1,715	5.000%, 6/01/20	6/16 at 100.00	AA	1,823,800
1,675	5.000%, 6/01/21	6/16 at 100.00	AA	1,779,085

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013B:
1,000	5.000%, 6/01/19	6/15 at 100.00	AA	1,016,140
560	5.000%, 6/01/20	6/15 at 100.00	AA	568,960
1,040	5.000%, 6/01/20	6/16 at 100.00	AA	1,105,832
2,905	5.000%, 6/01/21	6/16 at 100.00	AA	3,085,517
1,535	5.000%, 6/01/21	6/17 at 100.00	AA	1,683,097
8,770	5.000%, 6/01/22	6/17 at 100.00	AA	9,598,940

1,000	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph?s Hospital Health Center Project, Series 2014A, 5.125%, 7/01/31	7/19 at 100.00	BB	1,092,950

10,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25	12/23 at 100.00	AA–	12,451,299

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB	947,576

	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
2,435	5.000%, 7/01/28	7/24 at 100.00	BBB+	2,870,281
2,695	5.000%, 7/01/29	7/24 at 100.00	BBB+	3,167,002
4,200	5.000%, 7/01/30	7/24 at 100.00	BBB+	4,918,578
2,100	5.000%, 7/01/31	7/24 at 100.00	BBB+	2,447,991
1,335	5.000%, 7/01/32	7/24 at 100.00	BBB+	1,554,434
3,080	5.000%, 7/01/33	7/24 at 100.00	BBB+	3,583,518

2,550	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2014A, 5.000%, 11/15/22	No Opt. Call	AA–	3,194,130
277,700	Total New York			315,761,081

	North Carolina – 1.0%

	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A:
200	5.000%, 7/01/23	No Opt. Call	Aa3	250,594
500	5.000%, 7/01/24	No Opt. Call	Aa3	631,870
1,250	5.000%, 7/01/26	7/24 at 100.00	Aa3	1,541,513
950	5.000%, 7/01/27	7/24 at 100.00	Aa3	1,160,264

610	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University, Series 2012, 3.750%, 3/01/24	3/22 at 100.00	BBB	652,267

900	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 5.250%, 6/01/20	6/18 at 100.00	BBB	987,930

134	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

$2,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009A, 5.500%, 1/01/26	1/19 at 100.00	A–	$2,325,780

	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012B:
5,000	5.000%, 1/01/20	No Opt. Call	A–	5,870,950
21,620	5.000%, 1/01/21	No Opt. Call	A–	25,701,639

1,700	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.250%, 1/01/22 – AGC Insured	1/18 at 100.00	AA	1,911,548

4,965	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/26	1/19 at 100.00	A	5,679,066

1,020	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2012A, 4.000%, 1/01/20	No Opt. Call	A	1,153,946

200	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014A, 4.000%, 4/01/19	No Opt. Call	Aa3	224,660
40,915	Total North Carolina			48,092,027

	North Dakota – 0.3%

	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
120	5.000%, 7/01/23	7/21 at 100.00	BBB+	137,690
1,240	5.000%, 7/01/26	7/21 at 100.00	BBB+	1,403,147
2,835	5.000%, 7/01/27	7/21 at 100.00	BBB+	3,195,527
1,485	5.000%, 7/01/28	7/21 at 100.00	BBB+	1,666,898
1,000	5.000%, 7/01/31	7/21 at 100.00	BBB+	1,116,900
2,750	5.000%, 7/01/35	7/21 at 100.00	BBB+	3,046,065

2,750	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	3,366,880

2,410	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006, 5.125%, 7/01/20	7/16 at 100.00	BBB–	2,506,400
14,590	Total North Dakota			16,439,507

	Ohio – 3.8%

1,000	Akron, Ohio, Certificates of Participation, Refunding Series 2005, 5.000%, 12/01/15 (Pre-refunded 6/01/15) – AGC Insured	6/15 at 100.00	AA (4)	1,016,420

1,900	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/33	5/22 at 100.00	AA–	2,172,574

1,260	Barberton City School District, Summit County, Ohio, General Obligation Bonds, School Improvement Series 2008, 4.750%, 12/01/21 (Pre-refunded 6/01/18)	6/18 at 100.00	AA (4)	1,428,412

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1:
375	5.000%, 6/01/15	No Opt. Call	Aaa	380,104
1,875	5.000%, 6/01/16	No Opt. Call	Aa1	1,970,175
135	5.000%, 6/01/17	No Opt. Call	A1	146,268

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
45,520	5.125%, 6/01/24	6/17 at 100.00	B–	39,443,079
435	5.875%, 6/01/30	6/17 at 100.00	B–	378,385
550	5.750%, 6/01/34	6/17 at 100.00	B–	465,867

Nuveen Investments	135

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$3,240	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/21 – AGM Insured	1/19 at 100.00	AA	$3,643,704

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,700	5.000%, 12/01/22	12/19 at 100.00	AA	1,965,353
1,780	5.000%, 12/01/23	12/19 at 100.00	AA	2,052,465

4,740	Columbus, Ohio, Sewerage System Revenue Bonds, Tender Option Bomd Trust 2456, 18.306%, 12/01/15 (IF)	No Opt. Call	Aa1	7,078,953

	Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2014:
2,015	5.000%, 12/01/22	No Opt. Call	AAA	2,524,070
2,000	5.000%, 12/01/23	No Opt. Call	AAA	2,533,840

1,000	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Refunding Series 2014A, 5.000%, 12/01/23	No Opt. Call	AA+	1,266,920

2,905	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.500%, 8/15/24	8/18 at 100.00	A3	3,261,269

1,095	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, Refunding Series 2007, 4.375%, 12/01/19 – AGM Insured	12/16 at 100.00	Aa1	1,170,774

	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006:
1,970	5.250%, 5/15/15	No Opt. Call	A	1,998,644
750	5.250%, 5/15/16	No Opt. Call	A	795,818

7,450	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	8,064,326

	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
775	4.000%, 10/01/18	No Opt. Call	A1	846,664
870	4.000%, 10/01/19	No Opt. Call	A1	965,213
1,150	4.000%, 10/01/20	No Opt. Call	A1	1,287,885
1,205	5.000%, 10/01/21	No Opt. Call	A1	1,429,214
965	5.000%, 10/01/22	No Opt. Call	A1	1,158,473

6,625	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	BBB–	7,047,211

1,715	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2009B, 3.100%, 3/01/23 (Mandatory put 3/01/19)	No Opt. Call	BBB–	1,775,317

1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, John Carroll University, Series 1997, 4.500%, 4/01/15	No Opt. Call	A3	1,006,170

11,015	Ohio State, General Obligation Bonds, Common Schools Series 2007A, 5.000%, 6/15/15	No Opt. Call	AA+	11,217,456

8,000	Ohio State, General Obligation Bonds, Highway Capital Improvement Series 2012Q, 5.000%, 5/01/21	No Opt. Call	AAA	9,806,400

6,960	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011B, 4.000%, 9/15/21	No Opt. Call	AA+	8,110,627

24,230	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2014A, 5.000%, 9/15/19	No Opt. Call	AA+	28,730,479

8,160	Ohio State, General Obligation Bonds, Refunding Higher Education Series 2012C, 5.000%, 8/01/21	No Opt. Call	AA+	10,031,659

136	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$12,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2014, 5.000%, 6/01/21	No Opt. Call	AAA	$14,732,400

500	Richland County, Ohio, General Obligation Bonds, Correctional Facilities Improvement Refunding Series 2008, 5.875%, 12/01/24 (Pre-refunded 12/01/18) – AGC Insured	12/18 at 100.00	A2 (4)	596,365

805	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006, 5.000%, 11/15/16 (ETM)	No Opt. Call	N/R (4)	871,380

	Rocky River City School District, Ohio,General Obligation School Improvement Bonds, Refunding Series 2014:
1,230	3.250%, 12/01/35	12/23 at 100.00	Aa2	1,245,006
975	3.750%, 12/01/44	12/23 at 100.00	Aa2	999,239
171,875	Total Ohio			185,614,578

	Oklahoma – 0.8%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
2,290	4.500%, 9/01/21	No Opt. Call	A+	2,634,462
2,810	4.000%, 9/01/22	9/21 at 100.00	A+	3,117,864
1,415	4.000%, 9/01/23	9/21 at 100.00	A+	1,554,236

2,495	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.500%, 9/01/23	9/16 at 100.00	BBB–	2,621,397

	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Refunding Series 2014A:
1,245	5.000%, 7/01/22	No Opt. Call	AA	1,533,193
2,000	5.000%, 7/01/23	No Opt. Call	AA	2,500,620
1,500	5.000%, 7/01/24	No Opt. Call	AA	1,896,360
2,500	5.000%, 7/01/25	7/24 at 100.00	AA	3,147,125

10,000	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%, 7/01/27 (Pre-refunded 7/01/15) – AMBAC Insured	7/15 at 100.00	AA (4)	10,205,599

	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
750	5.000%, 9/01/22	No Opt. Call	A–	892,890
500	3.000%, 9/01/23	No Opt. Call	A–	519,460
600	5.000%, 9/01/24	No Opt. Call	A–	722,034
1,505	5.000%, 9/01/25	No Opt. Call	A–	1,821,321

3,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2009A, 5.375%, 6/01/24	6/15 at 100.00	BBB+	3,033,660
32,610	Total Oklahoma			36,200,221

	Oregon – 1.2%

	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Refunding Bonds, Series 2012B:
5,900	4.000%, 6/15/22	No Opt. Call	AA+	6,905,714
3,340	4.000%, 6/15/23	No Opt. Call	AA+	3,885,656

4,145	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/20 – FGIC Insured	No Opt. Call	AA	4,977,896

4,000	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2014C, 5.000%, 4/01/22	No Opt. Call	AAA	4,968,240

Nuveen Investments	137

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon (continued)

$1,735	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2015C, 5.000%, 4/01/20	No Opt. Call	AAA	$2,085,973

	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2015D:
5,000	5.000%, 4/01/20	No Opt. Call	AAA	6,011,450
7,500	5.000%, 4/01/21	No Opt. Call	AAA	9,183,750

11,120	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38	11/23 at 100.00	AAA	13,340,441

4,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/22 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	4,692,640

	Umatilla County School District 016R Pendleton, Oregon, General Obligation Bonds, Series 2014A:
1,000	5.000%, 6/15/28	6/24 at 100.00	Aa1	1,240,530
1,080	5.000%, 6/15/29	6/24 at 100.00	Aa1	1,329,739
48,820	Total Oregon			58,622,029

	Pennsylvania – 3.4%

2,115	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008B, 5.000%, 6/15/18	No Opt. Call	Aa3	2,404,036

1,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/25	12/22 at 100.00	AA–	1,197,780

	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B:
1,750	3.500%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	BBB–	1,843,590
20,815	2.500%, 12/01/41 (Mandatory put 6/01/17)	No Opt. Call	BBB–	21,324,758

1,315	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 4.125%, 8/01/20	8/19 at 100.00	Aa2	1,482,176

	Delaware County Authority, Pennsylvania, Hospital Revenue Bonds, Crozer-Chester Medical Center, Refunding Series 2005:
1,275	5.000%, 12/15/15 – RAAI Insured	No Opt. Call	Ba1	1,325,707
1,405	5.000%, 12/15/17 – RAAI Insured	12/15 at 100.00	Ba1	1,455,819

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008:
535	5.250%, 10/01/20	10/18 at 100.00	BBB	595,450
565	5.375%, 10/01/21	10/18 at 100.00	BBB	626,992

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann University, Series 2010:
1,000	5.000%, 10/01/21	10/20 at 100.00	BBB	1,116,780
1,050	5.000%, 10/01/25	10/20 at 100.00	BBB	1,145,393

3,140	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.750%, 12/15/27	12/19 at 100.00	N/R	3,297,283

1,300	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.000%, 1/01/27	1/17 at 100.00	A	1,367,015

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Mortgage Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2005, 6.125%, 2/01/28	2/15 at 100.00	N/R	1,002,180

3,325	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	10/19 at 100.00	Baa2	3,941,056

138	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B:
$1,975	5.500%, 1/01/25	1/24 at 100.00	AA	$2,489,251
2,265	5.500%, 1/01/26	1/24 at 100.00	AA	2,836,052
2,260	5.500%, 1/01/27	1/24 at 100.00	AA	2,803,078

	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C:
500	5.500%, 1/01/25 – AGM Insured	No Opt. Call	AA	630,190
1,095	5.500%, 1/01/26 – AGM Insured	1/24 at 100.00	AA	1,371,071
2,505	5.500%, 1/01/28 – AGM Insured	1/24 at 100.00	AA	3,086,661
2,050	5.500%, 1/01/29 – AGM Insured	1/24 at 100.00	AA	2,509,528
1,255	5.500%, 1/01/31 – AGM Insured	1/24 at 100.00	AA	1,528,527

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
2,240	5.000%, 1/01/21	1/19 at 100.00	Aaa	2,579,786
9,575	5.000%, 7/01/21	1/18 at 100.00	Aaa	10,736,064
7,800	5.000%, 1/01/22	7/17 at 100.00	Aaa	8,625,942
11,780	5.000%, 7/01/22	7/16 at 100.00	Aaa	12,559,365

9,785	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured	12/16 at 100.00	AA	10,263,291

2,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A, 0.000%, 12/01/34	No Opt. Call	AA–	1,641,440

16,020	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–	17,982,450

3,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	A–	3,345,750

10,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 8/01/19 – AMBAC Insured	8/15 at 100.00	A+	10,236,500

4,270	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2010A, 5.000%, 6/01/16	No Opt. Call	A+	4,523,937

11,050	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 0.938%, 12/01/24	12/17 at 100.00	AA–	10,432,857

	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013:
1,400	5.000%, 12/01/19	No Opt. Call	BBB–	1,605,394
730	5.000%, 12/01/20	No Opt. Call	BBB–	846,479
1,105	5.000%, 12/01/21	No Opt. Call	BBB–	1,288,695
1,625	5.000%, 12/01/22	No Opt. Call	BBB–	1,901,803
1,705	5.000%, 12/01/23	6/23 at 100.00	BBB–	1,986,564
1,795	5.000%, 12/01/24	6/23 at 100.00	BBB–	2,059,745

60	Trinity Area School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/19 – AGM Insured	No Opt. Call	A2	67,607

1,205	Westmoreland County Industrial Development Authority, Pennsylvania, Retirement Community Revenue Bonds, Redstone Presbyterian SeniorCare Obligated Group, Series 2005A, 5.500%, 1/01/16 (ETM)	No Opt. Call	N/R (4)	1,261,165
152,640	Total Pennsylvania			165,325,207

Nuveen Investments	139

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Puerto Rico – 0.2%

$3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 5.000%, 7/01/24 – NPFG Insured	7/17 at 100.00	AA–	$3,001,560

1,015	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2007M, 5.500%, 7/01/35 (Mandatory put 7/01/17) – AMBAC Insured	7/17 at 100.00	B	1,033,280

4,515	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/16 – NPFG Insured	No Opt. Call	AA–	4,621,509
8,530	Total Puerto Rico			8,656,349

	Rhode Island – 0.1%

4,300	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.500%, 9/01/28	9/23 at 100.00	BBB	4,824,428

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
565	6.000%, 6/01/23	4/15 at 100.00	A	568,221
665	6.125%, 6/01/32	4/15 at 100.00	BBB+	667,860
5,530	Total Rhode Island			6,060,509

	South Carolina – 1.4%

12,700	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.000%, 12/01/24	12/16 at 100.00	AA	13,721,207

2,500	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Series 2014B, 5.000%, 5/01/34	5/24 at 100.00	AA–	2,921,075

	Newberry Investing in Children’s Education, South Carolina, Installment Purchase Revenue Bonds, Newberry County School District Project, Series 2005:
1,500	5.250%, 12/01/23 (Pre-refunded 12/01/15)	12/15 at 100.00	A1 (4)	1,563,120
2,000	5.250%, 12/01/24 (Pre-refunded 12/01/15)	12/15 at 100.00	A1 (4)	2,084,160

	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012:
1,850	5.000%, 11/01/20	No Opt. Call	A	2,195,599
7,500	5.000%, 11/01/27	11/22 at 100.00	A	8,708,550
13,190	5.000%, 11/01/28	11/22 at 100.00	A	15,263,863
1,225	5.000%, 11/01/29	11/22 at 100.00	A	1,413,907

	South Carolina JOBS Economic Development Authority, Economic Development Revenue, FMU Student Housing, LLC – Francis Marion University Project, Series 2014A:
1,910	5.000%, 8/01/27	8/24 at 100.00	Baa3	2,164,928
3,925	5.000%, 8/01/32	No Opt. Call	Baa3	4,364,404

1,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding & Improvement Series 2009, 5.000%, 8/01/18	No Opt. Call	BBB+	1,104,330

6,830	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2004B, 5.250%, 10/01/16 – AMBAC Insured	No Opt. Call	A1	7,371,551

500	Spartanburg Regional Health Services District Inc., South Carolina, Hospital Revenue Bonds, Refunding Series 2008D, 5.250%, 4/15/20	4/18 at 100.00	AA	563,410

1,450	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue Refunding Bonds, Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A1	1,663,484
58,080	Total South Carolina			65,103,588

140	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Dakota – 0.3%

$2,385	Deadwood, South Dakota, Certificates of Participation, Crossover Refunding Series 2005, 5.000%, 11/01/18 – ACA Insured	11/15 at 100.00	A	$2,447,368

	South Dakota Building Authority, Revenue Bonds, Series 2013B:
525	5.000%, 6/01/22	No Opt. Call	AA	644,894
1,000	5.000%, 6/01/24	6/23 at 100.00	AA	1,234,530

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/19	5/17 at 100.00	A+	1,085,820

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2009, 5.000%, 11/01/24	11/19 at 100.00	A+	1,135,990

4,125	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/34	11/24 at 100.00	A+	4,912,133

1,500	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.125%, 8/01/28 (Pre-refunded 8/01/18) – AGC Insured	8/18 at 100.00	AA (4)	1,722,240
11,535	Total South Dakota			13,182,975

	Tennessee – 1.4%

2,265	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.125%, 10/01/28	10/18 at 100.00	A+	2,632,089

2,265	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/28	10/24 at 100.00	Baa2	2,610,843

3,460	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.125%, 10/01/29	10/19 at 100.00	N/R	3,816,588

1,200	Harpeth Valley Utilites District of Davidson and Williamson Counties, Tennessee Utilities Revenue Bonds, Series 2014, 4.000%, 9/01/39	9/24 at 100.00	AA	1,272,576

3,650	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital Project, Series 2008, 5.250%, 4/01/23	4/18 at 100.00	A+	4,036,462

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
715	5.000%, 7/01/15	No Opt. Call	BBB+	726,676
750	5.000%, 7/01/18	7/16 at 100.00	BBB+	786,450

5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007, 5.250%, 4/01/27	4/17 at 100.00	BBB+	5,241,100

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2012A:
1,400	4.000%, 1/01/22	No Opt. Call	A	1,588,314
3,180	5.000%, 1/01/23	No Opt. Call	A	3,866,371
1,300	4.000%, 1/01/23	No Opt. Call	A	1,480,856
1,760	5.000%, 1/01/24	No Opt. Call	A	2,121,310

	Memphis and Shelby County Port Commission, Tennessee, Port Development Revenue Bonds, Series 2011:
1,480	5.250%, 4/01/23	4/21 at 100.00	AA–	1,760,460
1,560	5.250%, 4/01/24	4/21 at 100.00	AA–	1,849,645
1,240	5.250%, 4/01/25	4/21 at 100.00	AA–	1,470,231

1,035	Memphis, Tennessee, General Improvement Bonds, Series 2005, 5.000%, 10/01/16 – NPFG Insured	No Opt. Call	AA	1,115,575

3,175	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2007C, 5.000%, 11/01/17 – NPFG Insured	No Opt. Call	AA–	3,486,117

Nuveen Investments	141

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

$4,430	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009A, 5.125%, 11/01/24	11/19 at 100.00	AA–	$5,126,795

	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B:
1,000	5.500%, 11/01/20	11/19 at 100.00	AA–	1,186,930
1,860	5.250%, 11/01/25	11/19 at 100.00	AA–	2,168,686

1,285	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2007A, 5.000%, 5/15/23	No Opt. Call	AA	1,412,048

1,400	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.000%, 9/01/19 (Pre-refunded 9/01/16)	9/16 at 100.00	BBB+ (4)	1,500,968

11,910	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/20	No Opt. Call	A	13,789,041
57,320	Total Tennessee			65,046,131

	Texas – 9.5%

245	Alvin Independent School District, Brazoria County, Texas, General Obligation Bonds, Refunding Series 2007, 4.125%, 2/15/19	2/16 at 100.00	AAA	254,376

865	Alvin Independent School District, Brazoria County, Texas, General Obligation Bonds, Refunding Series 2007, 4.125%, 2/15/19 (Pre-refunded 2/15/16)	2/16 at 100.00	Aaa	899,963

5,865	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	5,955,966

3,290	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A, 5.000%, 1/01/33	1/23 at 100.00	BBB	3,701,316

3,380	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46	1/21 at 100.00	BBB	3,991,712

8,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding School Building Series 2012, 5.000%, 2/15/26	2/21 at 100.00	AAA	9,625,600

1,180	Corinth, Texas, Certificates of Obligation, Series 2007, 4.500%, 2/15/19 – NPFG Insured	2/17 at 100.00	AA	1,260,216

5,715	Dallas County Utility and Reclamation District, Texas, General Obligation Bonds, Refunding Series 2005A, 5.150%, 2/15/22 – AMBAC Insured	2/17 at 100.00	A–	6,143,111

975	Dallas, Texas, General Obligation Bonds, Refunding & Improvements Series 2007, 4.500%, 2/15/27 – NPFG Insured	2/17 at 100.00	AA+	1,040,218

	Dallas, Texas, General Obligation Bonds, Refunding & Improvements Series 2007:
5	4.500%, 2/15/27 (Pre-refunded 2/15/17)	2/17 at 100.00	Aa1 (4)	5,410
4,225	4.500%, 2/15/27 (Pre-refunded 2/15/17) – NPFG Insured	2/17 at 100.00	Aa1 (4)	4,562,916

10,100	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2007, 5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA	10,432,491

2,440	El Paso County, Texas, General Obligation Bonds, Refunding Series 2007, 5.000%, 2/15/18 – NPFG Insured	No Opt. Call	AA	2,748,318

1,120	Elgin Independent School District, Bastrop County, Texas, General Obligation Bonds, School Building Series 2007, 4.375%, 8/01/19	8/17 at 100.00	AAA	1,214,830

2,000	Fort Bend Independent School District, Fort Bend County, Texas, General Obligation Bonds, School Building Series 2009, 4.550%, 2/15/25	8/19 at 100.00	AA+	2,269,100

2,045	Frisco, Collins and Denton Counties, Texas, Certificates of Obligation, Series 2007, 4.500%, 2/15/16 – AMBAC Insured	No Opt. Call	AA+	2,137,393

142	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$875	Giddings Independent School District, Fayette, Lee, and Washington Counties, Texas, General Obligation Bonds, School Building Series 2007A, 4.250%, 2/15/19	2/17 at 100.00	Aaa	$934,763

7,300	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53	10/23 at 100.00	AA+	8,228,706

635	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds, Series 2007A, 4.500%, 2/15/18	2/17 at 100.00	AAA	684,943

	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University Project, Improvement and Refunding Series 2010:
875	4.000%, 3/01/21	No Opt. Call	A–	950,250
500	4.000%, 3/01/22	3/21 at 100.00	A–	540,150
800	4.000%, 3/01/23	3/21 at 100.00	A–	860,424
440	4.250%, 3/01/25	3/21 at 100.00	A–	472,582

1,820	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A, 5.000%, 12/01/23	No Opt. Call	A+	2,213,029

	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A:
3,160	5.000%, 12/01/26	12/24 at 100.00	A+	3,910,532
3,735	5.000%, 12/01/27	12/24 at 100.00	A+	4,579,670
3,000	5.000%, 12/01/28	12/24 at 100.00	A+	3,663,510
6,115	5.000%, 12/01/29	12/24 at 100.00	A+	7,413,825

5,000	Harris County Flood Control District, Texas, General Obligation Bonds, Refunding Contract Tax Series 2014A, 5.000%, 10/01/25	10/24 at 100.00	Aaa	6,331,550

1,950	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.125%, 12/01/31 (Pre-refunded 12/01/18)	12/18 at 100.00	A1 (4)	2,412,911

6,875	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	2/15 at 100.00	AA+ (4)	7,909,894

	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Contractual Obligation Series 2014:
5,705	5.000%, 11/01/27	11/24 at 100.00	AA+	7,106,604
1,250	5.000%, 11/01/28	11/24 at 100.00	AA+	1,551,725
1,575	5.000%, 11/01/29	11/24 at 100.00	AA+	1,949,220

	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2009A:
5,120	5.000%, 11/01/22	11/19 at 100.00	AA+	6,046,362
5,385	5.000%, 11/01/23	11/19 at 100.00	AA+	6,343,099
5,660	5.000%, 11/01/24	11/19 at 100.00	AA+	6,647,500

2,320	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender Option Bond Trust 1014, 13.993%, 11/01/41 (IF) (8)	11/21 at 100.00	AA+	3,467,147

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
270	5.000%, 11/15/22	No Opt. Call	A3	323,749
425	5.000%, 11/15/23	No Opt. Call	A3	514,824

Nuveen Investments	143

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
$4,795	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	$5,928,922
4,450	5.000%, 11/15/25 – AGM Insured	11/24 at 100.00	AA	5,466,692
4,095	5.000%, 11/15/26 – AGM Insured	11/24 at 100.00	AA	4,991,109
9,480	5.000%, 11/15/27 – AGM Insured	11/24 at 100.00	AA	11,462,741

	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010:
2,270	5.000%, 7/01/19	No Opt. Call	BB–	2,328,657
2,380	5.000%, 7/01/20	No Opt. Call	BB–	2,430,266

1,180	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29	7/24 at 100.00	B	1,290,224

	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2014C:
2,600	5.000%, 5/15/20	No Opt. Call	AA	3,119,064
2,000	5.000%, 5/15/21	No Opt. Call	AA	2,441,220

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011B:
6,355	5.250%, 9/01/24	9/16 at 100.00	A2	6,821,584
6,920	5.250%, 9/01/25	9/16 at 100.00	A2	7,395,612
4,295	5.250%, 9/01/26	9/16 at 100.00	A2	4,578,513

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
8,000	0.000%, 9/01/22 – AMBAC Insured	No Opt. Call	A2	6,370,480
3,815	0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A2	2,889,672

	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011B:
1,900	5.000%, 7/01/25	7/21 at 100.00	A	2,238,675
2,025	5.000%, 7/01/26	7/21 at 100.00	A	2,377,958

	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012B:
18,675	5.000%, 7/01/31	7/22 at 100.00	A	21,763,471
5,000	5.000%, 7/01/32	7/22 at 100.00	A	5,808,550

715	Howard County Junior College District, Texas, General Obligation Bonds, Series 2007, 4.250%, 2/15/18 – AMBAC Insured	2/17 at 100.00	AA–	763,348

2,000	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014, 5.000%, 8/01/32	8/24 at 100.00	AA–	2,409,320

6,075	Laredo, Texas, International Toll Bridge Revenue Bonds, Series 2005B, 5.000%, 10/01/18 – AGM Insured	10/15 at 100.00	AA	6,269,279

	League City, Texas, Waterworks and Sewer System Revenue Bonds, Series 2008:
1,245	4.000%, 2/15/18 – AGM Insured	2/17 at 100.00	AA	1,329,237
1,315	4.375%, 2/15/23 – AGM Insured	2/17 at 100.00	AA	1,409,062

2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	BBB	2,227,780

1,000	Lubbock Educational Facilities Authority, Texas, Revenue Bonds, Lubbock Christian University, Refunding & Improvement Series 2007, 5.000%, 11/01/16	No Opt. Call	BBB	1,052,830

770	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series 2006, 5.000%, 2/15/22 (Pre-refunded 2/15/16)	2/16 at 100.00	AAA	807,676

144	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
$3,045	5.000%, 12/01/25	No Opt. Call	Baa2	$3,385,827
2,720	5.250%, 12/01/28	12/25 at 100.00	Baa2	3,113,040

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
4,340	5.000%, 8/15/24	8/22 at 100.00	Aa2	5,199,363
4,710	5.000%, 8/15/25	8/22 at 100.00	Aa2	5,601,556
3,920	5.000%, 8/15/26	8/22 at 100.00	Aa2	4,640,026
7,025	5.000%, 8/15/27	8/22 at 100.00	Aa2	8,167,546

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D:
8,600	5.250%, 9/01/25	9/21 at 100.00	AA+	10,506,447
5,005	5.250%, 9/01/26	9/21 at 100.00	AA+	6,126,170

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,370	0.000%, 9/01/43	9/31 at 100.00	AA+	2,326,321
9,130	0.000%, 9/01/45	9/31 at 100.00	AA+	9,821,598

305	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A, 6.000%, 1/01/24	1/18 at 100.00	A2	343,869

2,200	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A, 6.000%, 1/01/24 (Pre-refunded 1/01/18)	1/18 at 100.00	N/R (4)	2,537,392

3,095	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Variable Rate Demand Series 2008-E3, 5.750%, 1/01/38 (Pre-refunded 1/01/16)	1/16 at 100.00	A2 (4)	3,251,669

1,020	Northwest Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2006, 4.500%, 2/15/26	2/16 at 100.00	Aaa	1,063,177

1,000	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series 2008A, 5.000%, 2/15/25	2/18 at 100.00	Aaa	1,123,760

875	San Angelo, Texas, Certificates of Obligation Bonds, Tom Green County Series 2007A, 4.400%, 2/15/19 – NPFG Insured	2/17 at 100.00	AA+	940,336

1,575	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AA+ (4)	1,634,141

	San Antonio, Texas, General Obligation Bonds, Series 2006:
400	4.125%, 2/01/19	2/16 at 100.00	AAA	415,012
460	4.250%, 2/01/20	2/16 at 100.00	AAA	477,646

	San Antonio, Texas, General Obligation Bonds, Series 2006:
600	4.125%, 2/01/19 (Pre-refunded 2/01/16)	2/16 at 100.00	N/R (4)	623,382
680	4.250%, 2/01/20 (Pre-refunded 2/01/16)	2/16 at 100.00	N/R (4)	707,458

575	San Leanna Education Facilities Corporation, Texas, Higher Education Revenue Bonds, Saint Edward’s University Project, Series 2007, 5.000%, 6/01/19	6/17 at 100.00	BBB+	617,079

870	Sunnyvale School District, Texas, General Obligation Bonds, School Building Series 2007, 4.400%, 2/15/20	2/17 at 100.00	AAA	934,963

4,830	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30	11/21 at 100.00	Aa3	5,537,547

1,285	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Series 2013, 5.125%, 9/01/33	9/23 at 100.00	A2	1,468,871

5,020	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources, Series 2007A, 5.000%, 2/15/19	2/17 at 100.00	AA	5,468,738

Nuveen Investments	145

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$2,210	Teague Independent School District, Freestone County, Texas, Unlimited Tax General Obligation Bonds, School Building Series 2008, 5.000%, 2/15/19	2/18 at 100.00	AAA	$2,497,035

5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/21	No Opt. Call	A3	5,913,100

20,000	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2006, 5.000%, 4/01/24 (Pre-refunded 4/01/16)	4/16 at 100.00	AAA	21,093,999

2,055	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2007, 5.000%, 4/01/17	No Opt. Call	AAA	2,257,335

4,540	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2014A, 5.000%, 4/01/20	No Opt. Call	AAA	5,455,854

3,250	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/22	No Opt. Call	AAA	4,077,808

4,645	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008, Trust 2568, 18.301%, 10/01/15 (IF)	No Opt. Call	AAA	7,038,754

1,500	Texas State, General Obligation Bonds, Water Financial Assistance, Refunding Series 2007A, 5.000%, 8/01/17	No Opt. Call	AAA	1,668,405

16,250	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/31 (WI/DD, Settling 2/04/15)	8/24 at 100.00	BBB+	18,826,763

	Travis County Health Facilities Development Corporation, Texas, Reitrement Facility Revenue Bonds, Querencia Barton Creek, Series 2005:
1,000	5.250%, 11/15/17	11/15 at 100.00	N/R	1,025,410
900	5.500%, 11/15/25	11/15 at 100.00	N/R	913,527

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007:
5,000	5.250%, 7/01/26	7/17 at 100.00	Baa1	5,276,150
11,300	5.250%, 7/01/28	7/17 at 100.00	Baa1	11,892,911

	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
2,675	3.500%, 8/15/18	No Opt. Call	A	2,842,214
2,900	4.000%, 8/15/19	No Opt. Call	A	3,174,746
3,015	4.000%, 8/15/20	No Opt. Call	A	3,318,068
3,135	4.000%, 8/15/21	No Opt. Call	A	3,460,319

500	Victoria Independent School District, Victoria County, Texas, General Obligation Bonds, School Building Series 2007, 5.000%, 2/15/18	2/17 at 100.00	AAA	547,055

1,000	Victoria, Texas, Utility System Revenue Refunding Bonds, Series 2007, 4.400%, 12/01/19 – AMBAC Insured	12/17 at 100.00	AA–	1,087,530

8,830	Williamson County, Texas, General Obligation Bonds, Limited Tax Refunding Series 2012, 5.000%, 2/15/26	2/22 at 100.00	AAA	10,678,737
402,955	Total Texas			456,350,501

	Utah – 0.5%

6,345	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	7,143,899

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
3,340	5.000%, 9/01/23	9/22 at 100.00	A–	3,988,327
2,000	5.000%, 9/01/25	9/22 at 100.00	A–	2,386,160
2,265	5.000%, 9/01/26	9/22 at 100.00	A–	2,680,922

146	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

	Utah, General Obligation Bonds, Series 2009, Trust 2987:
$1,250	18.170%, 7/01/21 (Pre-refunded 7/01/18) (IF)	7/18 at 100.00	AAA	$1,972,450
2,500	18.170%, 7/01/22 (Pre-refunded 7/01/18) (IF)	7/18 at 100.00	AAA	3,944,900

1,385	Weber Basin Water Conservancy District, Utah, Water Revenue Bonds, Refunding Series 2015A, 3.250%, 10/01/37 (WI/DD, Settling 2/11/15)	4/24 at 100.00	AAA	1,389,335
19,085	Total Utah			23,505,993

	Virgin Islands – 0.2%

1,580	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB	1,759,235

6,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	BBB	6,643,080
7,580	Total Virgin Islands			8,402,315

	Virginia – 0.1%

750	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32	No Opt. Call	N/R	767,025

1,260	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,401,624
2,010	Total Virginia			2,168,649

	Washington – 1.1%

2,950	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Series 2007, 5.000%, 1/01/19 – NPFG Insured	1/17 at 100.00	AA–	3,193,198

1,980	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Series 2007, 5.000%, 1/01/19 (Pre-refunded 1/01/17)	1/17 at 100.00	AA– (4)	2,150,577

2,170	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18 (ETM)	No Opt. Call	AA (4)	2,297,401

545	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2006, 5.250%, 12/01/25 (Pre-refunded 12/01/16) – AGM Insured	12/16 at 100.00	AA+ (4)	593,652

265	King County School District 412 Shoreline, Washington, General Obligation Bonds, Series 2008, 5.750%, 12/01/21	12/18 at 100.00	AA+	312,581

1,175	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005, 5.375%, 12/01/22	12/15 at 100.00	Baa2	1,204,869

1,000	Spokane County School District 81, Spokane, Washington, General Obligation Bonds, Series 2005, 5.000%, 6/01/16 (Pre-refunded 6/01/15) – NPFG Insured	6/15 at 100.00	Aa1 (4)	1,016,490

6,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A	6,659,219

	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A:
1,250	5.000%, 11/15/22	No Opt. Call	A+	1,528,513
2,000	5.000%, 11/15/24	5/24 at 100.00	A+	2,495,360

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
3,125	6.250%, 7/01/24	7/19 at 100.00	Baa2	3,551,375
2,000	6.750%, 7/01/29	7/19 at 100.00	Baa2	2,373,300

Nuveen Investments	147

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$3,250	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.125%, 10/01/24	10/19 at 100.00	Baa1	$3,627,455

3,005	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008, Trust 2599, 18.410%, 1/01/16 (IF)	No Opt. Call	Aa1	4,512,158

9,345	Washington, General Obligation Bonds, Series 1992B and Series 1992AT-7, 6.400%, 6/01/17 – NPFG Insured	No Opt. Call	AA+	10,081,479

3,010	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/16 – FGIC Insured	No Opt. Call	AA+	3,000,880

4,415	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds, Whidbey General Series 2013, 5.500%, 12/01/33	12/22 at 100.00	A2	5,188,905
47,485	Total Washington			53,787,412

	West Virginia – 0.1%

1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25	No Opt. Call	A3	1,199,480

1,635	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding Series 2008E, 5.375%, 6/01/28	12/18 at 100.00	A	1,845,490
2,635	Total West Virginia			3,044,970

	Wisconsin – 4.1%

2,000	Franklin, Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management of Wisconsin, Inc. Project, Series 2006A, 4.950%, 11/01/16 (Mandatory put 5/01/16) (Alternative Minimum Tax)	No Opt. Call	A–	2,123,380

	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
335	5.000%, 4/01/20	No Opt. Call	Aa3	399,920
460	5.000%, 4/01/22	No Opt. Call	Aa3	560,317

	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A:
585	5.000%, 12/01/26	11/24 at 100.00	Aa3	710,295
3,855	5.000%, 12/01/27	11/24 at 100.00	Aa3	4,651,019

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A:
1,020	5.000%, 7/15/25	7/21 at 100.00	A	1,184,230
14,370	5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A2	16,546,048

2,060	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.000%, 6/01/30	6/20 at 100.00	Baa2	2,380,124

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Series 2008B:
1,400	4.350%, 8/15/19	No Opt. Call	AA–	1,596,364
8,670	5.500%, 8/15/29	2/20 at 100.00	AA–	10,200,255

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB	2,063,360

2,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, EastCastle Place Inc., Series, 5.750%, 12/01/19	6/15 at 100.00	N/R	2,015,423

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity HealthCare Ministry, Series 2007:
2,275	5.000%, 9/01/20	9/17 at 100.00	BBB+	2,419,349
2,505	5.000%, 9/01/22	9/17 at 100.00	BBB+	2,636,262

148	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$3,455	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A2	$3,595,722

4,860	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	Aa3	5,461,425

1,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/24	8/22 at 100.00	AA	2,086,805

4,365	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	5,055,237

170	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2005, 4.650%, 3/01/15 (ETM)	No Opt. Call	N/R (4)	170,660

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A:
2,455	5.250%, 8/15/19	8/16 at 100.00	A–	2,618,405
11,955	5.250%, 8/15/20	8/16 at 100.00	A–	12,750,724

10,050	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/21	8/16 at 100.00	A–	10,685,864

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015:
815	5.000%, 12/15/23	No Opt. Call	AA–	1,007,601
1,200	5.000%, 12/15/25	12/24 at 100.00	AA–	1,466,700

515	Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds, Series 1977A, 5.800%, 6/01/17 (ETM)	6/15 at 100.00	N/R (4)	554,212

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
9,000	6.000%, 5/01/27	5/19 at 100.00	AA–	10,836,000
1,920	6.000%, 5/01/33	5/19 at 100.00	AA–	2,319,648
5,215	5.750%, 5/01/33	5/19 at 100.00	AA–	6,160,271
41,970	6.000%, 5/01/36	5/19 at 100.00	AA–	50,221,302

5,800	Wisconsin State, General Obligation Bonds, Refunding Series 2014-2, 5.000%, 5/01/24	5/22 at 100.00	AA	7,106,624

5,000	Wisconsin State, General Obligation Bonds, Refunding Series 2014-4, 5.000%, 5/01/25	11/24 at 100.00	AA	6,372,250

10,170	Wisconsin State, General Obligation Bonds, Series 2005I, 5.000%, 5/01/16 – NPFG Insured	5/15 at 100.00	AA	10,294,786

	Wisconsin State, Transportation Revenue Bonds, Series 2014-1:
1,100	5.000%, 7/01/24	7/19 at 100.00	AA+	1,285,702
3,340	5.000%, 7/01/25	7/19 at 100.00	AA+	3,895,141
3,980	5.000%, 7/01/26	7/19 at 100.00	AA+	4,630,133
172,635	Total Wisconsin			198,061,558

	Wyoming – 0.1%

5,500	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30	9/23 at 100.00	BBB	6,130,850
$4,307,830	Total Municipal Bonds (cost $4,495,260,987)			4,801,220,267

Nuveen Investments	149

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$213	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/19	N/R	$38,434

57	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	3.000%	7/15/55	N/R	7,595
$270	Total Corporate Bonds (cost $24,234)				46,029
	Total Long-Term Investments (cost $4,495,285,221)				4,801,266,296

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.1%

	MUNICIPAL BONDS – 0.1%

	California – 0.1%

$2,200	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014A, 6.000%, 7/10/15 (10)		No Opt. Call	N/R	$2,223,342

215	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014B, 6.000%, 7/10/15 (10)		No Opt. Call	N/R	217,281

325	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014C, 6.000%, 7/10/15 (10)		No Opt. Call	N/R	328,448
$2,740	Total Short-Term Investments (cost $2,740,000)				2,769,071
	Total Investments (cost $4,498,025,221) – 99.5%				4,804,035,367
	Other Assets Less Liabilities – 0.5%				24,143,384
	Net Assets – 100%				$4,828,178,751

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$4,801,220,267	$—	$4,801,220,267
Corporate Bonds	—	—	46,029	46,029
Short-Term Investments:
Municipal Bonds	—	—	2,769,071	2,769,071
Total	$—	$4,801,220,267	$2,815,100	$4,804,035,367

150	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments was $4,494,818,418.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$322,562,832
Depreciation	(13,345,883)
Net unrealized appreciation (depreciation) of investments	$309,216,949

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	During July 2010, the original issue for this security (1,000,000 par, 5.40% coupon and May, 15, 2014 maturity) was restructured into two new securities. The first security, which is 30% of the original issue, has 300,000 par, 0.000% coupon and May 15, 2050 maturity. The second security, which is the remaining 70% of the issue, has a 700,000 par, 5.400% coupon and May 15, 2017 maturity. During September 2011, the Adviser concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	During July 2010, the original issue for this security (1,000,000 par, 5.50% coupon and May, 15, 2015 maturity) was restructured into two new securities. The first security, which is 30% of the original issue, has 300,000 par, 0.000% coupon and May 15, 2050 maturity. The second security, which is the remaining 70% of the issue, has a 700,000 par, 5.500% coupon and May 15, 2018 maturity. During September 2011, the Adviser concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(8)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment categorized as Level 3.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Nuveen Investments	151

Nuveen High Yield Municipal Bond Fund

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 100.9%

	MUNICIPAL BONDS – 99.5%

	National – 0.0%

$2,571	Municipal Tax Exempt Asset Trust, Trust Reciept, Series 2010-7 Loma Linda University Behavioral Medicine Center, Inc., 4.390%, 12/01/26	No Opt. Call	N/R	$2,554,906

	Alabama – 1.5%

16,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Green Mountain Management LLC Project, Series 2010, 8.750%, 8/01/30 (4)	8/20 at 100.00	N/R	14,160,480

10,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	4/15 at 100.00	B3	10,043,100

3,865	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1994, 6.450%, 12/01/23 (Alternative Minimum Tax)	4/15 at 100.00	B3	3,881,658

14,480	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37 (Pre-refunded 2/01/17)	2/17 at 101.00	N/R (5)	15,867,474

	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006:
3,425	5.125%, 4/01/17 – AMBAC Insured	4/16 at 100.00	B1	3,466,066
1,900	5.125%, 4/01/19 – AMBAC Insured	4/16 at 100.00	B1	1,911,970
140	5.125%, 4/01/20 – AMBAC Insured	4/16 at 100.00	B1	140,486
2,540	5.125%, 4/01/21 – AMBAC Insured	4/16 at 100.00	B1	2,541,372
2,525	5.000%, 4/01/26 – AMBAC Insured	4/16 at 100.00	B1	2,368,324

	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
655	5.000%, 4/01/21 – NPFG Insured	4/15 at 100.00	AA–	655,445
1,500	5.000%, 4/01/22 – NPFG Insured	4/15 at 100.00	AA–	1,500,825
1,000	5.000%, 4/01/23 – NPFG Insured	4/15 at 100.00	AA–	1,000,430
7,990	5.000%, 4/01/24 – NPFG Insured	4/15 at 100.00	AA–	7,992,077

	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013A:
2,500	5.000%, 10/01/44 – AGM Insured	10/23 at 102.00	AA	2,809,200
6,100	5.250%, 10/01/48 – AGM Insured	10/23 at 102.00	AA	6,933,077

	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C:
16,370	0.000%, 10/01/38 – AGM Insured	10/23 at 105.00	AA	11,661,661
5,000	0.000%, 10/01/42 – AGM Insured	10/23 at 105.00	AA	3,540,900
2,520	0.000%, 10/01/46 – AGM Insured	10/23 at 105.00	AA	1,775,012
10,000	0.000%, 10/01/50 – AGM Insured	10/23 at 105.00	AA	6,979,000

	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D:
34,800	6.000%, 10/01/42	10/23 at 105.00	BBB–	39,483,730
5,000	6.500%, 10/01/53	10/23 at 105.00	BBB–	5,856,950

24,125	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Refunding Bonds, MeadWestvaco Coated Board Project, Series 2012A, 4.125%, 5/15/35 (Alternative Minimum Tax)	No Opt. Call	BBB	24,404,607
172,435	Total Alabama			168,973,844

	Arizona – 3.7%

4,250	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3256, 19.932%, 7/01/27 (IF) (6)	1/18 at 100.00	AA–	5,884,210

152	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3400:
$1,995	22.928%, 1/01/22 (IF)	No Opt. Call	AA–	$3,596,686
980	22.928%, 1/01/22 (IF)	No Opt. Call	AA–	1,766,793

1,750	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 4695, 19.369%, 1/01/31 (IF) (6)	1/18 at 100.00	AA–	2,408,630

2,975	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children’s Hospital, Series 2013D, 5.000%, 2/01/43	2/23 at 100.00	BBB+	3,313,763

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
6,175	5.000%, 2/01/30	2/22 at 100.00	BBB+	6,976,886
11,245	5.000%, 2/01/42	2/22 at 100.00	BBB+	12,346,785

	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A:
2,000	5.000%, 7/01/29 – FGIC Insured	1/16 at 100.00	Ba1	2,042,740
39,410	5.000%, 7/01/36 – FGIC Insured	1/16 at 100.00	Ba1	40,197,804
13,780	5.000%, 7/01/40 – FGIC Insured	1/16 at 100.00	Ba1	14,049,123

	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
655	5.000%, 7/15/29	7/24 at 100.00	N/R	710,983
650	5.000%, 7/15/33	7/24 at 100.00	N/R	701,292
750	5.000%, 7/15/38	7/24 at 100.00	N/R	800,040

1,085	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 5.375%, 7/01/39	7/24 at 100.00	N/R	1,176,270

459	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	4/15 at 100.00	N/R	460,556

3,250	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	BB	3,566,908

420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	7/16 at 100.00	N/R	427,606

13,165	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, fbo Brighter Choice Foundation Charter Middle Schools Project, Albany, New York, Series 2012, 7.500%, 7/01/42	7/22 at 100.00	B+	12,534,528

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
3,000	6.500%, 7/01/34	7/24 at 100.00	N/R	3,448,950
10,000	6.750%, 7/01/44	7/24 at 100.00	N/R	11,623,900

5,365	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona School for the Arts, Series 2011A, 7.750%, 7/01/41	7/21 at 100.00	N/R	5,920,224

	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Painted Rock Academy Charter School Project, Series 2012A:
2,410	7.250%, 7/01/32	7/20 at 100.00	N/R	2,490,590
3,725	7.500%, 7/01/42	7/20 at 100.00	N/R	3,865,731

	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone Montessori School, Series 2004A:
730	7.250%, 11/01/23	11/16 at 100.00	N/R	743,549
1,710	7.500%, 11/01/33	11/16 at 100.00	N/R	1,742,815

Nuveen Investments	153

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc. Project, Series 2014:
$21,375	5.000%, 2/01/29	2/24 at 100.00	B+	$21,700,114
18,000	5.125%, 2/01/34	2/24 at 100.00	B+	18,103,140
22,630	5.375%, 2/01/41	2/24 at 100.00	B+	22,919,890

5,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 – AGM Insured (UB) (6)	6/22 at 100.00	A	5,570,300

	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Tender Option Bond Trust 1086:
2,080	18.466%, 6/01/34 (IF) (6)	6/22 at 100.00	A	3,288,730
1,500	17.519%, 6/01/42 (IF) (6)	6/22 at 100.00	A	2,184,360
375	17.519%, 6/01/42 (IF) (6)	6/22 at 100.00	A	546,090
1,265	17.519%, 6/01/42 (IF) (6)	6/22 at 100.00	A	1,842,144
975	17.497%, 6/01/42 (IF) (6)	6/22 at 100.00	A	1,419,259
775	17.491%, 6/01/42 (IF) (6)	6/22 at 100.00	A	1,128,013

4,945	Phoenix Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Christian Care Manor I and Christian Care Manor II, Inc. Project, Series 2005A, 5.500%, 7/01/35	7/15 at 100.00	Baa2	4,994,796

3,760	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BB–	3,750,412

	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Choice Education and Development, Series 2006:
145	6.000%, 6/01/16	No Opt. Call	N/R	147,168
1,465	6.250%, 6/01/26	6/16 at 100.00	N/R	1,479,108
4,225	6.375%, 6/01/36	6/16 at 100.00	N/R	4,268,898

	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014:
1,000	7.000%, 5/01/34	5/24 at 100.00	N/R	1,062,230
1,800	7.250%, 5/01/44	5/24 at 100.00	N/R	1,914,678

550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34	4/15 at 100.00	BBB–	550,055

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014:
1,860	6.750%, 3/01/34	3/24 at 100.00	N/R	2,015,105
4,990	8.750%, 3/01/44	3/24 at 100.00	N/R	5,382,414

8,790	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A , 9.000%, 2/01/44	2/24 at 100.00	N/R	9,142,655

8,010	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy Traditional School Project, Series 2009, 8.500%, 7/01/39	7/19 at 100.00	N/R	9,105,448

2,250	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, American Charter School Foundation, Series 2007A, 5.625%, 7/01/38	7/17 at 100.00	BB	2,067,773

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012:
4,275	7.375%, 1/01/32	1/22 at 100.00	B	4,291,630
6,695	7.500%, 1/01/42	1/22 at 100.00	B	6,701,494

4,000	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Horizon Community Learning Center Project, Series 2000, 5.250%, 6/01/35	6/15 at 100.00	BBB	4,013,320

154	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010:
$1,195	6.000%, 6/01/40	6/19 at 100.00	BB+	$1,261,920
2,250	6.100%, 6/01/45	6/19 at 100.00	BB+	2,381,153

	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006:
250	5.875%, 6/01/22	6/16 at 100.00	BB+	256,583
1,475	6.000%, 6/01/36	6/16 at 100.00	BB+	1,502,214

2,815	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley Academy Charter School Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	Baa3	2,997,891

3,165	Pima County Industrial Development Authority, Arizona, Lease Revenue Bonds, on behalf of Clark County, Nevada, Detention Facility Project, Tender Option Bond Trust 2835, 15.720%, 3/01/16 (IF) (6)	No Opt. Call	Aa2	4,278,003

	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series 2008:
1,280	6.625%, 12/01/17	No Opt. Call	B–	1,301,670
14,060	7.000%, 12/01/27	12/17 at 102.00	B–	13,744,634

19,225	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	B	22,111,442

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
60	5.250%, 12/01/22	No Opt. Call	A–	71,721
80	5.250%, 12/01/28	No Opt. Call	A–	98,214
26,530	5.500%, 12/01/37	No Opt. Call	A–	31,353,419
2,500	5.000%, 12/01/37	No Opt. Call	A–	3,028,475

4,425	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.900%, 4/01/32	4/17 at 100.00	A–	4,580,318

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,213,476
3,200	6.250%, 12/01/46	12/21 at 100.00	N/R	3,523,744

	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2004A:
1,620	5.850%, 9/01/24	4/15 at 100.00	BB+	1,622,997
1,035	6.125%, 9/01/34	4/15 at 100.00	BB+	1,036,542

	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
1,382	5.400%, 7/01/15	No Opt. Call	N/R	1,396,497
700	5.500%, 7/01/16	No Opt. Call	N/R	722,351
8,126	5.750%, 7/01/22	7/16 at 100.00	N/R	8,383,675
10,973	6.000%, 7/01/30	7/16 at 100.00	N/R	11,289,352

4,340	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Charter Schools, Series 2012, 5.125%, 3/01/42	No Opt. Call	BB+	4,511,126

	Yavapai County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2011:
3,325	7.625%, 3/01/31	3/21 at 100.00	BB+	3,946,044
1,830	7.875%, 3/01/42	3/21 at 100.00	BB+	2,183,721

Nuveen Investments	155

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$1,340	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)	12/17 at 100.00	N/R	$1,289,281
382,950	Total Arizona			412,473,049

	California – 18.5%

	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A:
1,205	5.750%, 6/01/34	6/24 at 100.00	BB+	1,278,131
2,390	6.000%, 6/01/44	6/24 at 100.00	BB+	2,529,791

	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
855	0.000%, 9/01/29 – AGM Insured	No Opt. Call	AA	512,119
10,500	0.000%, 9/01/34 – AGM Insured	No Opt. Call	AA	4,710,300
4,310	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	1,848,473

1,810	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 7.000%, 3/01/31	3/21 at 100.00	Ba2	2,068,124

3,415	Antioch Unified School District, Contra Costa County, California, General Obligation Bonds, Tender Option Bond Trust 1188, 17.446%, 8/01/47 (IF) (6)	8/23 at 100.00	A+	5,258,963

1,000	Arvin Community Redevelopment Agency, California, Tax Allocation Bonds, Arvin Redevelopment Project, Series 2005, 5.125%, 9/01/35	9/15 at 100.00	N/R	1,006,070

255	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	8/17 at 100.00	N/R	263,953

	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007:
3,115	5.000%, 9/01/27	9/17 at 100.00	N/R	3,213,995
7,480	5.000%, 9/01/37	9/17 at 100.00	N/R	7,714,947

	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/42	5/40 at 100.00	Aa2	937,261
11,860	0.000%, 5/01/47	5/40 at 100.00	Aa2	6,532,962

	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2985:
1,085	18.009%, 4/01/31 (IF)	4/17 at 100.00	AA	1,498,982
1,250	20.070%, 4/01/43 (IF)	4/18 at 100.00	AA	2,002,650
1,000	18.570%, 4/01/47 (IF)	4/18 at 100.00	AA	1,555,200
1,250	18.259%, 4/01/47 (IF)	4/18 at 100.00	AA	1,944,000

1,035	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R	1,151,406

1,050	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C, Series 2008A, 6.875%, 9/01/36	9/16 at 100.00	N/R	1,115,027

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,118,840

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8C, Series 2007E, 6.250%, 9/01/38	4/15 at 100.00	N/R	1,001,830

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,455	5.500%, 9/01/24	9/16 at 100.00	N/R	1,487,447
1,875	5.800%, 9/01/35	9/16 at 100.00	N/R	1,915,950

156	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A:
$830	5.600%, 9/01/25	9/15 at 102.00	N/R	$859,100
2,315	5.650%, 9/01/30	9/15 at 102.00	N/R	2,392,576

1,390	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005B, 5.400%, 9/01/35	9/15 at 102.00	N/R	1,432,882

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005C:
855	5.500%, 9/01/29	9/16 at 100.00	N/R	873,639
2,065	5.500%, 9/01/35	9/16 at 100.00	N/R	2,109,583

2,250	Blythe Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Series 2011, 9.750%, 5/01/38	5/21 at 100.00	N/R	3,009,600

4,065	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2003, 0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA–	2,287,172

10,000	California Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower Corporation – Headquarters Project, Series 2010, 8.500%, 4/01/31	4/21 at 100.00	N/R	11,735,300

1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2005A, 5.125%, 6/01/38	6/15 at 100.00	BB–	872,680

7,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	6/15 at 100.00	B–	5,972,120

6,790	California Health Facilities Financing Authority, Hospital Revenue Bonds, Adventist Health System West, Tender Option Bonds Trust 4699, 20.117%, 9/01/28 – NPFG Insured (IF) (6)	9/18 at 100.00	N/R	9,384,052

	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Tender Option Bond Trust 3267:
2,500	20.525%, 5/15/19 (IF) (6)	No Opt. Call	AA	4,747,600
4,000	19.519%, 5/15/31 (IF) (6)	11/21 at 100.00	AA	7,241,440
1,500	20.525%, 11/15/40 (IF) (6)	11/21 at 100.00	AA	2,848,560

	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Tender Option Bond Trust 1270:
1,250	17.479%, 4/01/42 (IF) (6)	4/22 at 100.00	A+	1,920,750
605	17.444%, 4/01/42 (IF) (6)	4/22 at 100.00	A+	928,971

	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Tender Option Trust 4726:
540	18.395%, 8/15/43 (IF) (6)	8/24 at 100.00	AA	911,196
1,250	18.423%, 8/15/51 (IF) (6)	8/22 at 100.00	AA	1,870,150

1,020	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 1384, 22.803%, 10/01/44 (IF) (6)	10/24 at 100.00	AA	1,907,859

	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 3878:
465	22.446%, 10/01/21 (IF) (6)	No Opt. Call	AA	933,027
460	22.697%, 10/01/21 (IF) (6)	No Opt. Call	AA	881,056
3,150	22.636%, 10/01/21 (IF) (6)	No Opt. Call	AA	5,891,918
2,000	22.636%, 10/01/21 (IF) (6)	No Opt. Call	AA	3,740,900
2,000	22.636%, 10/01/21 (IF) (6)	No Opt. Call	AA	3,740,900
845	22.558%, 10/01/21 (IF) (6)	No Opt. Call	AA	1,577,911

1,765	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	2,065,968

Nuveen Investments	157

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 3294:
$2,000	18.120%, 8/15/41 (IF) (6)	8/22 at 100.00	AA	$3,095,760
2,385	18.115%, 8/15/41 (IF) (6)	8/22 at 100.00	AA	3,691,312

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 4448:
1,800	22.389%, 8/15/20 (IF) (6)	No Opt. Call	AA	3,032,730
1,610	22.377%, 8/15/20 (IF) (6)	No Opt. Call	AA	2,711,997

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 11952:
2,500	22.139%, 8/15/18 (IF)	No Opt. Call	AA–	4,624,100
2,000	22.139%, 8/15/18 (IF)	No Opt. Call	AA–	3,699,280

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2015-XF0061:
1,250	19.122%, 11/15/30 (IF)	11/16 at 100.00	AA–	1,628,300
1,870	18.477%, 11/15/39 (IF)	11/16 at 100.00	AA–	2,435,937

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3248:
2,500	22.079%, 8/15/18 (IF) (6)	No Opt. Call	AA–	4,624,100
2,500	22.079%, 8/15/18 (IF) (6)	No Opt. Call	AA–	4,624,100

4,320	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206, 9.447%, 2/01/24 (Alternative Minimum Tax) (IF)	2/17 at 100.00	A–	4,540,190

1,015	California Housing Finance Agency, Multifamily Housing Revenue Bonds, Series 2014A-III, 4.600%, 8/01/39	2/24 at 100.00	AA+	1,082,802

19,250	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39	2/19 at 100.00	Baa1	21,813,523

4,000	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7-Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	4,370,280

245	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7-Alma Academy Elementary School, Taxable Series 2012B, 8.500%, 6/01/16	No Opt. Call	N/R	244,953

2,000	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A, 5.000%, 10/01/44	10/22 at 102.00	BBB–	2,074,400

	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
2,750	5.250%, 8/01/42	No Opt. Call	BB+	2,931,913
675	5.300%, 8/01/47	8/22 at 100.00	BB+	719,118

1,975	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education – Multiple Projects, Series 2014A , 7.000%, 6/01/34	6/22 at 102.00	N/R	2,212,593

920	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education – Multiple Projects, Taxable Series 2014B , 7.250%, 6/01/18	No Opt. Call	N/R	935,668

1,680	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49	8/24 at 100.00	BB	1,752,257

2,600	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BB–	2,580,032

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
965	6.750%, 10/01/28	10/18 at 100.00	N/R	1,030,051
1,000	7.000%, 10/01/39	10/18 at 100.00	N/R	1,070,000

158	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,270	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	$1,400,899

8,735	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45	8/20 at 100.00	N/R	9,724,938

5,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	5,732,550

7,645	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/01/48	11/23 at 100.00	N/R	8,790,756

1,105	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A, 5.250%, 8/15/49	8/24 at 100.00	BBB	1,244,915

3,100	California Municipal Finance Authority, Multifamily Housing Revenue Bonds, Casa Griffin Apartments, Series 2011A-1, 6.000%, 10/01/46	No Opt. Call	BBB	3,419,672

	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A:
570	6.625%, 1/01/32	1/22 at 100.00	N/R	622,195
530	6.875%, 1/01/42	1/22 at 100.00	N/R	579,078

1,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.000%, 1/01/35	1/25 at 100.00	N/R	1,286,870

1,190	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014B, 5.500%, 1/01/19	No Opt. Call	N/R	1,197,390

	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
500	8.000%, 11/01/29	11/19 at 100.00	A3	630,295
1,040	8.500%, 11/01/39	11/19 at 100.00	AA	1,321,414

1,085	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/40	7/24 at 100.00	BBB–	1,234,513

	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
36,305	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	40,336,305
29,750	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	32,744,933

27,170	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Series 2012, 5.000%, 11/21/45	No Opt. Call	Baa3	28,202,732

1,000	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	BBB–	1,046,390

12,000	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 7.000%, 6/01/47	6/20 at 102.00	N/R	13,099,920

	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
2,010	6.400%, 8/01/34	2/24 at 100.00	BB	2,283,461
4,960	6.750%, 8/01/44	2/24 at 100.00	BB	5,717,144

1,300	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 6.750%, 11/01/45	11/24 at 100.00	N/R	1,373,502

690	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.125%, 7/01/44	7/24 at 100.00	BB+	739,307

Nuveen Investments	159

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$5,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New Stockton Courthouse, Series 2014B, 5.000%, 10/01/39	10/24 at 100.00	A1	$5,921,350

10,540	California State, General Obligation Bonds, Tender Option Bond Trust 1338, 17.876%, 9/01/32 (IF) (6)	9/23 at 100.00	Aa3	18,600,254

	California State, General Obligation Bonds, Tender Option Bond Trust 1342:
1,375	17.780%, 10/01/37 (IF) (6)	10/24 at 100.00	Aa3	2,476,155
815	17.727%, 10/01/37 (IF) (6)	10/24 at 100.00	Aa3	1,465,680
1,570	17.698%, 10/01/37 (IF) (6)	10/24 at 100.00	Aa3	2,821,306
15,725	17.780%, 4/01/43 (IF) (6)	4/23 at 100.00	Aa3	26,165,142
1,250	17.780%, 10/01/44 (IF) (6)	10/24 at 100.00	Aa3	2,199,300

4,500	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 20.105%, 3/01/18 – AGM Insured (IF)	No Opt. Call	AA	7,674,840

5,000	California State, General Obligation Bonds, Various Purpose Series 2013, 5.000%, 2/01/43	No Opt. Call	Aa3	5,814,900

	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 1364:
2,500	17.789%, 11/01/43 (IF) (6)	11/23 at 100.00	Aa3	4,264,800
1,875	17.777%, 11/01/43 (IF) (6)	11/23 at 100.00	Aa3	3,197,700
725	17.789%, 5/01/44 (IF) (6)	5/24 at 100.00	Aa3	1,254,743
750	13.764%, 11/01/44 (IF) (6)	11/24 at 100.00	Aa3	978,240

1,250	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 1387, 17.464%, 8/01/35 (IF) (6)	8/24 at 100.00	Aa3	2,249,950

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
53,020	5.250%, 12/01/44	12/24 at 100.00	BBB	59,393,002
70,740	5.500%, 12/01/54	12/24 at 100.00	BBB	80,249,576

1,500	California Statewide Communities Development Authority, Charter School Revenue Bonds – Albert Einstein Academy for Letters, Arts, & Sciences Charter School Series 2012, 6.250%, 11/01/42	No Opt. Call	N/R	1,580,715

1,950	California Statewide Communities Development Authority, Community Facilities District 2012-01, Fancher Creek, Special Tax Bonds, Series 2013A, 5.700%, 9/01/43	9/23 at 100.00	N/R	2,108,009

2,225	California Statewide Communities Development Authority, Educational Facilities Revenue Bonds, Huntington Park Charter School Project, Series 2007A, 5.250%, 7/01/42	7/17 at 100.00	N/R	2,245,003

1,000	California Statewide Communities Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 5.625%, 6/01/33	6/17 at 102.00	N/R	1,039,810

2,000	California Statewide Communities Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2010A, 7.500%, 6/01/42	6/19 at 100.00	N/R	2,250,560

2,410	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	3,257,790

1,415	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	1,826,341

	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010:
225	6.000%, 10/01/29	10/19 at 100.00	BBB+	260,516
4,650	6.250%, 10/01/39	10/19 at 100.00	BBB+	5,372,750

160	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$440	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust 1385, 22.170%, 11/15/49 – AGM Insured (IF) (6)	11/24 at 100.00	AA	$800,954

40,600	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	140,070

2,800	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.698%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA	3,924,928

1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	N/R	1,086,230

500	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	517,300

1,100	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	1,282,875

4,170	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	4,608,601

2,220	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	2,642,333

340	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Taxable Series 2011B, 8.750%, 12/01/18	No Opt. Call	N/R	334,893

5,000	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	5,935,350

6,570	California Statewide Community Development Authority, Infrastructure Program Revenue Bonds, Series 2006A, 5.200%, 9/02/36	9/15 at 103.00	N/R	6,773,013

560	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	4/15 at 100.00	N/R	560,644

	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2007A:
1,000	5.400%, 11/01/27	11/17 at 102.00	N/R	1,052,030
6,280	5.500%, 11/01/38	11/17 at 102.00	N/R	6,564,861

	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2011A:
1,250	7.250%, 11/01/31	11/21 at 100.00	N/R	1,490,675
2,250	7.500%, 11/01/41	11/21 at 100.00	N/R	2,702,948

14,335	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007, 5.000%, 8/15/47	8/17 at 100.00	BBB+	14,894,065

2,255	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/35	7/15 at 100.00	CCC	2,224,332

655	California Statewide Community Development Authority, Revenue Bonds, Drew School, Series 2007, 5.300%, 10/01/37	10/15 at 102.00	N/R	661,550

2,815	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/16 at 100.00	N/R	2,876,733

Nuveen Investments	161

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006:
$1,300	5.000%, 11/01/25	11/16 at 100.00	N/R	$1,327,690
800	5.000%, 11/01/29	11/16 at 100.00	N/R	813,224

	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Tender Option Bond Trust 1185:
5,000	18.825%, 3/01/45 (IF) (6)	3/16 at 100.00	A+	5,869,000
820	18.658%, 3/01/45 (IF) (6)	3/16 at 100.00	A+	961,212

4,115	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	4,168,289

6,915	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 19.172%, 11/15/32 (IF)	5/18 at 100.00	AA–	9,795,235

6,555	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3102, 19.206%, 11/15/48 (IF) (6)	5/18 at 100.00	AA–	9,285,813

1,000	California Statewide Community Development Authority, Senior Living Revenue Bonds, Southern California Presbyterian Homes, Series 2006A, 4.875%, 11/15/36	11/16 at 100.00	BBB–	1,015,100

14,345	Chabot-Las Positas Community College District, California, General Obligation Bonds, Series 2006C, 0.000%, 8/01/46 – AMBAC Insured	No Opt. Call	Aa3	2,984,477

1,000	Chino Public Financing Authority, California, Revenue Refunding Bonds, Series 2012, 5.000%, 9/01/30	9/22 at 100.00	N/R	1,133,080

2,000	Chino, California, Special Tax Bonds, Community Facilities District 03-3 Improvement Area 2, Series 2006, 5.000%, 9/01/31	3/16 at 100.00	N/R	2,022,940

1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	1,066,060

	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
5,000	5.000%, 9/01/22 – AMBAC Insured	9/18 at 100.00	N/R	5,315,400
1,855	5.250%, 9/01/27 – AMBAC Insured	9/18 at 100.00	N/R	1,937,677

2,500	Contra Costa Community College District, Contra Costa County, California, General Obligation Bonds, Tender Option Trust 2013-10A, 18.348%, 8/01/38 (IF)	8/23 at 100.00	Aa1	4,303,600

	Corona-Norco Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Junior Lien Series 2013B:
1,015	5.000%, 9/01/32	9/23 at 100.00	N/R	1,140,911
500	5.000%, 9/01/35	9/23 at 100.00	N/R	557,940

	Dana Point, California, Special Tax Bonds, Community Facilities District No. 2006-1, Series 2014:
1,000	5.000%, 9/01/38	9/23 at 100.00	N/R	1,141,160
1,250	5.000%, 9/01/45	9/23 at 100.00	N/R	1,408,713

	Desert Hot Springs Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Series 2008A-2:
1,000	5.000%, 9/01/23	9/18 at 100.00	CCC+	898,600
2,000	5.250%, 9/01/28	9/18 at 100.00	CCC+	1,756,820
2,000	5.750%, 9/01/38	9/18 at 100.00	CCC+	1,782,700

5,000	East Side Union High School District, Santa Clara County, California, General Obligation Bonds, Tender Option Bond Trust 3171, 17.970%, 8/01/33 – AGC Insured (IF)	8/19 at 100.00	AA	7,551,000

5,150	El Dorado County, California, Special Tax Bonds, Blackstone Community Facilities District 2005-1, Series 2005, 5.250%, 9/01/35	9/16 at 100.00	N/R	5,247,387

162	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007:
$6,100	5.200%, 9/01/27	9/15 at 102.00	N/R	$6,288,734
15,470	5.250%, 9/01/37	9/15 at 102.00	N/R	15,822,097

	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A:
4,000	0.000%, 4/01/32 – SYNCORA GTY Insured	No Opt. Call	A+	1,977,640
5,480	0.000%, 4/01/33 – SYNCORA GTY Insured	No Opt. Call	A+	2,540,966
5,480	0.000%, 4/01/34 – SYNCORA GTY Insured	No Opt. Call	A+	2,417,502

4,000	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	4,434,960

1,500	Fillmore Redevelopment Agency, Ventura County, California, Central City Redevelopment Project, Subordinate Lien Tax Allocation Bonds, Series 2006A, 5.375%, 5/01/31	11/16 at 100.00	N/R	1,517,235

2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana Redevelopment Project, Tender Option Bonds Trust 1013, 18.956%, 9/01/32 – AMBAC Insured (IF) (6)	4/15 at 100.00	A+	2,635,600

	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North, Series 2006:
3,610	5.000%, 9/01/26	9/15 at 101.00	N/R	3,688,662
3,000	5.000%, 9/01/36	9/15 at 101.00	N/R	3,064,410

6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.250%, 1/15/33	1/24 at 100.00	BB+	7,875,465

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
5,000	0.000%, 1/15/29 – AGM Insured	No Opt. Call	AA	3,848,200
11,000	0.000%, 1/15/32 – AGM Insured	1/31 at 100.00	AA	8,551,950
5,000	0.000%, 1/15/37 – AGM Insured	No Opt. Call	AA	2,018,000
9,955	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	AA	11,233,421
4,500	5.750%, 1/15/46	1/24 at 100.00	BBB–	5,337,450
7,500	6.000%, 1/15/49	1/24 at 100.00	BBB–	9,001,350
3,665	6.000%, 1/15/53	1/24 at 100.00	BBB–	4,386,125

21,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 (Pre-refunded 2/19/15) – NPFG Insured	2/15 at 100.00	AA– (5)	21,052,288

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bond Trust 1011:
750	17.609%, 6/01/38 – FGIC Insured (IF) (6)	6/15 at 100.00	A1	798,750
2,500	17.609%, 6/01/38 – FGIC Insured (IF) (6)	6/15 at 100.00	A1	2,662,500
2,500	17.609%, 6/01/38 – FGIC Insured (IF) (6)	6/15 at 100.00	A1	2,662,500
2,500	17.609%, 6/01/38 – FGIC Insured (IF) (6)	6/15 at 100.00	A1	2,662,500
1,560	17.595%, 6/01/38 – FGIC Insured (IF) (6)	6/15 at 100.00	A1	1,661,306
1,750	17.609%, 6/01/45 (IF) (6)	6/15 at 100.00	A1	1,858,500
980	17.588%, 6/01/45 (IF) (6)	6/15 at 100.00	A1	1,040,682
5,450	17.617%, 6/01/45 – AMBAC Insured (IF) (6)	6/15 at 100.00	A1	5,788,009
2,250	17.609%, 6/01/45 – AMBAC Insured (IF) (6)	6/15 at 100.00	A1	2,389,500
1,880	17.587%, 6/01/45 – AMBAC Insured (IF) (6)	6/15 at 100.00	A1	1,996,391
370	17.436%, 6/01/45 – AMBAC Insured (IF) (6)	6/15 at 100.00	A1	392,707

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bond Trust 1211:
800	22.191%, 6/01/45 – AGC Insured (IF) (6)	6/15 at 100.00	AA	861,920
3,400	21.466%, 6/01/45 – AGC Insured (IF) (6)	6/15 at 100.00	AA	3,663,500

Nuveen Investments	163

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)
$1,975	21.466%, 6/01/45 – AGC Insured (IF) (6)	6/15 at 100.00	AA	$2,128,063
990	21.466%, 6/01/45 – AGM Insured (IF) (6)	6/15 at 100.00	AA	1,066,725

7,575	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bonds Trust 3107, 18.062%, 6/01/45 – AMBAC Insured (IF)	6/15 at 100.00	AA+	8,055,937

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bonds Trust 4686:
5,500	9.077%, 6/01/45 – AGC Insured (IF) (6)	6/15 at 100.00	AA	5,670,500
550	9.077%, 6/01/45 – AGC Insured (IF) (6)	6/15 at 100.00	AA	567,050

31,935	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured (UB)	6/15 at 100.00	A1	32,429,993

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
48,500	5.000%, 6/01/33	6/17 at 100.00	B	42,240,103
86,255	5.750%, 6/01/47	6/17 at 100.00	B	76,707,432
53,015	5.125%, 6/01/47	6/17 at 100.00	B	43,152,089

96,635	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B	83,652,086

1,535	Gonzales Redevelopment Agency, Monterey County, California, Tax Allocation Refunding Bonds, Gonzalez Redevelopment Project, Series 2011, 8.000%, 12/01/44	12/21 at 100.00	BB–	1,790,977

1,875	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 3253, 23.041%, 1/15/19 (IF) (6)	No Opt. Call	Aa2	3,731,550

1,000	Hawthorne, California, Special Tax Bonds, Community Facilities District 2006-1, South Bay, Series 2006, 4.600%, 9/01/21	9/16 at 102.00	N/R	1,054,590

	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
5,675	5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	N/R	5,697,927
6,780	5.000%, 8/01/35 – AMBAC Insured	8/15 at 100.00	N/R	6,798,306
3,750	4.750%, 8/01/35 – AMBAC Insured	8/15 at 100.00	N/R	3,755,888

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
3,250	5.500%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	N/R	3,417,765
1,000	5.500%, 9/01/27 – SYNCORA GTY Insured	No Opt. Call	N/R	1,049,170
3,050	5.000%, 9/01/31 – SYNCORA GTY Insured	9/17 at 100.00	N/R	3,163,857
4,245	5.000%, 9/01/37 – SYNCORA GTY Insured	9/17 at 100.00	N/R	4,374,473

2,935	Imperial, California, Special Tax Bonds, Community Facilities District 2006-2 Savanna Ranch Improvement Area 1, Series 2006, 5.000%, 9/01/37	9/16 at 100.00	N/R	2,997,134

1,000	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates Project, Series 2006A, 5.125%, 5/15/41	5/16 at 100.00	A+	1,018,260

3,345	Independent Cities Lease Finance Authority, California, Second Senior Subordinate Lien Revenue Bonds, Caritas Affordable Housing Project Mobile Home Park, Series 2005C, 7.000%, 9/01/40 (Pre-refunded 9/01/15)	9/15 at 100.00	N/R (5)	3,479,469

1,510	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	8/18 at 100.00	BBB–	1,631,766

2,050	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2005, 5.100%, 9/01/30	9/15 at 102.00	N/R	2,111,008

164	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$42,730	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 0.000%, 6/01/36	6/17 at 28.99	B–	$8,371,234

	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014:
750	5.000%, 9/01/44	9/24 at 100.00	N/R	856,013
2,750	5.000%, 9/01/49	9/24 at 100.00	N/R	3,131,425

	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 33 Eastvale Area, Series 2014:
3,260	5.000%, 9/01/43	9/24 at 100.00	N/R	3,638,356
3,140	5.000%, 9/01/43	9/24 at 100.00	N/R	3,504,428

1,225	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014A, 5.000%, 9/01/42	9/24 at 100.00	BBB+	1,394,908

4,970	King Community Development Agency, California, Tax Allocation Bonds, King City Redevelopment Project, Series 2011, 7.250%, 8/01/34	8/21 at 100.00	N/R	5,952,370

1,100	La Verne, California, Certificates of Participation, Brethren Hillcrest Homes, Series 2014, 5.000%, 5/15/36	5/22 at 101.00	BBB–	1,209,010

1,120	La Verne, California, Mobile Home Park Revenue Refunding Bonds, Copacabana Mobile Home Park, Series 2014, 5.000%, 6/15/44	6/24 at 100.00	A	1,223,275

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
535	5.000%, 9/01/34	No Opt. Call	N/R	615,213
260	5.000%, 9/01/40	No Opt. Call	N/R	295,071

1,000	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2012C, 5.000%, 9/01/42	No Opt. Call	N/R	1,109,230

1,180	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Series 2012A, 5.250%, 9/01/38	9/22 at 100.00	N/R	1,289,103

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2, Canyon Hills Improvement Area B, Series 2006A:
3,000	5.100%, 9/01/26	3/15 at 100.00	N/R	3,004,680
6,750	5.150%, 9/01/36	3/15 at 100.00	N/R	6,758,235

1,195	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 1,Series 2005, 5.250%, 9/01/30	9/15 at 102.00	N/R	1,234,435

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 2, Series 2006:
910	5.200%, 9/01/26	3/15 at 100.00	N/R	911,838
8,625	5.250%, 9/01/37	3/15 at 100.00	N/R	8,639,231

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006A:
980	5.200%, 9/01/26	3/15 at 100.00	N/R	981,940
1,505	5.350%, 9/01/36	3/15 at 100.00	N/R	1,507,709

11,530	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-2 Improvement Area A, Series 2005A, 5.450%, 9/01/36	3/15 at 100.00	N/R	11,531,384

7,590	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2010, 0.000%, 8/01/45 – AGM Insured	No Opt. Call	AA	4,309,374

	Lammersville Joint Unified School District, California, Community Facilities District 2007-1, Mountain House – Shea Homes, Improvement Area 1 Special Tax Bonds, Series 2013:
1,500	6.000%, 9/01/38	9/23 at 100.00	N/R	1,805,175
1,000	6.000%, 9/01/43	9/23 at 100.00	N/R	1,199,590

Nuveen Investments	165

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 0.000%, 9/01/29	9/22 at 100.00	N/R	$1,080,010

	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009:
2,000	6.875%, 8/01/34	8/19 at 100.00	BBB	2,405,900
1,045	6.875%, 8/01/39	No Opt. Call	BBB	1,234,897

1,400	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (5)	1,773,142

645	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003, 6.000%, 6/01/35	6/15 at 100.00	N/R	650,102

1,095	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.375%, 9/01/35	9/23 at 100.00	N/R	1,252,198

1,825	Lincoln, California, Special Tax Bonds, Community Facilities District 2005-1 Sorrento Project, Series 2014A, 5.000%, 9/01/43	9/24 at 100.00	N/R	1,987,261

2,565	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A	3,280,866

1,765	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42	8/29 at 100.00	AA–	1,392,303

2,500	Los Angeles County Regional Financing Authority, California, Insured Revenue Bonds, Montecedro Inc. Project, Series 2014A, 5.000%, 11/15/44	11/22 at 100.00	A+	2,827,375

6,365	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	7/22 at 100.00	N/R	6,695,789

1,875	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 10-27B, 18.438%, 5/15/40 (IF) (6)	5/20 at 100.00	AA	3,041,850

	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender Option Bond Trust 3345:
1,150	18.397%, 7/01/20 (IF) (6)	No Opt. Call	AA–	1,911,611
1,715	18.429%, 1/01/22 (IF) (6)	No Opt. Call	AA–	2,932,513

2,420	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Tender Option Bond Trust 3403, 22.923%, 7/01/22 (IF)	No Opt. Call	AA	4,720,162

2,500	Los Angeles, California, Wastewater System Revenue Bonds, Tender Option Bond Trust 2009-2W, 20.759%, 6/01/34 (IF) (6)	6/19 at 100.00	AA+	4,414,500

1,000	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	1,249,840

	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011A:
1,185	7.000%, 8/01/26	8/21 at 100.00	A–	1,547,492
2,650	7.250%, 8/01/31	8/21 at 100.00	A–	3,380,897
10,010	7.500%, 8/01/41	8/21 at 100.00	A–	12,781,969

3,950	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011B, 7.500%, 8/01/41	8/21 at 100.00	A–	5,098,147

625	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/26	9/15 at 100.00	N/R	633,256

166	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Improvement Area 1, Series 2015:
$2,240	5.000%, 9/01/39	No Opt. Call	N/R	$2,417,453
2,950	5.000%, 9/01/44	No Opt. Call	N/R	3,173,138
1,000	4.250%, 9/01/44	No Opt. Call	N/R	1,006,630

1,750	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Improvement Area 2, Series 2013, 6.000%, 9/01/43	9/23 at 100.00	N/R	1,805,703

1,500	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 6.250%, 9/01/29	9/19 at 100.00	N/R	1,582,200

	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006:
1,270	5.250%, 9/01/26	9/15 at 100.00	N/R	1,105,624
1,245	5.300%, 9/01/36	9/15 at 100.00	N/R	988,655

	Monrovia Redevelopment Agency, California, Central Project Area 1 Housing Tax Allocation Bonds, Series 2011:
1,540	6.500%, 5/01/26	5/21 at 100.00	BBB+	1,939,892
1,075	6.900%, 5/01/36	5/21 at 100.00	BBB+	1,326,625

1,800	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38	9/24 at 100.00	N/R	2,034,324

615	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	622,177

220	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.000%, 9/01/26	9/15 at 101.00	N/R	224,833

1,000	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2005-3, Series 2007, 5.000%, 9/01/37	9/15 at 102.00	N/R	1,031,140

	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007:
1,010	5.000%, 9/01/27	9/17 at 100.00	N/R	1,052,875
1,325	5.000%, 9/01/37	9/17 at 100.00	N/R	1,367,400

2,785	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	3,972,858

2,000	Murrieta Public Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/31	9/22 at 100.00	BBB–	2,249,320

1,245	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.200%, 9/01/35	9/15 at 100.00	N/R	1,247,129

2,505	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32	8/21 at 100.00	A–	3,222,683

3,390	Newman-Crows Landing Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election, Series 2010B, 0.000%, 8/01/49 – AGM Insured	No Opt. Call	AA	2,300,183

2,305	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 – AGM Insured	8/37 at 100.00	AA	1,194,682

2,485	Palm Desert, California, Limited Obligation Improvement Bonds, Section 29 Assessment District 2004-02, Series 2007, 5.100%, 9/02/37	9/15 at 103.00	N/R	2,562,209

Nuveen Investments	167

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
$2,095	5.250%, 9/01/26	9/15 at 101.00	N/R	$2,139,540
4,640	5.450%, 9/01/32	9/16 at 100.00	N/R	4,738,507
5,515	5.500%, 9/01/36	9/16 at 100.00	N/R	5,631,697

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2007:
2,700	5.150%, 9/01/27	9/15 at 102.00	N/R	2,784,402
8,110	5.200%, 9/01/37	9/15 at 102.00	N/R	8,361,572

	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010:
1,080	7.000%, 4/01/25	10/15 at 102.00	BB	1,067,515
1,605	7.500%, 4/01/35	10/15 at 102.00	BB	1,611,388

	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002:
1,230	0.000%, 12/01/31 – AMBAC Insured	No Opt. Call	A–	595,517
1,225	0.000%, 12/01/32 – AMBAC Insured	No Opt. Call	A–	566,109

2,855	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.400%, 9/01/35	9/15 at 101.00	N/R	2,916,754

5,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Ba1	5,890,482

17,360	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Ba1	18,775,187

3,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 – AGC Insured	8/29 at 100.00	AA	3,283,290

2,000	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 11872, 17.861%, 2/01/16 – NPFG Insured (IF)	No Opt. Call	AA–	2,650,160

	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683:
3,750	18.102%, 8/01/37 – NPFG Insured (IF) (6)	8/17 at 100.00	AA–	4,969,050
7,000	18.102%, 8/01/37 – NPFG Insured (IF) (6)	8/17 at 100.00	AA–	9,275,560

3,200	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39	9/23 at 100.00	N/R	3,707,456

16,650	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39	9/23 at 100.00	N/R	19,371,276

5,000	Peralta Community College District, Alameda County, California, General Obligation Bonds, Series 2009, Trust 3019, 17.902%, 8/01/37 – AGM Insured (IF) (6)	8/17 at 100.00	AA	6,962,200

285	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	10/20 at 100.00	A	338,121

	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms Improvement Area 4, Series 2005A:
1,290	5.100%, 9/01/30	9/15 at 102.00	N/R	1,328,390
2,475	5.150%, 9/01/35	9/15 at 102.00	N/R	2,546,330

1,050	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Villages of Avalon, Series 2005, 5.150%, 9/01/32	4/15 at 100.00	N/R	1,051,701

1,365	Perris, California, Special Tax Bonds, Community Facilities District 2004-3, Monument Ranch Improvement Area 2, Series 2005A, 5.300%, 9/01/35	9/15 at 102.00	N/R	1,407,138

168	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,900	Pico Rivera Water Authority, California, Water System Project, Revenue Refunding Bonds, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	AA–	$4,589,754

17,000	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB–	19,199,630

2,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	1,419,650

4,360	Pittsburg Redevelopment Agency, California, Tax Allocation Refunding Bonds, Los Medanos Community Development Project, Series 2006C, 4.250%, 9/01/34 – AMBAC Insured	9/16 at 100.00	BBB–	4,381,451

1,455	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AX, 5.000%, 2/01/41	2/17 at 100.00	BBB–	1,487,374

1,285	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007, 5.125%, 2/01/33	8/15 at 100.00	BBB–	1,293,558

8,000	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 10/01/41 – BAM Insured	10/23 at 100.00	AA	9,160,560

3,895	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2004-1 Sunridge Park Area, Series 2007, 6.125%, 9/01/37	9/17 at 100.00	N/R	4,131,699

4,405	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	10/15 at 102.00	N/R	4,509,090

1,000	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Refunding Series 2012, 5.000%, 9/01/37	No Opt. Call	N/R	1,067,540

1,000	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Series 2005, 5.500%, 9/01/37	9/15 at 100.00	N/R	1,010,600

4,745	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A, 5.000%, 7/01/38	7/17 at 100.00	Baa2	4,929,296

	Redwood City, California, Special Tax Bonds, Community Facilities District 2010-1 One Marina, Series 2011:
775	7.500%, 9/01/31	9/16 at 103.00	N/R	851,012
1,440	7.750%, 9/01/41	9/16 at 103.00	N/R	1,585,022

1,445	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District 1, Refunding Series 2014, 5.000%, 9/01/35	9/24 at 100.00	N/R	1,628,963

31,284	River Rock Entertainment Authority, California, Revenue Bonds, Senior Notes Series 2011B, 8.000%, 11/01/18 (4)	11/15 at 104.00	N/R	3,115,574

1,315	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Desert Communities Redevelopment Project, Refunding Series 2014A, 5.000%, 10/01/31 – AGM Insured	10/24 at 100.00	AA	1,552,423

720	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, Refunding Series 2014E, 5.000%, 10/01/31 – AGM Insured	10/24 at 100.00	AA	849,996

	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Refunding Series 2014A:
1,000	5.000%, 10/01/31 – AGM Insured	10/24 at 100.00	AA	1,180,550
1,045	5.000%, 10/01/32 – AGM Insured	10/24 at 100.00	AA	1,227,885

1,500	Riverside County Redevelopment Agency, California, Desert Communities Redevelopment Project Area Tax Allocation Bonds, Series 2010D, 6.000%, 10/01/30	10/20 at 100.00	A–	1,793,130

Nuveen Investments	169

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien Series 2011E:
$7,100	0.000%, 12/01/41	No Opt. Call	BBB	$1,379,246
7,075	0.000%, 12/01/42	No Opt. Call	BBB	1,275,269
7,050	0.000%, 12/01/43	No Opt. Call	BBB	1,117,707
5,600	0.000%, 12/01/44	No Opt. Call	BBB	832,888

5,000	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 0.000%, 10/01/39	No Opt. Call	A–	1,679,300

1,000	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42	10/21 at 100.00	A–	1,259,840

1,410	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 5.000%, 9/01/42	9/22 at 100.00	N/R	1,564,014

2,955	Riverside Unified School District, Riverside County, California, General Obligation Bonds, Series 2009, Trust 3017, 17.438%, 9/01/25 – AGC Insured (IF)	8/15 at 100.00	AA	3,182,919

	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
550	0.000%, 9/01/36 – NPFG Insured	No Opt. Call	AA–	205,882
660	0.000%, 9/01/37 – NPFG Insured	No Opt. Call	AA–	234,511

1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	9/15 at 102.00	N/R	1,031,230

7,085	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch, Series 2006, 5.250%, 9/01/36	9/16 at 100.00	N/R	7,236,123

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014:
1,880	5.000%, 9/01/39	9/24 at 100.00	N/R	1,926,455
1,395	5.000%, 9/01/44	9/24 at 100.00	N/R	1,424,783

1,800	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Series 2005, 5.200%, 9/01/36	9/15 at 100.00	N/R	1,805,508

3,000	Roseville, California, Special Tax Bonds, Community Facilities District 5 Stone Point, Series 2006, 5.250%, 9/01/36	9/15 at 101.00	N/R	3,063,840

	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 4698:
2,500	18.705%, 12/01/30 – AMBAC Insured (IF) (6)	No Opt. Call	A+	5,261,000
3,000	18.705%, 12/01/30 – AMBAC Insured (IF) (6)	No Opt. Call	A+	6,313,200
6,580	18.705%, 12/01/33 – AMBAC Insured (IF) (6)	No Opt. Call	A+	14,254,912

1,790	Sacramento City Financing Authority, California, Master Lease Program Facilities Revenue Bonds, Tender Option Bond Trust 1114, 18.730%, 12/01/30 – AMBAC Insured (IF) (6)	No Opt. Call	A+	3,762,723

5,945	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	6,346,288

2,740	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	AA–	3,006,849

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
4,000	8.000%, 12/01/31	12/21 at 100.00	BB	5,269,640
16,730	7.500%, 12/01/41	12/21 at 100.00	BB	21,003,511

2,670	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Refunding Subordinate Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A	3,065,400

170	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,935	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 3504, 20.000%, 2/01/33 (IF)	8/19 at 100.00	Aa2	$5,058,825

2,725	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2010C, 0.000%, 7/01/48	No Opt. Call	AA–	1,725,443

1,290	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust Series 1381, 17.759%, 5/01/44 (IF) (6)	5/24 at 100.00	A+	2,241,814

4,285	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust Series 1382, 17.714%, 5/01/44 (Alternative Minimum Tax) (IF) (6)	5/24 at 100.00	A+	6,824,805

5,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/44	No Opt. Call	N/R	5,529,450

1,250	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A, 5.000%, 8/01/43	8/24 at 100.00	BBB+	1,428,713

	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	8/15 at 100.00	N/R	558,841
3,020	0.000%, 8/01/34	8/15 at 100.00	N/R	961,930

500	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39	8/19 at 100.00	A–	591,105

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B:
31,500	5.250%, 1/15/44	1/25 at 100.00	BB+	35,035,873
21,000	5.250%, 1/15/49	1/25 at 100.00	BB+	23,174,760

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
45,000	5.000%, 1/15/44	1/25 at 100.00	BBB–	50,148,898
1,600	5.000%, 1/15/50	1/25 at 100.00	BBB–	1,746,832

8,240	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2007B, 4.250%, 8/01/36 – SYNCORA GTY Insured	8/17 at 100.00	BBB	8,372,829

	San Jose, California, Airport Revenue Bonds, Tender Option Bond Trust 3923:
1,500	17.996%, 9/01/31 – AMBAC Insured (IF) (6)	3/17 at 100.00	AA	1,916,880
470	17.904%, 9/01/30 – AMBAC Insured (IF) (6)	3/17 at 100.00	AA	599,927

3,860	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water Project, Tender Option Bond Trust 3030, 18.165%, 9/01/38 – NPFG Insured (IF)	9/17 at 100.00	AA+	5,348,840

5,350	Santa Ana Unified School District (1999 Financing Project) Certificates of Participation (Orange County, California), 0.000%, 4/01/32 – AGM Insured	No Opt. Call	AA	2,786,762

8,180	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39	4/15 at 100.00	N/R	8,188,753

500	Santa Margarita Water District, California, Special Tax Bonds, Community Facilities District 99-1 Talega, Series 2013B, 5.000%, 9/01/38	9/24 at 100.00	N/R	582,155

3,250	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/41	2/21 at 100.00	A	4,004,260

2,500	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	3/15 at 103.00	N/R	2,529,600

Nuveen Investments	171

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Saugus-Castaic School Facilities Financing Authority, California, Community Facilities District 2006-1C, Special Tax Bonds, Series 2013:
$1,370	5.875%, 9/01/33	9/23 at 100.00	N/R	$1,628,656
3,480	6.000%, 9/01/43	9/23 at 100.00	N/R	4,089,244

1,170	Shafter Community Development Agency, Kern County, California, Tax Allocation Bonds, Shafter Community Development Project Area 2, Refunding Series 2006A, 5.450%, 11/01/36	11/16 at 100.00	N/R	1,199,894

900	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (5)	983,340

22,000	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A, 0.000%, 6/01/36	6/17 at 34.85	BB	4,524,960

1,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 5.000%, 11/01/33	No Opt. Call	A	1,217,340

	Stockton Public Financing Authority, California, Lease Revenue Bonds, Refunding Series 2006A:
1,710	4.500%, 8/01/28 – NPFG Insured	4/15 at 100.00	AA–	1,609,144
1,000	4.500%, 8/01/31 – NPFG Insured	4/15 at 100.00	AA–	963,860

1,300	Stockton Public Financing Authority, California, Water Revenue Bonds, Delta Water Supply Project, Series 2010A, 6.250%, 10/01/40	10/23 at 100.00	A–	1,556,022

1,000	Stockton Redevelopment Agency, California, Revenue Bonds, Stockton Events Center Arena Project, Series 2004, 5.000%, 9/01/36 – FGIC Insured	4/15 at 100.00	AA–	1,000,180

	Stockton, California, Community Facilities District 2006-3, Northbrook Woodside Improvement Area 1 Special Tax Bonds, Series 2007:
1,935	6.125%, 9/01/31	9/15 at 102.00	N/R	1,996,030
2,930	6.250%, 9/01/37	9/15 at 102.00	N/R	3,022,676

7,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/17 at 102.00	N/R	7,735,725

3,500	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2002-1, Series 2014A, 5.000%, 9/01/39	3/24 at 100.00	BBB+	3,963,715

6,000	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	No Opt. Call	N/R	6,299,220

	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 03-02 Roripaugh, Series 2006:
6,650	5.450%, 9/01/26	9/15 at 101.00	N/R	6,696,816
18,565	5.500%, 9/01/36	9/15 at 101.00	N/R	18,639,446

6,950	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Tender Option Bond Trust 2013-21U, 19.361%, 5/15/38 (IF) (6)	5/23 at 100.00	AA–	12,549,754

	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
13,745	5.375%, 6/01/38	6/15 at 100.00	B–	12,101,235
6,115	5.500%, 6/01/45	6/15 at 100.00	B–	5,070,130

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A:
7,180	5.000%, 6/01/37	4/15 at 100.00	BB+	6,199,427
33,850	5.125%, 6/01/46	4/15 at 100.00	B+	29,009,450

172	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Tulare Local Health Care District, California, Revenue Bonds, Series 2007:
$525	5.000%, 11/01/15	No Opt. Call	B	$527,966
550	5.000%, 11/01/16	No Opt. Call	B	553,306
835	5.100%, 11/01/27	11/17 at 100.00	B	768,041
2,785	5.200%, 11/01/32	11/17 at 100.00	B	2,532,651

1,210	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39	3/21 at 100.00	BBB+	1,527,601

	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A:
760	7.400%, 9/01/32	9/21 at 100.00	BBB+	968,035
4,110	7.650%, 9/01/42	9/21 at 100.00	BBB+	5,296,393

1,565	University of California, General Revenue Bonds, Limited Project, Tender Option Bond Trust 3353, 18.451%, 5/15/20 (IF) (6)	No Opt. Call	AA–	2,516,395

2,500	University of California, General Revenue Bonds, Tender Option Bond Trust 1189, 18.423%, 5/15/36 (IF) (6)	5/23 at 100.00	AA	4,303,900

2,625	University of California, General Revenue Bonds, Tender Option Bond Trust 2013-24U, 18.361%, 5/15/39 (IF) (6)	5/23 at 100.00	AA	4,484,760

3,774	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	No Opt. Call	N/R	3,761,772

6,500	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2013B, 0.000%, 8/01/35 – AGM Insured	No Opt. Call	AA	2,819,830

600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A–	767,820

3,630	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	4,088,687

1,800	West Sacramento, California, Special Tax Bonds, Community Facilities District 14 Newport Estates, Refunding & capital Projects, Series 2014, 4.375%, 9/01/36	9/24 at 100.00	N/R	1,933,470

	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diablo Grande Community Facilities District 1, Series 2005:
1,000	5.625%, 9/01/24	9/15 at 100.00	N/R	1,004,030
3,755	5.800%, 9/01/31	9/15 at 100.00	N/R	3,766,941

3,885	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A	4,470,703

700	Westside Union School District, California, Special Tax Bonds, Community Facilities District 2005-3, Series 2006, 5.000%, 9/01/26	9/15 at 101.00	N/R	715,379

2,000	Whittier, California, Health Facility Revenue Bonds, PIH Health-Presbyterian Intercommunity Hospital, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A+	2,317,340

1,195	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project, Series 2007, 5.250%, 9/01/39 – RAAI Insured	9/17 at 100.00	N/R	1,248,452

7,270	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005, 5.125%, 9/01/35	3/15 at 100.00	N/R	7,280,687
2,078,223	Total California			2,064,855,584

Nuveen Investments	173

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado – 6.8%

	Adonea Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005A:
$3,000	6.125%, 12/01/25 (7)	12/15 at 100.00	N/R	$1,708,980
5,380	6.250%, 12/01/35 (8)	12/15 at 100.00	N/R	3,031,738

6,210	Alpine Mountain Ranch Metropolitan District, Special Improvement District 1, Routt County, Colorado, Special Assessment Revenue Bonds, Series 2011, 9.000%, 12/01/30	12/20 at 100.00	N/R	6,818,270

25,503	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2005, 6.750%, 12/01/35	12/15 at 100.00	N/R	25,600,676

3,500	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	1,970,710

	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006:
3,800	5.250%, 10/01/32 – SYNCORA GTY Insured	10/16 at 100.00	BBB–	3,876,988
13,160	5.250%, 10/01/40 – SYNCORA GTY Insured	10/16 at 100.00	BBB–	13,403,197

5,065	Beacon Point Metropolitan District, Colorado, General Obligation Bonds, Limited Tax Series 2014, 6.500%, 12/15/45	4/15 at 100.00	N/R	3,217,491

2,000	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23	7/18 at 100.00	N/R	2,069,180

125	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding Series 2007A, 5.000%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	125,816

	Bromley Park Metropolitan District 3, Brighton, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007:
155	4.250%, 12/01/19 – RAAI Insured	12/17 at 100.00	N/R	158,112
1,555	4.625%, 12/01/29 – RAAI Insured	12/17 at 100.00	N/R	1,524,646
4,315	4.750%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	4,106,758

1,495	Buckhorn Valley Metropolitan District 2, Gypsum, Eagle County, Colorado, General Obligation Bonds, Series 2003, 7.000%, 12/01/23 (4)	4/15 at 100.00	N/R	538,962

5,870	Buckhorn Valley Metropolitan District 2, Gypsum, Eagle County, Colorado, General Obligation Limited Tax Refunding and Improvement Bonds, Series 2010, 8.500%, 12/01/39 (4)	12/19 at 100.00	N/R	2,070,760

1,425	Buckley Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	1,081,903

530	Castle Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.000%, 12/01/25 (Pre-refunded 12/01/15)	12/15 at 100.00	N/R (5)	554,709

4,010	Castle Oaks Metropolitan District, In the Town of Castle Rock, Douglas County, Colorado, General Obligation Bonds, Limited Tax Refunding and Improvement Series 2012, 5.500%, 12/01/22	No Opt. Call	N/R	4,048,777

2,950	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	12/19 at 100.00	N/R	2,983,896

	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2013A:
1,625	6.000%, 12/01/38	12/23 at 100.00	BBB	1,990,950
625	5.625%, 12/01/38	12/23 at 100.00	BBB	745,069

1,380	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2014, 5.000%, 12/01/43	12/23 at 100.00	BB+	1,456,907

6,000	Cimarron Metropolitan District, Arvada, Colorado, Limited Tax Revenue Bonds, Convertible to Unlimited Tax, Series 2012, 6.000%, 12/01/22	10/17 at 100.00	N/R	6,059,940

174	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$3,290	City Center West Residential Metropolitan District, Greeley, Colorado, General Obligation and Special Revenue Bonds, Limited Tax Series 2014A, 6.250%, 12/01/44	12/19 at 100.00	N/R	$3,321,650

	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds, Monument Academy Charter School Project, Refunding Series 2014:
760	5.000%, 10/01/32	10/24 at 100.00	A	868,885
2,720	4.000%, 10/01/39	10/24 at 100.00	A	2,779,051

2,600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010A, 6.250%, 11/01/40	11/20 at 100.00	B–	2,735,668

4,330	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010B, 7.250%, 11/01/34	11/20 at 100.00	B–	4,663,497

1,072	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Carbon Valley Academy, Series 2006, 5.625%, 12/01/36	12/16 at 100.00	N/R	913,359

1,750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	BB	1,832,600

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Elbert County Charter School, Series 2004:
730	7.250%, 3/01/24	9/15 at 100.00	N/R	729,876
1,570	7.375%, 3/01/35	9/15 at 100.00	N/R	1,536,920

4,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 7.000%, 8/01/38	8/18 at 100.00	N/R	4,625,524

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006:
2,220	5.500%, 2/15/26	2/16 at 101.00	N/R	2,220,555
2,370	5.625%, 2/15/36	2/16 at 101.00	N/R	2,370,261

1,735	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Knowledge Quest Academy Charter School, Series 2005, 6.500%, 5/01/36	5/15 at 100.00	N/R	1,735,364

1,015	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014B, 5.625%, 1/15/44	1/24 at 100.00	BBB–	1,102,300

3,825	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42	10/22 at 100.00	N/R	4,044,211

2,300	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Vision Charter School Series 2008A, 6.750%, 4/01/40	4/18 at 100.00	N/R	2,373,255

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014:
250	5.125%, 7/01/34	7/24 at 100.00	BB+	268,130
900	5.375%, 7/01/44	7/24 at 100.00	BB+	966,681

945	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BBB–	1,085,040

2,370	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy, Series 2007A, 5.700%, 5/01/37	5/17 at 100.00	BBB–	2,435,720

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Science Technology Engineering and Math School Project, Refunding Series 2014:
890	5.000%, 11/01/44	11/24 at 100.00	BB+	919,779
765	5.125%, 11/01/49	11/24 at 100.00	BB+	786,902

3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006A, 5.500%, 5/01/36	5/16 at 102.00	N/R	3,968,132

Nuveen Investments	175

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,814	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of Evergreen, Series 2005A, 6.500%, 12/01/35	12/15 at 100.00	N/R	$1,838,670

2,785	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R	2,957,308

12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43	2/24 at 100.00	N/R	14,603,640

28,335	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2007A, 5.900%, 8/01/37	8/17 at 100.00	N/R	28,728,573

4,900	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/39	8/19 at 100.00	N/R	5,514,999

1,790	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 1234, 18.598%, 1/01/45 (IF) (6)	1/23 at 100.00	A+	2,902,682

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 1278:
3,450	17.325%, 2/01/41 (IF) (6)	2/21 at 100.00	A+	4,911,972
2,500	17.325%, 2/01/41 (IF) (6)	2/21 at 100.00	A+	3,559,400

3,940	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 1315, 17.541%, 1/01/45 (IF) (6)	1/23 at 100.00	A+	6,390,207

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 3364, 18.819%, 10/01/31 (IF) (6)	11/23 at 100.00	A+	5,364,960

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012:
1,800	6.750%, 6/01/32	6/22 at 100.00	N/R	1,963,044
3,630	7.000%, 6/01/42	6/22 at 100.00	N/R	3,966,138
4,225	7.125%, 6/01/47	6/22 at 100.00	N/R	4,640,191

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	A3	847,801

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 3366:
2,000	25.444%, 7/01/21 (IF) (6)	No Opt. Call	AA–	4,286,200
4,785	2.021%, 1/01/22 (IF)	No Opt. Call	AA–	8,483,709

	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0054:
1,000	19.122%, 1/01/18 (IF)	No Opt. Call	AA–	1,638,680
1,250	19.122%, 1/01/18 (IF)	No Opt. Call	AA–	2,048,350
3,500	18.117%, 1/01/18 (IF)	No Opt. Call	AA–	5,500,600
265	18.117%, 7/01/18 (IF)	No Opt. Call	AA–	395,804

300	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/36	6/16 at 100.00	A3	311,286

4,250	Colorado High Performance Transportation Enterprise, US 36 and I-25 Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%, 1/01/44 (Alternative Minimum Tax)	1/23 at 100.00	BBB–	4,659,743

	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007:
1,110	6.200%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	1,115,961
213	5.000%, 9/01/16 (Alternative Minimum Tax) (9)	No Opt. Call	N/R	193,007

2,808	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2013, 6.875%, 10/01/27 (Alternative Minimum Tax)	No Opt. Call	N/R	2,905,805

176	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A:
$1,095	5.300%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R	$1,128,343
3,580	5.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	3,707,448
6,830	5.600%, 12/01/34 – RAAI Insured	12/17 at 100.00	N/R	7,014,205

5,915	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured	12/22 at 100.00	N/R	6,527,025

5,045	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Taxable Series 2012B, 9.500%, 12/01/27 – RAAI Insured	12/22 at 100.00	N/R	5,029,007

	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
7,410	5.400%, 12/01/27	12/17 at 100.00	N/R	6,119,400
10,965	5.450%, 12/01/34	12/17 at 100.00	N/R	8,463,555

	Conservatory Metropolitan District, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Series 2007:
100	5.000%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R	100,891
462	4.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	452,409
2,740	5.125%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	2,709,641
400	4.875%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	381,684

	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006:
5,000	5.850%, 12/01/26	12/16 at 100.00	N/R	5,082,850
6,455	5.950%, 12/01/36	12/16 at 100.00	N/R	6,533,686

5,200	Cornerstone Metropolitan District 2, Montrose and Ouray Counties, Colorado, Limited Tax General Obligation Refunding Bonds, Series 2010A, 8.000%, 12/01/40	12/21 at 100.00	N/R	5,523,232

4,126	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/36	12/16 at 100.00	N/R	2,588,570

3,420	Cundall Farms Metropolitan District In the City of Thornton, Colorado, Limited Tax General Obligation Bonds, Series 2014, 6.875%, 12/01/44	12/19 at 100.00	N/R	3,479,132

2,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien, Tender Option Bond Trust 1386, 17.759%, 11/15/43 (IF) (6)	11/23 at 100.00	A	4,035,100

	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines Corporation, Series 2007A:
8,200	5.750%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	B	8,616,724
30,700	5.250%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	B	31,873,659

	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2014A:
1,670	5.000%, 12/01/39	12/23 at 100.00	BBB+	1,860,914
11,375	5.250%, 12/01/45	12/23 at 100.00	BBB+	12,945,660

2,110	Denver West Promenade Metropolitan District, Colorado, General Obligation Bonds, Series 2013, 5.375%, 12/01/42	6/23 at 100.00	N/R	2,182,141

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
22,000	0.000%, 9/01/35	No Opt. Call	BBB	10,025,840
7,500	0.000%, 9/01/39	No Opt. Call	BBB	2,886,000
13,000	0.000%, 9/01/40	No Opt. Call	BBB	4,680,780
3,995	0.000%, 9/01/41	No Opt. Call	BBB	1,371,404

Nuveen Investments	177

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,125	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 – NPFG Insured	No Opt. Call	AA–	$790,853

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
47,245	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	29,079,768
5,285	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AA–	3,117,727
500	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	AA–	282,360
10,950	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	5,892,305
500	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	255,040

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B:
22,685	0.000%, 9/01/35 – NPFG Insured	9/26 at 63.78	AA–	8,933,580
24,010	0.000%, 9/01/37 – NPFG Insured	9/26 at 57.65	AA–	8,508,184
20,555	0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	AA–	6,529,501

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
36,250	0.000%, 9/01/27 – NPFG Insured	No Opt. Call	AA–	24,476,000
24,545	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	AA–	15,850,179

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,000	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	AA–	1,678,800
9,000	0.000%, 9/01/29 – NPFG Insured	9/20 at 60.30	AA–	4,408,650
1,060	0.000%, 9/01/33 – NPFG Insured	9/20 at 48.04	AA–	404,687

45,720	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	AA–	15,339,974

	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007:
295	5.000%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R	301,402
2,835	5.200%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	2,881,182
18,350	5.350%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	18,565,613

3,377	Elbert and Highway 86 Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	2,430,765

3,249	Elkhorn Ranch Metropolitan District 1, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.375%, 12/01/35	12/15 at 100.00	N/R	2,393,051

3,765	Fallbrook Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.625%, 12/01/26	12/16 at 100.00	N/R	3,897,679

1,692	Fallbrook Metropolitan District, Colorado, Limited Tax Bonds, Series 2007, 6.750%, 12/15/26	12/16 at 100.00	N/R	1,421,229

5,462	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	6,129,347

2,445	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public Improvement Fee Supported Revenue Bonds, Series 2014A, 6.000%, 3/01/44	No Opt. Call	N/R	2,500,061

	Foothills Metropolitan District In the City of Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
2,750	5.250%, 12/01/24	No Opt. Call	N/R	2,959,248
7,995	5.750%, 12/01/30	12/24 at 100.00	N/R	8,670,498
11,310	6.000%, 12/01/38	12/24 at 100.00	N/R	12,008,393

765	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	862,354

178	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$7,913	Granby Ranch Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 6.750%, 12/01/36	12/15 at 100.00	N/R	$7,976,067

2,131	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-1, 9.000%, 8/01/39	12/19 at 100.00	N/R	2,251,913

2,780	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-2, 9.000%, 8/01/39	12/19 at 100.00	N/R	2,937,737

4,000	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2010, 9.000%, 11/01/40	12/20 at 100.00	N/R	4,256,720

750	Harvest Junction Metropolitan District, Longmont, Colorado, General Obligation Bonds, Refunding and Improvement Series 2012, 5.375%, 12/01/37	12/22 at 100.00	N/R	845,063

2,065	Hawthorn Metropolitan District 2, Jefferson County, Colorado, General Obligation Bonds, Series 2014, 6.375%, 12/01/44	12/19 at 100.00	N/R	2,101,179

8,990	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	12/17 at 100.00	N/R	9,101,027

810	High Point Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	764,041

698	Horse Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	609,459

	Huntington Trails Metropolitan District, Colorado, General Obligation Bonds, Series 2008:
1,000	6.250%, 12/01/36	12/16 at 100.00	N/R	1,008,670
1,693	8.250%, 12/01/37	12/16 at 100.00	N/R	1,745,889

3,645	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	1/18 at 100.00	N/R	3,874,562

2,282	Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	4/15 at 100.00	N/R	2,033,969

1,558	Liberty Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 6.250%, 12/01/36	12/16 at 100.00	N/R	1,428,047

330	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.250%, 12/01/36 – RAAI Insured	12/17 at 100.00	N/R	332,917

	Montrose County, Colorado, Certificates of Participation, Series 2014:
1,000	5.000%, 12/01/34	12/24 at 100.00	BBB	1,120,330
2,280	5.000%, 12/01/38	12/24 at 100.00	BBB	2,536,340

	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,250	5.500%, 12/01/27	12/16 at 100.00	N/R	1,250,375
4,600	5.625%, 12/01/37	12/16 at 100.00	N/R	4,537,946

2,637	Piney Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2005, 5.500%, 12/01/35	12/15 at 100.00	N/R	2,673,892

4,500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40	12/22 at 100.00	N/R	4,765,275

12,930	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A, 5.400%, 12/15/31	12/16 at 100.00	N/R	13,387,981

10,000	Regional Transportation District, Colorado, Certificates of Participation, Series 2014A, 5.000%, 6/01/44 – AGM Insured (UB) (6)	6/23 at 100.00	AA	11,552,800

Nuveen Investments	179

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Regional Transportation District, Colorado, Certificates of Participation, Tender Option Bond Trust Series 1355:
$2,660	17.729%, 6/01/39 (IF) (6)	6/23 at 100.00	Aa3	$4,312,179
2,745	34.001%, 6/01/44 (IF) (6)	6/23 at 100.00	Aa3	4,405,286
3,750	14.556%, 6/01/44 (IF) (6)	6/23 at 100.00	Aa3	6,019,200
3,190	9.730%, 6/01/44 (IF) (6)	6/23 at 100.00	Aa3	5,119,567

4,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3	4,748,720

3,000	Rendezvous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 5.375%, 12/01/21	12/17 at 100.00	N/R	2,574,840

1,955	River Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	1,938,070

1,183	River Park Metropolitan District, New Castle, Garfield County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%, 6/15/39	4/15 at 100.00	N/R	1,184,112

2,223	Silver Peaks Metropolitan District 2, Colorado, Limited Tax Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	1,506,460

2,150	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.250%, 12/01/34 – RAAI Insured	12/17 at 100.00	N/R	2,195,301

	Southlands Metropolitan District 2, Aurora, Colorado, General Obligation Bonds, Series 2010:
2,230	7.375%, 12/01/35	12/20 at 100.00	N/R	2,425,950
2,829	6.000%, 12/15/40	No Opt. Call	N/R	2,319,497

4,990	Stetson Ridge Metropolitan District 3, Colorado, Limited Tax General Obligation Bonds, Series 2012, 7.125%, 12/01/42	No Opt. Call	N/R	5,065,499

7,500	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31 (10)	12/17 at 100.00	N/R	1,650,450

1,265	Stoneridge Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.625%, 12/01/36	12/17 at 100.00	N/R	1,292,526

2,525	Tabernash Meadows Water and Sanitation District, Grand County, Colorado, General Obligation Refunding Bonds, Series 2010, 7.125%, 12/01/34	12/20 at 100.00	N/R	2,828,202

1,935	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, General Obligation Refunding and Improvement Bonds, Limited Tax Convertible to Unlimited Tax, Series 2013, 5.125%, 11/01/38	12/23 at 100.00	N/R	2,019,888

1,040	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.100%, 12/01/26	12/16 at 100.00	N/R	1,056,650

6,445	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	7,023,245

2,329	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	2,338,922

9,500	Valagua Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2008, 7.750%, 12/01/37 (11)	12/18 at 100.00	N/R	2,395,520

525	Waterfront Metropolitan District, Loveland, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 4.800%, 12/01/35 – RAAI Insured	12/17 at 100.00	N/R	527,557

	Wheatlands Metropolitan District 2, City of Aurora, Colorado, General Obligation Bonds, Subordinate Limited Tax Convertible to Unlimited Tax, Series 2008:
1,978	6.000%, 12/01/25	12/15 at 100.00	N/R	1,989,334
7,946	6.125%, 12/01/35	12/15 at 100.00	N/R	7,979,771
7,000	8.250%, 12/15/35	12/15 at 100.00	N/R	7,057,960

180	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,993	Wildgrass Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 6.200%, 12/01/34 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (5)	$2,202,803

1,300	Winter Farm Metropolitan District 1, Colorado, Property Tax Supported Revenue Bonds, Series 2011, 7.500%, 12/01/39 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (5)	1,624,727

	Wyndham Hill Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
500	6.250%, 12/01/25	12/15 at 100.00	N/R	500,260
1,393	6.375%, 12/01/35	12/15 at 100.00	N/R	1,393,014
903,219	Total Colorado			763,831,964

	Connecticut – 1.0%

7,050	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/16 at 100.00	Ba3	7,252,335

	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A:
1,205	7.625%, 1/01/30	1/20 at 100.00	N/R	1,266,371
3,570	7.750%, 1/01/43	1/20 at 100.00	N/R	3,709,516

	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A:
886	7.000%, 4/01/22	4/20 at 100.00	N/R	1,071,218
38,220	7.875%, 4/01/39	4/20 at 100.00	N/R	46,779,749

139,481	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (4)	No Opt. Call	N/R	18,969,369

1,000	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2001, 6.250%, 1/01/21	4/15 at 100.00	B	1,000,220

	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2003:
420	5.125%, 1/01/23	7/15 at 100.00	B	420,500
20,600	5.250%, 1/01/33	7/15 at 100.00	B	20,630,488

5,000	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (5)	6,629,450
217,432	Total Connecticut			107,729,216

	Delaware – 0.3%

30,385	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	33,669,011

1,400	Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B, 8.250%, 7/15/48 (Mandatory put 7/15/28)	7/21 at 100.00	N/R	1,570,422
31,785	Total Delaware			35,239,433

	District of Columbia – 0.3%

2,630	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/35	10/22 at 100.00	BBB–	2,792,639

	District of Columbia, Hospital Revenue Bonds, Children’s Hospital Obligated Group, Tender Option Bond Trust 11839:
2,365	19.408%, 7/15/17 – AGM Insured (IF)	No Opt. Call	AA	3,392,686
1,190	19.301%, 7/15/17 – AGM Insured (IF)	No Opt. Call	AA	1,704,150

Nuveen Investments	181

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	District of Columbia (continued)

$2,050	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc., Series 2011, 6.625%, 3/01/41	3/21 at 100.00	BBB–	$2,268,079

	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy, Series 2011:
2,590	7.125%, 11/15/26	11/20 at 100.00	BBB–	3,027,114
2,740	7.500%, 11/15/31	11/20 at 100.00	BBB–	3,243,612
1,000	7.875%, 11/15/40	11/20 at 100.00	BBB–	1,197,470

175	District of Columbia, Revenue Bonds, Friendship Public Charter School Inc., Series 2006, 5.000%, 6/01/26 – ACA Insured	6/16 at 100.00	BBB	178,413

2,500	District of Columbia, Revenue Bonds, Howard University, Refunding Series 2011A, 6.500%, 10/01/41 (UB) (6)	4/21 at 100.00	BBB+	2,966,125

	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 1006:
2,500	23.614%, 10/01/37 (IF) (6)	4/21 at 100.00	BBB+	4,284,700
3,025	23.585%, 10/01/37 (IF) (6)	4/21 at 100.00	BBB+	5,181,795
1,250	23.614%, 10/01/41 (IF) (6)	4/21 at 100.00	BBB+	2,182,250
1,750	23.614%, 10/01/41 (IF) (6)	4/21 at 100.00	BBB+	3,055,150
625	23.614%, 10/01/41 (IF) (6)	4/21 at 100.00	BBB+	1,091,125
1,250	23.614%, 10/01/41 (IF) (6)	4/21 at 100.00	BBB+	2,182,250
27,640	Total District of Columbia			38,747,558

	Florida – 12.0%

	Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Revenue Bonds, Oak Hammock Project, Series 2012A:
2,500	8.000%, 10/01/42	10/22 at 102.00	N/R	3,180,100
2,500	8.000%, 10/01/46	10/22 at 102.00	N/R	3,174,025

	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Terraces at Bonita Springs Project, Series 2011A:
10,380	8.000%, 11/15/31	11/21 at 100.00	N/R	12,337,564
12,700	8.125%, 11/15/41	11/21 at 100.00	N/R	14,964,283
7,500	8.125%, 11/15/46	No Opt. Call	N/R	8,817,225

2,745	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	5/15 at 100.00	N/R	2,755,678

3,025	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	5/15 at 100.00	N/R	2,595,571

1,730	Anthem Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.800%, 5/01/36 (12)	5/15 at 101.00	N/R	1,737,439

390	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36	No Opt. Call	N/R	390,148

1,785	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A, 5.000%, 11/15/37	11/23 at 100.00	BBB	1,962,625

19,840	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.125%, 5/01/38	5/16 at 100.00	N/R	19,559,859

24,540	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2012, 6.700%, 5/01/42	5/22 at 100.00	N/R	26,321,847

3,485	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43	11/24 at 100.00	N/R	3,834,685

2,555	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.500%, 11/01/44	11/25 at 100.00	N/R	2,610,955

182	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$8,000	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.300%, 5/01/35	5/15 at 101.00	N/R	$8,098,640

4,035	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-1, 5.875%, 5/01/37	5/22 at 100.00	N/R	4,035,000

3,400	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-2, 5.400%, 5/01/37	5/22 at 100.00	N/R	3,512,778

4,960	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-3, 0.000%, 5/01/37	5/22 at 100.00	N/R	4,422,138

3,430	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-5, 0.000%, 5/01/37	5/22 at 100.00	N/R	2,693,613

2,650	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB–	2,870,136

	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A:
2,495	5.000%, 9/01/43	9/23 at 100.00	BBB–	2,597,370
1,035	5.000%, 9/01/45	9/23 at 100.00	BBB–	1,076,711
4,050	5.000%, 9/01/48	9/23 at 100.00	BBB–	4,207,383

1,950	Bay Laurel Center Community Development District, Marion County, Florida, Candler Hills Project, Special Assessment Bonds, Series 2006A, 5.450%, 5/01/37	5/16 at 100.00	N/R	1,974,083

	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
2,080	5.000%, 11/01/36	11/25 at 100.00	N/R	2,108,538
14,000	5.000%, 11/01/46	11/25 at 100.00	N/R	14,068,320

150	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38	5/17 at 100.00	N/R	154,464

3,035	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Series 2008A, 7.000%, 5/01/37	5/18 at 100.00	N/R	3,242,048

3,505	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	5/16 at 100.00	N/R	3,130,981

3,000	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	3,589,500

1,000	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43	11/24 at 100.00	N/R	1,157,060

1,455	Bloomingdale Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/36	5/15 at 101.00	N/R	1,463,715

31,340	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	33,063,071

5,680	Boynton Beach, Florida, Revenue Bonds, Charter Schools of Boynton Beach, Series 2012A, 6.800%, 6/01/42 (4)	6/22 at 100.00	CC	3,408,284

2,690	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	2,695,649

5,580	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007A2, 6.000%, 5/01/38	5/17 at 100.00	N/R	5,673,744

	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009:
1,540	6.500%, 11/01/29	11/19 at 100.00	BB+	1,717,331
11,000	6.750%, 11/01/39	11/19 at 100.00	BB+	12,253,670

Nuveen Investments	183

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Capital Projects Finance Authority, Student Housing Revenue Bonds, Capital Projects Loan Program – Florida Universities, Series 2001F:
$660	5.125%, 10/01/21 – NPFG Insured	4/15 at 100.00	AA–	$659,980
10,880	5.000%, 10/01/31 – NPFG Insured	4/15 at 100.00	AA–	10,879,782

1,890	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 8.250%, 1/01/44	1/21 at 103.00	N/R	2,043,336

5,000	Capital Trust Agency, Florida, Revenue Bonds, Miami Community Charter School Project, Series 2010A, 7.000%, 10/15/40	10/20 at 100.00	N/R	5,554,400

	Capital Trust Agency, Florida, Senior Housing Revenue Bonds, Faulk Senior Residences Project, Series 2014:
1,500	6.750%, 12/01/44	12/22 at 102.00	N/R	1,541,235
3,500	6.750%, 12/01/49	12/22 at 102.00	N/R	3,557,855

1,355	Caribe Palm Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.850%, 5/01/35	5/15 at 101.00	N/R	1,373,401

3,630	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	5/16 at 100.00	N/R	3,653,341

	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
2,350	5.000%, 5/01/34	5/24 at 100.00	N/R	2,413,286
9,025	5.125%, 5/01/45	5/24 at 100.00	N/R	9,292,591

2,900	Century Gardens at Tamiami Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2007A, 6.250%, 5/01/37	5/17 at 100.00	N/R	2,962,437

3,545	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	3,565,242

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
500	5.250%, 6/01/28	6/23 at 100.00	BBB–	542,615
2,130	5.625%, 6/01/33	6/23 at 100.00	BBB–	2,348,581

	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A:
8,000	7.750%, 5/15/35	5/24 at 100.00	N/R	9,320,240
5,000	8.000%, 5/15/37	5/24 at 100.00	N/R	5,863,450

8,430	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, TEMPS 70 Series 2014B-2, 6.500%, 5/15/20	5/15 at 100.00	N/R	8,481,086

10,095	Concord Station Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/35	4/15 at 100.00	N/R	10,098,836

3,080	Copper Oaks Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/35	5/15 at 100.00	N/R	3,094,753

1,525	Copperstone Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.200%, 5/01/38	5/17 at 100.00	N/R	1,545,710

1,930	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2006, 5.550%, 5/01/37	5/16 at 100.00	N/R	1,961,247

2,720	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003, 6.625%, 5/01/34	4/15 at 100.00	N/R	2,722,584

3,840	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-2, 7.000%, 5/01/30	5/24 at 100.00	N/R	3,939,034

184	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,720	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-3, 6.500%, 5/01/44	5/24 at 100.00	N/R	$2,817,566

1,375	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc., Series 1995, 8.000%, 6/01/22	6/15 at 100.00	N/R	1,375,564

5,885	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	5,969,273

4,040	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	4,056,483

4,260	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2011B, 7.250%, 5/01/21	No Opt. Call	N/R	4,637,990

3,205	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 5.000%, 11/01/33	5/23 at 100.00	N/R	3,335,604

4,250	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%, 11/01/45	5/27 at 100.00	N/R	4,925,028

3,395	Flora Ridge Educational Facilities Benefit District, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	3,442,903

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A:
4,065	7.625%, 12/15/31	12/21 at 101.00	N/R	4,399,550
13,615	7.750%, 6/15/42	12/21 at 101.00	N/R	14,766,012

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A:
6,025	6.250%, 7/01/34	7/24 at 100.00	N/R	6,367,039
9,780	6.500%, 7/01/44	7/24 at 100.00	N/R	10,329,049

320	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Taxable Series 2014B, 7.000%, 7/01/20	No Opt. Call	N/R	327,094

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
1,250	5.875%, 6/15/34	6/24 at 100.00	N/R	1,295,463
4,275	6.000%, 6/15/44	6/24 at 100.00	N/R	4,398,077

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A:
1,500	6.000%, 9/15/30	9/20 at 100.00	BB+	1,594,545
10,840	6.000%, 9/15/40	9/20 at 100.00	BB+	11,413,870

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A:
9,610	7.000%, 6/15/26	6/21 at 100.00	BB–	10,543,131
5,275	7.500%, 6/15/33	6/21 at 100.00	BB–	5,889,379
10,700	7.625%, 6/15/41	6/21 at 100.00	BB–	11,985,605

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
1,500	6.000%, 6/15/32	No Opt. Call	N/R	1,552,200
5,800	6.125%, 6/15/43	No Opt. Call	N/R	5,981,482

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A:
18,525	8.000%, 12/15/35	6/23 at 100.00	N/R	21,005,868
4,000	8.500%, 6/15/44	6/23 at 100.00	N/R	4,617,560

Nuveen Investments	185

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A:
$2,110	6.000%, 6/15/34	6/24 at 100.00	N/R	$2,158,678
6,195	6.125%, 6/15/44	6/24 at 100.00	N/R	6,290,155

1,625	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BB	1,643,866

4,220	Florida Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Crossroads Apartments, Series 2010A-2, 7.250%, 8/15/27	8/20 at 100.00	N/R	4,661,623

4,250	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/44	11/24 at 100.00	N/R	4,673,088

1,630	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.750%, 5/01/33	5/23 at 100.00	N/R	1,792,055

220	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32	11/22 at 100.00	N/R	232,725

3,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 5.000%, 5/01/44	5/24 at 100.00	N/R	3,051,660

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 5.000%, 5/01/39	5/24 at 100.00	N/R	1,020,590

4,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.900%, 5/01/45	5/24 at 100.00	N/R	4,452,525

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39	5/24 at 100.00	N/R	1,012,500

	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013:
1,080	5.000%, 11/15/26 (Alternative Minimum Tax)	5/23 at 100.00	N/R	1,134,497
8,830	5.000%, 11/15/36 (Alternative Minimum Tax)	No Opt. Call	N/R	9,000,419

920	Greeneway Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	970,582

5,100	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%, 5/01/32	5/24 at 100.00	N/R	5,268,402

	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014:
760	5.000%, 11/01/34	11/24 at 100.00	N/R	770,237
1,270	5.500%, 11/01/44	11/24 at 100.00	N/R	1,293,952

	Heritage Harbour North Community Development District, Florida, Special Assessment Bond, Series 2014:
1,200	5.000%, 5/01/34	5/29 at 101.00	N/R	1,242,780
2,170	5.125%, 5/01/45	5/29 at 101.00	N/R	2,240,742

3,520	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.750%, 5/01/36	5/15 at 101.00	N/R	3,563,296

5,245	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 11797, 18.825%, 5/15/15 (IF)	No Opt. Call	Aa2	6,660,783

186	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,130	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 3187, 18.964%, 5/15/15 (IF)	No Opt. Call	Aa2	$3,974,067

1,875	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 3251, 19.489%, 5/15/31 – BHAC Insured (IF)	11/16 at 100.00	AA+	2,404,950

3,770	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	5/17 at 100.00	BB+	3,815,994

4,000	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Refunding Series 2013, 4.125%, 5/01/35	5/23 at 100.00	A–	4,220,240

8,095	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds, Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27	9/17 at 100.00	N/R	8,774,171

	Jacksonville Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Brooks Health System, Tender Option Bond Trust 1004:
5,810	18.703%, 11/01/32 (IF) (6)	11/17 at 100.00	A	7,600,874
2,865	18.706%, 11/01/38 (IF) (6)	11/17 at 100.00	A	3,688,029

2,605	Jacksonville, Florida, Special Revenue Bonds, Tender Option Bond Trust 2015-XF0062, 17.992%, 4/01/35 (IF)	10/21 at 100.00	AA–	4,035,874

	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel O-1 Project, Series 2014:
500	5.125%, 11/01/34	11/24 at 100.00	N/R	518,445
920	5.375%, 11/01/44	11/24 at 100.00	N/R	957,159

	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014:
610	5.125%, 11/01/34	11/24 at 100.00	N/R	632,503
1,030	5.375%, 11/01/44	11/24 at 100.00	N/R	1,071,602

3,315	Keys Cove Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/15 at 101.00	N/R	3,377,455

5,685	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	5/15 at 100.00	N/R	5,703,988

2,400	La Collina Community Development District, Florida, Special Assessment Revenue Bonds, Series 2015, 5.625%, 11/01/46	11/25 at 100.00	N/R	2,426,784

	Lake County, Florida, Industrial Development Revenue Bonds, Crane’s View Lodge Project, Series 2012A:
865	6.250%, 11/01/27	11/17 at 102.00	N/R	881,227
3,500	7.125%, 11/01/42	No Opt. Call	N/R	3,589,145

2,080	Lake Frances Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	2,073,614

1,245	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012, 5.750%, 11/01/32	No Opt. Call	N/R	1,339,670

8,180	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34	5/24 at 100.00	N/R	8,832,437

	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012:
4,600	5.250%, 11/01/33	11/22 at 100.00	N/R	4,773,558
3,155	5.750%, 11/01/42	11/22 at 100.00	N/R	3,348,275

Nuveen Investments	187

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Lakeside Landings Community Development District, Florida, Special Assessment Bonds, Series 2007A:
$2,390	5.250%, 5/01/13	No Opt. Call	N/R	$955,857
675	5.500%, 5/01/38 (4)	5/17 at 100.00	N/R	269,960

	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015:
1,000	4.875%, 5/01/35 (WI/DD, Settling 2/09/15)	5/25 at 100.00	N/R	997,500
2,000	4.875%, 5/01/45 (WI/DD, Settling 2/09/15)	5/25 at 100.00	N/R	1,973,360

9,845	Landmark at Doral Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.500%, 5/01/38	5/16 at 100.00	N/R	10,043,278

1,845	Lee County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47 (Mandatory put 9/15/27)	9/20 at 100.00	N/R	2,013,190

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
12,640	5.250%, 6/15/27	6/17 at 100.00	BB	13,005,675
34,550	5.375%, 6/15/37	6/17 at 100.00	BB	35,488,724

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
2,625	5.500%, 6/15/32	6/22 at 100.00	BB	2,835,919
4,325	5.750%, 6/15/42	6/22 at 100.00	BB	4,677,790

5,675	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc. Project, Series 2012, 5.750%, 10/01/42	No Opt. Call	N/R	6,209,301

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc. Project, Series 2014:
2,495	4.500%, 10/01/32	10/22 at 102.00	BB+	2,539,935
3,490	5.500%, 10/01/47	10/22 at 102.00	BB+	3,769,479

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Park Royal Psychiatric Hospital, Series 2010:
7,085	9.000%, 12/01/30	12/18 at 104.00	N/R	7,902,396
15,540	9.500%, 12/01/40	12/18 at 104.00	N/R	17,422,826

1,000	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project, Series 2007, 5.000%, 11/15/29	5/17 at 100.00	BB+	1,039,650

	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A:
6,800	5.000%, 4/01/32 (UB) (6)	4/17 at 100.00	A	7,163,936
23,920	5.000%, 4/01/37 (UB) (6)	4/17 at 100.00	A	25,117,435

263	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	5/17 at 100.00	N/R	263,387

9,650	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A, 6.000%, 7/01/25 (4)	7/15 at 100.00	N/R	6,188,449

4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/14 (4)	No Opt. Call	N/R	1,468,333

10,000	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2012, 5.500%, 11/15/42	No Opt. Call	Baa1	11,260,200

410	Meadow Pines Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%, 5/01/34	5/24 at 100.00	N/R	443,739

188	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,010	Mediterra South Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.100%, 5/01/31	5/22 at 100.00	BBB+	$1,080,478

	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2014:
11,170	4.250%, 11/15/34	11/19 at 100.00	Baa1	11,474,047
4,570	5.000%, 11/15/39	11/24 at 100.00	Baa1	5,213,273

2,735	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014, 5.000%, 10/01/43	10/24 at 100.00	BBB+	3,107,398

	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Project, Series 2014:
1,850	5.000%, 9/15/34	9/24 at 100.00	BBB–	1,972,304
1,550	5.250%, 9/15/44	No Opt. Call	BBB–	1,653,788

2,880	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Tender Option Bond Trust Series 1009, 19.214%, 10/01/41 (IF) (6)	10/20 at 100.00	A	4,769,021

3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 18.296%, 4/01/32 – AGC Insured (Alternative Minimum Tax) (IF) (6)	10/18 at 100.00	AA	5,163,620

3,210	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Tender Option Bond Trust 3271, 21.358%, 6/01/17 – AGM Insured (IF)	No Opt. Call	AA	4,951,746

	Miami-Dade County, Florida, Special Obligation Bonds, Subordinate Series 2005A:
900	0.000%, 10/01/33 – NPFG Insured	10/15 at 39.62	AA–	346,869
3,300	0.000%, 10/01/35 – NPFG Insured	10/15 at 35.68	AA–	1,145,298
3,785	0.000%, 10/01/37 – NPFG Insured	10/15 at 32.05	AA–	1,179,444
9,675	0.000%, 10/01/38 – NPFG Insured	10/15 at 30.36	AA–	2,857,415
8,385	0.000%, 10/01/39 – NPFG Insured	10/15 at 28.76	AA–	2,344,111

	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 11834:
855	18.075%, 4/01/19 – AGM Insured (IF)	No Opt. Call	AA	1,393,787
3,750	18.075%, 10/01/33 – AGM Insured (IF)	10/20 at 100.00	AA	6,113,100
2,065	18.054%, 10/01/33 – AGM Insured (IF)	10/20 at 100.00	AA	3,364,690

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastructure Project, Refunding Series 2014B:
1,120	4.250%, 5/01/24	5/23 at 100.00	N/R	1,225,515
2,895	5.000%, 5/01/29	5/23 at 100.00	N/R	3,170,141
7,735	5.000%, 5/01/37	5/23 at 100.00	N/R	8,384,121

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A:
4,455	4.250%, 5/01/24	5/23 at 100.00	N/R	4,874,706
3,500	5.000%, 5/01/29	5/23 at 100.00	N/R	3,832,640
15,415	5.000%, 5/01/37	5/23 at 100.00	N/R	16,708,627

1,270	Mira Lago West Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.375%, 5/01/36	5/15 at 101.00	N/R	1,286,320

3,640	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.375%, 5/01/32	5/23 at 100.00	N/R	3,968,474

1,820	Monterra Community Development District, Cooper City, Florida, Special Assessment Bonds, Refunding Series 2015, 3.500%, 5/01/36 (WI/DD, Settling 2/11/15) – AGM Insured	5/25 at 100.00	AA	1,806,532

10,480	Myrtle Creek Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.200%, 5/01/37	5/16 at 100.00	N/R	10,658,370

Nuveen Investments	189

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014:
$1,565	5.250%, 11/01/35	11/24 at 100.00	N/R	$1,662,155
2,690	5.625%, 11/01/45	11/24 at 100.00	N/R	2,865,926

870	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)	5/17 at 100.00	N/R	433,060

1,590	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/16 (4)	No Opt. Call	N/R	790,469

2,025	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.750%, 8/01/32	8/22 at 100.00	N/R	2,176,733

	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014:
1,495	5.000%, 8/01/29	8/24 at 100.00	N/R	1,554,800
2,700	5.000%, 8/01/34	8/24 at 100.00	N/R	2,786,265
15,500	5.000%, 8/01/46	8/24 at 100.00	N/R	15,741,955

975	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	988,319

	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Tender Option Bond Trust 1071:
345	17.377%, 10/01/42 (IF) (6)	4/22 at 100.00	A	484,328
3,565	17.427%, 10/01/42 (IF) (6)	4/22 at 100.00	A	5,008,932

1,915	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	1,938,593

	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A:
1,000	5.000%, 11/01/33	11/22 at 100.00	BBB+	1,113,590
1,000	5.000%, 11/01/43	11/22 at 100.00	BBB+	1,088,630

	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A:
500	6.750%, 6/01/24	6/22 at 102.00	N/R	579,875
1,000	6.850%, 6/01/26	6/22 at 102.00	N/R	1,161,850
1,000	7.000%, 6/01/29	6/22 at 102.00	N/R	1,160,890
5,000	7.375%, 6/01/44	6/22 at 102.00	N/R	5,767,550
10,100	7.500%, 6/01/49	6/22 at 102.00	N/R	11,699,941

5,945	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.300%, 5/01/36	5/16 at 100.00	N/R	6,019,907

590	Panther Trails Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.600%, 5/01/36	5/15 at 100.00	BB	591,499

2,150	Panther Trails Community Development District, Florida, Special Assessment Bonds, Series 2011, 7.150%, 11/01/41	11/18 at 100.00	N/R	2,333,933

500	Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44	11/27 at 100.00	N/R	562,745

	Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2014A:
710	5.000%, 11/01/27	11/24 at 100.00	N/R	731,435
2,085	5.750%, 11/01/44	11/24 at 100.00	N/R	2,146,382

190	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012:
$560	4.875%, 5/01/22	No Opt. Call	N/R	$595,274
1,525	5.375%, 5/01/31	5/22 at 100.00	N/R	1,613,282

11,225	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	4/15 at 100.00	N/R	11,227,470

2,610	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	5/15 at 100.00	N/R	2,318,098

575	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.000%, 5/01/37	5/17 at 100.00	N/R	581,084

	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007:
4,955	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	AA–	5,366,761
315	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	AA–	340,474

2,575	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (Mandatory put 11/01/24) (Alternative Minimum Tax)	1/22 at 100.00	N/R	2,702,669

	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2012:
420	5.750%, 11/01/22	No Opt. Call	N/R	477,788
1,250	6.125%, 11/01/32	No Opt. Call	N/R	1,566,000
1,000	6.875%, 11/01/42	11/32 at 100.00	N/R	1,295,380

4,350	Renaissance Commons Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.600%, 5/01/36	5/15 at 100.00	N/R	3,911,085

3,250	Renaissance Community Development District, Lee County, Florida, Special Assessment Bonds, Refunding Series 2012, 5.550%, 5/01/33	5/22 at 100.00	N/R	3,477,240

3,500	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2002A, 7.375%, 5/01/33	5/15 at 100.00	N/R	3,555,615

2,885	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36	5/22 at 100.00	N/R	3,078,064

1,900	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 7.125%, 11/01/44	11/24 at 100.00	N/R	2,058,289

1,915	Sail Harbour Community Development District, Florida, Special Assessment Revenue Bonds, Series 05A, 5.500%, 5/01/36 – RAAI Insured	3/15 at 100.00	N/R	1,918,773

6,375	Saint Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Refunding Series 2014A, 1.344%, 1/01/49	4/17 at 100.00	N/R	2,392,601

2,359	Saint Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Refunding Series 2014B, 2.500%, 1/01/49	4/17 at 100.00	N/R	24

8,500	Sarasota National Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/39	5/17 at 100.00	N/R	8,605,060

	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A:
3,000	5.500%, 10/01/24	10/17 at 100.00	BBB–	3,272,340
21,150	5.250%, 10/01/27	10/17 at 100.00	BBB–	22,613,792

2,500	Solterra Resort Community Development District, Florida, Special Assessment Bonds, Series 2014, 5.375%, 11/01/44	11/25 at 100.00	N/R	2,544,750

Nuveen Investments	191

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$6,580	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	5/15 at 101.00	N/R	$6,622,112

7,000	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.350%, 5/01/36	4/15 at 100.00	N/R	7,002,660

2,155	South Kendall Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2008A, 6.750%, 11/01/38	11/16 at 100.00	N/R	2,218,788

2,340	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Tender Option Bond Trust 1225, 22.593%, 8/15/42 (IF) (6)	8/17 at 100.00	AA	3,178,422

6,350	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 1117, 8.519%, 2/15/28 (IF)	8/17 at 100.00	AA	6,919,469

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 2749:
750	17.416%, 8/15/23 (IF)	8/17 at 100.00	AA	1,048,680
6,250	15.933%, 8/15/42 (IF)	8/17 at 100.00	AA	7,477,750

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Trust 1030:
2,130	15.836%, 8/15/15 (IF) (6)	No Opt. Call	AA	2,904,873
3,835	15.854%, 8/15/15 (IF) (6)	No Opt. Call	AA	5,221,007

4,120	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.125%, 5/01/33	5/22 at 100.00	BBB–	4,499,823

2,015	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34	5/23 at 101.00	N/R	2,207,231

3,370	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/30	3/24 at 100.00	BBB+	3,870,681

	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014:
2,125	5.125%, 11/01/34	11/24 at 100.00	N/R	2,202,711
3,265	5.500%, 11/01/44	11/24 at 100.00	N/R	3,392,270

2,225	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34	5/23 at 100.00	N/R	2,382,419

2,500	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 6.500%, 5/01/39	5/23 at 100.00	N/R	2,890,775

	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014:
2,740	5.125%, 11/01/34	11/29 at 100.00	N/R	2,879,439
3,945	5.500%, 11/01/44	11/29 at 100.00	N/R	4,127,772

215	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007, 6.750%, 5/01/38	5/18 at 100.00	N/R	224,129

8,970	Sweetwater Creek Community Development District, Saint John’s County, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38	5/17 at 100.00	N/R	9,070,464

	Terra Bella Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2011A:
455	6.750%, 11/01/27	11/18 at 100.00	N/R	480,189
2,210	7.850%, 11/01/41	11/18 at 100.00	N/R	2,412,105

9,585	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	7,034,527

192	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$22,690	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	$13,574,746

11,820	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	5,239,333

	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3:
340	6.375%, 5/01/17 (4)	No Opt. Call	N/R	3
1,715	6.450%, 5/01/23 (4)	5/18 at 100.00	N/R	17
2,060	6.550%, 5/01/27 (4)	5/18 at 100.00	N/R	21
10,355	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	104

12,095	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)	5/17 at 100.00	N/R	121

	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT:
20	6.375%, 5/01/17 (4)	No Opt. Call	N/R	20,323
150	6.450%, 5/01/23 (4)	5/18 at 100.00	N/R	154,343
175	6.550%, 5/01/27 (4)	5/18 at 100.00	N/R	180,045
870	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	899,180

3,130	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007A-1. RMKT, 5.250%, 5/01/39 (4)	5/17 at 100.00	N/R	3,045,615

	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1:
450	6.375%, 5/01/17	No Opt. Call	N/R	449,816
2,855	6.450%, 5/01/23	5/17 at 100.00	N/R	2,884,007
3,460	6.550%, 5/01/27	5/17 at 100.00	N/R	3,496,780
2,305	5.250%, 5/01/39	5/17 at 100.00	N/R	2,325,376
17,115	6.650%, 5/01/40	5/17 at 100.00	N/R	17,538,083

37,210	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/15 at 100.00	N/R	37,318,279

	Tolomato Community Development District, Florida, Special Assessment Bonds, Southern/Forbearance Parcel Series 2007-2:
1,970	6.375%, 5/01/17 (4)	No Opt. Call	N/R	1,325,948
6,650	6.450%, 5/01/23 (4)	5/18 at 100.00	N/R	4,051,978
8,045	6.550%, 5/01/27 (4)	5/18 at 100.00	N/R	4,837,298
39,965	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	23,827,932

3,285	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44	11/26 at 102.00	N/R	3,381,086

1,230	Tradition Community Development District 1, Port Saint Lucie, Florida, Special Assessment Bonds, Refunding Series 2014, 4.250%, 5/01/32 – AGM Insured	5/24 at 100.00	AA	1,302,521

9,200	Trails Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.375%, 5/01/38 (4)	5/16 at 100.00	N/R	6,151,856

750	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 – AGM Insured	11/32 at 100.00	N/R	981,998

5,980	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.250%, 5/01/37	5/16 at 100.00	N/R	6,017,136

Nuveen Investments	193

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1:
$590	5.000%, 5/01/23	5/22 at 100.00	N/R	$639,472
1,500	5.500%, 5/01/34	5/22 at 100.00	N/R	1,601,235
100	6.125%, 5/01/42	5/22 at 100.00	N/R	107,723

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2:
1,500	5.000%, 5/01/23	5/22 at 100.00	N/R	1,611,930
2,750	5.500%, 5/01/34	5/22 at 100.00	N/R	2,953,610

1,055	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	1,201,867

4,700	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	4,916,670

6,180	Verano Center Community Development District, Florida, Special Assessment Revenue Bonds, Community Infrastructure Projects, Series 2006A, 5.375%, 5/01/37	5/15 at 100.00	N/R	6,187,663

2,315	Villa Portofino East Development District, Homestead, Florida, Special Assessment Bonds, Series 2007A, 5.200%, 5/01/37	5/17 at 100.00	N/R	2,377,922

	Villa Vizcaya Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007:
1,520	5.350%, 5/01/13 (4)	No Opt. Call	N/R	836,198
1,000	5.350%, 5/01/17 (4)	No Opt. Call	N/R	550,130
1,500	5.550%, 5/01/39 (4)	5/17 at 100.00	N/R	825,195

640	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Refunding Series 2012A-1, 5.600%, 5/01/22	No Opt. Call	N/R	688,154

2,945	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R	2,961,757

	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014:
2,000	5.125%, 11/01/35	11/24 at 100.00	N/R	2,046,520
2,420	5.500%, 11/01/45	11/24 at 100.00	N/R	2,477,330

18,870	Wentworth Estates Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.625%, 5/01/37	5/15 at 100.00	N/R	18,902,268

3,500	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.500%, 5/01/37	5/15 at 100.00	N/R	3,503,710

	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2014:
500	5.375%, 5/01/35	5/25 at 100.00	N/R	512,640
2,390	5.625%, 5/01/45	5/25 at 100.00	N/R	2,450,993

1,360	Wynnfield Lakes Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 4.500%, 5/01/36	5/24 at 100.00	A–	1,440,145

2,035	Wynnmere West Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 5.500%, 11/01/44	11/25 at 100.00	N/R	2,091,370
1,365,402	Total Florida			1,337,227,376

	Georgia – 1.4%

1,485	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Trestletree Village Apartments, Series 2013A, 5.000%, 11/01/48	11/23 at 100.00	BBB+	1,547,355

194	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$5,725	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	$6,855,917

2,900	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	3,472,866

500	Augusta, Georgia, Airport Revenue Bonds, Series 2005A, 5.150%, 1/01/35	4/15 at 100.00	Baa2	500,790

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
890	5.250%, 12/01/22	4/15 at 100.00	CCC	877,033
95	5.375%, 12/01/28	6/15 at 100.00	CCC	92,685

11,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	BB–	14,491,265

12,625	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)	6/15 at 100.00	BB–	12,901,740

	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
3,490	5.250%, 12/01/22	4/15 at 100.00	BB–	3,493,490
3,310	5.000%, 12/01/26	4/15 at 100.00	BB–	3,311,887

4,750	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%, 10/01/43	10/23 at 100.00	N/R	5,249,368

	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010:
5,200	7.625%, 12/01/30 (4), (9)	12/20 at 100.00	N/R	2,169,721
5,200	8.000%, 12/01/40 (4), (9)	12/20 at 100.00	N/R	2,169,721
3,500	8.125%, 12/01/45 (4), (9)	12/20 at 100.00	N/R	1,460,389

5,445	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 6.500%, 4/01/43	4/23 at 100.00	N/R	5,574,319

	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds, Lenbrook Project, Series 2006A:
9,550	5.000%, 7/01/27	7/17 at 100.00	N/R	9,772,229
1,000	5.000%, 7/01/29	7/17 at 100.00	N/R	1,020,960
8,000	5.125%, 7/01/37	7/17 at 100.00	N/R	8,130,960
39,945	5.125%, 7/01/42	7/17 at 100.00	N/R	40,534,988

4,000	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds, Lenbrook Project, Series 2006B, 7.300%, 7/01/42	No Opt. Call	N/R	4,050,440

2,630	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Tender Option Bond Trust 1388, 23.790%, 8/15/49 (IF) (6)	2/25 at 100.00	AA–	5,067,090

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
1,128	5.500%, 7/15/23	7/21 at 100.00	N/R	1,161,632
2,242	5.500%, 7/15/30	7/21 at 100.00	N/R	2,308,156
2,461	5.500%, 1/15/36	7/21 at 100.00	N/R	2,533,184

12,165	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	Baa2	13,737,935
149,736	Total Georgia			152,486,120

	Guam – 0.7%

1,500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	1,671,285

Nuveen Investments	195

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Guam (continued)

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
$1,000	6.625%, 12/01/30	12/20 at 100.00	B+	$1,137,170
8,000	6.875%, 12/01/40	12/20 at 100.00	B+	9,098,000

1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 5.875%, 7/01/35 (Pre-refunded 7/01/15)	7/15 at 100.00	A– (5)	1,023,370

2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.250%, 7/01/25	7/20 at 100.00	A–	2,260,880

	Guam Government, General Obligation Bonds, 2009 Series A:
7,800	6.750%, 11/15/29	11/19 at 100.00	BB–	9,035,598
32,530	7.000%, 11/15/39	11/19 at 100.00	BB–	38,497,952

	Guam International Airport Authority, Revenue Bonds, Series 2013C:
1,410	6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	1,696,752
1,000	6.125%, 10/01/43 – AGM Insured (Alternative Minimum Tax)	10/23 at 100.00	AA	1,219,020

2,755	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	3,140,011

3,100	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35	7/24 at 100.00	A–	3,561,497

	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
2,000	5.250%, 7/01/33	7/23 at 100.00	A–	2,319,660
3,840	5.500%, 7/01/43	7/23 at 100.00	A–	4,543,219
67,935	Total Guam			79,204,414

	Hawaii – 0.3%

3,815	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	3,859,903

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
3,040	6.625%, 7/01/33	7/23 at 100.00	BB+	3,475,267
8,950	6.875%, 7/01/43	7/23 at 100.00	BB+	10,322,214

4,550	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	No Opt. Call	N/R	4,680,130

5,205	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 6.750%, 5/01/47	5/22 at 100.00	BB+	5,670,379

700	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc., Series 2000, 7.000%, 6/01/20 (Alternative Minimum Tax)	4/15 at 100.00	B	702,590

	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012:
1,100	5.625%, 5/15/33	5/22 at 100.00	N/R	1,155,407
3,000	5.750%, 5/15/42	5/22 at 100.00	N/R	3,150,420
30,360	Total Hawaii			33,016,310

	Idaho – 0.1%

3,835	Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40	9/21 at 100.00	N/R	4,556,287

1,305	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc, Series 2008A, 6.000%, 6/01/38	6/18 at 100.00	BBB–	1,377,832
5,140	Total Idaho			5,934,119

196	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois – 7.6%

$1,065	Bellwood, Illinois, General Obligation Bonds, Series 2008, 7.000%, 12/01/29	No Opt. Call	N/R	$1,133,203

8,850	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/17 at 100.00	N/R	8,695,745

4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Forest City Project, Series 2005, 5.900%, 3/01/27	3/15 at 102.00	N/R	4,041,800

2,540	Bradley, Illinois, Tax Increment Bonds, Bradley Commons, Series 2007, 6.100%, 1/01/27	1/17 at 102.00	N/R	2,630,932

924	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	N/R	935,605

4,660	Central Illinois Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Huntington Ridge Apartments Project, Series 2014, 5.000%, 8/01/30	8/24 at 100.00	N/R	4,871,564

5,505	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 1210, 24.470%, 12/01/39 – AMBAC Insured (IF) (6)	12/21 at 100.00	AA	8,312,660

11,500	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42 – AGM Insured (6)	12/22 at 100.00	AA	12,582,035

1,765	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/29 – FGIC Insured	No Opt. Call	AA–	922,018

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2014-4A:
8,000	22.680%, 12/01/44 – AGM Insured (IF)	12/24 at 100.00	AA	14,918,000
500	22.680%, 12/01/44 – AGM Insured (IF)	12/24 at 100.00	AA	932,375
2,950	22.665%, 12/01/44 – AGM Insured (IF)	12/24 at 100.00	AA	5,499,272

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bonds Trust 1362:
2,600	22.523%, 12/01/44 (IF) (6)	12/24 at 100.00	AA	4,848,350
2,000	22.523%, 12/01/44 (IF) (6)	12/24 at 100.00	AA	3,729,500
3,755	22.523%, 12/01/44 (IF) (6)	12/24 at 100.00	AA	7,002,136
1,000	23.774%, 12/01/49 (IF) (6)	12/24 at 100.00	AA	1,887,000
2,000	23.774%, 12/01/49 (IF) (6)	12/24 at 100.00	AA	3,774,000
1,150	23.774%, 12/01/49 (IF) (6)	12/24 at 100.00	AA	2,170,050

1,200	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 188 West Randolph/Wells Redevelopment Project, Note Series 2014, 6.835%, 3/15/33	4/15 at 100.00	N/R	1,200,840

1,088	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopment Project, Series 2012, 6.100%, 1/15/29	No Opt. Call	N/R	1,098,250

6,480	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26	4/15 at 100.00	N/R	4,690,354

4,510	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopment Project, Series 2013A, 7.125%, 3/15/33	10/18 at 100.00	N/R	4,684,537

800	Chicago, Illinois, General Obligation Bonds, Tender Option Bond Trust 1212, 22.116%, 1/01/35 – AGM Insured (IF) (6)	1/21 at 100.00	AA	1,131,200

	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Refunding Series 2014:
1,000	5.000%, 1/01/32 – AGM Insured	1/24 at 100.00	AA+	1,152,940
2,000	5.000%, 1/01/33 – AGM Insured	1/24 at 100.00	AA+	2,299,140

58,080	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B3	63,529,644

2,402	Crystal Lake Special Service Area 46, Illinois, Limited Tax Obligation Bonds, Series 2007, 5.750%, 3/01/36	3/17 at 100.00	N/R	2,358,716

Nuveen Investments	197

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$653	Deerfield, Illinois, Educational Facility Revenue Bonds, Chicagoland Jewish High School Project, Series 2011A, 6.000%, 10/01/42	5/15 at 101.00	N/R	$632,404

1,600	East Dundee, Illinois, Kane and Cook Counties, Illinois, Limited Obligation Tax Increment Revenue Bonds, Route 25 South Redevelopment Project, Series 2012, 5.250%, 12/01/22	No Opt. Call	N/R	1,638,464

	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011:
7,660	7.750%, 7/01/30	7/21 at 100.00	N/R	8,734,621
1,545	8.000%, 7/01/35	7/21 at 100.00	N/R	1,781,277
2,000	8.250%, 7/01/41	7/21 at 100.00	N/R	2,321,040

3,145	Gilberts Village, Kane County, Illinois, Special Tax Bonds, Special Service Area 15, Refunding Series 2014, 5.000%, 3/01/35 – AGM Insured	3/24 at 100.00	AA	3,465,601

2,500	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	2,796,550

2,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bonds Trust 2014-2A, 22.760%, 1/01/39 (IF)	1/24 at 100.00	AA–	3,605,700

790	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	4/15 at 100.00	BB	791,477

3,300	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002, 4.500%, 11/01/36	11/24 at 100.00	A	3,426,588

1,265	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010, 5.500%, 5/15/23	5/15 at 100.00	N/R	1,271,312

735	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010, 5.500%, 5/15/23 (Pre-refunded 5/15/15)	5/15 at 100.00	N/R (5)	746,466

	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007:
25	5.000%, 12/01/21	12/16 at 100.00	BBB	26,205
1,250	5.000%, 12/01/36	12/16 at 100.00	BBB	1,274,188

3,000	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 7.125%, 10/01/41	10/21 at 100.00	BBB–	3,494,220

205	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Tender Option Bond Trust 3302, 18.489%, 6/01/15 (IF)	No Opt. Call	AAA	236,185

62,480	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B3	68,489,949

200	Illinois Finance Authority, Revenue and Refunding Bonds, Roosevelt University Project, Series 2009, 6.500%, 4/01/44	10/19 at 100.00	BBB	222,848

	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A:
3,510	7.750%, 5/15/30	5/20 at 100.00	N/R	3,905,331
10,000	8.000%, 5/15/40	5/20 at 100.00	N/R	11,094,400
10,625	8.000%, 5/15/46	5/20 at 100.00	N/R	11,736,694

31,650	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/42	9/24 at 100.00	BBB	34,530,465

5,140	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	11/17 at 100.00	N/R	5,232,417

198	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond Trust 1098:
$1,500	18.236%, 8/15/15 – AGC Insured (IF) (6)	No Opt. Call	AA	$2,075,100
1,625	18.236%, 2/15/39 – AGC Insured (IF) (6)	8/18 at 100.00	AA	2,170,155
2,495	18.236%, 8/15/47 – AGC Insured (IF) (6)	8/18 at 100.00	AA	3,332,023
625	18.552%, 8/15/47 – AGC Insured (IF) (6)	8/18 at 100.00	AA	834,675
550	18.472%, 8/15/47 – AGC Insured (IF) (6)	8/18 at 100.00	AA	733,673

890	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (Alternative Minimum Tax)	12/17 at 102.00	N/R	896,639

5,500	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.625%, 2/15/37	2/15 at 100.00	BB–	5,501,705

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
1,000	5.000%, 4/01/26	4/16 at 100.00	Baa3	1,005,910
11,170	5.000%, 4/01/31	4/16 at 100.00	Baa3	11,206,973
19,140	5.000%, 4/01/36	4/16 at 100.00	Baa3	19,164,499

6,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa3	6,526,080

2,905	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB–	3,297,001

10,375	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss Hospital, Series 2006, 6.750%, 10/01/46	10/16 at 100.00	N/R	10,373,859

	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A:
110	5.250%, 5/15/15	No Opt. Call	N/R	111,029
2,900	5.500%, 5/15/26	5/17 at 100.00	N/R	2,966,700
11,825	5.750%, 5/15/38	5/17 at 100.00	N/R	12,027,917
350	5.400%, 5/15/38	4/15 at 100.00	N/R	350,091

3,125	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Tender Option Bond Trust 2015-XF0060, 18.117%, 5/01/26 (IF)	5/20 at 100.00	AA	5,019,375

	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 4285:
560	18.026%, 8/15/20 (IF) (6)	No Opt. Call	AA+	876,557
1,000	18.026%, 2/15/37 (IF) (6)	8/22 at 100.00	AA+	1,565,280
1,925	18.037%, 2/15/37 (IF) (6)	8/22 at 100.00	AA+	2,913,699

	Illinois Finance Authority, Revenue Bonds, Northwestern University, Tender Option Bond Trust 11783:
490	19.945%, 2/15/19 (IF)	No Opt. Call	AA–	805,874
625	19.945%, 2/15/31 (IF)	8/19 at 100.00	AA–	1,026,625

24,500	Illinois Finance Authority, Revenue Bonds, Northwestern University, Series 2006, 5.000%, 12/01/42 (UB)	12/15 at 100.00	AAA	25,426,100

1,900	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37 (UB)	11/17 at 100.00	A	2,111,641

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust 4702:
1,125	20.053%, 11/15/33 (IF) (6)	11/17 at 100.00	A	1,637,426
4,260	21.064%, 5/15/39 (IF) (6)	5/20 at 100.00	A	7,467,780
1,705	21.064%, 5/15/39 (IF) (6)	5/20 at 100.00	A	2,985,097
4,740	21.059%, 5/15/39 (IF) (6)	5/20 at 100.00	A	8,309,220

Nuveen Investments	199

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bonds Trust 1115:
$3,525	17.347%, 5/15/41 (IF) (6)	5/22 at 100.00	A	$5,003,949
2,500	17.347%, 5/15/41 (IF) (6)	5/22 at 100.00	A	3,548,900

1,110	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.000%, 5/01/28	5/20 at 100.00	BBB+	1,319,934

8,120	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	10,274,642

9,040	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/38 (Pre-refunded 11/01/18) (UB) (6)	11/18 at 100.00	Aaa	11,170,276

2,450	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009B, 7.250%, 11/01/38 (Pre-refunded 11/01/18) (UB) (6)	11/18 at 100.00	Aaa	3,027,343

5,550	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (Pre-refunded 5/01/19) (UB) (6)	5/19 at 100.00	Aaa	6,860,966

6,055	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 5.000%, 11/15/38 (WI/DD, Settling 2/11/15)	5/25 at 100.00	A+	7,111,416

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Tender Option Bonds Trust 1017:
300	22.869%, 11/01/39 (IF) (6)	5/19 at 100.00	Aaa	570,984
250	23.875%, 11/01/39 (IF) (6)	5/19 at 100.00	Aaa	486,210
3,067	23.862%, 11/01/39 (IF) (6)	5/19 at 100.00	Aaa	5,963,168
1,065	23.821%, 11/01/39 (IF) (6)	5/19 at 100.00	Aaa	2,068,890
815	23.804%, 11/01/39 (IF) (6)	5/19 at 100.00	Aaa	1,582,681
315	23.691%, 11/01/39 (IF) (6)	5/19 at 100.00	Aaa	610,262

650	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB+	770,601

	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 3908:
1,030	21.655%, 2/15/19 – AGM Insured (IF) (6)	No Opt. Call	AA	1,800,852
665	21.536%, 2/15/19 – AGM Insured (IF) (6)	No Opt. Call	AA	1,159,873

2,285	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 11783-1, 19.945%, 2/15/31 (IF)	8/19 at 100.00	AA–	3,753,341

	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 3907:
3,025	19.945%, 2/15/19 (IF) (6)	No Opt. Call	AA–	4,931,113
4,250	19.945%, 2/15/35 (IF) (6)	2/21 at 100.00	AA–	6,928,010

3,035	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2013, 5.250%, 2/15/40	2/23 at 100.00	N/R	3,136,399

985	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	1,023,287

	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance Illinois IV LLC, Fullerton Village Project, Series 2004A:
1,160	5.000%, 6/01/12 (4)	No Opt. Call	Ca	1,073,023
1,225	5.000%, 6/01/13 (4)	No Opt. Call	Ca	1,133,150
1,290	5.000%, 6/01/14 (4)	No Opt. Call	Ca	1,193,276
7,540	5.500%, 6/01/19 (4)	4/15 at 100.00	Caa2	6,974,651
6,905	5.000%, 6/01/24 (4)	4/15 at 100.00	Caa2	6,387,263
21,710	5.125%, 6/01/35 (4)	4/15 at 100.00	Caa2	20,082,184

200	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,545	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Tender Option Bond Trust 3721, 18.456%, 2/01/33 (IF) (6)	8/18 at 100.00	AA	$1,732,439

22,010	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (Alternative Minimum Tax) (UB) (6)	4/16 at 100.00	AA+	22,309,776

	Illinois Sports Facility Authority, State Tax Supported Bonds, Tender Option Bond Trust 1358:
250	18.610%, 6/15/32 – AGM Insured (IF) (6)	6/24 at 100.00	AA	419,290
3,305	18.603%, 6/15/32 – AGM Insured (IF) (6)	6/24 at 100.00	AA	5,542,155
2,245	18.600%, 6/15/32 – AGM Insured (IF) (6)	6/24 at 100.00	AA	3,764,371

	Illinois State, General Obligation Bonds, April Series 2014:
8,695	5.000%, 4/01/36 – AGM Insured (UB) (6)	4/24 at 100.00	AA	9,666,840
8,825	5.000%, 4/01/37 – AGM Insured (UB) (6)	4/24 at 100.00	AA	9,825,932

1,000	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/39	No Opt. Call	AA	1,109,290

1,795	Illinois State, General Obligation Bonds, Tender Option Bond Trust 1350, 17.574%, 4/01/32 – AGM Insured (IF) (6)	4/24 at 100.00	AA	2,655,290

6,665	Illinois State, General Obligation Bonds, Tender Option Bond Trust 1360, 17.413%, 2/01/39 – AGM Insured (IF) (6)	2/24 at 100.00	AA	9,513,354

	Illinois State, General Obligation Bonds, Tender Option Bond Trust 1371:
2,750	17.709%, 7/01/28 (IF) (6)	7/23 at 100.00	AA	4,106,080
1,850	18.715%, 7/01/33 – AGM Insured (IF) (6)	7/23 at 100.00	AA	2,792,834

	Illinois State, General Obligation Bonds, Tender Option Bond Trust 1379:
1,910	17.353%, 5/01/29 (IF) (6)	5/24 at 100.00	A–	2,787,779
3,565	17.375%, 5/01/30 (IF) (6)	5/24 at 100.00	A–	5,157,985
2,000	17.386%, 5/01/32 (IF) (6)	5/24 at 100.00	A–	2,827,920

25,935	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	14,419,860

4,015	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	CC	2,753,527

	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B:
1,595	5.250%, 1/01/25	1/16 at 100.00	D	470,206
3,675	5.250%, 1/01/30	1/16 at 100.00	D	1,083,390
5,420	5.250%, 1/01/36	1/16 at 100.00	D	1,597,816

12,431	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel Revenue Bonds, Series 2005C-3, 12.000%, 1/01/36 (4)	7/18 at 100.00	N/R	1,218,237

4,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Tender Option Bond Trust 3297, 18.411%, 6/15/20 (Alternative Minimum Tax) (IF) (6)	No Opt. Call	AAA	5,633,920

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 3220:
265	20.224%, 4/01/37 (IF) (6)	6/20 at 100.00	AAA	384,992
9,300	19.211%, 6/15/42 (IF) (6)	6/20 at 100.00	AAA	12,734,676

4,500	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	4,502,250

11,289	Pingree Grove Village, Illinois, Special Service Area 7, Cambridge Lakes Project, Special Tax Bonds, Series 2006-1, 6.000%, 3/01/36	3/16 at 102.00	N/R	11,579,918

Nuveen Investments	201

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)		Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

		Illinois (continued)

$6,982		Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge Lakes Project, Series 2005-2, 6.000%, 3/01/35	3/15 at 102.00	N/R	$7,127,156

4,291		Plano Special Service Area 3, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2005A, 6.100%, 3/01/35	3/15 at 102.00	N/R	4,380,382

3,425		Quad Cities Regional Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Heritage Woods of Moline SLF Project, Series 2006, 6.000%, 12/01/41	12/16 at 102.00	N/R	3,447,948

5,750		Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	6,197,925

—	(13)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24 (Alternative Minimum Tax)	No Opt. Call	N/R	209

		Saint Charles, Kane and DuPage Counties, Illinois, Senior Lien Limited Incremental Sales Tax Revenue Bonds, Series 2008 Zylstra Project:
2,190		6.950%, 1/01/21	1/18 at 100.00	N/R	2,256,707
1,935		6.950%, 1/01/25	1/18 at 100.00	N/R	1,942,411

3,145		Southwestern Illinois Development Authority Local Government Program Revenue Bonds, Granite City Project, Series 2009C, 7.750%, 3/01/22	4/15 at 100.00	N/R	3,154,026

10,500		Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	BB–	10,921,050

		Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
500		7.250%, 11/01/33	11/23 at 100.00	BB+	626,535
7,375		7.250%, 11/01/36	11/23 at 100.00	BB+	9,210,195
15,225		7.125%, 11/01/43	11/23 at 100.00	BB+	18,809,726

2,460		Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Granite City Project, Series 2009B, 7.750%, 3/01/22	9/15 at 100.00	N/R	2,467,282

1,000		Southwestern Illinois Development Authority, Revenue Bonds, Anderson Hospital, Series 2006, 5.125%, 8/15/36	2/17 at 100.00	BBB–	1,022,520

3,000		Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/17 at 102.00	N/R	3,154,500

1,750		Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special Assessment Bonds, Series 2009, 7.875%, 3/01/32	3/17 at 102.00	N/R	1,852,848

7,526		Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1, Series 2006, 6.000%, 3/01/36	3/16 at 102.00	N/R	7,635,654

2,047		Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	3/15 at 102.00	N/R	1,919,574

635		Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	1/18 at 100.00	N/R	626,491

3,347		Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 – Woods Creek, Series 2004, 6.750%, 3/01/34	3/16 at 100.00	N/R	3,397,707

2,150		Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/26	1/17 at 102.00	N/R	1,290,000

1,900		Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 5.000%, 3/01/33	3/23 at 100.00	N/R	1,933,516

4,118		Yorkville, Illinois, Special Tax Bonds, Special Service Area 2005-108 Autumn Creek Project, Series 2006, 6.000%, 3/01/36	3/16 at 102.00	N/R	4,143,696

202	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$6,985	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113 Cannoball & Beecher, Series 2007, 5.750%, 3/01/28	3/17 at 102.00	N/R	$7,143,350
771,505	Total Illinois			850,403,150

	Indiana – 2.6%

1,080	Anderson, Indiana, Multifamily Housing Revenue Bonds, Cross Lakes and Giant Oaks Apartments, Series 2011A, 7.250%, 12/01/45	12/20 at 100.00	N/R	761,044

	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,000	7.125%, 11/15/42	No Opt. Call	N/R	1,128,760
7,500	7.125%, 11/15/47	No Opt. Call	N/R	8,440,050

125	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.250%, 8/01/36 (Pre-refunded 8/01/16)	8/16 at 100.00	N/R (5)	134,145

6,825	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	B–	7,586,397

860	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1999, 6.375%, 8/01/29	4/15 at 100.00	B–	862,055

1,595	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 10-77W, 18.998%, 4/01/30 – AMBAC Insured (IF) (6)	No Opt. Call	AA	3,403,459

3,750	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Tender Option Bond Trust 2882, 18.206%, 4/15/17 (IF) (6)	No Opt. Call	A	6,164,099

5,855	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.250%, 3/01/43	3/23 at 100.00	BB–	5,927,075

	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC Project, Refunding Series 2013A:
2,000	7.000%, 7/01/33	7/23 at 100.00	BB–	2,226,960
6,000	7.250%, 7/01/43	7/23 at 100.00	BB–	6,703,980

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management Indianapolis LLC Project, Series 2013A:
2,280	7.000%, 7/01/33	7/23 at 100.00	BB–	2,538,734
5,240	7.250%, 7/01/43	7/23 at 100.00	BB–	5,892,380

3,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	BB–	3,493,806

9,560	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	BB–	10,776,606

21,110	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	No Opt. Call	BB–	22,047,495

	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Tender Option Bond Trust 1325:
3,750	17.557%, 5/01/42 (IF) (6)	5/23 at 100.00	A	5,618,700
1,000	17.557%, 5/01/42 (IF) (6)	5/23 at 100.00	A	1,498,320
1,600	17.557%, 5/01/42 (IF) (6)	5/23 at 100.00	A	2,397,312
1,000	17.557%, 5/01/42 (IF) (6)	5/23 at 100.00	A	1,498,320

	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010:
1,045	5.500%, 8/15/40	8/20 at 100.00	BBB+	1,172,636
875	5.500%, 8/15/45	8/20 at 100.00	BBB+	980,928

Nuveen Investments	203

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$11,500	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/44 (Alternative Minimum Tax)	7/23 at 100.00	BBB	$12,633,785

7,620	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 7/01/40 (Alternative Minimum Tax)	7/23 at 100.00	BBB	8,400,364

10,455	Indiana Finance Authority, Revenue Bonds, Community Foundation of Northwest Indiana Obligated Group, Series 2012, 5.000%, 3/01/41	No Opt. Call	A	11,580,063

	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Tender Option Bond Trust 3611:
3,085	19.162%, 6/01/17 (IF) (6)	No Opt. Call	AA	4,920,174
1,250	19.136%, 6/01/17 (IF) (6)	No Opt. Call	AA	1,993,900
1,460	19.226%, 6/01/17 (IF) (6)	No Opt. Call	AA	2,328,131
330	19.136%, 12/01/32 (IF) (6)	12/19 at 100.00	AA	526,390
5,000	15.883%, 12/01/32 (IF) (6)	12/19 at 100.00	AA	7,975,600

5,450	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014, 5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	BBB	6,112,339

	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 3301:
2,750	18.412%, 5/15/31 (IF) (6)	11/16 at 100.00	AA+	3,547,610
1,500	18.306%, 5/15/31 (IF) (6)	11/16 at 100.00	AA+	1,935,060

10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured (UB)	1/19 at 100.00	AA	11,394,000

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Tender Option Bond Trust 11779:
310	19.768%, 1/01/17 – AGC Insured (IF)	No Opt. Call	AA	482,856
2,500	19.768%, 1/01/17 – AGC Insured (IF)	No Opt. Call	AA	3,894,000
4,995	20.759%, 1/01/32 – AGC Insured (IF)	1/19 at 100.00	AA	7,754,937
6,250	19.768%, 1/01/32 – AGC Insured (IF)	1/19 at 100.00	AA	9,735,000

1,550	Portage, Indiana, Economic Development Revenue Bonds, Ameriplex Project, Series 2006, 5.000%, 1/15/27	7/16 at 100.00	A	1,594,346

10,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (Alternative Minimum Tax)	2/22 at 100.00	B–	10,894,170

1,500	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013, 7.250%, 11/01/43 (Alternative Minimum Tax)	11/23 at 100.00	N/R	1,709,895

	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
3,065	5.250%, 2/15/23 (4)	2/15 at 100.00	N/R	252,495
2,500	5.375%, 2/15/34 (4)	2/15 at 100.00	N/R	205,950

2,155	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	7/15 at 103.00	N/R	2,245,661

230	St. Joseph County, Indiana, Economic Development Revenue Bonds, Holy Cross Village at Notre Dame, Series 2006A, 5.550%, 5/15/19	4/15 at 100.00	N/R	230,497

	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011:
5,000	7.750%, 9/01/31	9/21 at 100.00	N/R	6,165,600
5,000	8.000%, 9/01/41	9/21 at 100.00	N/R	6,150,950

204	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
$3,000	5.700%, 9/01/37	9/17 at 100.00	N/R	$3,157,320
19,000	5.750%, 9/01/42	9/17 at 100.00	N/R	19,982,680
39,655	5.800%, 9/01/47	9/17 at 100.00	N/R	41,723,405
255,060	Total Indiana			290,780,439

	Iowa – 2.5%

149,755	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB–	158,365,911

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
13,470	5.500%, 12/01/22	12/18 at 100.00	BB–	14,351,342
59,265	5.250%, 12/01/25	12/23 at 100.00	BB–	65,707,696

4,905	Iowa Finance Authority, Multifamily Housing Bonds, Series 2006A,, 4.600%, 7/01/41 (UB) (6)	7/16 at 100.00	AA	4,988,483

2,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.750%, 9/01/30	9/20 at 100.00	BB	2,070,580

	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
19,215	5.375%, 6/01/38	6/15 at 100.00	B+	17,163,030
11,970	5.500%, 6/01/42	6/15 at 100.00	B+	10,756,362
8,075	5.625%, 6/01/46	6/15 at 100.00	B+	7,353,337

1,490	Pottawattamie County, Iowa, Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007E, 5.750%, 5/15/31	5/17 at 100.00	BBB–	1,546,128
270,145	Total Iowa			282,302,869

	Kansas – 0.5%

4,340	Fredonia, Kansas, Hospital Revenue Bonds, Series 2007, 6.125%, 8/15/37	8/17 at 100.00	N/R	4,491,683

2,115	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0063, 18.086%, 1/01/34 (IF)	1/20 at 100.00	AA–	3,165,457

2,000	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds, Tabor College Project, Series 2013, 5.800%, 3/01/37	3/20 at 100.00	N/R	2,126,280

	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
1,000	5.000%, 3/01/16 (4)	No Opt. Call	N/R	512,910
4,780	5.000%, 3/01/26 (4)	3/16 at 100.00	N/R	2,451,710

2,790	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 5.000%, 12/01/28 (4)	12/16 at 100.00	N/R	1,077,107

	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A:
18,500	5.250%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	18,697,395
1,000	5.125%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	1,008,400

14,000	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	14,066,640

8,910	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	No Opt. Call	N/R	9,046,769

Nuveen Investments	205

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$3,959	Wichita, Kansas, Multifamily Housing Revenue Bonds, Buttonwood Tree Apartments Project, Series 2002-I, 7.350%, 12/01/33 (Alternative Minimum Tax)	4/15 at 100.00	N/R	$4,226,782
63,394	Total Kansas			60,871,133

	Kentucky – 0.2%

8,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.375%, 6/01/40	6/20 at 100.00	BBB+	9,410,240

5,240	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 1314, 23.784%, 1/01/45 (IF) (6)	1/23 at 100.00	A+	8,501,795

1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	1,093,520

1,000	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa3	1,104,480

2,190	Rockcastle County, Kentucky, First Mortgage Revenue Bonds, Rockcastle Hospital and Respiratory Care Center Inc. Project, Series 2005, 5.550%, 6/01/30	6/15 at 100.00	BBB–	2,202,023
17,430	Total Kentucky			22,312,058

	Louisiana – 1.1%

42,125	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	46,572,977

15,000	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax) (9)	No Opt. Call	N/R	1,500

13,415	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	BB+	15,911,397

1,160	Juban Parc Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.150%, 10/01/14 (4)	No Opt. Call	N/R	232,162

6,938	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2007, 5.250%, 7/01/17 (4)	No Opt. Call	N/R	2,429,271

590	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured	No Opt. Call	N/R	693,557

9,335	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R	9,577,617

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
6,750	6.750%, 12/15/37 (4)	12/17 at 100.00	N/R	4,382,370
1,085	6.000%, 12/15/37	4/15 at 100.00	N/R	602,652

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Woman’s Hospital Foundation Project, Tender Option Bonds Trust 1012:
1,375	20.911%, 10/01/40 (IF) (6)	10/20 at 100.00	A–	2,411,145
3,315	20.899%, 10/01/40 (IF) (6)	10/20 at 100.00	A–	5,811,493

8,400	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	9,564,324

2,885	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Series 2007, 4.500%, 7/01/37 – CIFG Insured	7/17 at 100.00	N/R	2,914,542

206	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	$1,142,490

	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A:
505	7.750%, 12/15/31	12/21 at 100.00	N/R	584,760
7,425	8.000%, 12/15/41	12/21 at 100.00	N/R	8,669,282

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011:
2,000	6.500%, 5/15/37	5/21 at 100.00	Baa1	2,402,960
600	6.750%, 5/15/41	5/21 at 100.00	Baa1	728,670

3,900	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.250%, 12/15/38	12/23 at 100.00	N/R	4,451,421

2,245	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	2,572,725

1,000	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/34	12/24 at 100.00	BBB+	1,156,310

1,940	Orange Grove Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2006, 5.300%, 11/01/21 (4)	4/15 at 100.00	N/R	388,272

	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015:
865	5.250%, 11/15/29	11/24 at 100.00	N/R	921,147
1,000	5.250%, 11/15/37	11/24 at 100.00	N/R	1,043,090

2,290	Whispering Springs Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.200%, 10/01/21 (4)	4/15 at 100.00	N/R	412,521
137,143	Total Louisiana			125,578,655

	Maine – 0.1%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,300	6.950%, 7/01/36	7/21 at 100.00	BBB–	2,708,618
6,500	7.000%, 7/01/41	7/21 at 100.00	BBB–	7,622,225

3,950	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (Alternative Minimum Tax)	4/15 at 100.00	B3	3,967,025
12,750	Total Maine			14,297,868

	Maryland – 1.1%

	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014:
1,310	4.900%, 7/01/30	7/24 at 100.00	N/R	1,357,134
1,035	5.125%, 7/01/36	7/24 at 100.00	N/R	1,073,854
1,840	5.250%, 7/01/44	7/24 at 100.00	N/R	1,905,154

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
8,300	5.000%, 9/01/32 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	8,498,619
12,905	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	13,233,174

500	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R	511,155

19,255	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	Ba2	19,898,117

Nuveen Investments	207

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

$8,409	Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick Crossing Special Taxing District, Series 2006, 5.500%, 7/01/36	7/16 at 100.00	N/R	$8,533,790

	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007A:
1,270	5.250%, 4/01/27	4/17 at 100.00	N/R	1,277,137
1,085	5.250%, 4/01/33	4/17 at 100.00	N/R	1,084,284

	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014:
725	5.800%, 2/15/34	No Opt. Call	N/R	787,234
1,000	6.100%, 2/15/44	No Opt. Call	N/R	1,092,350

5,455	Maryland Community Development Administration, Department of Housing and Community Development, Housing Revenue Bonds, Tender Option Bond Trust 2849, 10.738%, 7/01/36 (Alternative Minimum Tax) (IF)	1/17 at 100.00	AA+	5,714,385

7,335	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007A, 4.800%, 9/01/42 (Alternative Minimum Tax) (UB)	9/16 at 100.00	Aa2	7,444,952

	Maryland Community Development Administration, Residential Revenue Bonds, Series 2007D, Trust 1023:
940	17.654%, 3/01/30 (Alternative Minimum Tax) (IF) (6)	3/17 at 100.00	Aa2	1,020,737
1,710	17.863%, 3/01/30 (Alternative Minimum Tax) (IF) (6)	3/17 at 100.00	Aa2	1,856,188

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
1,650	5.000%, 12/01/16 (4)	No Opt. Call	N/R	734,250
59,000	5.000%, 12/01/31 (4)	12/16 at 100.00	N/R	26,255,000

2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31	12/16 at 100.00	N/R	890,000

	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds, University of Maryland – Baltimore, Series 2003A:
820	5.625%, 10/01/23	3/15 at 100.00	B3	796,253
10,640	5.750%, 10/01/33	3/15 at 100.00	B3	10,333,355

1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Bowie State University Project, Series 2003, 6.000%, 6/01/23	4/15 at 100.00	Ba2	1,001,330

1,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012B, 5.000%, 11/15/51 (UB) (6)	11/21 at 100.00	AA+	2,052,864

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Tender Option Bond Trust 4424:
1,155	22.762%, 5/15/18 (IF) (6)	No Opt. Call	AA+	1,966,272
1,000	22.762%, 11/15/19 (IF) (6)	No Opt. Call	AA+	1,702,400
1,135	22.717%, 11/15/43 (IF) (6)	11/21 at 100.00	AA+	1,930,624

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.125%, 7/01/45	7/20 at 100.00	BBB–	1,593,555
154,774	Total Maryland			124,544,167

	Massachusetts – 0.7%

12,275	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax) (14)	4/15 at 100.00	Caa3	8,996,102

208	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$4,080	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds, Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax) (4)	4/15 at 100.00	N/R	$693,559

2,000	Massachusetts Development Finance Agency, Education Facility Revenue Bonds, Academy of the Pacific Rim Project, Series 2006A, 5.125%, 6/01/31 – ACA Insured	6/16 at 100.00	N/R	2,018,760

19,835	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	11/17 at 100.00	BB+	20,485,786

1,960	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series 2006, 5.000%, 1/01/37 – ACA Insured	1/17 at 100.00	N/R	1,992,536

2,500	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 6.000%, 1/01/33	1/23 at 100.00	BBB–	2,905,500

7,500	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.125%, 7/01/44	7/24 at 100.00	BBB–	8,029,875

5,228	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012A, 6.000%, 2/15/43 (4), (9)	4/15 at 103.00	D	305,137

4,082	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012B, 0.000%, 2/15/43 (4), (9)	6/15 at 103.00	D	238,244

5,926	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012C, 0.000%, 2/15/43 (4), (9)	4/15 at 103.00	D	345,858

3,500	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/39	10/19 at 100.00	BBB	4,148,620

	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A:
5,950	6.250%, 1/15/28 (4)	1/18 at 100.00	N/R	15,351
5,300	6.500%, 1/15/38 (4)	1/18 at 100.00	N/R	13,674

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E:
4,000	5.000%, 8/15/25 – RAAI Insured	8/15 at 100.00	N/R	4,065,600
1,400	5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	N/R	1,419,152

2,500	Massachusetts Housing Finance Agency, Housing Bonds, Tender Option Bond Trust 2010-64W., 20.279%, 6/01/41 (IF) (6)	6/20 at 100.00	AA–	3,251,100

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
1,605	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	4/15 at 100.00	N/R	1,607,568
1,505	5.000%, 1/01/21 – AMBAC Insured	4/15 at 100.00	N/R	1,507,393
4,000	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	4/15 at 100.00	N/R	4,006,400
11,190	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/15 at 100.00	N/R	11,193,805
106,336	Total Massachusetts			77,240,020

	Michigan – 2.9%

	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Series 2008:
3,670	6.000%, 11/01/28	11/18 at 100.00	BBB–	3,899,485
5,105	6.000%, 11/01/37	11/18 at 100.00	BBB–	5,373,472

1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	11/15 at 100.00	BBB	1,056,857

1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	11/17 at 100.00	N/R	1,804,778

Nuveen Investments	209

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
$5,195	5.000%, 11/01/26	11/16 at 100.00	B+	$4,265,926
3,750	5.250%, 11/01/31	11/16 at 100.00	B+	2,958,263
3,840	5.250%, 11/01/36	11/16 at 100.00	B+	2,899,738

	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013:
3,475	6.000%, 10/01/33	10/23 at 100.00	N/R	2,952,291
4,110	6.000%, 10/01/43	10/23 at 100.00	N/R	3,399,504

4,710	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender Option Bond Trust 4697, 16.986%, 5/01/29 – AGM Insured (IF) (6)	No Opt. Call	AA	9,195,992

2,500	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Tender Option Bonds Trust 11784, 18.912%, 5/01/27 – AGM Insured (IF)	No Opt. Call	AA	4,929,000

	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
1,775	5.650%, 11/01/25	11/15 at 100.00	B–	1,394,174
500	5.750%, 11/01/30	11/15 at 100.00	B–	369,545
2,425	5.750%, 11/01/35	11/15 at 100.00	B–	1,698,494

5,955	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	5/15 at 100.00	B–	5,772,420

155	Detroit, Michigan, General Obligation Bonds, Series 2002, 5.125%, 4/01/22	4/15 at 100.00	A3	155,096

	Detroit, Michigan, General Obligation Bonds, Series 2003A:
300	5.250%, 4/01/18 – SYNCORA GTY Insured	4/15 at 100.00	N/R	300,162
168	5.250%, 4/01/19 – SYNCORA GTY Insured	No Opt. Call	N/R	168,236
465	5.250%, 4/01/22	4/15 at 100.00	N/R	451,459
159	5.250%, 4/01/23 – SYNCORA GTY Insured	4/15 at 100.00	N/R	155,491

1,055	Doctor Charles Drew Academy, Michigan Certificates of Participation, Series 2006, 5.700%, 11/01/36 (4)	11/16 at 102.00	N/R	211,042

3,500	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	10/17 at 100.00	BBB–	3,593,590

14,145	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A, 5.000%, 8/15/38 (Pre-refunded 8/15/17)	8/17 at 100.00	N/R (5)	15,715,519

2,700	Kentwood Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Holland Home Obligated Group, Refunding Series 2012, 5.625%, 11/15/41	5/22 at 100.00	BB+	2,895,075

1,000	Merritt Academy, Michigan, Certificates of Participation, Series 2004, 7.250%, 12/01/24	4/15 at 102.00	N/R	1,020,950

1,900	Merritt Academy, Michigan, Certificates of Participation, Series 2006, 6.250%, 12/01/36	4/15 at 102.00	N/R	1,909,747

	Michigan Finance Authority, Limited Obligation Revenue Bonds, Michigan Technical Academy, Series 2011:
1,630	5.700%, 10/01/21	No Opt. Call	N/R	1,641,524
2,140	7.100%, 10/01/31	10/21 at 100.00	N/R	2,232,983
7,000	7.450%, 10/01/41	10/21 at 100.00	N/R	7,346,640

845	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax General Obligation Bonds, Series 2014G-3A, 5.125%, 4/01/22 – NPFG Insured	4/15 at 100.00	A–	845,068

210	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax General Obligation Bonds, Series 2014G-4A:
$1,635	5.250%, 4/01/18 – SYNCORA GTY Insured	4/15 at 100.00	A–	$1,635,337
917	5.250%, 4/01/19 – SYNCORA GTY Insured	4/15 at 100.00	A–	916,871
2,535	5.250%, 4/01/22 – SYNCORA GTY Insured	4/15 at 100.00	A–	2,461,181
866	5.250%, 4/01/23 – SYNCORA GTY Insured	4/15 at 100.00	A–	847,677

1,770	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center, Refunding Series 2012A, 5.000%, 6/01/39	No Opt. Call	BBB+	1,934,999

2,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/35 – AGM Insured	7/24 at 100.00	AA	2,281,980

	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-3:
9,445	5.000%, 7/01/31 – AGM Insured (6)	7/24 at 100.00	AA	10,926,070
4,515	5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	AA	5,199,068
3,000	5.000%, 7/01/33 – AGM Insured	7/24 at 100.00	AA	3,441,330

11,250	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-6, 5.000%, 7/01/33	7/24 at 100.00	BBB+	12,593,813

	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-7:
2,500	5.000%, 7/01/32 – NPFG Insured	7/24 at 100.00	AA–	2,848,125
1,595	5.000%, 7/01/34 – NPFG Insured	7/24 at 100.00	AA–	1,806,050

	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014D-6:
1,215	5.000%, 7/01/34 – NPFG Insured	7/24 at 100.00	AA–	1,375,769
8,115	5.000%, 7/01/36 – NPFG Insured	7/24 at 100.00	AA–	9,146,822

1,495	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 7.000%, 5/01/31	5/18 at 100.00	BBB–	1,594,208

1,170	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 8.000%, 10/01/40	10/21 at 100.00	BBB–	1,403,579

6,260	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Series 2011, 8.125%, 4/01/41	4/21 at 100.00	BB	7,245,512

400	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%, 12/01/40	12/20 at 100.00	BB	415,256

	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011:
1,430	7.750%, 7/15/26	7/21 at 100.00	B–	1,379,607
9,000	8.000%, 7/15/41	7/21 at 100.00	B–	8,546,580

1,000	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/36	10/21 at 100.00	BB–	1,064,910

3,775	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.200%, 10/01/42 – AGM Insured (Alternative Minimum Tax) (UB)	7/15 at 100.00	AA	3,796,102

955	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	12/17 at 100.00	N/R	967,214

1,505	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	11/15 at 100.00	BBB	1,528,689

Nuveen Investments	211

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$1,500	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/36	9/17 at 100.00	BBB–	$1,514,055

3,535	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	6/17 at 100.00	N/R	3,600,185

	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Dr. Joseph F. Pollack Academic Center of Excellence Project, Series 2010:
255	7.250%, 4/01/20	No Opt. Call	BB	274,632
1,140	8.000%, 4/01/30	4/20 at 100.00	BB	1,249,144
500	8.000%, 4/01/40	4/20 at 100.00	BB	545,780

10,275	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital, Series 2005A, 6.750%, 11/15/38	11/15 at 102.00	N/R	10,612,328

	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 2005:
2,250	5.250%, 11/15/25	5/15 at 100.00	BB+	2,253,960
11,200	5.500%, 11/15/35	5/15 at 100.00	BB+	11,214,896

14,715	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 8.500%, 12/01/30 (Alternative Minimum Tax)	12/23 at 100.00	N/R	14,470,290

48,175	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series 2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)	7/18 at 100.00	N/R	49,315,782

7,950	Michigan Strategic Fund, Solid Waste Facility Limited Obligation Revenue Bonds, Canton Renewables, LLC ? Sauk Trail Hills Project, Series 2014, 6.750%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	N/R	8,324,127

10,900	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	10,695,952

	Renaissance Public School Academy, Michigan, Public School Academy Revenue Bonds, Series 2012A:
965	5.500%, 5/01/27	5/22 at 100.00	BBB–	1,017,969
1,315	6.000%, 5/01/37	5/22 at 100.00	BBB–	1,413,914

1,500	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	1,601,400

1,000	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/33	No Opt. Call	BBB	1,057,290

	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005:
290	5.000%, 11/01/15	No Opt. Call	BB	292,477
1,705	5.250%, 11/01/20	11/15 at 100.00	BB	1,715,111
615	6.750%, 5/01/21	No Opt. Call	BB	675,405
4,795	5.350%, 11/01/25	11/15 at 100.00	BB	4,809,097
3,685	5.500%, 11/01/30	11/15 at 100.00	BB	3,690,859
1,615	7.750%, 5/01/31	5/21 at 100.00	BB	1,838,258
6,900	5.500%, 11/01/35	11/15 at 100.00	BB	6,902,346
3,460	8.000%, 5/01/41	5/21 at 100.00	BB	3,957,202

2,295	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	11/15 at 100.00	BB	2,308,265
308,060	Total Michigan			321,319,994

212	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota – 0.9%

	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc. Project, Series 2014:
$1,200	5.375%, 11/01/34	11/24 at 100.00	N/R	$1,278,408
1,000	5.125%, 11/01/49	11/24 at 100.00	N/R	1,027,980

1,000	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project, Series 2008A, 7.000%, 8/01/38	8/16 at 102.00	BB	1,052,020

14,220	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	16,747,178

1,940	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	BB+	2,335,585

1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2013A, 5.125%, 7/01/48	7/23 at 100.00	BBB–	1,043,810

	Falcon Heights, Minnesota, Lease Revenue Bonds, Kaleidoscope Charter School Revenue Bonds, Series 2007A:
425	6.000%, 11/01/27 (Pre-refunded 11/01/15)	11/15 at 100.00	N/R (5)	443,118
1,550	6.000%, 11/01/37 (Pre-refunded 11/01/15)	11/15 at 100.00	N/R (5)	1,616,077

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R	1,057,700

2,000	Hayward, Minnesota, Health Care Facilities Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%, 2/01/44	8/24 at 100.00	N/R	2,111,580

	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
810	5.000%, 7/01/34	7/24 at 100.00	BBB–	883,103
2,965	5.000%, 7/01/44	7/24 at 100.00	BBB–	3,186,486

2,275	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (Alternative Minimum Tax)	4/15 at 100.00	B3	2,284,805

	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A:
1,000	7.750%, 1/01/33	1/21 at 100.00	N/R	1,022,670
1,000	8.500%, 1/01/41	1/21 at 100.00	N/R	1,024,800

600	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Series 2006, 5.200%, 2/01/22	4/15 at 100.00	N/R	600,318

1,500	Oak Park Heights, Minnesota, Senior Housing Revenue Bonds, Oakgreen Commons Project, Series 2010, 7.000%, 8/01/45	8/20 at 100.00	N/R	1,674,810

	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A:
500	5.000%, 9/01/34	9/24 at 100.00	BB+	525,635
1,840	5.000%, 9/01/44	9/24 at 100.00	BB+	1,900,794

1,695	Saint Paul Housing & Redevelopment Authority , Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.500%, 9/01/43	9/20 at 101.00	BB+	1,786,750

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	No Opt. Call	BB+	1,022,720

455	Saint Paul Port Authority, Minnesota, Great Northern Project Tax Increment Revenue Bonds, Series 2, 6.000%, 3/01/30	3/16 at 100.00	N/R	465,178

Nuveen Investments	213

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A:
$2,700	5.750%, 5/01/25	5/15 at 100.00	BB+	$2,721,897
2,800	5.875%, 5/01/30	5/15 at 100.00	BB+	2,821,784

8,300	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30	5/15 at 100.00	N/R	8,367,396

13,225	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)	10/22 at 100.00	BBB–	13,547,558

1,000	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	1,031,800

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Hmong Academy, Series 2006A:
400	5.750%, 9/01/26	9/16 at 100.00	BB+	408,424
500	6.000%, 9/01/36	9/16 at 100.00	BB+	510,535

1,300	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2004A, 6.750%, 12/01/33	6/16 at 100.00	N/R	1,322,711

2,185	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2005A, 6.250%, 12/01/33	6/16 at 100.00	N/R	2,209,691

	St. Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	5/15 at 100.00	N/R	847,222
1,225	5.375%, 5/01/43	5/15 at 100.00	N/R	1,227,413

	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
1,500	5.250%, 2/01/27 (Alternative Minimum Tax)	2/15 at 102.00	N/R	1,514,445
800	5.500%, 2/01/42 (Alternative Minimum Tax)	2/15 at 102.00	N/R	806,168

	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
1,485	5.500%, 11/01/32	5/19 at 102.00	N/R	1,625,095
3,000	5.750%, 11/01/39	5/19 at 102.00	N/R	3,286,740
6,100	6.000%, 5/01/47	5/19 at 102.00	N/R	6,730,191

	Winsted, Minnesota, Health Care Revenue Bonds, Saint Mary’s Care Center Project, Series 2010A:
1,000	6.250%, 9/01/30	9/17 at 100.00	N/R	1,032,610
3,250	6.875%, 9/01/42	9/17 at 100.00	N/R	3,367,228
92,590	Total Minnesota			98,470,433

	Mississippi – 0.0%

1,507	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)	10/19 at 101.00	N/R	1,534,160

	Missouri – 0.7%

	Belton, Missouri, Town Center Project Tax Increment Revenue Bonds, Series 2006:
250	5.500%, 3/01/20	3/16 at 100.00	N/R	251,033
600	5.625%, 3/01/25	3/16 at 100.00	N/R	601,998

	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
590	5.000%, 6/01/20	6/16 at 100.00	N/R	595,139
3,000	5.000%, 6/01/28	6/16 at 100.00	N/R	2,633,880

214	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$1,705	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	$1,947,758

1,300	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2012A, 6.000%, 3/01/42	3/16 at 101.00	N/R	1,343,212

7,685	Hawk Ridge Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2006A, 5.000%, 2/01/30	2/17 at 100.00	N/R	4,877,516

	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A:
865	5.150%, 6/01/16	4/15 at 102.00	N/R	884,013
3,000	5.400%, 6/01/24	6/16 at 100.00	N/R	3,064,650

18,500	Lakeside 370 Levee District, Saint Charles, Missouri, Levee District Improvement Bonds, Series 2008, 7.000%, 4/01/28 (15)	4/16 at 100.00	N/R	9,250,185

1,500	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A, 5.125%, 8/15/26	8/17 at 100.00	BBB–	1,567,875

	Lees Summit Industrial Development Authority, Missouri, Special Assessment and Sales Tax Revenue Bonds, Summit Fair Community Improvement District Project, Series 2012:
1,400	5.000%, 5/01/35	5/20 at 100.00	N/R	1,503,376
2,365	6.000%, 5/01/42	5/20 at 100.00	N/R	2,534,831

2,750	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	3,135,798

5,085	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Tender Option Bond Trust 1383, 17.720%, 11/15/48 (IF) (6)	11/23 at 100.00	A2	7,937,075

3,645	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2014F, 5.000%, 11/15/45	11/24 at 100.00	AA–	4,232,538

1,660	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28	5/23 at 100.00	N/R	1,776,964

	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,295	5.250%, 6/15/25	6/15 at 103.00	N/R	1,304,868
5,700	5.350%, 6/15/32	6/15 at 103.00	N/R	5,719,494

8,870	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B, 7.000%, 9/01/35	9/20 at 100.00	N/R	9,198,811

1,664	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 5.500%, 9/01/27	4/15 at 100.00	N/R	1,511,694

1,861	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	4/15 at 100.00	N/R	1,781,703

2,587	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	2,001,898

1,299	Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%, 12/11/29	9/15 at 100.00	N/R	1,248,937

1,289	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	4/15 at 100.00	N/R	1,189,876

2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26 (16)	No Opt. Call	N/R	1,047,441

Nuveen Investments	215

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
$500	5.100%, 11/01/19	4/15 at 100.00	N/R	$500,405
1,000	5.375%, 11/01/24	4/15 at 100.00	N/R	1,000,730

1,760	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	4/15 at 100.00	N/R	1,762,763

1,350	Strother Interchange Transportation Development District, Missouri, Revenue Bonds, Lees Summit, Series 2006, 5.000%, 5/01/24	5/16 at 100.00	N/R	1,373,787
87,280	Total Missouri			77,780,248

	Nebraska – 0.2%

	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012:
10,245	5.000%, 9/01/32	9/22 at 100.00	A	11,566,400
3,400	5.000%, 9/01/42	9/22 at 100.00	A	3,787,430

2,285	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44	5/24 at 100.00	BBB+	2,573,093
15,930	Total Nebraska			17,926,923

	Nevada – 0.6%

4,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 11823, 20.774%, 1/01/36 (IF)	1/20 at 100.00	A+	7,512,470

1,035	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Tender Option Bond Trust 11823, 18.697%, 1/01/18 (IF)	No Opt. Call	A+	1,635,062

	Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro College and University System, Series 2014A:
1,515	5.500%, 1/01/34	7/24 at 100.00	BBB–	1,725,237
2,630	5.500%, 1/01/39	7/24 at 100.00	BBB–	2,961,564
3,000	5.500%, 1/01/44	7/24 at 100.00	BBB–	3,363,150

1,520	Henderson, Nevada, Limited Obligation Improvement Bonds, Local Improvement District T-17, Madeira Canyon, Series 2005, 5.000%, 9/01/25	3/18 at 100.00	N/R	1,567,014

3,605	Henderson, Nevada, Limited Obligation Improvement Bonds, Local Improvement District T-18, Inspirada Series 2006, 5.300%, 9/01/35	9/15 at 100.00	N/R	3,131,591

5,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30	6/19 at 100.00	BBB–	5,798,100

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
400	5.000%, 6/01/28	6/24 at 100.00	N/R	419,500
1,000	5.000%, 6/01/30	6/24 at 100.00	N/R	1,040,960

300	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013, 5.000%, 6/01/24	6/23 at 103.00	N/R	331,734

	Mesquite Special Improvement District 07-01, Nevada, Anthem at Mesquite Local Improvement Bonds, Series 2007:
455	6.000%, 8/01/27	4/15 at 102.00	N/R	468,281
2,285	6.150%, 8/01/37	4/15 at 102.00	N/R	2,343,062

1,900	North Las Vegas, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006, 4.500%, 10/01/36 – NPFG Insured	10/16 at 100.00	AA–	1,906,118

2,375	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	6/17 at 100.00	N/R	1,543,774

216	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
$1,095	6.500%, 9/01/20	9/18 at 100.00	N/R	$1,209,417
1,395	6.750%, 9/01/27	9/18 at 100.00	N/R	1,505,791

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
5,530	6.500%, 6/15/20	6/18 at 100.00	B1	6,066,299
25,590	6.750%, 6/15/28	6/18 at 100.00	B1	27,932,509
64,880	Total Nevada			72,461,633

	New Hampshire – 0.0%

	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
420	0.000%, 1/01/20 – ACA Insured	No Opt. Call	Caa1	318,394
510	0.000%, 1/01/21 – ACA Insured	No Opt. Call	Caa1	361,274
370	0.000%, 1/01/22 – ACA Insured	No Opt. Call	Caa1	243,808
185	0.000%, 1/01/23 – ACA Insured	No Opt. Call	Caa1	111,988
50	0.000%, 1/01/25 – ACA Insured	No Opt. Call	Caa1	26,106

200	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	BBB	205,578
1,735	Total New Hampshire			1,267,148

	New Jersey – 1.9%

9,155	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (Alternative Minimum Tax)	11/16 at 100.00	BB	9,243,895

1,000	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	1,035,120

2,370	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A, 5.125%, 1/01/37	4/15 at 100.00	Caa1	1,842,770

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A:
850	5.625%, 8/01/34	8/24 at 100.00	BB	889,143
1,530	5.875%, 8/01/44	8/24 at 100.00	BB	1,602,583
1,000	6.000%, 8/01/49	8/24 at 100.00	BB	1,046,650

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy Charter School Project, Series 2013A:
2,390	5.500%, 8/01/33	8/23 at 100.00	B	1,801,224
4,120	5.650%, 8/01/43	8/23 at 100.00	B	2,978,884
2,395	5.750%, 8/01/47	8/23 at 100.00	B	1,727,801

	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
1,025	4.875%, 1/01/29	1/24 at 100.00	N/R	1,084,594
1,075	5.000%, 1/01/34	1/24 at 100.00	N/R	1,135,114
1,675	5.250%, 1/01/44	1/24 at 100.00	N/R	1,777,142

5,485	New Jersey Economic Development Authority, Revenue Bonds, Gloucester Marine Terminal Project, Refunding Series 2006A, 6.625%, 1/01/37	1/16 at 100.00	N/R	5,578,410

920	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	BBB–	1,035,791

1,500	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc. Project; Series 2014A, 6.200%, 10/01/44	10/24 at 100.00	BB–	1,568,640

Nuveen Investments	217

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$22,150	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (Alternative Minimum Tax)	9/22 at 100.00	B+	$24,767,244

795	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	4/15 at 100.00	B	797,600

11,425	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B	12,417,147

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B:
3,000	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	B	3,374,820
7,625	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	B	8,485,329

5,580	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 5.500%, 6/01/33 (Alternative Minimum Tax)	6/23 at 101.00	B	6,144,584

1,500	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.875%, 6/01/42	6/20 at 100.00	Baa3	1,692,570

2,400	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	3,071,496

	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 3018:
5,000	19.042%, 7/01/38 – AGC Insured (IF) (6)	7/19 at 100.00	AA	7,782,800
1,250	19.042%, 7/01/38 – AGC Insured (IF) (6)	7/19 at 100.00	AA	1,945,700
1,815	19.017%, 7/01/38 – AGC Insured (IF) (6)	7/19 at 100.00	AA	2,823,759

1,365	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BB+	1,533,209

26,290	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BB+	27,647,090

5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	5,650,750

1,535	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 11853-1, 21.983%, 6/01/16 – AGC Insured (Alternative Minimum Tax) (IF)	No Opt. Call	AA	2,146,989

36,960	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax) (UB)	6/18 at 100.00	AA	40,648,239

2,500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (Alternative Minimum Tax)	12/22 at 100.00	A	2,808,650

2,650	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 4736, 11.971%, 12/01/24 (Alternative Minimum Tax) (IF) (6)	12/23 at 100.00	AA	3,035,708

1,250	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Refunding Series 2014A, 5.000%, 11/01/39	11/24 at 100.00	A–	1,401,538

23,860	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	B2	18,942,931
200,440	Total New Jersey			211,465,914

218	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico – 0.3%

$1,425	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	4/15 at 100.00	N/R	$1,425,784

1,340	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	1,461,618

3,000	Jicarilla Apache Nation, New Mexico, Revenue Bonds, Series 2002A, 5.500%, 9/01/23	No Opt. Call	N/R	3,000,300

	Mariposa East Public Improvement District, New Mexico, General Obligation Bonds, Series 2006:
1,210	5.500%, 9/01/16 (4)	No Opt. Call	N/R	1,076,585
1,655	5.750%, 9/01/21 (4)	9/16 at 100.00	N/R	1,403,473
9,050	6.000%, 9/01/32 (4)	9/16 at 100.00	N/R	7,682,002
2,000	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	2,177,280
5,245	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/42	7/22 at 100.00	BBB–	5,539,035

	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008:
1,190	7.625%, 10/01/23	10/18 at 100.00	N/R	1,190,452
3,400	7.750%, 10/01/38	10/18 at 100.00	N/R	3,391,024
4,880	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43	No Opt. Call	N/R	5,285,186
34,395	Total New Mexico			33,632,739

	New York – 6.4%

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
19,430	0.000%, 7/15/32	No Opt. Call	BBB–	9,260,727
15,765	0.000%, 7/15/33	No Opt. Call	BBB–	7,042,068
5,220	0.000%, 7/15/35	No Opt. Call	BBB–	2,138,477
1,750	6.375%, 7/15/43	1/20 at 100.00	BBB–	2,124,430
17,410	0.000%, 7/15/45	No Opt. Call	BBB–	4,280,074

6,500	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014, 5.500%, 11/01/44	11/24 at 100.00	BB	7,137,715

	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014:
670	4.500%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	735,740
5,665	5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	N/R	6,149,074

500	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.100%, 5/01/31	5/16 at 100.00	BBB–	514,350

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
905	5.000%, 5/01/38	5/23 at 100.00	BB+	995,075
2,500	4.250%, 5/01/42	No Opt. Call	BB+	2,540,850

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A:
1,685	5.250%, 1/01/34	7/24 at 100.00	BBB–	1,952,073
1,930	5.500%, 1/01/39	7/24 at 100.00	BBB–	2,242,448
3,065	5.500%, 1/01/44	7/24 at 100.00	BBB–	3,553,193

Nuveen Investments	219

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
$2,000	6.500%, 12/01/21	12/18 at 100.00	Ba1	$2,299,120
3,000	6.250%, 12/01/37	12/18 at 100.00	Ba1	3,329,400

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 1351:
1,890	22.947%, 3/15/35 (IF) (6)	3/24 at 100.00	AAA	3,681,607
1,000	22.948%, 3/15/36 (IF) (6)	3/24 at 100.00	AAA	1,939,060
2,990	22.940%, 3/15/39 (IF) (6)	3/24 at 100.00	AAA	5,690,807
4,000	22.970%, 3/15/44 (IF) (6)	3/24 at 100.00	AAA	7,476,800

5,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2013A, 7.650%, 2/01/44	2/21 at 100.00	N/R	5,753,300

4,655	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Tender Option Bond Trust 1326, 17.669%, 11/15/41 (IF) (6)	11/22 at 100.00	AA–	7,404,243

	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005:
4,960	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	5,439,434
5,600	8.000%, 8/01/28	8/16 at 101.00	N/R	6,158,152
14,300	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	15,613,455

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,425	5.625%, 10/01/17 (17)	No Opt. Call	N/R	894,825
12,570	5.750%, 10/01/27 (18)	10/17 at 100.00	N/R	4,638,330
28,560	5.750%, 10/01/37 (18)	10/17 at 100.00	N/R	10,538,640
61,500	5.875%, 10/01/46 (19)	10/17 at 102.00	N/R	22,693,500

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006B:
1,410	5.000%, 12/01/31	12/16 at 100.00	BB	1,462,466
7,760	5.250%, 12/01/36	12/16 at 100.00	BB	8,097,638

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
1,000	5.000%, 1/01/26 – AMBAC Insured	1/17 at 100.00	BB+	1,045,400
5,880	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	BB+	6,105,439
1,045	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	1,085,264
3,625	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	3,764,671
3,535	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	3,632,142
38,585	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	40,020,360

5,275	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA	6,385,810

21,895	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/15 at 100.00	BB	21,946,453

2,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	4/15 at 100.00	BB	2,011,540

8,500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)	8/15 at 100.50	N/R	8,832,945

220	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue Airways Corporation Project, Series 2006:
$1,635	5.000%, 5/15/20 (Alternative Minimum Tax)	4/15 at 100.00	B	$1,636,079
7,445	5.125%, 5/15/30 (Alternative Minimum Tax)	4/15 at 100.00	B	7,448,499

5,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 5.000%, 3/01/46 – FGIC Insured	9/16 at 100.00	BBB	5,170,150

10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second General Resolution, Fiscal Series 2012FF, 5.000%, 6/15/45 (UB) (6)	6/22 at 100.00	AA+	11,452,900

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Tender Option Bond Trust 1365:
2,155	22.812%, 6/15/44 (IF) (6)	6/21 at 100.00	AA+	3,700,135
3,700	22.818%, 6/15/46 (IF) (6)	6/23 at 100.00	AA+	6,681,645

2,245	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 4413, 22.558%, 6/15/19 (IF) (6)	No Opt. Call	AA+	3,851,163

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 4417:
2,000	22.843%, 6/15/18 (IF) (6)	No Opt. Call	AA+	3,611,700
970	22.820%, 6/15/18 (IF) (6)	No Opt. Call	AA+	1,750,860
2,025	22.593%, 6/15/20 (IF) (6)	No Opt. Call	AA+	3,493,145
1,320	22.636%, 6/15/21 (IF) (6)	No Opt. Call	AA+	2,383,722

375	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 18.433%, 6/15/15 (IF)	No Opt. Call	AA+	586,800

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Tender Option Bond Trust 1217:
1,970	22.909%, 6/15/43 (IF) (6)	6/21 at 100.00	AA+	3,391,375
1,000	22.923%, 6/15/44 (IF) (6)	6/21 at 100.00	AA+	1,718,000
2,265	22.923%, 6/15/45 (IF) (6)	6/22 at 100.00	AA+	3,910,409
400	22.898%, 6/15/45 (IF) (6)	6/22 at 100.00	AA+	690,580
1,600	22.898%, 6/15/47 (IF) (6)	6/23 at 100.00	AA+	2,882,880

1,030	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015, Tender Option Bond Trust 3399, 22.531%, 8/01/22 (IF)	No Opt. Call	AAA	2,066,149

	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Tender Option Bond Trust 1327:
2,500	17.497%, 11/15/44 (IF) (6)	11/21 at 100.00	A+	3,845,100
3,750	17.497%, 11/15/44 (IF) (6)	11/21 at 100.00	A+	5,767,650

	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Tender Option Bonds Trust 1190:
2,170	22.548%, 12/15/41 (IF) (6)	12/21 at 100.00	AA–	3,888,987
3,750	18.171%, 12/15/41 (IF) (6)	12/21 at 100.00	AA–	6,125,400
2,000	18.171%, 12/15/41 (IF) (6)	12/21 at 100.00	AA–	3,266,880

69,890	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	75,033,205

	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
22,500	5.150%, 11/15/34	11/24 at 100.00	N/R	25,295,848
30,565	5.375%, 11/15/40	No Opt. Call	N/R	34,629,228

109,100	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%, 11/15/44	11/24 at 100.00	N/R	134,295,552

Nuveen Investments	221

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$12,000	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	$15,009,600

	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds, Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust PT4704:
1,000	18.806%, 1/15/44 (IF) (6)	1/20 at 100.00	AA+	1,530,640
1,875	18.806%, 1/15/44 (IF) (6)	1/20 at 100.00	AA+	2,869,950

2,530	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 1380, 22.936%, 3/15/43 (IF) (6)	3/23 at 100.00	AAA	4,623,626

3,445	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2014-3A, 22.901%, 3/15/32 (IF)	3/23 at 100.00	AAA	6,638,067

1,665	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2009, Trust 2977, 14.240%, 11/01/35 (Alternative Minimum Tax) (IF)	5/18 at 100.00	AA–	2,218,146

16,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2008, 5.250%, 11/01/35 (Alternative Minimum Tax) (UB)	5/18 at 100.00	AA–	17,770,080

5,020	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	6/17 at 100.00	N/R	5,273,711

90	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	7/15 at 100.00	N/R	90,031

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,000	5.000%, 6/01/26	6/16 at 100.00	BB–	1,005,130
3,355	5.000%, 6/01/34	6/16 at 100.00	B	3,023,526
7,760	5.125%, 6/01/42	6/16 at 100.00	B	6,759,891

8,508	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2014A, 5.000%, 11/01/44	5/24 at 101.00	A3	9,800,681

	Westchester County Local Development Corporation, New York, Revenue Bonds, Pace University, Series 2014A:
1,735	5.000%, 5/01/34	5/24 at 100.00	BB+	1,933,623
7,395	5.500%, 5/01/42	5/24 at 100.00	BB+	8,620,056

4,000	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2005, 5.125%, 6/01/45	6/15 at 100.00	BB+	3,819,240

1,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/15 at 100.00	B+	1,002,010
709,693	Total New York			709,169,144

	North Carolina – 0.3%

1,500	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/38 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (5)	1,677,195

1,565	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Tender Option Bond Trust 11963, 19.451%, 1/15/19 (IF)	No Opt. Call	AA–	2,395,843

8,000	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina, National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)	8/15 at 100.00	N/R	8,026,880

1,898	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	2,059,748

222	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

$1,750	Nash Health Care Systems, North Carolina, Health Care Facilities Revenue Bonds, Series 2012, 5.000%, 11/01/41	5/22 at 100.00	A	$1,946,980

10,250	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds, Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29	7/16 at 100.00	N/R	10,082,618

1,000	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 6.125%, 6/01/35	6/18 at 100.00	BBB	1,091,140

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 11808, 22.676%, 6/01/20 (IF)	No Opt. Call	AA	3,600,400

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
2,800	5.400%, 10/01/27	10/16 at 100.00	N/R	2,919,672
1,695	5.600%, 10/01/36	10/16 at 100.00	N/R	1,760,258

2,720	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2014A, 5.250%, 1/01/41	1/24 at 100.00	N/R	2,859,237
35,178	Total North Carolina			38,419,971

	North Dakota – 0.1%

10,130	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38	9/23 at 100.00	N/R	10,794,629

	Ohio – 4.1%

2,500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Tender Option Bond Trust 3352, 18.451%, 5/01/35 (IF)	5/22 at 100.00	AA–	3,759,800

1,140	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006, 5.000%, 12/01/35	12/16 at 102.00	N/R	1,182,989

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
3,000	5.375%, 6/01/24	6/17 at 100.00	B–	2,656,440
25,220	5.125%, 6/01/24	6/17 at 100.00	B–	21,853,130
79,965	5.875%, 6/01/30	6/17 at 100.00	B–	69,557,553
68,535	5.750%, 6/01/34	6/17 at 100.00	B–	58,051,199
18,200	6.000%, 6/01/42	6/17 at 100.00	B	15,603,224
38,210	5.875%, 6/01/47	6/17 at 100.00	B	32,685,598

38,445	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	B–	34,393,281

	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
2,405	5.750%, 12/01/34	12/22 at 100.00	N/R	2,459,545
4,285	6.000%, 12/01/43	12/22 at 100.00	N/R	4,381,241

2,625	County of Greene, Ohio $6,260,000 Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	12/19 at 100.00	N/R	3,004,339

5,650	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012, 5.000%, 6/01/42	No Opt. Call	A3	6,288,563

3,800	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Tender Option Bond Trust 1328, 17.260%, 2/01/44 (IF) (6)	2/24 at 100.00	A–	5,753,618

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
640	5.000%, 12/01/22	12/16 at 100.00	N/R	652,896
3,250	5.000%, 12/01/32	12/16 at 100.00	N/R	3,258,483

Nuveen Investments	223

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$6,330	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33	6/23 at 100.00	N/R	$6,781,076

15,715	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	BB–	17,639,302

2,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	2,811,950

1,745	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 3260, 20.015%, 5/01/29 (IF)	5/19 at 100.00	A+	2,841,209

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,860	5.000%, 2/15/27	2/23 at 100.00	BB+	2,013,376
8,685	5.000%, 2/15/33	2/23 at 100.00	BB+	9,227,986
38,060	5.000%, 2/15/44	2/23 at 100.00	BB+	39,827,887
4,120	5.000%, 2/15/48	2/23 at 100.00	BB+	4,307,048

20,150	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation, Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B–	21,191,554

15,520	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1998, 5.650%, 3/01/33 (Alternative Minimum Tax)	4/15 at 100.00	B–	15,546,539

7,302	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	4/15 at 100.00	B–	7,316,896

	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, APEX Environmental LLC, Series 2004A:
3,240	7.125%, 8/01/25 (Alternative Minimum Tax) (4)	8/15 at 101.00	N/R	2,414,286
11,000	7.250%, 8/01/34 (Alternative Minimum Tax) (4)	8/16 at 100.00	N/R	8,227,670

	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, APEX Environmental LLC, Series 2013D:
205	10.635%, 8/01/25 (9)	4/15 at 100.00	N/R	—
709	10.820%, 8/01/34 (9)	4/15 at 100.00	N/R	—

1,004	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, Liberty Waste Transportation LLC, Series 2004A, 7.000%, 8/01/21 (Alternative Minimum Tax) (4)	8/16 at 100.00	N/R	407,813

	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc., Series 2014A:
1,500	6.500%, 7/01/34	7/24 at 100.00	N/R	1,589,805
3,000	6.750%, 7/01/43	7/24 at 100.00	N/R	3,147,810
5,000	7.000%, 7/01/49	7/24 at 100.00	N/R	5,278,650

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,240	5.750%, 12/01/32	12/22 at 100.00	N/R	2,433,043
17,000	6.000%, 12/01/42	12/22 at 100.00	N/R	18,468,290

11,300	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	2/15 at 100.00	B–	11,318,871

1,670	Summit County Port Authority, Ohio, Development Revenue Bonds, Garfield Heights Inc. Project, Series 2004A, 5.250%, 5/15/23	5/16 at 100.00	BBB+	1,700,995

2,005	Toledo-Lucas County Port Authority, Ohio, Special Assessment Revenue Bonds, Crocker Park Public Improvement Project, Series 2003, 5.375%, 12/01/35	12/15 at 100.00	BB	2,021,982

224	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A:
$11,750	6.100%, 7/01/17 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	$387,280
18,400	6.350%, 7/01/27 (Alternative Minimum Tax) (4)	7/17 at 102.00	N/R	606,464

5,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007B, 7.250%, 7/01/27 (4)	7/17 at 102.00	N/R	50
514,880	Total Ohio			453,049,731

	Oklahoma – 0.8%

8,200	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26	8/21 at 100.00	N/R	9,765,052

3,380	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006, 7.000%, 1/01/35	1/16 at 101.00	N/R	3,458,010

	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007:
2,110	6.000%, 7/01/27	7/17 at 100.00	N/R	1,495,842
3,540	6.000%, 7/01/37	7/17 at 100.00	N/R	2,210,907

	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Series 2010A:
7,510	7.250%, 11/01/40	5/20 at 100.00	N/R	8,421,113
10,760	7.250%, 11/01/45	5/20 at 100.00	N/R	12,038,826

29,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2000B, 5.500%, 6/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	31,647,990

2,750	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001A, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	2,964,995

10,705	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001B, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	11,541,917

	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006:
2,085	6.000%, 5/01/25	5/16 at 103.00	N/R	2,182,849
3,640	6.000%, 5/01/31	5/16 at 103.00	N/R	3,802,599
83,680	Total Oklahoma			89,530,100

	Oregon – 0.3%

3,000	Cow Creek Band of the Umpqua Tribe of Indians, Oregon, Revenue Bonds, Series 2006C, 5.625%, 10/01/26	10/16 at 100.00	N/R	3,035,670

	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Refunding Bonds, Cascade Healthcare Community, Inc., Series 2008:
900	8.000%, 1/01/28	1/19 at 100.00	A2	1,104,102
2,670	8.250%, 1/01/38	1/19 at 100.00	A2	3,267,706

4,015	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2014A, 5.000%, 5/01/40	5/22 at 100.00	BBB	4,543,093

5,325	Lane County School District 19, Springfield, Oregon, General Obligation Bonds, Deferred Interest Series 2015B, 0.000%, 6/15/40	No Opt. Call	AA+	1,988,515

2,625	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A, 5.400%, 10/01/44	10/24 at 100.00	N/R	2,841,379

Nuveen Investments	225

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon (continued)

	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
$500	4.850%, 10/01/20	4/15 at 100.00	N/R	$500,000
130	5.000%, 10/01/21	7/15 at 100.00	N/R	130,005
735	5.350%, 10/01/31	4/15 at 100.00	N/R	685,035

1,600	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.375%, 9/01/40	9/20 at 100.00	BB+	1,758,512

1,940	Oregon State Facilities Authority, Revenue Bonds, Trillium Charter School Project, Refunding Series 2007A, 7.000%, 11/01/37	No Opt. Call	N/R	2,067,128

8,270	Oregon State Solid Waste Disposal Facilities Economic Development Revenue Bonds, USG Corporation Project, Series 192 of 1999, 6.400%, 12/01/29 (Alternative Minimum Tax)	4/15 at 100.00	B–	8,289,931

2,480	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	No Opt. Call	N/R	2,487,564

850	Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds, Series 2006C, 5.000%, 1/01/21	No Opt. Call	N/R	893,928
35,040	Total Oregon			33,592,568

	Pennsylvania – 2.6%

3,825	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.875%, 5/01/30	11/19 at 100.00	BB–	4,429,006

7,500	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27	12/21 at 100.00	BB–	8,804,925

7,335	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	No Opt. Call	BB–	7,622,679

305	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Waynesburg College, Refunding Series 2006, 4.800%, 5/01/36 – RAAI Insured	5/16 at 100.00	BBB	310,856

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011:
1,250	6.750%, 11/01/31	11/21 at 100.00	BBB–	1,470,563
2,500	7.000%, 11/01/40	11/21 at 100.00	BBB–	2,957,650

1,900	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Robert Morris University, Series 2008A, 6.000%, 10/15/38	10/18 at 100.00	Baa3	2,111,793

1,505	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 6.000%, 7/15/38	7/23 at 100.00	BB+	1,573,944

11,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/42	5/22 at 100.00	Baa2	12,226,830

4,685	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)	11/17 at 101.00	N/R	4,787,367

2,110	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Tender Option Bonds 3374, 22.927%, 5/01/20 (IF) (6)	No Opt. Call	AA–	3,371,063

226	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A:
$1,295	4.875%, 3/15/27	3/17 at 100.00	BBB–	$1,313,454
1,000	5.000%, 3/15/37	3/17 at 100.00	BBB–	1,010,780

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005:
475	5.125%, 10/15/15	No Opt. Call	N/R	480,510
4,925	5.500%, 10/15/25	10/15 at 102.00	N/R	5,071,913
12,180	5.750%, 10/15/37	10/15 at 102.00	N/R	12,524,450

9,500	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Charter School Project, Series 2012A, 5.375%, 10/15/42	10/22 at 100.00	BBB–	9,758,400

	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014:
1,600	5.000%, 10/01/39	10/24 at 100.00	BBB–	1,725,984
785	5.000%, 10/01/44	10/24 at 100.00	BBB–	838,686

	Chester County Industrial Development Authority, Pennsylvania, Student Housing Revenue Bonds, University Student Housing, LLC Project at West Chester University Series 2013A:
1,100	5.000%, 8/01/35	8/23 at 100.00	Baa3	1,195,524
1,075	5.000%, 8/01/45	8/23 at 100.00	Baa3	1,156,614

1,595	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/45	7/24 at 100.00	Baa3	1,712,855

	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014:
1,000	5.000%, 5/01/29	5/24 at 100.00	Baa3	1,124,560
1,020	5.000%, 5/01/37	5/24 at 100.00	Baa3	1,122,388

1,000	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc –Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/39	No Opt. Call	BBB–	1,082,030

	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006:
7,475	5.875%, 7/01/31	7/16 at 100.00	N/R	7,652,457
4,455	5.900%, 7/01/40	7/16 at 100.00	N/R	4,545,748

1,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc., Series 2012, 5.000%, 4/01/27	4/22 at 100.00	BB+	1,063,020

4,125	Latrobe Industrial Development Authority, Pennsylvania, College Revenue Bonds, Saint Vincent College Project, Series 2013, 5.000%, 5/01/43	5/23 at 100.00	Baa1	4,471,088

6,695	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33	7/24 at 100.00	N/R	7,095,495

1,440	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 19.560%, 8/01/38 (IF) (6)	8/20 at 100.00	AA	2,418,739

	Montgomery County Industrial Development Authority, Pennsylvania, Mortgage Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2005:
660	6.000%, 2/01/21	2/15 at 100.00	N/R	662,191
10,500	6.250%, 2/01/35	2/15 at 100.00	N/R	10,521,210

Nuveen Investments	227

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,000	Montgomery County Industrial Development Authority, Pennsylvania, Mortgage Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2008, 7.000%, 2/01/36	2/18 at 100.00	N/R	$1,080,570

	Mount Lebanon School District, Allegheny County, Pennsylvania, General Obligation Bonds, Tender Option Bonds Trust 1192:
945	17.933%, 2/15/31 (IF) (6)	8/23 at 100.00	Aa1	1,691,456
1,340	17.963%, 2/15/32 (IF) (6)	8/23 at 100.00	Aa1	2,377,522
1,410	17.949%, 2/15/33 (IF) (6)	8/23 at 100.00	Aa1	2,476,933
1,480	17.980%, 2/15/34 (IF) (6)	8/23 at 100.00	Aa1	2,576,917

1,071	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23	4/15 at 100.00	N/R	983,276

1,000	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc., Series 2012, 5.000%, 7/01/36	No Opt. Call	BBB–	1,055,730

5,500	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	6,106,705

935	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds, NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29	2/15 at 100.00	N/R	498,252

49,050	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	6/15 at 100.00	B–	49,059,808

1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	BBB	1,117,030

2,070	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc. Project, Series 2010B, 8.000%, 5/01/29	5/20 at 100.00	B	2,482,468

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Tender Option Bond Trust 3252:
1,205	21.579%, 2/15/19 (IF)	No Opt. Call	AA–	2,200,547
750	21.081%, 2/15/19 (IF)	No Opt. Call	AA–	1,347,008

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	1,023,400

5,580	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36 (4)	4/15 at 100.00	N/R	3,069,223

2,050	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33	1/23 at 100.00	N/R	2,303,934

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
300	5.800%, 5/01/16	No Opt. Call	BB+	306,576
1,380	6.050%, 5/01/23	5/16 at 100.00	BB+	1,403,212
985	6.250%, 5/01/33	5/16 at 100.00	BB+	999,617

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Tacony Academy Charter School, Series of 2014:
1,000	6.875%, 6/15/33	6/23 at 100.00	BB+	1,126,040
6,070	7.375%, 6/15/43	6/23 at 100.00	BB+	7,003,445

4,010	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007A, 5.000%, 7/01/34	7/17 at 100.00	BB+	4,065,418

228	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$3,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007B, 5.500%, 7/01/26	7/17 at 100.00	BB+	$3,164,340

	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A:
4,705	5.625%, 7/01/36	No Opt. Call	BB+	5,112,829
31,615	5.625%, 7/01/42	7/22 at 100.00	BB+	34,250,743

1,000	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Refunding Series 2006, 4.800%, 9/15/30 – RAAI Insured	4/15 at 100.00	N/R	954,420

550	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	4/15 at 100.00	AA–	549,967

	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2007:
90	5.000%, 6/01/22 – RAAI Insured	6/17 at 100.00	N/R	90,171
5,245	5.250%, 6/01/39 – RAAI Insured	6/17 at 100.00	N/R	5,257,640

4,935	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	5,255,923

6,620	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	6,794,106

2,960	Scranton, Pennsylvania, General Obligation Bonds, Series 2013A, 7.250%, 9/01/23	No Opt. Call	N/R	3,050,546

1,250	Scranton, Pennsylvania, General Obligation Notes, Series 2012B, 8.500%, 9/01/22	No Opt. Call	N/R	1,331,288

465	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011, 6.875%, 8/01/31	8/21 at 100.00	BBB+	565,063
272,381	Total Pennsylvania			290,946,895

	Rhode Island – 0.2%

11,050	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds, Tockwotton Home, Series 2011, 8.375%, 1/01/46	1/21 at 100.00	N/R	12,909,052

	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A:
2,370	5.500%, 9/01/28	9/23 at 100.00	BBB	2,659,045
2,500	6.000%, 9/01/33	9/23 at 100.00	BBB	2,856,325

1,890	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Tender Option Bond Trust 3189, 18.601%, 10/01/26 (IF)	10/16 at 100.00	AA+	2,061,310

1,550	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A	1,693,778
19,360	Total Rhode Island			22,179,510

	South Carolina – 0.5%

816	Connector 2000 Association Inc., South Carolina, Senior Lien Toll Road Revenue Bonds, Series 2011A, 0.000%, 1/01/16	No Opt. Call	N/R	684,963

	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Tender Option Bond Trust 2014-3U:
510	22.729%, 5/01/33 (IF) (6)	5/24 at 100.00	AA–	942,832
500	22.905%, 5/01/34 (IF) (6)	5/24 at 100.00	AA–	921,075
1,000	22.905%, 5/01/39 (IF) (6)	5/24 at 100.00	AA–	1,763,200

5,229	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (4)	11/17 at 100.00	N/R	1,568,961

Nuveen Investments	229

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

$14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/17 (4)	No Opt. Call	N/R	$4,218,103

3,555	Lancaster County, South Carolina, Special Assessment Revenue Bonds, Sun City Carolina Lakes Improvement District, Series 2006, 5.450%, 12/01/37	12/15 at 100.00	N/R	3,598,584

2,210	Lancaster County, South Carolina, Special Source Revenue Bonds, Bailes Ridge Project, Series 2006, 5.750%, 5/01/20	5/16 at 101.00	N/R	2,280,565

	Myrtle Beach, South Carolina, Tax Increment Bonds, Air Force Base Redevelopment Project, Series 2006:
2,385	5.250%, 10/01/26	11/16 at 100.00	N/R	2,397,831
4,465	5.300%, 10/01/35	11/16 at 100.00	N/R	4,488,709

	South Carolina Jobs and Economic Development Authority, Health Facilities Revenue Bonds, The Lutheran Homes of South Carolina Inc., Series 2013:
750	5.000%, 5/01/43	5/23 at 100.00	N/R	781,920
1,250	5.125%, 5/01/48	5/23 at 100.00	N/R	1,303,800

2,000	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45	11/24 at 100.00	N/R	2,213,100

195	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Taxable Series 2014B, 8.000%, 11/15/19	No Opt. Call	N/R	199,493

	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
1,370	7.000%, 11/01/33	11/24 at 100.00	N/R	1,527,756
11,515	7.250%, 11/01/45	11/24 at 100.00	N/R	12,926,509

	South Carolina JOBS Economic Development Authority, First Mortgage Revenue Bonds, Lutheran Homes, Series 2007:
2,100	5.500%, 5/01/28	5/17 at 100.00	N/R	2,171,652
1,000	5.625%, 5/01/42	5/17 at 100.00	N/R	1,024,090

15,055	South Carolina JOBS Economic Development Authority, Solid Waste Recycling Facilities Revenue Bonds, Viva Recycling of South Carolina, LLC Project, Series 2012, 8.125%, 1/01/28 (Alternative Minimum Tax)	1/22 at 100.00	N/R	15,106,036
69,963	Total South Carolina			60,119,179

	South Dakota – 0.1%

6,400	Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds, Series 2014C, 6.000%, 3/01/32	3/24 at 100.00	N/R	6,653,888

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Tender Option Bond Trust 1018:
1,250	19.549%, 11/01/40 (IF) (6)	11/19 at 100.00	A+	1,913,250
250	19.549%, 11/01/40 (IF) (6)	11/19 at 100.00	A+	382,650
2,905	19.541%, 11/01/40 (IF) (6)	11/19 at 100.00	A+	4,445,725
10,805	Total South Dakota			13,395,513

	Tennessee – 2.0%

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond 1268:
2,545	18.635%, 1/01/40 (IF) (6)	1/23 at 100.00	A+	4,175,123
2,500	18.644%, 1/01/45 (IF) (6)	1/23 at 100.00	A+	4,056,200
1,495	18.599%, 1/01/45 (IF) (6)	1/23 at 100.00	A+	2,423,260
865	18.537%, 1/01/45 (IF) (6)	1/23 at 100.00	A+	1,402,667

230	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A:
$6,735	5.000%, 10/01/39	10/24 at 100.00	Baa2	$7,643,147
14,465	5.000%, 10/01/44	10/24 at 100.00	Baa2	16,275,439

15,250	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	BBB+	17,049,195

	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
4,500	5.250%, 5/01/25	11/24 at 100.00	N/R	4,640,040
47,900	6.000%, 5/01/34	11/24 at 100.00	N/R	49,264,190

	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series 2014A:
4,565	5.875%, 3/01/44	3/24 at 100.00	A	5,059,207
4,160	6.125%, 3/01/49	3/24 at 100.00	A	4,612,358

1,250	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Fixed Rate Revenue Refunding Bonds, Trezevant Manor, Series 2013A, 5.375%, 9/01/41	9/23 at 100.00	N/R	1,282,563

76,300	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	90,391,845

12,240	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37	7/17 at 100.00	N/R	9,581,227
194,770	Total Tennessee			217,856,461

	Texas – 5.9%

220	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28	8/20 at 100.00	BB+	247,278

1,645	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A, 4.300%, 1/01/33 – SYNCORA GTY Insured	1/17 at 100.00	BBB–	1,663,111

26,850	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier Series 2006B, 5.750%, 1/01/34	1/17 at 100.00	BB	27,638,853

1,590	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier Series 2001C, 9.750%, 1/01/26	7/15 at 100.00	N/R	1,609,907

8,395	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment Revenue Bonds, Series 2013, 6.000%, 11/01/28	11/23 at 100.00	N/R	9,131,577

	Beasley Higher Education Finance Corporation, Texas, Education Revenue Bonds, FOCUS Learning Academy Charter School, Series 2011:
1,565	7.500%, 8/15/31	8/21 at 100.00	BB+	1,642,201
3,525	7.750%, 8/15/41	8/21 at 100.00	BB+	3,714,575

6,970	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003B, 6.300%, 7/01/32 (Alternative Minimum Tax) (4)	4/15 at 100.00	C	331,075

4,375	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax) (4)	4/15 at 100.00	C	207,813

8,350	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (4)	4/15 at 100.00	C	417,500

40,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax) (4)	7/18 at 100.00	N/R	2,000,000

Nuveen Investments	231

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014:
$1,450	6.625%, 9/01/32	9/22 at 103.00	N/R	$1,512,655
3,400	7.000%, 9/01/40	9/22 at 103.00	N/R	3,544,262

	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014:
2,025	7.250%, 9/01/32	9/22 at 103.00	N/R	2,109,868
3,500	7.625%, 9/01/40	9/22 at 103.00	N/R	3,644,060

1,100	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, Series 2015, 5.875%, 9/01/40	9/20 at 103.00	N/R	1,103,190

	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015:
1,750	6.000%, 9/01/30	9/22 at 103.00	N/R	1,755,320
5,000	6.250%, 9/01/40	9/22 at 103.00	N/R	5,015,000

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010:
2,225	0.000%, 1/01/28	No Opt. Call	BBB	1,334,711
4,000	0.000%, 1/01/29	No Opt. Call	BBB	2,306,400

20,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.750%, 1/01/41	1/21 at 100.00	BBB–	24,798,600

2,335	Central Texas Regional Mobility Authority, Revenue Bonds, Subordinate Lien Refunding Series 2013, 5.000%, 1/01/42	1/23 at 100.00	BBB–	2,582,160

5,325	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/42	8/22 at 100.00	BBB	5,830,928

	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc. – Raul Yzaguirre School for Success, Refunding Series 2009A:
60	7.750%, 2/15/18	No Opt. Call	B+	63,873
7,500	9.000%, 2/15/38	2/18 at 100.00	B+	8,208,600

	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A:
2,895	4.350%, 12/01/42	12/22 at 100.00	BBB–	2,913,296
1,900	4.400%, 12/01/47	12/22 at 100.00	BBB–	1,911,989

1,455	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.600%, 12/01/49	12/24 at 100.00	BBB–	1,466,902

2,430	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38	2/18 at 100.00	BB+	2,572,325

6,050	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 6.500%, 8/15/43	8/23 at 100.00	BBB–	6,969,600

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
1,000	6.625%, 9/01/31	9/23 at 100.00	N/R	1,235,850
7,010	6.375%, 9/01/42	9/23 at 100.00	N/R	8,332,927

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A:
2,000	5.000%, 9/01/34	9/24 at 100.00	BB+	2,166,160
9,175	5.250%, 9/01/44	9/24 at 100.00	BB+	9,981,299

232	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014:
$1,400	6.500%, 9/01/36	No Opt. Call	N/R	$1,503,138
2,000	6.750%, 9/01/43	No Opt. Call	N/R	2,145,940

3,300	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3	3,487,968

5,200	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa3	5,528,744

6,900	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Series 2012C, 5.000%, 7/01/42	No Opt. Call	BB–	5,993,616

2,530	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	4/15 at 100.00	BB+	2,535,161

	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvements Series 2009-2A:
890	8.625%, 9/01/29	9/19 at 100.00	N/R	1,007,444
8,665	9.000%, 9/01/38	9/19 at 100.00	N/R	9,798,555

	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase13 Project, Series 2014:
500	6.625%, 9/01/37	9/22 at 100.00	N/R	517,320
525	6.750%, 9/01/44	9/22 at 100.00	N/R	543,102

500	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase14-16 Project, Series 2014, 7.000%, 9/01/33	9/22 at 100.00	N/R	517,080

2,500	Harris County Cultural Education Facilities Finance Corporation, Texas, First Mortgage Revenue Bonds, Brazos Presbyterian Homes, Inc. Project, Series 2013B, 7.000%, 1/01/43	1/23 at 100.00	BB+	2,969,200

3,231	Harris County, Texas, Lease Purchase Agreement Bonds, Murworth Project II Series 2000, 6.750%, 5/01/20	4/15 at 100.00	N/R	3,234,177

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
1,875	0.000%, 11/15/23 – NPFG Insured	No Opt. Call	AA–	1,358,381
16,030	0.000%, 11/15/25 – NPFG Insured	No Opt. Call	AA–	10,566,014
4,920	0.000%, 11/15/26	No Opt. Call	AA–	3,084,200
5,000	0.000%, 11/15/27 – NPFG Insured	No Opt. Call	AA–	2,975,100
12,075	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	AA–	6,806,557
10,525	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	AA–	5,650,241
14,715	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	AA–	7,515,981
5,000	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	AA–	2,447,450
1,910	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	AA–	872,087
180	0.000%, 11/15/33	11/31 at 88.44	AA–	76,649
2,075	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	AA–	830,934
35	0.000%, 11/15/35	11/31 at 78.18	AA–	13,068
4,160	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	AA–	1,460,451
1,525	0.000%, 11/15/37 – NPFG Insured	11/31 at 69.08	AA–	499,026
1,930	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	AA–	593,398
1,130	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	AA–	326,367
10,045	0.000%, 11/15/40 – NPFG Insured	11/31 at 57.27	AA–	2,680,508
5,460	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	AA–	1,368,221

1,840	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G, 0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	AA–	501,805

Nuveen Investments	233

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
$100	0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	AA–	$43,855
605	0.000%, 11/15/32 – NPFG Insured	11/24 at 62.70	AA–	248,921
1,420	0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	AA–	548,006
215	0.000%, 11/15/34 – NPFG Insured	11/24 at 55.69	AA–	78,189
555	0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	AA–	189,244
10,000	0.000%, 11/15/38 – NPFG Insured	11/24 at 43.83	AA–	2,834,600
17,675	0.000%, 11/15/39	11/24 at 41.26	AA–	4,716,574

	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A:
1,180	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	AA	496,827
27,155	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	AA	8,879,685
10,750	0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	AA	3,081,810

3,685	Health Facilities Development District of Central Texas, Revenue Bonds, Lutheran Social Services of the South Inc., Series 2004A, 6.875%, 2/15/32	4/15 at 100.00	N/R	3,692,075

8,220	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	8/16 at 100.00	N/R	8,384,975

2,540	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Airport Improvement Project, Series 1997C, 6.125%, 7/15/27 (Alternative Minimum Tax)	3/15 at 100.00	B	2,548,890

7,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (Alternative Minimum Tax)	7/21 at 100.00	B	8,285,620

	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014:
4,335	4.750%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	B	4,784,800
14,500	5.000%, 7/01/29	7/24 at 100.00	B	15,854,445

42,260	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32	7/22 at 100.00	N/R	45,609,948

	Leander, Texas, Special Assessment Revenue Bonds, Oak Creek Public Improvement District, Series 2014:
775	5.750%, 9/01/38	9/19 at 103.00	N/R	783,835
750	5.875%, 9/01/44	9/19 at 103.00	N/R	758,513

	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phases 2 – 5 Major Improvement Project:
2,765	7.150%, 9/01/27	3/18 at 103.00	N/R	2,924,845
1,475	7.400%, 9/01/28	3/20 at 103.00	N/R	1,582,513

	Little Elm. Texas, Valencia Public Improvement District Phase I Special Assessment Revenue Bonds, Series 2014:
870	6.900%, 9/01/32	3/18 at 103.00	N/R	920,582
1,215	7.150%, 9/01/37	3/18 at 103.00	N/R	1,285,239

	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing College Station I LLC – Texas A&M University Project, Series 2014A:
5,250	5.000%, 4/01/46	4/24 at 100.00	BBB–	5,760,300
2,915	5.000%, 4/01/46 – AGM Insured	4/24 at 100.00	AA	3,294,212

234	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, LLC. – Texas A&M University-Corpus Christi Project, Series 2014A:

$1,215	4.750%, 4/01/34	4/24 at 100.00	BBB–	$1,297,049
6,470	5.000%, 4/01/39	No Opt. Call	BBB–	7,041,236
7,260	5.000%, 4/01/44	No Opt. Call	BBB–	7,871,800

9,900	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 4.750%, 4/01/46	4/24 at 100.00	Baa3	10,381,437

1,500	Newark Cultural Education Facilities Finance Corporation, Texas, Lease Revenue Bonds, A.W. Brown-Fellowship Leadership Academy, Series 2012A, 6.000%, 8/15/42	2/15 at 103.00	BBB–	1,548,810

2,500	North Texas Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2012A, 4.875%, 12/01/32	No Opt. Call	BBB–	2,742,300

11,090	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Tender Option Bond Trust 1015, 20.901%, 1/01/38 (IF) (6)	1/18 at 100.00	A3	17,860,445

18,240	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	4/15 at 100.00	BB–	18,276,845

3,605	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.125%, 2/01/39	2/24 at 100.00	Baa2	3,919,032

9,400	Red River Authority, Texas, Pollution Control Revenue Bonds, Hoechst Celanese Corporation Project, Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	4/15 at 100.00	BB–	9,420,774

	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012:
6,280	7.000%, 12/15/32	No Opt. Call	N/R	5,990,618
3,800	7.250%, 12/15/42	No Opt. Call	N/R	3,625,352
14,375	7.250%, 12/15/47	12/21 at 100.00	N/R	13,635,838

4,030	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crestview Project, Series 2011A, 8.000%, 11/15/46	11/21 at 100.00	N/R	4,792,597

3,300	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%, 11/15/44	11/24 at 100.00	N/R	3,839,649

5,945	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series 2001C, 5.200%, 5/01/28 (4)	11/15 at 100.00	C	282,388

1,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003A, 5.800%, 7/01/22 (4)	4/15 at 100.00	C	47,500

1,300	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC Project, Series 2003B, 6.150%, 8/01/22 (4)	4/15 at 100.00	C	61,750

2,500	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2014, 5.625%, 11/15/41	11/24 at 100.00	N/R	2,632,975

2,075	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009A, 8.000%, 2/15/38	2/20 at 100.00	N/R	2,407,394

1,350	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Charter School Revenue Bonds, Trinity Basin Preparatory Project, Series 2009A, 7.750%, 6/01/39 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	1,705,806

Nuveen Investments	235

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$16,275	Texas City Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, NRG Energy, Inc. Project, Fixed Rate Series 2012, 4.125%, 12/01/45 (WI/DD, Settling 2/04/15)	2/25 at 100.00	Baa3	$16,531,494

100	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/22	No Opt. Call	A–	118,609

	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
3,650	5.000%, 12/15/27	No Opt. Call	A3	4,153,043
4,180	5.000%, 12/15/28	No Opt. Call	A3	4,740,413
2,000	5.000%, 12/15/29	No Opt. Call	A3	2,262,160
1,750	5.000%, 12/15/30	No Opt. Call	A3	1,976,783
2,575	5.000%, 12/15/31	No Opt. Call	A3	2,895,304
15,000	5.000%, 12/15/32	No Opt. Call	A3	16,755,150

1,900	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	2,284,237

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
8,550	7.500%, 6/30/32	6/20 at 100.00	Baa3	10,749,744
2,715	7.500%, 6/30/33	6/20 at 100.00	Baa3	3,408,818
10,400	7.000%, 6/30/40	6/20 at 100.00	Baa3	12,768,600

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013:
6,665	7.000%, 12/31/38 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	8,435,624
3,660	6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	4,526,249

3,370	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	4/15 at 100.00	BB+	3,370,944

41,490	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/42 (WI/DD, Settling 2/04/15)	8/24 at 100.00	BBB+	47,222,671

5,500	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.125%, 11/01/40	11/20 at 100.00	BB+	6,491,375

980	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax) (4)	4/15 at 100.00	C	46,550

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A:
3,610	5.250%, 11/01/32	11/17 at 100.00	Baa2	3,813,604
5,600	5.375%, 11/01/37	11/17 at 100.00	Baa2	5,925,024

	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
3,025	6.125%, 9/01/35 (WI/DD, Settling 2/05/15)	9/25 at 100.00	N/R	3,031,806
2,280	6.250%, 9/01/40 (WI/DD, Settling 2/05/15)	9/25 at 100.00	N/R	2,285,084
4,295	6.375%, 9/01/45 (WI/DD, Settling 2/05/15)	9/25 at 100.00	N/R	4,304,535
770,556	Total Texas			654,439,667

	Utah – 0.5%

2,000	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (Alternative Minimum Tax)	No Opt. Call	N/R	2,302,540

236	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

$875	Provo, Utah, Charter School Revenue Bonds, Freedom Academy Foundation, Series 2007, 5.500%, 6/15/37	6/17 at 100.00	N/R	$888,738

	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series 2006:
1,145	5.550%, 11/15/26	11/16 at 100.00	N/R	1,157,618
9,195	5.700%, 11/15/36	11/16 at 100.00	N/R	9,275,824

4,500	Utah County, Utah, Charter School Revenue Bonds, Lakeview Academy, Series 2007A, 5.625%, 7/15/37	7/15 at 102.00	BBB–	4,619,655

640	Utah County, Utah, Charter School Revenue Bonds, Lakeview Academy, Series 2012, 5.250%, 7/15/43	No Opt. Call	BBB–	655,910

1,850	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Tender Option Bond Trust Series 2015-1U, 22.905%, 5/15/45 (IF) (6)	5/24 at 100.00	AA+	3,512,688

2,000	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012, 6.550%, 7/15/42	7/22 at 100.00	BB+	2,237,260

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A:
1,730	6.500%, 10/15/33	10/18 at 100.00	BB+	1,846,204
2,650	6.750%, 10/15/43	10/18 at 100.00	BB+	2,832,188

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster Academy, Series 2008A:
1,850	6.250%, 6/15/28	6/17 at 100.00	N/R	1,890,256
2,975	6.500%, 6/15/38	6/17 at 100.00	N/R	3,044,139

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Oquirrh Mountain Charter School, Series 2010:
2,050	8.000%, 7/15/30	7/18 at 102.00	N/R	2,268,633
3,910	8.000%, 7/15/41	7/18 at 102.00	N/R	4,320,433

5,145	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High School, Series 2011A, 8.500%, 5/15/41	5/21 at 100.00	N/R	5,908,724

	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A:
1,255	5.750%, 7/15/22	7/15 at 102.00	N/R	1,282,597
1,530	5.875%, 7/15/27	7/15 at 102.00	N/R	1,557,907
3,475	6.000%, 7/15/37	7/15 at 102.00	N/R	3,535,083

4,100	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.800%, 6/15/38	12/17 at 100.00	BBB–	4,273,676
52,875	Total Utah			57,410,073

	Virgin Islands – 0.0%

1,240	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	Baa3	1,435,275

	Virginia – 1.3%

100	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22	4/15 at 100.00	N/R	100,260

20,000	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 6.350%, 11/01/44	11/24 at 100.00	N/R	20,480,400

Nuveen Investments	237

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B:
$2,285	6.250%, 3/01/18 (20)	3/15 at 101.00	N/R	$1,475,242
5,579	6.600%, 3/01/25 (21)	4/15 at 101.00	N/R	3,602,974
3,347	6.750%, 3/01/34 (22)	3/16 at 100.00	N/R	2,161,995

	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005:
3,750	5.375%, 12/01/28	12/15 at 100.00	N/R	3,003,075
11,500	5.625%, 12/01/39	12/15 at 100.00	N/R	8,665,365

11,300	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2013, 7.250%, 3/01/43	3/23 at 100.00	N/R	11,982,746

	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A:
5,600	5.000%, 12/01/42	12/23 at 100.00	N/R	5,902,176
4,000	5.000%, 12/01/47	12/23 at 100.00	N/R	4,205,360

280	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, Hoechst Celanese Corporation Project, Series 1995, 5.950%, 12/01/25 (Alternative Minimum Tax)	6/15 at 100.00	BB–	280,302

10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	BBB+	11,028,800

7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44	10/28 at 100.00	BBB+	7,687,750

	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B:
2,450	0.000%, 10/01/27 – AGC Insured	No Opt. Call	AA	1,550,287
1,400	0.000%, 10/01/29 – AGC Insured	No Opt. Call	AA	802,130
4,810	0.000%, 10/01/32 – AGC Insured	No Opt. Call	AA	2,391,099
10,800	0.000%, 10/01/39 – AGC Insured	No Opt. Call	AA	3,734,100
3,175	0.000%, 10/01/40 – AGC Insured	No Opt. Call	AA	1,048,893

4,350	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project, Series 2006A, 6.000%, 11/01/36 (Alternative Minimum Tax)	11/16 at 102.00	N/R	4,105,791

	Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc. – Harbor’s Edge Project, Refunding Series 2014:
3,500	5.375%, 1/01/46	1/25 at 100.00	N/R	3,660,720
5,000	5.000%, 1/01/46	1/25 at 100.00	N/R	5,074,050

6,175	Park Center Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2007, 6.000%, 4/15/47	3/15 at 100.00	N/R	6,178,582

	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Series 2007:
1,236	6.350%, 9/01/28	9/17 at 100.00	N/R	1,338,600
9,360	6.450%, 9/01/37	9/17 at 100.00	N/R	10,111,608

	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A:
5,000	5.125%, 7/01/49	No Opt. Call	BBB–	5,468,850
4,500	5.000%, 7/01/52	No Opt. Call	BBB–	4,858,920

17,350	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/42	No Opt. Call	BBB–	4,915,082

238	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

$2,340	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2006, 5.250%, 6/15/37	6/16 at 100.00	Baa1	$2,408,234

725	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.150%, 9/01/24	9/16 at 100.00	N/R	737,666

4,845	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB–	5,238,559
171,757	Total Virginia			144,199,616

	Washington – 1.8%

1,595	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Series 2009, 5.500%, 6/01/34 (UB) (6)	6/19 at 100.00	AA	1,850,567

	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2009-14A&B:
2,500	19.652%, 6/01/39 (IF) (6)	6/19 at 100.00	AA	4,056,900
750	19.652%, 6/01/39 (IF) (6)	6/19 at 100.00	AA	1,217,070

1,050	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	1,171,527

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,535	5.500%, 6/01/27 (Alternative Minimum Tax)	6/17 at 100.00	N/R	1,567,895
3,660	5.600%, 6/01/37 (Alternative Minimum Tax)	6/17 at 100.00	N/R	3,724,526

1,580	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	2,128,292

6,800	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series 2012, 5.000%, 4/01/30 (Alternative Minimum Tax)	4/23 at 100.00	BB	7,114,568

4,230	Snohomish County Housing Authority, Washington, Revenue Bonds, Westwood Crossing Apartments, Series 2007, 5.250%, 5/01/37 (Alternative Minimum Tax)	5/17 at 100.00	N/R	4,283,383

7,670	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	4/16 at 100.00	N/R	7,689,328

1,615	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012, 5.000%, 12/01/42 (Pre-refunded 12/01/21)	12/21 at 100.00	Baa3 (5)	2,015,278

15,700	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014D, 5.000%, 10/01/41 (UB)	10/24 at 100.00	AA	18,447,657

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 4480:
5,000	22.636%, 10/01/22 (IF) (6)	No Opt. Call	AA	9,375,250
1,060	22.636%, 10/01/22 (IF) (6)	No Opt. Call	AA	1,948,598
600	22.636%, 10/01/22 (IF) (6)	No Opt. Call	AA	1,102,980

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 4730:
1,510	18.467%, 10/01/42 (IF) (6)	10/22 at 100.00	AA	2,344,517
630	18.424%, 10/01/42 (IF) (6)	10/22 at 100.00	AA	978,466
785	17.681%, 10/01/42 (IF) (6)	10/22 at 100.00	AA	1,217,119

Nuveen Investments	239

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (Continued)

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 4742:
$2,500	18.544%, 10/01/44 (IF) (6)	10/24 at 100.00	AA	$4,176,600
3,740	18.526%, 10/01/44 (IF) (6)	10/24 at 100.00	AA	6,245,650
1,190	18.404%, 10/01/44 (IF) (6)	10/24 at 100.00	AA	1,986,384

20,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Series 2015B, 5.000%, 10/01/38 (WI/DD, Settling 2/12/15) (UB)	4/25 at 100.00	Aa2	23,694,800

	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Tender Option Bond Trust 1180:
1,750	18.195%, 10/01/40 (IF) (6)	10/20 at 100.00	Aa2	2,757,020
3,685	18.189%, 10/01/40 (IF) (6)	10/20 at 100.00	Aa2	5,804,759
935	17.996%, 10/01/42 (IF) (6)	10/22 at 100.00	Aa2	1,449,400
945	18.273%, 10/01/42 (IF) (6)	10/22 at 100.00	Aa2	1,464,211

1,500	Washington Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012, 5.250%, 10/01/46	4/22 at 100.00	Baa1	1,671,960

2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Children’s Hospital and Regional Medical Center, Tender Option Bond Trust 1180, 18.195%, 10/01/40 (IF) (6)	10/20 at 100.00	Aa2	3,938,600

	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of Puget Sound, Series 2006:
1,600	5.000%, 12/01/23 – RAAI Insured	12/16 at 100.00	BBB	1,679,616
1,810	5.000%, 12/01/25 – RAAI Insured	12/16 at 100.00	BBB	1,892,337
27,180	4.750%, 12/01/31 – RAAI Insured	12/16 at 100.00	BBB	28,128,580

1,125	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bond Trust 1095, 17.563%, 8/15/42 (IF) (6)	8/22 at 100.00	AA–	1,692,765

	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health & Services Project, Tender Option Bond Trust 4679:
1,875	19.442%, 10/01/39 (IF) (6)	4/20 at 100.00	AA	2,970,975
1,520	19.535%, 10/01/39 (IF) (6)	4/20 at 100.00	AA	2,407,726

14,132	Washington State Housing Finance Commission, Multifamily Revenue Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26	No Opt. Call	N/R	13,914,997

	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
2,130	6.500%, 10/01/32	No Opt. Call	N/R	2,354,119
18,225	6.750%, 10/01/47	No Opt. Call	N/R	20,137,532

2,660	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community Refunding, Series 2012, 5.000%, 1/01/48	No Opt. Call	BBB–	2,779,221
169,272	Total Washington			203,381,173

	West Virginia – 0.5%

7,878	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44	No Opt. Call	N/R	8,412,365

3,325	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc, Series 2013, 6.500%, 7/01/33	7/23 at 100.00	Ba1	3,789,137

365	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry Economic Development, Series 2006B, 5.625%, 3/01/36	3/16 at 100.00	BBB	374,483

240	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia (continued)

$1,675	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Tax Increment Financing District 1, The Highlands Project, Series 2008A, 6.500%, 6/01/34	6/18 at 100.00	N/R	$1,799,704

	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008:
13,180	6.500%, 10/01/38	10/18 at 100.00	N/R	13,924,538
22,435	6.750%, 10/01/43	10/18 at 100.00	N/R	23,884,974
48,858	Total West Virginia			52,185,201

	Wisconsin – 1.6%

8,990	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2006, 7.000%, 12/01/26	12/18 at 102.00	N/R	9,377,289

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson Classical Academy of Mooresboro, North Carolina, Series 2011:
660	7.000%, 7/01/31	7/19 at 100.00	BBB–	714,443
500	7.125%, 7/01/42	7/19 at 100.00	BBB–	541,535

7,900	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Palm Beach Maritime Academy, Series 2014A, 7.000%, 5/01/40	5/24 at 100.00	N/R	8,378,898

1,900	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45 (WI/DD, Settling 2/12/15)	2/25 at 100.00	N/R	1,886,871

9,685	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	10,061,843

	Public Finance Authority of Wisconsin, for the Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A:
1,740	5.000%, 10/01/34	10/22 at 100.00	BB+	1,791,243
1,085	5.125%, 10/01/45	10/22 at 100.00	BB+	1,109,076

	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012:
4,475	5.500%, 4/01/32	No Opt. Call	BB+	4,907,061
4,250	5.750%, 4/01/42	No Opt. Call	BB+	4,664,928

1,000	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 6.000%, 7/15/42	7/22 at 100.00	BBB–	1,088,840

	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A:
1,100	6.000%, 10/01/32	10/22 at 100.00	BB+	1,205,193
3,275	6.200%, 10/01/42	10/22 at 100.00	BB+	3,581,409

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014:
1,650	5.500%, 5/01/34	5/24 at 100.00	N/R	1,769,757
2,635	5.750%, 5/01/39	5/24 at 100.00	N/R	2,819,028

3,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 3184, 18.477%, 5/15/20 (IF)	No Opt. Call	AA+	6,145,042

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Tender Option Bond Trust 1191, 18.579%, 4/15/35 (IF) (6)	4/23 at 100.00	A	4,011,900

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39	6/20 at 100.00	Baa2	1,400,065

2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Tender Option Bond Trust 2009-15W, 19.499%, 8/15/37 (IF) (6)	2/20 at 100.00	AA–	4,413,640

Nuveen Investments	241

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$1,280	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, EastCastle Place Inc., Series, 6.125%, 12/01/34	4/15 at 100.00	N/R	$1,279,846

955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 3592, 19.226%, 4/01/17 (IF) (6)	No Opt. Call	AA–	1,408,549

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Tender Option Bond Trust 1334:
2,500	17.738%, 11/15/44 (IF) (6)	11/22 at 100.00	A+	3,787,300
380	17.738%, 11/15/44 (IF) (6)	11/22 at 100.00	A+	575,670
750	17.738%, 11/15/44 (IF) (6)	11/22 at 100.00	A+	1,136,190

1,075	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/40	2/22 at 100.00	A–	1,183,661

5,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39	6/22 at 100.00	A2	6,175,015

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc., Series 2011A:
1,000	5.750%, 5/01/35 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (5)	1,274,130
3,925	6.000%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (5)	5,059,914

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ThedaCare, Inc., Series 2009A, 5.500%, 12/15/38	12/19 at 100.00	AA–	570,400

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Health, Tender Option Bond Trust 2113:
9,750	15.952%, 8/15/30 (IF)	8/16 at 100.00	A–	11,512,020
3,535	16.435%, 8/15/31 (IF)	8/16 at 100.00	A–	4,217,609
3,750	16.446%, 8/15/34 (IF)	8/16 at 100.00	A–	4,416,300

	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A:
2,655	8.375%, 6/01/37	No Opt. Call	N/R	3,226,675
42,905	8.625%, 6/01/47	6/22 at 100.00	N/R	52,501,559

6,665	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012B, 8.375%, 6/01/20	4/15 at 100.00	N/R	6,688,461
148,400	Total Wisconsin			174,881,360
$11,349,020	Total Municipal Bonds (cost $10,278,398,112)			11,113,449,510

Shares	Description (1)			Value

	COMMON STOCKS – 1.4%

	Airlines – 1.4%

3,138,890	American Airlines Group Inc. (23)			$154,056,721

	Containers & Packaging – 0.0%

21,692	Rock-Tenn Company (24)			1,407,811
	Total Common Stocks (cost $47,172,781)			155,464,532

242	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$68	Las Vegas Monorail Company, Senior Interest Bonds (9), (25)	5.500%	7/15/19	N/R	$12,199

18	Las Vegas Monorail Company, Senior Interest Bonds (9), (25)	3.000%	7/15/55	N/R	2,411
$86	Total Corporate Bonds (cost $7,689)				14,610
	Total Long-Term Investments (cost $10,325,578,582)				11,268,928,652

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.2%

	MUNICIPAL BONDS – 0.2%

	California – 0.2%

$13,795	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014A, 6.000%, 7/10/15 (9)		No Opt. Call	N/R	$13,941,365

1,340	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014B, 6.000%, 7/10/15 (9)		No Opt. Call	N/R	1,354,217

2,040	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014C, 6.000%, 7/10/15 (9)		No Opt. Call	N/R	2,061,645
$17,175	Total Short-Term Investments (cost $17,175,000)				17,357,227
	Total Investments (cost $10,342,753,582) – 101.1%				11,286,285,879
	Floating Rate Obligations – (1.9)%				(209,852,000)
	Other Assets Less Liabilities – 0.8% (26)				83,934,176
	Net Assets – 100%				$11,160,368,055

Investments in Derivatives as of January 31, 2015

Credit Default Swaps outstanding:

Counterparty	Reference Entity	Buy/Sell Protection (27)	Current Credit Spread (28)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citigroup Inc.	Commonwealth of Puerto Rico	Buy	24.69%	$15,655,000	5.000%	9/20/19	$4,102,591	$970,803
Citigroup Inc.	Commonwealth of Puerto Rico	Buy	25.50	31,000,000	5.000	12/20/19	8,338,042	1,381,020
Goldman Sachs	Commonwealth of Puerto Rico	Buy	23.25	5,000,000	5.000	9/20/19	1,310,313	472,813
				$51,655,000			$13,750,946	$2,824,636

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (29)	Termination Date	Unrealized Appreciation (Depreciation)
Barclays PLC	$28,000,000	Receive	Weekly USD-SIFMA	2.882%	Quarterly	9/29/15	9/29/39	$(4,795,083)
Barclays PLC	87,500,000	Receive	Weekly USD-SIFMA	3.254	Quarterly	8/28/15	8/28/45	(24,041,483)
Citigroup Inc.	50,000,000	Receive	Weekly USD-SIFMA	2.900	Quarterly	12/15/15	12/15/44	(9,137,108)
JPMorgan	30,000,000	Receive	Weekly USD-SIFMA	2.967	Quarterly	10/28/15	10/28/39	(5,567,520)
JPMorgan	36,000,000	Receive	Weekly USD-SIFMA	3.085	Quarterly	11/16/15	11/16/39	(7,457,721)
JPMorgan	50,000,000	Receive	Weekly USD-SIFMA	2.948	Quarterly	1/15/16	1/15/44	(9,417,881)
JPMorgan	55,500,000	Receive	Weekly USD-SIFMA	2.913	Quarterly	9/29/15	9/29/39	(9,832,806)
JPMorgan	57,000,000	Receive	Weekly USD-SIFMA	2.983	Quarterly	10/14/15	10/14/39	(10,802,569)
JPMorgan	75,000,000	Receive	Weekly USD-SIFMA	3.240	Quarterly	7/27/15	7/27/45	(20,507,558)
	$469,000,000							$(101,559,729)

Nuveen Investments	243

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$11,106,565,933	$6,883,577	$11,113,449,510
Common Stocks	155,464,532	—	—	155,464,532
Corporate Bonds	—	—	14,610	14,610
Short-Term Investments:
Municipal Bonds	—	—	17,357,227	17,357,227
Investments in Derivatives:
Credit Default Swaps*	—	2,824,636	—	2,824,636
Interest Rate Swaps*	—	(101,559,730)	—	(101,559,730)
Total	$155,464,532	$11,007,830,839	$24,255,414	$11,187,550,785
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives) was $10,097,461,935.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$1,379,737,151
Depreciation	(400,764,695)
Net unrealized appreciation (depreciation) of investments	$978,972,456

244	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.

(7)	On June 4, 2014, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 0.000% to 2.450%.

(8)	On June 4, 2014, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 0.000% to 2.500%.

(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(10)	On June 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on the security, and therefore reduced the security’s interest rate of accrual from 7.250% to 1.813%.

(11)	On December 1, 2014, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.750% to 0.775%.

(12)	On May 1, 2012, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.80% to 4.35%.

(13)	Principal Amount (000) rounds to less than $1,000.

(14)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.500% to 5.200%.

(15)	On October 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.000% to 3.150%.

(16)	On February 8, 2011, the Fund’s Adviser directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records. Effective March 1, 2011, the Fund’s custodian will resume accruing income at an annual interest rate of 4.50%.

(17)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.625% to 2.250%.

(18)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.750% to 2.300%.

(19)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 2.350%.

(20)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.250% to 4.688%.

(21)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.600% to 4.950%.

(22)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.750% to 5.063%.

(23)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(24)	Common stock received as part of the bankruptcy settlement for Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.

(25)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(26)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(27)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(28)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(29)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-SIFMA	United States Dollar-Securities Industry and Financial Market Association.

Nuveen Investments	245

Nuveen Short Duration High Yield Municipal Bond Fund

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.5%

	MUNICIPAL BONDS – 98.5%

	National – 0.2%

$4,968	Municipal Tax Exempt Asset Trust, Trust Reciept, Series 2010-7 Loma Linda University Behavioral Medicine Center, Inc., 4.390%, 12/01/26	No Opt. Call	N/R	$4,936,900

	Alabama – 1.4%

10,020	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	4/15 at 100.00	B3	10,063,185

3,095	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1994, 6.450%, 12/01/23 (Alternative Minimum Tax)	4/15 at 100.00	B3	3,108,339

145	Bessemer Governmental Utility Services Corporation, Alabama, Water Supply Revenue Bonds, Series 2008A, 3.750%, 6/01/17	No Opt. Call	A2	150,794

555	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/30	11/15 at 100.00	Baa2	560,178

1,000	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International Paper Company, Series 2005A, 5.000%, 6/01/25	6/15 at 100.00	BBB	1,009,040

3,250	Fairfield Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2011, 5.375%, 6/01/15	No Opt. Call	BB–	3,291,243

	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006:
45	5.125%, 4/01/18 – AMBAC Insured	4/16 at 100.00	B1	45,411
100	5.125%, 4/01/21 – AMBAC Insured	4/16 at 100.00	B1	100,054

	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A:
500	5.000%, 4/01/22 – NPFG Insured	4/15 at 100.00	AA–	500,275
5,500	5.000%, 4/01/23 – NPFG Insured	4/15 at 100.00	AA–	5,502,365

	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
500	5.000%, 4/01/18 – NPFG Insured	4/15 at 100.00	AA–	500,685
1,000	5.000%, 4/01/20 – NPFG Insured	4/15 at 100.00	AA–	1,000,940
25	5.000%, 4/01/21 – NPFG Insured	4/15 at 100.00	AA–	25,017

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
300	5.250%, 1/01/16	4/15 at 100.00	BBB	303,750
525	5.250%, 1/01/18 – AGM Insured	4/15 at 100.00	AA	526,307
150	5.250%, 1/01/19 – AGM Insured	4/15 at 100.00	AA	150,335
5,315	5.250%, 1/01/20	4/15 at 100.00	BBB	5,381,438
150	5.500%, 1/01/22 – AGM Insured	4/15 at 100.00	AA	150,408
1,785	5.250%, 1/01/23	4/15 at 100.00	BBB	1,807,313
1,000	5.000%, 1/01/24	4/15 at 100.00	BBB	1,012,500
75	4.750%, 1/01/25 – AGM Insured	4/15 at 100.00	AA	75,035

895	Jefferson County, Alabama, Limited Obligation School Warrants, Series 2000, 5.500%, 2/15/20 – AGM Insured	4/15 at 100.00	AA	898,016

	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D:
1,300	5.000%, 10/01/21	No Opt. Call	BBB–	1,482,182
1,000	5.000%, 10/01/22	No Opt. Call	BBB–	1,139,010
38,230	Total Alabama			38,783,820

246	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Alaska – 0.0%

	Alaska Railroad Corporation, Capital Grant Receipts Bonds, Section 5307 and 5309 Formula Funds, Series 2007:
$490	5.000%, 8/01/18 – FGIC Insured	8/17 at 100.00	AA–	$533,718
230	5.000%, 8/01/21 – FGIC Insured	8/17 at 100.00	AA–	252,179
720	Total Alaska			785,897

	Arizona – 2.9%

2,680	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes Campus Project, Series 2006, 5.100%, 10/01/22	10/16 at 100.00	N/R	2,714,572

650	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007B, 0.967%, 1/02/37	1/17 at 100.00	AA–	590,519

	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3384:
3,000	1.999%, 10/01/29 (IF)	1/17 at 100.00	AA–	2,084,880
3,000	1.976%, 10/01/29 (IF)	1/17 at 100.00	AA–	2,084,880
1,500	1.976%, 10/01/29 (IF)	1/17 at 100.00	AA–	1,042,440
1,500	1.987%, 10/01/29 (IF)	1/17 at 100.00	AA–	1,042,440

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
3,000	5.000%, 2/01/27	2/22 at 100.00	BBB+	3,424,050
850	5.000%, 2/01/30	2/22 at 100.00	BBB+	960,381

	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2007A:
1,000	5.000%, 7/01/21 – NPFG Insured	7/17 at 100.00	A1	1,076,960
4,085	4.500%, 7/01/23 – NPFG Insured	7/17 at 100.00	A1	4,329,201

	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A:
565	4.000%, 7/01/18 – FGIC Insured	1/16 at 100.00	Ba1	575,820
70	4.125%, 7/01/19 – FGIC Insured	No Opt. Call	Ba1	71,367
85	4.250%, 7/01/20 – FGIC Insured	1/16 at 100.00	Ba1	86,670
370	4.250%, 7/01/21 – FGIC Insured	1/16 at 100.00	Ba1	376,930
830	5.250%, 7/01/22 – FGIC Insured	1/16 at 100.00	Ba1	852,286
1,075	5.250%, 7/01/23 – FGIC Insured	1/16 at 100.00	Ba1	1,102,875
4,045	5.250%, 7/01/26 – FGIC Insured	1/16 at 100.00	Ba1	4,148,876
7,515	5.000%, 7/01/29 – FGIC Insured	1/16 at 100.00	Ba1	7,675,595

	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
145	3.000%, 7/15/16	No Opt. Call	N/R	148,328
170	3.000%, 7/15/18	No Opt. Call	N/R	174,306
605	5.000%, 7/15/24	No Opt. Call	N/R	682,815

230	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 4.375%, 7/01/25	7/24 at 100.00	N/R	245,792

285	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013, 4.000%, 7/01/18	No Opt. Call	BB	291,860

150	Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Senior Lien Series 2012A, 3.000%, 7/01/18	No Opt. Call	AA+	157,985

675	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Candeo Schools, Inc. Project, Series 2013, 6.000%, 7/01/23	No Opt. Call	BB+	761,414

Nuveen Investments	247

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
$700	4.750%, 7/01/19	No Opt. Call	N/R	$728,532
1,250	5.750%, 7/01/24	No Opt. Call	N/R	1,391,175

325	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 5.200%, 7/01/22	7/21 at 100.00	BB	342,326

14,260	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc. Project, Series 2014, 5.000%, 2/01/24	No Opt. Call	B+	15,053,140

665	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%, 5/01/24	No Opt. Call	N/R	705,239

110	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 5.250%, 12/15/16	4/15 at 100.00	BBB–	110,064

1,170	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014, 6.250%, 3/01/24	No Opt. Call	N/R	1,255,609

1,330	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A , 7.500%, 2/01/25	2/24 at 100.00	N/R	1,375,021

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2013Q:
1,230	4.000%, 7/01/19	No Opt. Call	Baa3	1,269,409
740	4.500%, 7/01/20	No Opt. Call	Baa3	779,353

660	Quail Creek Community Facilities District, Arizona, General Obligation Bonds, Series 2006, 5.150%, 7/15/16	No Opt. Call	N/R	688,400

55	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.250%, 12/01/21	No Opt. Call	A–	65,437

2,970	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.700%, 4/01/22	10/15 at 100.00	A–	2,991,562

6,280	University Medical Center Corporation, Arizona, Hospital Revenue Bonds, Series 2005, 5.000%, 7/01/35	7/15 at 100.00	BBB	6,351,529

7,000	Verrado District 1 Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2006, 5.350%, 7/15/31	7/16 at 100.00	N/R	7,140,489

951	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 5.750%, 7/01/22	7/16 at 100.00	N/R	981,156

	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A:
1,000	5.000%, 8/01/19	No Opt. Call	Baa1	1,113,350
500	5.000%, 8/01/20	No Opt. Call	Baa1	565,585
79,276	Total Arizona			79,610,618

	California – 11.9%

715	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Eskaton Properties Inc., Refunding Series 2013, 5.000%, 11/15/20	No Opt. Call	BBB	812,247

280	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.300%, 10/01/23 – AMBAC Insured	No Opt. Call	BBB+	304,352

7,850	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	6,298,211

248	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$200	Anaheim Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Redevelopment Project Areas, Series 2007A, 5.000%, 2/01/16 – AGM Insured	No Opt. Call	AA	$208,964

9,225	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2002A, 5.250%, 9/01/17	4/15 at 100.00	Ba2	9,245,755

2,900	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26	No Opt. Call	Ba2	3,330,273

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 4740, 3.409%, 4/01/36 (IF) (4)	10/26 at 100.00	AA	1,095,000

1,265	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 4.500%, 6/01/21	6/17 at 100.00	BBB+	1,266,796

	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
18,030	5.250%, 6/01/21	12/18 at 100.00	B+	18,298,646
11,275	5.450%, 6/01/28	12/18 at 100.00	B2	11,196,074

150	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 4.250%, 2/01/15	No Opt. Call	Baa1	150,015

500	California Municipal Finance Authority, Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A , 6.000%, 8/01/23	No Opt. Call	BB	559,625

920	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Literacy First Project, Series 2010A, 5.500%, 9/01/22	9/20 at 100.00	BBB–	1,018,992

570	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A, 4.150%, 10/01/24	10/22 at 102.00	BBB–	585,624

1,125	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 4.750%, 8/01/22	No Opt. Call	BB+	1,233,225

1,525	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education – Multiple Projects, Series 2014A , 6.000%, 6/01/23	6/22 at 102.00	N/R	1,658,133

1,480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.250%, 8/15/30	8/24 at 100.00	N/R	1,591,459

	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A:
565	5.000%, 8/15/21	No Opt. Call	BBB	664,446
325	5.000%, 8/15/22	No Opt. Call	BBB	383,845
500	5.000%, 8/15/23	No Opt. Call	BBB	594,765

50	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2008A, 5.000%, 10/01/18	No Opt. Call	Baa1	55,977

165	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/22	No Opt. Call	Baa1	195,740

	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A:
500	4.000%, 7/01/15	No Opt. Call	Baa2	505,760
1,000	5.125%, 7/01/23	7/20 at 100.00	Baa2	1,145,910

1,500	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011, 5.000%, 1/01/28	No Opt. Call	BBB+	1,722,510

2,280	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 4.250%, 1/01/25	No Opt. Call	N/R	2,302,025

Nuveen Investments	249

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$500	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 5.500%, 6/01/22	6/20 at 102.00	N/R	$531,555

995	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A, 4.750%, 6/01/24	No Opt. Call	BB+	1,054,203

1,800	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014, 5.350%, 8/01/24	2/24 at 100.00	BB	2,045,430

425	California School Finance Authority, School Facility Revenue Bonds, ICEF – View Park Elementary and Middle Schools, Series 2014A, 4.750%, 10/01/24	No Opt. Call	BB	438,957

380	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 5.750%, 11/01/24	No Opt. Call	N/R	401,155

450	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 4.125%, 7/01/24	No Opt. Call	BB+	479,529

1,300	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 5.900%, 7/01/23	No Opt. Call	BB+	1,424,878

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
15,425	5.250%, 12/01/29	12/24 at 100.00	BBB	17,870,016
3,000	5.250%, 12/01/34	12/24 at 100.00	BBB	3,418,830

1,000	California Statewide Communities Development Authority, Educational Facilities Revenue Bonds, Huntington Park Charter School Project, Series 2007A, 5.150%, 7/01/30	7/17 at 100.00	N/R	1,015,070

455	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 5.250%, 1/01/16 (ETM)	No Opt. Call	N/R (5)	468,923

1,000	California Statewide Communities Development Authority, Revenue Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%, 11/01/24	No Opt. Call	N/R	1,097,830

5,910	California Statewide Communities Development Authority, Revenue Bonds, Ridgecrest Regional Hospital, Series 2007A, 5.000%, 2/01/37 – NPFG Insured	8/17 at 100.00	AA–	6,367,670

2,845	California Statewide Community Development Authority, Infrastructure Program Revenue Bonds, Series 2006A, 5.125%, 9/02/25	9/15 at 103.00	N/R	2,933,480

1,260	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/24	7/15 at 100.00	CCC	1,254,393

2,255	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22	7/15 at 100.00	CCC	2,248,010

775	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.250%, 7/01/25	7/15 at 100.00	CCC	770,056

300	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/21	11/16 at 100.00	N/R	308,859

1,625	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014D, 4.750%, 8/01/20	11/16 at 100.00	N/R	1,639,576

	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
6,755	5.000%, 9/01/22 – AMBAC Insured	9/18 at 100.00	N/R	7,181,105
2,000	5.250%, 9/01/27 – AMBAC Insured	9/18 at 100.00	N/R	2,089,140

250	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Fontana, California, Community Facilities District No. 22, Special Tax Refunding Bonds, Sierra Hills South, Series 2014:
$530	5.000%, 9/01/21	No Opt. Call	N/R	$626,449
540	5.000%, 9/01/23	No Opt. Call	N/R	647,725
1,250	5.000%, 9/01/25	No Opt. Call	N/R	1,501,100

5,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013B-3, 5.500%, 1/15/53 (Mandatory put 1/15/23)	7/22 at 100.00	BBB–	5,956,700

550	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 (Pre-refunded 2/19/15) – NPFG Insured	2/15 at 100.00	AA–(5)	551,370

700	Glendale Redevelopment Agency, California, Tax Allocation Bonds, Central Glendale Redevelopment Project, Series 2010, 5.500%, 12/01/24	12/16 at 100.00	A	740,509

2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013A, 5.000%, 6/01/29	6/23 at 100.00	A1	2,347,760

43,040	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 4.500%, 6/01/27	6/17 at 100.00	B	42,317,788

	Hemet Unified School District Financing Authority, California, Special Tax Revenue Bonds, Series 2015:
300	5.000%, 9/01/24 (WI/DD, Settling 2/19/15)	No Opt. Call	N/R	363,378
925	5.000%, 9/01/25 (WI/DD, Settling 2/19/15)	3/25 at 100.00	N/R	1,119,296

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
150	5.500%, 9/01/17 – SYNCORA GTY Insured	No Opt. Call	N/R	160,445
1,390	5.000%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	N/R	1,444,683

	Hesperia, California, Special Tax Bonds, Community Facilities District 2005-1 Belgate Development Restructuring Series 2014:
375	4.000%, 9/01/19	No Opt. Call	N/R	414,345
255	5.000%, 9/01/20	No Opt. Call	N/R	296,894
200	5.000%, 9/01/23	No Opt. Call	N/R	236,494
250	5.000%, 9/01/24	No Opt. Call	N/R	298,115
320	5.000%, 9/01/25	9/24 at 100.00	N/R	375,392
195	5.000%, 9/01/26	9/24 at 100.00	N/R	225,574

855	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013, 4.000%, 9/01/20	No Opt. Call	N/R	954,676

	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Pillar Ridge, Refunding Series 2014A:
1,175	3.000%, 5/15/20	No Opt. Call	BBB	1,225,278
465	4.000%, 5/15/21	No Opt. Call	BBB	509,049

100	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater Project Area, Refunding Series 2006A, 4.000%, 9/01/16 – AMBAC Insured	No Opt. Call	AA–	103,619

230	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/19	8/18 at 100.00	BBB–	256,570

95	Industry Public Facilities Authority, California, Tax Allocation Revenue Bonds, Series 2007, 4.000%, 5/01/16 – NPFG Insured	4/15 at 100.25	AA–	95,506

	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007:
810	5.000%, 6/01/21	6/17 at 100.00	B–	812,195
6,560	4.625%, 6/01/21	6/17 at 100.00	B–	6,531,858

Nuveen Investments	251

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014:
$100	5.000%, 9/01/22	No Opt. Call	N/R	$118,873
100	5.000%, 9/01/24	No Opt. Call	N/R	121,126
100	5.000%, 9/01/25	9/24 at 100.00	N/R	120,088
175	5.000%, 9/01/26	9/24 at 100.00	N/R	208,845

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
500	5.000%, 9/01/23	No Opt. Call	N/R	595,470
595	5.000%, 9/01/24	No Opt. Call	N/R	715,077

635	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.000%, 9/01/20	No Opt. Call	N/R	721,277

	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:
130	4.250%, 11/15/16	No Opt. Call	A	136,969
415	5.250%, 11/15/19	No Opt. Call	A	477,163
500	5.250%, 11/15/21	No Opt. Call	A	587,120

4,000	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B, 1.600%, 11/15/27	No Opt. Call	A	3,799,880

445	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	556,179

1,190	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 5.250%, 9/01/20	9/19 at 100.00	N/R	1,235,042

1,965	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A, 0.000%, 12/01/17 – AMBAC Insured	No Opt. Call	N/R	1,798,643

	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B:
1,420	4.750%, 9/01/23	No Opt. Call	N/R	1,580,304
1,095	5.200%, 9/01/28	9/24 at 100.00	N/R	1,261,823

250	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32	8/21 at 100.00	A–	321,625

7,000	Northern California Gas Authority 1, Gas Project Revenue Bonds, Index Series 2007B, 0.877%, 7/01/27	No Opt. Call	A	6,465,689

690	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 5.500%, 11/01/19	No Opt. Call	Ba1	768,757

1,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	Ba1	1,102,460

2,575	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 4.000%, 9/01/18	No Opt. Call	N/R	2,782,648

	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2001-1 May Farms Improvement Area 6 &7, Refunding Series 2014E:
425	4.000%, 9/01/20	No Opt. Call	N/R	472,154
440	4.000%, 9/01/21	No Opt. Call	N/R	485,936
455	4.000%, 9/01/22	No Opt. Call	N/R	497,715
475	4.000%, 9/01/23	No Opt. Call	N/R	519,617
495	4.000%, 9/01/24	No Opt. Call	N/R	542,149
515	5.000%, 9/01/25	9/24 at 100.00	N/R	604,147
540	5.000%, 9/01/26	9/24 at 100.00	N/R	629,543

252	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,475	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Refunding Series 2014A, 4.375%, 9/01/24	9/23 at 100.00	N/R	$2,807,120

	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014:
10	1.250%, 10/01/15	No Opt. Call	N/R	9,980
20	1.800%, 10/01/16	10/15 at 102.00	N/R	19,989
35	2.150%, 10/01/17	10/15 at 102.00	N/R	34,960
50	2.500%, 10/01/18	10/15 at 102.00	N/R	50,112
70	3.050%, 10/01/19	10/15 at 102.00	N/R	70,400
85	3.450%, 10/01/20	10/15 at 102.00	N/R	85,661
105	3.850%, 10/01/21	10/15 at 102.00	N/R	106,223
135	4.150%, 10/01/22	10/15 at 102.00	N/R	136,710
155	4.400%, 10/01/23	10/15 at 102.00	N/R	157,311
175	4.550%, 10/01/24	10/15 at 102.00	N/R	177,814
205	4.650%, 10/01/25	10/15 at 102.00	N/R	208,325
230	4.800%, 10/01/26	10/15 at 102.00	N/R	234,092
260	4.900%, 10/01/27	10/15 at 102.00	N/R	264,818
290	5.050%, 10/01/28	10/15 at 102.00	N/R	295,887
325	5.100%, 10/01/29	10/15 at 102.00	N/R	331,578
360	5.200%, 10/01/30	10/15 at 102.00	N/R	367,621
395	5.250%, 10/01/31	10/15 at 102.00	N/R	403,342
440	5.350%, 10/01/32	10/15 at 102.00	N/R	449,632
480	5.400%, 10/01/33	10/15 at 102.00	N/R	490,690

	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District 1, Refunding Series 2014:
800	5.000%, 9/01/23	No Opt. Call	N/R	952,752
450	5.000%, 9/01/25	9/24 at 100.00	N/R	536,189

245	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 – AGM Insured	10/24 at 100.00	AA	294,747

	Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014:
500	4.125%, 9/01/23	No Opt. Call	N/R	511,765
500	4.250%, 9/01/24	No Opt. Call	N/R	509,785
750	5.000%, 9/01/25	9/24 at 100.00	N/R	802,005

135	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	149,094

	Riverside Unified School District Finance Authority, Riverside County, California, Special Tax Revenue Bonds, Refunding Series 2015:
340	5.000%, 9/01/24 (WI/DD, Settling 2/12/15) – BAM Insured	No Opt. Call	AA	419,659
1,000	5.000%, 9/01/26 (WI/DD, Settling 2/12/15) – BAM Insured	3/25 at 100.00	AA	1,221,300

	Roseville Natural Gas Financing Authority, California, Gas Revenue Bonds, Series 2007:
80	5.000%, 2/15/16	No Opt. Call	A	83,382
60	5.000%, 2/15/18	No Opt. Call	A	65,776
125	5.000%, 2/15/20	No Opt. Call	A	141,430

	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2002-1 Kaiser Commerce Center, Refunding Series 2014:
400	5.000%, 9/01/23	No Opt. Call	N/R	466,292
585	5.000%, 9/01/24	No Opt. Call	N/R	686,790
500	5.000%, 9/01/25	9/24 at 100.00	N/R	577,500
655	5.000%, 9/01/26	9/24 at 100.00	N/R	751,842
1,250	5.000%, 9/01/27	9/24 at 100.00	N/R	1,426,313

Nuveen Investments	253

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
$2,500	6.500%, 12/01/22	No Opt. Call	BB	$3,095,575
500	8.000%, 12/01/26	12/21 at 100.00	BB	678,580
4,000	7.000%, 12/01/26	No Opt. Call	BB	5,064,280

100	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/16	9/15 at 102.00	Baa1	104,124

1,425	San Fernando Redevelopment Agency, California, Tax Allocation Bonds, Civic Center Redevelopment Project 3, Series 2006, 4.500%, 9/15/17	9/16 at 100.00	BBB+	1,471,070

	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A:
360	5.000%, 8/01/23	No Opt. Call	BBB+	431,914
400	5.000%, 8/01/24	No Opt. Call	BBB+	482,676
350	5.000%, 8/01/25	8/24 at 100.00	BBB+	418,807

500	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/27	8/22 at 100.00	N/R	578,765

19,585	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/29	1/25 at 100.00	BBB–	22,570,732

65	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 1993, 6.000%, 8/01/15 – NPFG Insured	No Opt. Call	AA–	66,793

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2005A:
160	5.000%, 8/01/17 – NPFG Insured	8/15 at 100.00	AA–	163,808
100	5.000%, 8/01/18 – NPFG Insured	8/15 at 100.00	AA–	102,360

250	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2002-1, Refunding Series 2013, 5.000%, 9/01/21	No Opt. Call	N/R	297,193

23,455	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 1.626%, 11/01/38	No Opt. Call	A	21,014,975

200	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2008 Series 2008A, 4.000%, 8/01/19	8/16 at 102.00	AA	212,822

125	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Refunding Series 2011, 5.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	151,938

100	Stockton-East Water District, California, Certificates of Participation, Series 2002A Refunding, 5.000%, 4/01/20 – FGIC Insured	4/15 at 100.00	AA–	100,227

500	Successor Agency to the Richmond Community Development Agency, California, Tax Allocation Refunding Bonds, Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/24 at 100.00	AA	604,845

805	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 03-02 Roripaugh, Series 2006, 5.100%, 9/01/16	9/15 at 101.00	N/R	822,227

1,460	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured	4/15 at 100.00	AA–	1,462,248

10,560	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	6/15 at 100.00	B+	10,563,801

340	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 5.375%, 12/01/20	No Opt. Call	A	411,179

3,265	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.000%, 1/01/26	1/21 at 100.00	A–	3,867,393

254	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$750	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	$857,693

1,040	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/21	7/17 at 100.00	Baa1	1,116,388

8,260	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 9/01/25	9/22 at 102.00	N/R	9,097,150
308,665	Total California			322,910,570

	Colorado – 1.8%

	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013:
275	5.000%, 6/01/23	No Opt. Call	A	328,037
600	5.000%, 6/01/29	6/23 at 100.00	A	686,952

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cheyenne Mountain Charter Academy, Series 2007A:
25	5.000%, 6/15/15	No Opt. Call	A	25,343
75	5.000%, 6/15/16	No Opt. Call	A	78,455
100	4.750%, 6/15/22	6/17 at 100.00	A	105,462

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 6.750%, 8/01/28	8/18 at 100.00	N/R	529,855

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%, 1/15/29	1/24 at 100.00	A	571,705

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.000%, 12/01/29	12/19 at 100.00	BBB	1,066,620

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 4.125%, 7/01/24	No Opt. Call	BB+	529,690

540	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Science Technology Engineering and Math School Project, Refunding Series 2014, 4.000%, 11/01/24	No Opt. Call	BB+	556,297

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 6.375%, 8/01/24	No Opt. Call	N/R	1,140,720

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012, 5.625%, 6/01/22	No Opt. Call	N/R	1,053,600

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012B:
2,000	5.000%, 12/01/25	No Opt. Call	BBB+	2,246,320
380	4.000%, 12/01/26	12/22 at 100.00	BBB+	395,576

535	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012C, 5.000%, 12/01/21	No Opt. Call	BBB+	607,653

2,090	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2012, 5.000%, 12/01/25	No Opt. Call	A3	2,409,519

50	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A, 5.000%, 12/01/18 – RAAI Insured	12/17 at 100.00	N/R	51,939

1,500	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.850%, 12/01/26	12/16 at 100.00	N/R	1,524,855

295	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2006, 5.000%, 12/01/30 – SYNCORA GTY Insured	11/16 at 100.00	BBB–	306,939

Nuveen Investments	255

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$720	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2009A, 6.250%, 12/01/33	12/19 at 100.00	BBB+	$836,719

175	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007A-1, 5.250%, 9/01/16 – NPFG Insured	No Opt. Call	AA–	186,596

525	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	AA–	539,291

270	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-1, 5.500%, 9/01/24 – NPFG Insured	No Opt. Call	AA–	277,349

3,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007CD-2, 1.770%, 9/01/39 (Mandatory put 9/01/17) – NPFG Insured	3/17 at 100.00	AA–	3,019,590

215	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.000%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R	219,666

1,052	Fallbrook Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.625%, 12/01/26	12/16 at 100.00	N/R	1,089,072

5,315	Foothills Metropolitan District In the City of Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 5.250%, 12/01/24	No Opt. Call	N/R	5,719,417

425	High Plains Metropolitan District, Colorado, General Obligation Bonds, Series 2005B, 4.375%, 12/01/15	No Opt. Call	BBB	432,000

4,660	North Range Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.500%, 12/15/27	12/17 at 100.00	N/R	4,775,055

1,500	One Horse Business Improvement District, Lakewood, Colorado, Sales Tax Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24	4/15 at 100.00	N/R	1,502,955

2,500	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Refunding Bonds, Series 2005, 5.250%, 12/01/20	12/15 at 101.00	BBB	2,584,325

1,500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/18	No Opt. Call	N/R	1,605,810

100	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds, Refunding & Improvement Series 2010B, 3.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	104,280

	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A:
4,670	5.250%, 12/15/21	12/16 at 100.00	N/R	4,866,093
1,250	5.400%, 12/15/31	12/16 at 100.00	N/R	1,294,275

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
1,910	6.125%, 11/15/23	No Opt. Call	A	2,420,715
250	6.250%, 11/15/28	No Opt. Call	A	332,815

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
215	5.375%, 1/15/25	7/20 at 100.00	Baa3	245,528
800	6.000%, 1/15/26	7/20 at 100.00	Baa3	932,304

940	Rendezvous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 5.200%, 12/01/17	No Opt. Call	N/R	855,400

250	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.000%, 12/01/16 – RAAI Insured	No Opt. Call	N/R	259,905

540	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.100%, 12/01/26	12/16 at 100.00	N/R	548,645

256	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$85	Wyndham Hill Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.250%, 12/01/25	12/15 at 100.00	N/R	$85,044
45,832	Total Colorado			48,948,386

	Connecticut – 0.3%

3,500	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/16 at 100.00	Ba3	3,600,450

75	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2005, 4.375%, 7/01/18 – RAAI Insured	7/15 at 100.00	N/R	75,716

1,685	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial Hospitals, Series 2011F, 5.000%, 7/01/22	No Opt. Call	A	1,973,725

1,850	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1992A, 6.450%, 11/15/22 (Alternative Minimum Tax)	5/15 at 100.00	Ba1	1,854,015

300	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	7/15 at 100.00	A–	303,000

1,000	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2001, 6.250%, 1/01/31	4/15 at 100.00	B	1,000,160
8,410	Total Connecticut			8,807,066

	Delaware – 0.0%

830	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/21	No Opt. Call	BBB–	926,770

	District of Columbia – 0.4%

8,555	District of Columbia, Revenue Bonds, Howard University, Refunding Series 2011A, 6.250%, 10/01/32	No Opt. Call	BBB+	9,926,964

725	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB+	852,484
9,280	Total District of Columbia			10,779,448

	Florida – 11.2%

975	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36	No Opt. Call	N/R	975,371

1,510	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24	No Opt. Call	N/R	1,683,137

1,160	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.000%, 11/01/28	11/25 at 100.00	N/R	1,186,077

	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
3,225	4.000%, 11/01/25	No Opt. Call	N/R	3,269,957
3,105	4.700%, 11/01/29	11/25 at 100.00	N/R	3,146,700

860	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	No Opt. Call	N/R	1,001,384

Nuveen Investments	257

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Bellalago Educational Facilities Benefit District, Florida, Capital Improvement Bonds, Refunding Series 2014:
$1,005	3.375%, 5/01/21	No Opt. Call	A3	$1,055,622
1,040	3.600%, 5/01/22	No Opt. Call	A3	1,106,206
1,080	3.750%, 5/01/23	No Opt. Call	A3	1,156,075
1,125	3.875%, 5/01/24	No Opt. Call	A3	1,205,258
1,165	4.000%, 5/01/25	5/24 at 100.00	A3	1,244,138
1,220	4.125%, 5/01/26	5/24 at 100.00	A3	1,304,522
1,070	4.250%, 5/01/27	5/24 at 100.00	A3	1,145,820

2,340	Brandy Creek Community Development District, St. Johns County, Florida, Special Assessment Bonds, Series 2006A, 5.600%, 5/01/37	5/15 at 100.00	N/R	2,352,308

420	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Refunding Series 2013A, 5.000%, 4/01/19	No Opt. Call	A–	478,191

3,595	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009, 6.500%, 11/01/29	11/19 at 100.00	BB+	4,008,964

	Capital Projects Finance Authority, Student Housing Revenue Bonds, Capital Projects Loan Program – Florida Universities, Series 2001F:
120	5.500%, 10/01/17 – NPFG Insured	4/15 at 100.00	AA–	120,040
200	5.125%, 10/01/21 – NPFG Insured	4/15 at 100.00	AA–	199,994

735	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 6.500%, 1/01/24	1/21 at 103.00	N/R	783,025

7,495	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	7/20 at 100.00	Baa3	8,399,646

	Capital Trust Agency, Florida, Senior Housing Revenue Bonds, Faulk Senior Residences Project, Series 2014:
1,000	6.000%, 12/01/24	12/22 at 102.00	N/R	1,019,240
1,030	6.500%, 12/01/34	12/22 at 102.00	N/R	1,049,354

1,350	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%, 5/01/24	No Opt. Call	N/R	1,381,617

	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1:
65	6.000%, 6/01/16	No Opt. Call	A+	69,831
95	5.500%, 6/01/16 – AGC Insured	No Opt. Call	AA	101,542

425	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1, 4.000%, 6/01/16	No Opt. Call	A+	445,336

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
50	5.000%, 6/01/15	No Opt. Call	A+	50,821
130	5.000%, 6/01/16	No Opt. Call	A+	137,951
285	4.250%, 6/01/17	No Opt. Call	A+	308,088
265	4.000%, 6/01/17 – AGM Insured	No Opt. Call	AA	284,936

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
4,780	4.500%, 6/01/23	No Opt. Call	BBB–	5,092,564
500	5.250%, 6/01/28	6/23 at 100.00	BBB–	542,615
1,000	5.625%, 6/01/33	6/23 at 100.00	BBB–	1,102,620

3,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A, 7.000%, 5/15/24	No Opt. Call	N/R	3,591,900

258	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$12,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, TEMPS 70 Series 2014B-2, 6.500%, 5/15/20	5/15 at 100.00	N/R	$12,072,719

2,500	Concord Station Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/35	4/15 at 100.00	N/R	2,500,950

2,130	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Senior Lien Series 2014A-1, 4.000%, 5/01/24	No Opt. Call	BBB	2,183,335

1,250	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	1,255,100

1,050	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 4.125%, 11/01/23	No Opt. Call	N/R	1,061,697

325	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Bonds, Baptist Hospital, Inc. Project, Series 2010A, 5.750%, 8/15/29	8/20 at 100.00	A3	381,267

3,075	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper Company Projects, Series 2003A, 5.750%, 11/01/27 (Alternative Minimum Tax)	4/15 at 100.00	BBB	3,078,967

400	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper Company Projects, Series 2006A, 4.750%, 12/01/30 (Alternative Minimum Tax)	4/15 at 100.00	BBB	400,308

2,565	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper Company Projects, Series 2006B, 5.000%, 8/01/26 (Alternative Minimum Tax)	4/15 at 100.00	BBB	2,568,206

1,270	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%, 11/01/26	No Opt. Call	N/R	1,421,143

1,960	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013A, 3.625%, 5/01/18	No Opt. Call	N/R	2,030,109

1,780	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/21	No Opt. Call	N/R	1,777,205

230	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/22	No Opt. Call	A+	279,662

4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.625%, 12/15/31	12/21 at 101.00	N/R	4,329,200

1,635	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	1,721,132

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
165	5.000%, 6/15/24	No Opt. Call	N/R	169,844
1,250	5.625%, 6/15/29	6/24 at 100.00	N/R	1,290,813

1,410	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21	No Opt. Call	BB–	1,521,743

4,355	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 6.375%, 12/15/25	6/23 at 100.00	N/R	4,700,047

1,750	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 5.750%, 6/15/29	6/24 at 100.00	N/R	1,789,550

50	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University, Refunding Series 2011, 4.250%, 4/01/17	No Opt. Call	Baa1	52,979

500	Florida Municipal Loan Council, Infrastructure Improvement Revenue Bonds, 9B Design-Build-Finance Project, Series 2012, 1.750%, 8/15/16	No Opt. Call	A	506,500

Nuveen Investments	259

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,325	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	11/24 at 100.00	N/R	$1,456,639

920	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.250%, 5/01/23	No Opt. Call	N/R	1,013,362

510	Glen St Johns Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38	5/16 at 100.00	N/R	511,698

845	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 4.000%, 5/01/25	5/24 at 100.00	N/R	855,030

955	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 4.000%, 5/01/25	5/24 at 100.00	N/R	966,336

1,545	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.250%, 5/01/28	5/24 at 100.00	N/R	1,544,861

2,010	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 5.875%, 5/01/28	5/24 at 100.00	N/R	2,027,949

50	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/15	No Opt. Call	BBB+	50,721

6,845	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.000%, 5/01/25	5/24 at 100.00	N/R	7,107,642

470	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 4.625%, 11/01/24	No Opt. Call	N/R	476,448

	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Refunding Series 2013:
380	2.875%, 5/01/19	No Opt. Call	A–	392,658
390	3.000%, 5/01/20	No Opt. Call	A–	403,892
405	3.250%, 5/01/21	No Opt. Call	A–	422,488

145	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Series 2014, 4.750%, 5/01/25	5/24 at 100.00	N/R	155,655

4,000	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds, Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27	9/17 at 100.00	N/R	4,335,600

335	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	347,583

740	La Collina Community Development District, Florida, Special Assessment Revenue Bonds, Series 2015, 5.000%, 11/01/28	11/25 at 100.00	N/R	748,540

170	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012, 5.250%, 11/01/22	No Opt. Call	N/R	182,352

5,210	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.125%, 5/01/24	No Opt. Call	N/R	5,614,243

300	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012, 5.000%, 11/01/24	11/22 at 100.00	N/R	311,232

	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015:
1,000	4.250%, 5/01/25 (WI/DD, Settling 2/09/15)	No Opt. Call	N/R	997,500
735	4.875%, 5/01/35 (WI/DD, Settling 2/09/15)	5/25 at 100.00	N/R	733,163

260	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
$7,330	5.250%, 6/15/27	6/17 at 100.00	BB	$7,542,056
3,500	5.375%, 6/15/37	6/17 at 100.00	BB	3,595,095

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project, Series 2007:
2,000	5.000%, 11/15/16	No Opt. Call	BB+	2,135,380
3,500	5.000%, 11/15/22	5/17 at 100.00	BB+	3,686,375
2,110	5.000%, 11/15/29	5/17 at 100.00	BB+	2,193,662

	Manatee County School Board, Florida, Certificates of Participation, Series 2011A:
790	4.500%, 7/01/18	No Opt. Call	BBB+	850,609
1,225	5.000%, 7/01/20	No Opt. Call	BBB+	1,377,990

15,310	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	15,925,614

1,735	Martin County School Board, Florida, Certificates of Participation, Refunding Series 2014A, 5.000%, 7/01/27 – AGM Insured	7/24 at 100.00	AA	2,072,093

	Mediterra South Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012:
295	4.000%, 5/01/19	No Opt. Call	BBB+	309,620
305	4.200%, 5/01/20	No Opt. Call	BBB+	324,856

450	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2014, 5.000%, 11/15/23	No Opt. Call	Baa1	537,354

335	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014, 5.000%, 10/01/24	No Opt. Call	BBB+	403,494

500	Miami, Florida, Limited Ad Valorem Tax Refunding Bonds, Homeland Defense / Neighborhood Capital Improvement Project, Series 2007A, 5.000%, 1/01/22 – NPFG Insured	1/17 at 100.00	AA–	533,870

1,770	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/26	7/24 at 100.00	A–	2,159,258

750	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Pine crest Academy Project, Series 2014, 5.000%, 9/15/24	No Opt. Call	BBB–	855,788

3,025	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport Hub, Series 2007A, 5.000%, 10/01/40 – SYNCORA GTY Insured (Alternative Minimum Tax)	10/17 at 100.00	A	3,255,324

6,190	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastructure Project, Refunding Series 2014B, 4.250%, 5/01/24	5/23 at 100.00	N/R	6,773,159

6,930	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 4.250%, 5/01/24	5/23 at 100.00	N/R	7,582,874

675	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	733,887

1,225	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	1,276,965

665	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Heron Bay North Assessment Area, Series 2006A, 5.200%, 5/01/27	5/16 at 100.00	N/R	671,131

Nuveen Investments	261

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014:
$1,270	3.750%, 8/01/19	No Opt. Call	N/R	$1,284,923
2,500	4.500%, 8/01/24	No Opt. Call	N/R	2,552,650

500	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012, 4.500%, 6/01/27	6/21 at 100.00	A–	537,910

965	Orange County Health Facilities Authority, Florida, Revenue Bonds, Orlando Lutheran Towers, Refunding Series 2005, 5.375%, 7/01/20	7/15 at 100.00	N/R	977,333

1,305	Orlando Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Conroy Road District, Refunding Series 2012, 5.000%, 4/01/19	No Opt. Call	A–	1,466,402

1,000	Orlando, Florida, Tourist Development Tax Revenue Bonds, Senior Lien 6th Cent Contract Payments, Series 2008A, 5.250%, 11/01/19	No Opt. Call	AA	1,093,150

	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014:
1,000	5.000%, 12/01/22	No Opt. Call	BBB	1,187,490
1,170	5.000%, 12/01/23	No Opt. Call	BBB	1,397,752
2,335	5.000%, 12/01/24	No Opt. Call	BBB	2,805,409

750	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/21	No Opt. Call	BBB+	867,818

1,650	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Entrance Fee Series 2014C, 6.000%, 6/01/21	No Opt. Call	N/R	1,825,214

3,300	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, The Waterford Project, Series 2007, 5.750%, 11/15/26	11/17 at 100.00	A	3,630,495

585	Panther Trails Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.600%, 5/01/36	5/15 at 100.00	BB	586,486

1,555	Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 13A-2, 7.400%, 11/01/19	No Opt. Call	N/R	1,645,936

	Parklands Lee Community Development District, Florida, Special Assessment Bonds, Series 2013A-1:
145	3.125%, 5/01/20	No Opt. Call	A–	147,640
145	3.250%, 5/01/21	No Opt. Call	A–	147,385
155	3.375%, 5/01/22	No Opt. Call	A–	158,661

560	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	595,274

1,690	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 3.500%, 5/01/19	No Opt. Call	N/R	1,765,154

1,770	Pinellas County Educational Facilities Authority, Florida, Revenue Bonds, Eckerd College Project, Series 2006, 5.250%, 10/01/29 – ACA Insured	10/16 at 100.00	N/R	1,805,860

1,750	Plantation Health Facilities Authority, Revenue Refunding Bonds, Covenant Village of Florida, Inc., Series 1998, 5.125%, 12/01/22	4/15 at 100.00	BBB+	1,755,845

	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007:
1,305	5.000%, 7/01/27 – NPFG Insured	7/17 at 100.00	AA–	1,416,773
1,225	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	AA–	1,326,798
425	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	AA–	459,370

262	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$330	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 6.125%, 11/01/27	11/24 at 100.00	N/R	$353,318

7,935	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish Housing Council, Inc., Series 2007, 5.625%, 7/01/27	7/17 at 100.00	N/R	8,080,844

	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A:
1,440	5.750%, 10/01/22	10/17 at 100.00	BBB–	1,567,858
8,035	5.500%, 10/01/24	10/17 at 100.00	BBB–	8,764,416
5,050	5.250%, 10/01/27	10/17 at 100.00	BBB–	5,399,511

1,000	Solterra Resort Community Development District, Florida, Special Assessment Bonds, Series 2014, 5.000%, 11/01/28	11/25 at 100.00	N/R	1,018,260

2,315	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.350%, 5/01/36	4/15 at 100.00	N/R	2,315,880

	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1:
1,275	5.000%, 3/01/19	No Opt. Call	BBB+	1,435,688
1,325	5.000%, 3/01/20	No Opt. Call	BBB+	1,515,760
2,000	5.000%, 3/01/21	No Opt. Call	BBB+	2,307,520
1,000	5.000%, 3/01/22	No Opt. Call	BBB+	1,160,350
1,000	5.000%, 3/01/23	No Opt. Call	BBB+	1,170,410
1,925	5.000%, 3/01/24	No Opt. Call	BBB+	2,268,555
6,000	5.000%, 3/01/30	3/24 at 100.00	BBB+	6,891,419

900	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	930,897

	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013:
1,020	3.500%, 5/01/18	No Opt. Call	N/R	1,046,887
1,185	4.000%, 5/01/25	5/23 at 100.00	N/R	1,237,069

1,085	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 5.500%, 5/01/24	5/23 at 100.00	N/R	1,199,598

2,525	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	2,609,638

500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/25	1/24 at 100.00	A3	584,140

	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014B:
2,815	5.000%, 7/01/28	7/24 at 100.00	A3	3,280,207
2,955	5.000%, 7/01/29	7/24 at 100.00	A3	3,432,794
3,100	5.000%, 7/01/30	7/24 at 100.00	A3	3,584,747
1,585	5.000%, 7/01/31	7/24 at 100.00	A3	1,827,236
1,500	5.000%, 7/01/32	7/24 at 100.00	A3	1,722,645

790	Talis Park Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2013, 4.250%, 11/01/24	11/23 at 100.00	N/R	834,596

1,500	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27	11/26 at 102.00	N/R	1,539,450

400	Tuscany Reserve Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005A, 5.550%, 5/01/36	5/15 at 101.00	N/R	404,948

Nuveen Investments	263

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$650	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.000%, 11/01/27	No Opt. Call	N/R	$738,355

1,845	Village Community Development District 10, Sumter County, Florida, Special Assessment Revenue Bonds, Series 2012, 4.500%, 5/01/23	No Opt. Call	N/R	2,082,876

	Village Community Development District 11, Florida, Special Assessment Bonds, Series 2014:
810	3.250%, 5/01/19	No Opt. Call	N/R	820,068
3,000	3.875%, 5/01/24	5/23 at 100.00	N/R	3,063,750

2,005	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	2,063,526

90	Westchase East Community Development District, Florida, Special Assessment Bonds, Series 2007-2, 4.000%, 5/01/18 – NPFG Insured	5/17 at 100.00	AA–	91,654

835	Wynnmere West Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 5.000%, 11/01/28	11/25 at 100.00	N/R	858,739
283,750	Total Florida			303,186,709

	Georgia – 1.0%

1,750	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B, 5.600%, 1/01/30	7/15 at 100.00	A–	1,782,953

	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, Kennesaw State University Real Estate Foundations Projects, Refunding Series 2014C:
940	5.000%, 7/15/21	No Opt. Call	Baa2	1,077,146
985	5.000%, 7/15/22	No Opt. Call	Baa2	1,135,075
1,040	5.000%, 7/15/23	No Opt. Call	Baa2	1,203,311
750	5.000%, 7/15/24	No Opt. Call	Baa2	868,095
1,000	5.000%, 7/15/26	7/24 at 100.00	Baa2	1,133,600
1,000	5.000%, 7/15/27	7/24 at 100.00	Baa2	1,117,930
1,000	5.000%, 7/15/29	7/24 at 100.00	Baa2	1,105,460

605	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/26	4/15 at 100.00	BB–	605,345

1,200	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%, 10/01/24	10/23 at 100.00	N/R	1,322,004

4,970	Fulton County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East, Series 2007A, 1.067%, 11/15/28	No Opt. Call	AA+	4,722,494

560	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 5.250%, 4/01/23	No Opt. Call	N/R	576,447

	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds, Lenbrook Project, Series 2006A:
1,080	5.000%, 7/01/17	No Opt. Call	N/R	1,149,800
2,500	5.000%, 7/01/27	7/17 at 100.00	N/R	2,558,175

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
490	5.500%, 7/15/23	7/21 at 100.00	N/R	504,045
958	5.500%, 7/15/30	7/21 at 100.00	N/R	986,642
1,052	5.500%, 1/15/36	7/21 at 100.00	N/R	1,083,163

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
590	5.000%, 3/15/20	No Opt. Call	A	668,753
330	5.000%, 3/15/21	No Opt. Call	A	377,603
830	5.000%, 3/15/22	No Opt. Call	A	957,662

264	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$240	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.125%, 9/15/17	No Opt. Call	A	$261,612

125	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/19	No Opt. Call	Baa2	143,559

925	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/33	4/24 at 100.00	Baa2	1,053,214
24,920	Total Georgia			26,394,088

	Guam – 2.6%

	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A:
750	4.125%, 11/01/15	No Opt. Call	A–	770,475
500	5.000%, 11/01/16	No Opt. Call	A–	536,010
500	5.000%, 11/01/17	No Opt. Call	A–	552,095
1,000	6.000%, 11/01/26	No Opt. Call	A–	1,215,370

2,200	Guam Education Financing Foundation, Certificates of Participation, Guam Public School Facilities Project, Series 2006B, 4.500%, 10/01/26 – ACA Insured	10/16 at 100.00	N/R	2,204,796

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
1,080	6.000%, 12/01/20	No Opt. Call	B+	1,188,572
2,000	6.625%, 12/01/30	12/20 at 100.00	B+	2,274,340

1,030	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 6.000%, 7/01/25 (Pre-refunded 7/01/15)	7/15 at 100.00	A– (5)	1,054,607

	Guam Government, General Obligation Bonds, 2009 Series A:
1,445	6.000%, 11/15/19	No Opt. Call	BB–	1,615,842
5,525	6.750%, 11/15/29	11/19 at 100.00	BB–	6,400,215
2,500	7.000%, 11/15/39	11/19 at 100.00	BB–	2,958,650

	Guam Government, General Obligation Bonds, Series 2007A:
3,000	5.000%, 11/15/23	11/17 at 100.00	BB–	3,116,100
2,265	5.125%, 11/15/27	11/17 at 100.00	BB–	2,341,829

	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A:
175	5.000%, 12/01/15	No Opt. Call	BBB+	180,892
2,010	5.375%, 12/01/24	12/19 at 100.00	BBB+	2,251,260

660	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.000%, 10/01/18	No Opt. Call	BBB	753,463

3,250	Guam International Airport Authority, Revenue Bonds, Series 2013C, 5.000%, 10/01/21 – AGM Insured (Alternative Minimum Tax) (4)	No Opt. Call	AA	3,749,395

9,000	Guam Power Authority, Revenue Bonds, Series 2010A, 5.500%, 10/01/30	10/20 at 100.00	BBB	10,408,319

	Guam Power Authority, Revenue Bonds, Series 2012A:
1,500	5.000%, 10/01/24 – AGM Insured (4)	No Opt. Call	AA	1,819,335
5,000	5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	5,882,550

	Guam Power Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 10/01/23	No Opt. Call	BBB	1,187,740
1,000	5.000%, 10/01/25	10/24 at 100.00	BBB	1,187,990

Nuveen Investments	265

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Guam (continued)

	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A:
$410	5.000%, 7/01/19	No Opt. Call	A–	$464,186
1,000	5.000%, 7/01/20	No Opt. Call	A–	1,150,860
385	5.000%, 7/01/21	No Opt. Call	A–	446,092
400	5.000%, 7/01/22	No Opt. Call	A–	468,076
1,750	5.000%, 7/01/23	No Opt. Call	A–	2,063,583
2,200	5.000%, 7/01/24	No Opt. Call	A–	2,602,270
2,250	5.000%, 7/01/25	7/24 at 100.00	A–	2,641,073
5,035	5.000%, 7/01/29	7/24 at 100.00	A–	5,749,315

	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
350	5.250%, 7/01/20	No Opt. Call	A–	407,267
1,885	5.500%, 7/01/43	7/23 at 100.00	A–	2,230,200
63,055	Total Guam			71,872,767

	Hawaii – 1.2%

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
1,335	5.000%, 7/01/20	No Opt. Call	BB+	1,420,160
1,555	5.750%, 7/01/23	No Opt. Call	BB+	1,731,384
1,575	6.250%, 7/01/27	7/23 at 100.00	BB+	1,776,915

19,725	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	No Opt. Call	N/R	20,289,134

285	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	BB+	287,822

4,500	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc., Series 1997, 5.625%, 11/15/27	4/15 at 100.00	B	4,505,760

1,500	Kuakini Health System, Hawaii, Special Purpose Revenue Bonds, Series 2002A, 6.375%, 7/01/32	4/15 at 100.00	BB+	1,503,390
30,475	Total Hawaii			31,514,565

	Idaho – 0.2%

1,000	Canyon County School District 131 Nampa, Idaho, General Obligation Bonds, Series 2006, 5.000%, 7/30/21 – NPFG Insured	No Opt. Call	AA–	1,084,970

1,320	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Compass Public Charter School, Inc. Project, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	BB+	1,407,622

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
25	5.250%, 9/01/26	9/16 at 100.00	BB+	25,585
1,500	5.250%, 9/01/30	9/16 at 100.00	BB+	1,529,880

1,290	Nez Pierce County, Idaho, Pollution Control Revenue Bonds, Potlach Corporation Project, Refunding Series 1996, 6.000%, 10/01/24	4/15 at 100.00	BB+	1,291,574
5,135	Total Idaho			5,339,631

	Illinois – 5.1%

3,595	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.000%, 5/01/26	11/17 at 100.00	N/R	3,652,089

1,000	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/17 at 100.00	N/R	982,570

266	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$4,380	CenterPoint Intermodal Center Program Trust, Illinois, Class A Certificates, Series 2004, 3.840%, 6/15/23	12/15 at 100.00	N/R	$4,389,943

630	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Refunding Series 2004A, 5.000%, 12/01/20 – NPFG Insured	4/15 at 100.00	AA–	632,507

1,200	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 188 West Randolph/Wells Redevelopment Project, Note Series 2014, 6.835%, 3/15/33	4/15 at 100.00	N/R	1,200,840

372	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes, Fullerton/Milwaukee Redevelopment Project, Series 2011A, 6.830%, 3/15/24	3/17 at 100.00	Baa3	400,591

1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2014A, 5.000%, 1/01/22	No Opt. Call	A+	1,123,440

1,000	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/26	No Opt. Call	A+	1,079,330

4,900	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2008A, 5.000%, 1/01/38 – AGC Insured	1/18 at 100.00	AA+	5,323,507

924	Chicago, Illinois, Special Assessment Bonds, Lakeshore East Project, Series 2003, 6.750%, 12/01/32	4/15 at 100.00	N/R	928,167

2,750	Chicago, Illinois, Tax Increment Allocation Bonds, Chicago Pilsen Redevelopment Project, Series 2014, 5.000%, 6/01/22	No Opt. Call	A	3,180,705

2,390	Gilberts Village, Kane County, Illinois, Special Tax Bonds, Special Service Area 15, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	2,668,865

300	Governors State University Board of Trustees, Illinois, Certificates of Participation, Capital Improvement Projects, Series 2008, 4.125%, 1/01/21	No Opt. Call	AA	312,261

1,665	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim Redevelopment Project, Series 2008, 6.550%, 1/01/20	1/18 at 102.00	N/R	1,828,520

1,235	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31	5/17 at 100.00	N/R	1,281,522

765	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (5)	853,335

225	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010, 6.125%, 5/15/27	5/20 at 100.00	N/R	248,429

120	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010, 6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (5)	150,469

	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007:
1,095	5.000%, 12/01/16	No Opt. Call	BBB	1,171,322
350	5.000%, 12/01/21	12/16 at 100.00	BBB	366,867

2,415	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 6.875%, 10/01/31	10/21 at 100.00	BBB–	2,789,929

315	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A, 7.250%, 5/15/20	5/15 at 100.00	N/R	318,279

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
360	5.000%, 9/01/22	No Opt. Call	BBB	414,000
800	5.000%, 9/01/23	No Opt. Call	BBB	925,208
1,495	5.000%, 9/01/25	9/24 at 100.00	BBB	1,718,039
1,000	5.000%, 9/01/26	9/24 at 100.00	BBB	1,134,150
1,400	5.000%, 9/01/27	9/24 at 100.00	BBB	1,581,692
800	5.000%, 9/01/29	9/24 at 100.00	BBB	897,336

Nuveen Investments	267

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$95	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 4.900%, 11/15/17	5/15 at 100.00	N/R	$95,646

	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A:
130	5.000%, 2/15/15	No Opt. Call	BB–	130,148
2,000	5.375%, 2/15/25	2/15 at 100.00	BB–	2,001,160

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
100	5.000%, 4/01/19	4/16 at 100.00	Baa3	101,988
5,765	5.000%, 4/01/22	4/16 at 100.00	Baa3	5,836,485
1,000	5.000%, 4/01/26	4/16 at 100.00	Baa3	1,005,910

435	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–	482,459

2,900	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A, 5.500%, 5/15/26	5/17 at 100.00	N/R	2,966,700

1,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A, 7.000%, 11/15/29	5/19 at 100.00	A	1,210,090

195	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.250%, 5/01/22	5/20 at 100.00	BBB+	236,578

8,035	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	10,167,086

	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
1,000	5.000%, 7/01/20	No Opt. Call	A–	1,139,840
1,000	5.000%, 7/01/21	No Opt. Call	A–	1,148,070
1,000	5.000%, 7/01/23	No Opt. Call	A–	1,160,740

25	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B, 4.000%, 5/15/16 – AGM Insured	No Opt. Call	AA	25,793

2,500	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 5.000%, 11/15/25 (WI/DD, Settling 2/11/15)	5/15 at 100.00	A+	3,095,675

3,745	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation, Series 2009, 6.125%, 5/15/25	5/19 at 100.00	BBB+	4,323,603

	Illinois Finance Authority, Revenue Refunding Bonds, Swedish Covenant Hospital, Refunding Series 2010A:
510	5.000%, 8/15/17	No Opt. Call	BBB+	549,341
4,915	5.750%, 8/15/29	2/20 at 100.00	BBB+	5,578,672

1,000	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	11/16 at 100.00	BBB+	1,042,120

1,135	Illinois Medical District Office Building, Illinois, Certificates of Participation, Series 2002, 5.000%, 6/01/22 – NPFG Insured	4/15 at 100.00	AA–	1,136,589

	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014:
3,380	5.000%, 6/15/22	No Opt. Call	A	3,960,718
3,200	5.000%, 6/15/23	No Opt. Call	A	3,785,152
4,005	5.000%, 6/15/24	No Opt. Call	A	4,754,055

3,500	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/24	No Opt. Call	A–	4,055,625

5,000	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/29	5/24 at 100.00	A–	5,575,600

120	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/19	No Opt. Call	A–	134,274

	Illinois State, General Obligation Bonds, Refunding Series 2012:
1,000	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	1,173,090
5,000	5.000%, 8/01/24	8/22 at 100.00	A–	5,661,400

268	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$5,000	Illinois State, General Obligation Bonds, Series 2013A, 5.000%, 4/01/24 – AGM Insured	No Opt. Call	AA	$5,780,350

380	Illinois State, General Obligation Bonds, Series 2013, 4.000%, 7/01/18	No Opt. Call	A–	410,491

2,092	Minooka, Illinois, Special Assessment Bonds, Refunding Improvement Series 2014, 5.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	2,424,565

491	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge Lakes Project, Series 2005-2, 6.000%, 3/01/35	3/15 at 102.00	N/R	501,208

3,000	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 6.000%, 6/01/28	6/21 at 100.00	A–	3,596,730

3,000	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	3,233,700

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
1,375	5.250%, 11/01/17	No Opt. Call	BB+	1,489,634
1,510	5.750%, 11/01/19	No Opt. Call	BB+	1,720,932

2,710	Wheeling, Illinois, Tax Increment Revenue Bonds, North Milwaukee/Lake-Cook TIF Project, Series 2005, 6.000%, 1/01/25	4/15 at 100.00	N/R	2,711,680

1,225	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 4.000%, 3/01/20	No Opt. Call	N/R	1,240,435
122,954	Total Illinois			137,198,244

	Indiana – 1.3%

	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,505	6.000%, 11/15/22	No Opt. Call	N/R	1,703,615
1,550	7.000%, 11/15/27	No Opt. Call	N/R	1,784,577

250	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.000%, 8/01/24 (Pre-refunded 8/01/16)	8/16 at 100.00	N/R (5)	267,355

1,380	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC Project, Refunding Series 2013A, 6.250%, 7/01/23	No Opt. Call	BB–	1,488,440

1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management Indianapolis LLC Project, Series 2013A, 6.250%, 7/01/23	No Opt. Call	BB–	1,078,580

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A:
330	6.000%, 10/01/21	10/19 at 100.00	BB–	338,382
1,500	6.625%, 10/01/29	10/19 at 100.00	BB–	1,529,865

5,665	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	BB–	6,385,928

1,240	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	BB–	1,393,177

1,225	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010, 5.125%, 8/15/27	8/20 at 100.00	BBB+	1,334,687

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
250	5.000%, 10/01/22	No Opt. Call	BBB+	292,178
325	5.000%, 10/01/23	No Opt. Call	BBB+	380,985
300	5.000%, 10/01/24	10/23 at 100.00	BBB+	347,103
1,400	5.000%, 10/01/29	10/23 at 100.00	BBB+	1,589,980

1,000	Indiana Finance Authority, Hospital Revenue Bonds, Methodist Hospitals, Inc., Refunding Series 2014A, 5.000%, 9/15/26	9/24 at 100.00	BBB	1,188,690

Nuveen Investments	269

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$1,175	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Series 2012A, 5.000%, 5/01/29	No Opt. Call	A+	$1,359,839

500	Indiana Finance Authority, Revenue Bonds, Marquette Project, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB	530,675

	Indiana Finance Authority, Tax – Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014:
1,405	5.250%, 9/01/26 (Alternative Minimum Tax)	9/24 at 100.00	BBB	1,662,775
1,250	5.250%, 9/01/27 (Alternative Minimum Tax)	9/24 at 100.00	BBB	1,467,963

740	Monroe County, Indiana, Multifamily Housing Revenue Bonds, Canterbury Hous Apartments Project, Series 2001B, Pass through Certificates Series 2002-1, 5.900%, 11/01/34 (Mandatory put 11/01/22)	4/15 at 100.00	Baa1	743,781

2,600	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013, 5.875%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	3,058,614

5,000	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2014, 0.770%, 12/01/44	6/19 at 100.00	A	4,977,700
31,590	Total Indiana			34,904,889

	Iowa – 3.1%

1,000	Coralville, Iowa, Urban Renewal Revenue Bonds, Refunding Series 2007C, 5.000%, 6/01/18	6/17 at 100.00	Ba1	1,011,020

1,000	Iowa Finance Authority, Health Facilities Revenue Bonds, Mercy Medical Center Project, Series 2012, 5.000%, 8/15/26	No Opt. Call	A+	1,166,480

4,800	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BB+	4,972,224

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
33,370	5.000%, 12/01/19	No Opt. Call	BB–	35,823,361
23,430	5.500%, 12/01/22	12/18 at 100.00	BB–	24,963,024
12,990	5.250%, 12/01/25	12/23 at 100.00	BB–	14,402,143

	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010:
550	5.000%, 9/01/15	No Opt. Call	BB	556,809
745	5.000%, 9/01/16	No Opt. Call	BB	765,793
730	5.000%, 9/01/17	No Opt. Call	BB	759,967

	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Series 2012:
125	3.000%, 9/01/16	No Opt. Call	BB	124,883
60	4.000%, 9/01/17	No Opt. Call	BB	60,944
78,800	Total Iowa			84,606,648

	Kansas – 0.3%

	Kansas Power Pool, Electric Utility Revenue Bonds, Clay Center Projects, Series 2013A:
100	3.000%, 12/01/18	No Opt. Call	Baa1	104,654
310	4.000%, 12/01/20	No Opt. Call	Baa1	341,245

	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc, Refunding & Improvement Series 2007:
3,305	5.250%, 5/15/22	5/17 at 100.00	N/R	3,426,690
500	5.375%, 5/15/27	5/17 at 100.00	N/R	515,600

270	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$3,000	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007A, 5.000%, 5/15/24	5/17 at 100.00	N/R	$3,072,150

25	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.200%, 4/01/20	No Opt. Call	BBB	28,411

500	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2014IV-A, 5.000%, 5/15/29	5/19 at 100.00	N/R	514,735

1,000	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, TEMPS 50 Series 2014IV-B-2, 3.375%, 11/15/20	5/15 at 100.00	N/R	1,001,300

145	Wichita, Kansas, Hospital Facilities Revenue Bonds, Via Christi Health System, Inc., Refunding Series 2009X, 4.750%, 11/15/24 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	170,955
8,885	Total Kansas			9,175,740

	Kentucky – 0.1%

2,000	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2013, 5.000%, 11/01/26	No Opt. Call	A	2,346,720

	Louisiana – 0.7%

1,250	Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade Corporation Project, Series 2002, 6.800%, 2/01/27	4/15 at 100.00	B3	1,255,388

1,100	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.250%, 7/01/31	7/21 at 100.00	BB+	1,311,552

500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Refunding Bonds, City of Shreveport Airport System Project, Series 2008A, 5.750%, 1/01/28 – AGM Insured	1/19 at 100.00	AA	569,930

1,225	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB+	1,409,608

150	Louisiana Public Facilities Authority, Grambling University Black and Gold Facilities Project Revenue Bonds, Series 2006A, 5.000%, 7/01/21 – CIFG Insured	7/16 at 100.00	N/R	153,441

2,530	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Touro Infirmary, Series 1999A, 5.625%, 8/15/29	2/15 at 100.00	A+	2,537,059

135	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 5.000%, 7/01/19	No Opt. Call	A+	155,224

1,740	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 6.625%, 12/15/23	No Opt. Call	N/R	1,910,903

200	Louisiana Public Facilities Authority, Revenue Bonds, The Oaks of Alexandria, L.L.C. – Louisiana State University at Alexandria Student Housing Project, Series 2006, 4.000%, 10/01/17 – NPFG Insured	10/16 at 100.00	AA–	209,362

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
450	5.000%, 6/01/22	No Opt. Call	A	539,307
500	5.000%, 6/01/24	No Opt. Call	A	606,200
500	5.000%, 6/01/25	6/24 at 100.00	A	596,455
500	5.000%, 6/01/26	6/24 at 100.00	A	592,100

	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014:
2,260	5.000%, 12/01/25	12/24 at 100.00	BBB+	2,742,578
835	5.000%, 12/01/26	12/24 at 100.00	BBB+	1,003,561
1,050	5.000%, 12/01/28	12/24 at 100.00	BBB+	1,238,958

Nuveen Investments	271

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$1,250	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24	No Opt. Call	N/R	$1,356,713
16,175	Total Louisiana			18,188,339

	Maine – 0.5%

	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013:
400	5.000%, 7/01/22	No Opt. Call	Baa1	476,288
1,540	5.000%, 7/01/25	7/23 at 100.00	Baa1	1,802,616
1,000	5.000%, 7/01/26	7/23 at 100.00	Baa1	1,156,680
1,000	5.000%, 7/01/27	7/23 at 100.00	Baa1	1,144,610

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
165	5.000%, 7/01/19	No Opt. Call	BBB–	183,030
100	5.250%, 7/01/21	No Opt. Call	BBB–	112,302
545	6.000%, 7/01/26	No Opt. Call	BBB–	622,712

8,550	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (Alternative Minimum Tax)	4/15 at 100.00	B3	8,586,851
13,300	Total Maine			14,085,089

	Maryland – 0.5%

700	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24	No Opt. Call	N/R	726,012

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
375	5.250%, 9/01/21 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	393,056
100	5.250%, 9/01/23 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	104,050

2,115	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007A, 5.250%, 4/01/27	4/17 at 100.00	N/R	2,126,886

1,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds, University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23	3/15 at 100.00	B3	971,040

4,135	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Bowie State University Project, Series 2003, 6.000%, 6/01/23	4/15 at 100.00	Ba2	4,140,500

4,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.000%, 7/01/24	No Opt. Call	BBB	5,140,673
12,675	Total Maryland			13,602,217

	Massachusetts – 1.1%

750	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series 2006, 5.000%, 1/01/27 – ACA Insured	1/17 at 100.00	N/R	765,368

	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
1,015	4.250%, 1/01/21	No Opt. Call	BBB–	1,113,617
1,040	4.500%, 1/01/22	No Opt. Call	BBB–	1,161,930
1,080	4.700%, 1/01/23	No Opt. Call	BBB–	1,225,238

	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014:
1,400	5.000%, 7/01/21	No Opt. Call	BBB–	1,570,240
1,000	5.000%, 7/01/24	No Opt. Call	BBB–	1,123,870

272	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F:
$100	5.000%, 7/15/19	No Opt. Call	BBB–	$111,114
300	5.000%, 7/15/21	No Opt. Call	BBB–	337,134
335	5.000%, 7/15/22	No Opt. Call	BBB–	376,031
325	5.000%, 7/15/23	No Opt. Call	BBB–	365,401
315	5.000%, 7/15/24	7/23 at 100.00	BBB–	350,110

350	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 5.700%, 4/15/15	No Opt. Call	BBB	352,216

	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series 2013:
2,365	4.375%, 7/01/23 (Alternative Minimum Tax)	7/22 at 100.00	AA	2,431,788
2,000	5.250%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	AA	2,225,120

125	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010A, 5.500%, 1/01/22	1/20 at 100.00	AA	145,018

200	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Simmons College Issue, Series 2007H, 5.250%, 10/01/21 – SYNCORA GTY Insured	No Opt. Call	BBB+	231,524

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/25 – RAAI Insured	8/15 at 100.00	N/R	508,200

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Jordan Hospital, Series 1998D:
600	5.250%, 10/01/23	4/15 at 100.00	B+	600,930
50	5.375%, 10/01/28	4/15 at 100.00	B+	50,069

2,485	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	BBB+	2,503,215

715	Massachusetts Industrial Finance Agency, Revenue Bonds, Dexter School, Series 2007, 5.000%, 5/01/20	5/17 at 100.00	BBB+	766,838

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
610	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	4/15 at 100.00	N/R	610,976
1,295	5.000%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	4/15 at 100.00	N/R	1,297,059
210	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	4/15 at 100.00	N/R	210,336
8,135	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/15 at 100.00	N/R	8,137,766
27,300	Total Massachusetts			28,571,108

	Michigan – 3.1%

	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1998A:
725	4.750%, 7/01/18 – NPFG Insured	4/15 at 100.00	AA–	725,196
1,100	4.750%, 7/01/25 – NPFG Insured	7/15 at 100.00	AA–	1,100,066

39	Detroit, Michigan, General Obligation Bonds, Series 1999A, 5.000%, 4/01/17 – AGM Insured	4/15 at 100.00	AA	38,840

	Detroit, Michigan, General Obligation Bonds, Series 2001A-1:
155	5.375%, 4/01/18	10/15 at 100.00	A3	155,138
775	5.000%, 4/01/19	10/15 at 100.00	A3	775,124
775	5.000%, 4/01/20	10/15 at 100.00	A3	771,466

78	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/17 – SYNCORA GTY Insured	4/15 at 100.00	N/R	77,643

Nuveen Investments	273

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$115	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Second Lien Series 2005B, 5.000%, 7/01/15 – NPFG Insured	No Opt. Call	AA–	$117,165

240	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%, 7/01/34 – NPFG Insured	4/15 at 100.00	AA–	240,838

350	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2001C, 5.750%, 7/01/21 – BHAC Insured	No Opt. Call	AA+	397,891

1,000	Genesee County Industrial Development Agency, Michigan, Civic Facility Revenue Bonds, United Memorial Medical Center Project, Series 2007, 5.000%, 12/01/32	4/15 at 100.00	N/R	1,000,870

211	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax General Obligation Bonds, Series 2014G-1A, 5.000%, 4/01/17 – AGM Insured	4/15 at 100.00	AA	211,740

	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax General Obligation Bonds, Series 2014G-2A:
845	5.375%, 4/01/18	10/15 at 100.00	A–	845,752
4,225	5.000%, 4/01/19	10/15 at 100.00	A–	4,225,676
4,225	5.000%, 4/01/20	10/15 at 100.00	A–	4,205,734

422	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax General Obligation Bonds, Series 2014G-4A, 5.250%, 4/01/17 – SYNCORA GTY Insured	4/15 at 100.00	A–	423,620

	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-3:
5,000	5.000%, 7/01/22 – AGM Insured	No Opt. Call	AA	5,931,050
5,000	5.000%, 7/01/23 – AGM Insured	No Opt. Call	AA	5,962,600
5,000	5.000%, 7/01/24 – AGM Insured (4)	No Opt. Call	AA	6,006,050

	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-7:
2,000	5.000%, 7/01/22 – NPFG Insured	No Opt. Call	AA–	2,350,020
1,200	5.000%, 7/01/23 – NPFG Insured	No Opt. Call	AA–	1,420,008
2,895	5.000%, 7/01/24 – NPFG Insured	No Opt. Call	AA–	3,448,148

425	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB	436,348

1,655	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011, 7.750%, 7/15/26	7/21 at 100.00	B–	1,596,678

195	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	BB–	203,013

1,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 8.500%, 12/01/30 (Alternative Minimum Tax)	12/23 at 100.00	N/R	983,370

26,530	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series 2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)	7/18 at 100.00	N/R	27,158,229

1,750	Michigan Strategic Fund, Solid Waste Facility Limited Obligation Revenue Bonds, Canton Renewables, LLC, Sauk Trail Hills Project, Series 2014, 5.750%, 1/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R	1,807,103

1,800	Oakland County Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Archdiocese of Detroit, Refunding Series 2011, 6.500%, 12/01/20	No Opt. Call	N/R	1,952,334

2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/23	No Opt. Call	A1	3,067,925

274	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$750	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	$800,700

2,715	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/22	No Opt. Call	BBB	2,983,839

105	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005, 5.000%, 11/01/15	No Opt. Call	BB	105,897

2,035	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – NPFG Insured	4/15 at 100.00	AA–	2,037,605
77,835	Total Michigan			83,563,676

	Minnesota – 0.6%

1,330	Cloquet, Minnesota, Pollution Control Revenue Bonds, Potlatch Corporation, Refunding Series 1996, 5.900%, 10/01/26	4/15 at 100.00	BB+	1,331,623

	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
270	4.000%, 7/01/19	No Opt. Call	BBB–	287,005
300	4.000%, 7/01/20	No Opt. Call	BBB–	320,529
500	4.000%, 7/01/23	No Opt. Call	BBB–	526,845
420	4.000%, 7/01/24	No Opt. Call	BBB–	439,870
500	5.000%, 7/01/29	7/24 at 100.00	BBB–	555,560

2,460	International Falls, Minnesota, Pollution Control Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1997, 5.650%, 12/01/22	4/15 at 100.00	N/R	2,467,503

1,880	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	1,905,718

550	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Charter School, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BB	586,542

150	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2004, 5.750%, 2/01/27	4/15 at 100.00	N/R	150,185

600	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 4.150%, 9/01/24	No Opt. Call	BB+	622,650

2,285	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	2,316,259

1,130	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/23	12/21 at 100.00	BBB–	1,273,872

1,000	Saint Paul Housing & Redevelopment Authority , Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.000%, 9/01/27	9/22 at 100.00	BB+	1,050,420

	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005:
2,205	6.000%, 11/15/25	11/15 at 100.00	BBB–	2,284,358
500	6.000%, 11/15/35	11/15 at 100.00	BBB–	517,790

Nuveen Investments	275

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Woodbury Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Saint Therese of Woodbury, Series 2014:
$240	4.000%, 12/01/22	No Opt. Call	N/R	$247,322
200	4.000%, 12/01/23	No Opt. Call	N/R	204,176
400	4.000%, 12/01/24	No Opt. Call	N/R	408,808
16,920	Total Minnesota			17,497,035

	Mississippi – 0.4%

5,240	Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control Refunding Revenue Bonds (Weyerhaeuser Company Project), Series 1992A, 6.800%, 4/01/22	No Opt. Call	BBB	6,762,063

100	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue Bonds, Northrop Grumman Ship Systems Inc. Project, Series 2006, 4.550%, 12/01/28	12/16 at 100.00	BB+	100,857

1,695	Mississippi Development Bank, Special Obligation Bonds, Gulfport School District General Obligation Project, Series 2014, 5.000%, 4/01/27 – BAM Insured	4/24 at 100.00	AA	2,027,237

1,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, South Central Regional Medical Center, Refunding & Improvement Series 2006, 5.250%, 12/01/21	12/16 at 100.00	BBB	1,056,370
8,035	Total Mississippi			9,946,527

	Missouri – 0.3%

115	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/17	No Opt. Call	BBB–	122,227

1,000	Kansas City Industrial Development Authority, Missouri, Health Care Facilities First Mortgage Revenue Bonds, The Bishop Spenser Place, Incorporated, Series 2004A, 6.500%, 1/01/35	4/15 at 100.00	N/R	1,001,670

	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014:
1,125	3.375%, 3/01/20	No Opt. Call	N/R	1,168,279
1,150	3.750%, 3/01/21	No Opt. Call	N/R	1,212,710

500	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	6/16 at 100.00	N/R	510,775

740	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 4.800%, 5/01/16	4/15 at 100.00	N/R	740,252

	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A:
660	4.000%, 5/01/20	No Opt. Call	N/R	681,991
1,135	5.000%, 5/01/24	5/23 at 100.00	N/R	1,215,052

1,150	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.250%, 6/15/25	6/15 at 103.00	N/R	1,158,763

665	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/22 – NPFG Insured	12/16 at 100.00	AA–	710,213

440	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	4/15 at 100.00	N/R	440,691
8,680	Total Missouri			8,962,623

276	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska – 0.1%

	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A:
$160	5.250%, 12/01/18	No Opt. Call	A	$184,091
150	5.250%, 12/01/19	No Opt. Call	A	173,351
790	5.250%, 12/01/21	No Opt. Call	A	928,479

875	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.625%, 1/01/40	1/20 at 100.00	AA–	988,916

1,000	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/26	5/24 at 100.00	BBB+	1,179,680
2,975	Total Nebraska			3,454,517

	Nevada – 1.1%

2,000	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Regional Healthcare Project, Refunding Series 2012, 5.000%, 9/01/27	No Opt. Call	BBB+	2,269,300

	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 142 Mountain’s Edge, Refunding 2012:
885	5.000%, 8/01/21	No Opt. Call	BBB–	972,429
1,700	4.000%, 8/01/22	No Opt. Call	BBB–	1,763,342
2,385	4.000%, 8/01/23	No Opt. Call	BBB–	2,439,593

100	Henderson, Nevada, Limited Obligation Improvement Bonds, Local Improvement District T-18, Inspirada Series 2006, 5.150%, 9/01/21	9/15 at 100.00	N/R	95,689

	Henderson, Nevada, Limited Obligation Refunding Bonds, Local Improvement District T-12, Lake Las Vegas NorthShore, Series 2013:
640	3.000%, 8/01/15	No Opt. Call	N/R	645,338
1,665	4.000%, 8/01/16	No Opt. Call	N/R	1,727,388
1,730	4.000%, 8/01/17	No Opt. Call	N/R	1,826,257
1,795	4.000%, 8/01/18	No Opt. Call	N/R	1,914,762

85	Henderson, Nevada, Limited Obligation Refunding Bonds, Local Improvement District T-13 Cornerstone, Series 2013, 4.000%, 3/01/17	No Opt. Call	N/R	86,529

300	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 6.500%, 6/15/17	No Opt. Call	BBB–	324,678

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
900	4.000%, 6/01/18	No Opt. Call	N/R	956,961
615	4.000%, 6/01/19	No Opt. Call	N/R	658,001
500	4.000%, 6/01/21	No Opt. Call	N/R	523,960
650	5.000%, 6/01/23	No Opt. Call	N/R	708,890
600	5.000%, 6/01/24	No Opt. Call	N/R	649,836
500	5.000%, 6/01/25	6/24 at 100.00	N/R	533,070

	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013:
555	4.000%, 6/01/18	No Opt. Call	N/R	576,812
700	4.000%, 6/01/19	No Opt. Call	N/R	729,799
510	4.000%, 6/01/20	No Opt. Call	N/R	531,226

2,520	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/27 – NPFG Insured	5/16 at 100.00	AA–	2,558,632

535	North Las Vegas, Nevada, General Obligation Bonds, Water and Sewer Series 2005B, 4.000%, 8/01/16 – AMBAC Insured	8/15 at 100.00	BB–	537,450

6,260	North Las Vegas, Nevada, Local Improvement Bonds, Aliante Special Improvement District 60, Refunding Series 2006A, 4.625%, 12/01/22 – AMBAC Insured	6/16 at 100.00	BBB+	6,387,453

Nuveen Investments	277

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

$300	Overton Power District 5, Nevada, Special Obligation Revenue Bonds, Series 2008, 8.000%, 12/01/38	12/18 at 100.00	Baa1	$358,878

100	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A, 6.500%, 6/15/20	6/18 at 100.00	B1	109,698
28,530	Total Nevada			29,885,971

	New Hampshire – 0.1%

	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
180	0.000%, 1/01/17 – ACA Insured	No Opt. Call	Caa1	163,843
900	0.000%, 1/01/19 – ACA Insured	No Opt. Call	Caa1	728,838

310	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue, Series 2009A, 6.125%, 10/01/39	10/19 at 100.00	Baa1	355,173

1,180	New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2013, 4.000%, 4/01/29 (Mandatory put 10/01/19) (Alternative Minimum Tax)	No Opt. Call	B1	1,201,594
2,570	Total New Hampshire			2,449,448

	New Jersey – 5.0%

	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
1,780	5.000%, 2/15/26	No Opt. Call	BBB	2,094,971
2,900	5.000%, 2/15/27	No Opt. Call	BBB	3,389,752

	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series 2004:
1,860	5.250%, 1/01/18 – AMBAC Insured	4/15 at 102.00	BBB–	1,903,487
640	5.250%, 1/01/19 – AMBAC Insured	4/15 at 102.00	BBB–	654,963

	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A:
200	5.250%, 6/01/20 – NPFG Insured	6/15 at 100.00	AA–	202,740
4,405	5.250%, 6/01/21 – NPFG Insured	6/15 at 100.00	AA–	4,463,234

3,960	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	BBB–	4,549,684

335	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%, 8/01/24	No Opt. Call	BB	349,583

	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
240	2.875%, 1/01/17	No Opt. Call	N/R	241,538
400	3.250%, 1/01/18	No Opt. Call	N/R	405,064
500	3.625%, 1/01/19	No Opt. Call	N/R	510,025
1,000	4.375%, 1/01/24	No Opt. Call	N/R	1,044,480

1,120	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	1,319,584

1,315	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 4.000%, 7/01/22	No Opt. Call	BBB–	1,414,585

278	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A:
$780	4.000%, 7/01/20	No Opt. Call	BBB–	$838,750
2,460	4.000%, 7/01/24	No Opt. Call	BBB–	2,617,907

500	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	569,565

	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 1151:
250	2.563%, 9/01/25 (IF) (4)	3/25 at 100.00	A2	235,290
1,000	3.771%, 9/01/27 (IF) (4)	3/23 at 100.00	A2	991,640

100	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc. Project; Series 2014A, 5.125%, 10/01/24	No Opt. Call	BB–	104,094

3,690	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (Alternative Minimum Tax)	9/22 at 100.00	B+	4,126,010

465	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	4/15 at 100.00	B	466,521

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
1,875	4.875%, 9/15/19 (Alternative Minimum Tax)	No Opt. Call	B	1,991,550
7,220	5.125%, 9/15/23 (Alternative Minimum Tax)	3/15 at 100.00	B	7,917,307

150	New Jersey Economic Development Authority, Transportation Sublease Revenue Bonds, Light Rail Transit System, Refunding Series 2008A, 5.000%, 5/01/19	No Opt. Call	A2	170,268

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
4,335	5.000%, 7/01/20	No Opt. Call	BB+	4,789,568
525	5.000%, 7/01/21	No Opt. Call	BB+	582,325
6,750	6.000%, 7/01/26	7/21 at 100.00	BB+	7,662,667

	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A:
750	5.000%, 7/01/22	No Opt. Call	A–	899,858
1,000	5.000%, 7/01/23	No Opt. Call	A–	1,188,450

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008:
145	5.750%, 7/01/15	No Opt. Call	BBB–	147,704
2,555	6.000%, 7/01/18	No Opt. Call	BBB–	2,765,609

10,070	New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Obligated Group, Series 2007A, 5.250%, 7/01/23	7/17 at 100.00	BBB	10,892,517

2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2014-1A-1, 3.500%, 12/01/24 (Alternative Minimum Tax)	12/23 at 100.00	AA	2,072,880

10,150	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	11,657,274

10,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Second Subordinate Capital Appreciation Series 2007-1C, 0.000%, 6/01/41	6/17 at 25.35	A–	2,344,100

Nuveen Investments	279

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
$12,981	4.500%, 6/01/23	6/17 at 100.00	BB	$13,051,226
35,940	4.625%, 6/01/26	6/17 at 100.00	B+	34,601,593
136,346	Total New Jersey			135,228,363

	New Mexico – 0.3%

1,900	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	4/15 at 100.00	N/R	1,901,045

2,355	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico San Juan Project, Series 2010A, 5.200%, 6/01/40 (Mandatory put 6/01/20)	No Opt. Call	BBB	2,678,271

605	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 5.750%, 10/01/23	No Opt. Call	N/R	666,692

2,335	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, FHA/HFA Risk Sharing Program: Sandpiper Apartments Project, Series 2002A, 6.050%, 7/01/28 (Alternative Minimum Tax)	No Opt. Call	AA–	2,409,533

1,325	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 5.750%, 10/01/23	No Opt. Call	N/R	1,433,226
8,520	Total New Mexico			9,088,767

	New York – 6.0%

85	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 6.000%, 12/01/19	No Opt. Call	B	88,179

	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
485	4.000%, 4/01/19	No Opt. Call	BBB–	510,351
525	4.000%, 4/01/21	No Opt. Call	BBB–	553,791
545	4.000%, 4/01/22	No Opt. Call	BBB–	573,732

	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014:
2,895	3.750%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	N/R	3,039,547
3,000	4.500%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	3,294,360

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
730	5.000%, 5/01/23	No Opt. Call	BB+	842,654
3,250	5.000%, 5/01/24	No Opt. Call	BB+	3,738,638
2,895	5.000%, 5/01/26	No Opt. Call	BB+	3,289,357
1,000	5.000%, 5/01/27	No Opt. Call	BB+	1,131,560

8,250	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.500%, 12/01/21	12/18 at 100.00	Ba1	9,483,870

1,695	Green Island Power Authority, New York, Power System Revenue Bonds, Subordinate Series 2000, 6.000%, 12/15/25 (Alternative Minimum Tax)	6/15 at 100.00	Ba1	1,715,510

3,500	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A–	4,121,425

555	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Refunding Series 2013B, 4.000%, 12/01/20	No Opt. Call	A–	621,306

280	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$800	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2013A, 4.000%, 12/01/23	12/22 at 100.00	A–	$889,256

400	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B, 5.000%, 7/01/29	No Opt. Call	BBB+	470,056

1,715	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014, 5.000%, 7/01/26	7/24 at 100.00	BBB+	2,041,124

15,945	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	6/16 at 100.00	B	16,012,287

	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005:
915	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	969,845
10,150	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	11,131,098
2,060	8.000%, 8/01/28 (Alternative Minimum Tax)	8/16 at 101.00	N/R	2,265,320
4,100	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	4,476,585

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006A:
215	5.000%, 12/01/16	No Opt. Call	BB	223,009
500	5.000%, 12/01/21	12/16 at 100.00	BB	529,130
4,525	5.000%, 12/01/28	12/16 at 100.00	BB	4,713,376

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006B:
785	5.000%, 12/01/21	12/16 at 100.00	BB	830,734
1,480	5.000%, 12/01/28	12/16 at 100.00	BB	1,541,612
1,510	5.000%, 12/01/31	12/16 at 100.00	BB	1,566,187

2,075	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB	2,111,479

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
170	5.000%, 1/01/19 – AMBAC Insured	1/17 at 100.00	BB+	180,016
75	5.000%, 1/01/20 – AMBAC Insured	1/17 at 100.00	BB+	79,463
175	5.000%, 1/01/21 – AMBAC Insured	1/17 at 100.00	BB+	185,175
635	5.000%, 1/01/22 – AMBAC Insured	1/17 at 100.00	BB+	669,950
195	5.000%, 1/01/23 – AMBAC Insured	1/17 at 100.00	BB+	205,204
1,000	5.000%, 1/01/26 – AMBAC Insured	1/17 at 100.00	BB+	1,045,400
275	4.300%, 1/01/26 – AMBAC Insured	1/17 at 100.00	BB+	279,991

285	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/15 at 100.00	BB	285,670

250	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	4/15 at 100.00	BB	251,443

	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue Airways Corporation Project, Series 2006:
2,280	5.000%, 5/15/20 (Alternative Minimum Tax)	4/15 at 100.00	B	2,281,505
1,350	5.125%, 5/15/30 (Alternative Minimum Tax)	4/15 at 100.00	B	1,350,635

2,165	New York City, Industrial Development Agency, Senior Airport Facilities Revenue Refunding Bonds, Trips Obligated Group, Series 2012A, 5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	2,454,136

Nuveen Investments	281

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$27,250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34	11/24 at 100.00	N/R	$30,636,084

5,000	New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2014, 0.000%, 12/01/44 (Alternative Minimum Tax)	No Opt. Call	B+	5,073,950

	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital Health Center Project, Series 2014A:
1,000	5.000%, 7/01/19	No Opt. Call	BB	1,113,720
1,250	4.625%, 7/01/22	7/19 at 100.00	BB	1,363,750

	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
745	5.000%, 12/01/20	No Opt. Call	BBB	869,035
1,000	6.500%, 12/01/28	12/15 at 100.00	BBB	1,047,020

75	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/15 at 100.00	AA–	75,443

185	Rockland County, New York, General Obligation Bonds, Various Purpose Series 2010B, 2.000%, 9/01/15	No Opt. Call	Baa2	186,178

	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A:
3,585	5.250%, 12/01/16	No Opt. Call	N/R	3,781,279
8,600	5.000%, 12/01/23	6/17 at 100.00	N/R	9,034,643

6,065	Suffolk County Industrial Development Agency, New York, Continuing Care Retirement Community Revenue Bonds, Jefferson’s Ferry Project, Series 2006, 5.000%, 11/01/28	11/16 at 100.00	BBB–	6,305,720

100	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008A, 5.000%, 6/01/18	No Opt. Call	BBB+	101,697

1,400	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008B, 5.375%, 6/01/28	6/18 at 100.00	BBB–	1,402,002

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
210	4.750%, 6/01/22	6/16 at 100.00	BBB–	212,264
8,355	5.000%, 6/01/26	6/16 at 100.00	BB–	8,397,861
150,260	Total New York			161,644,612

	North Carolina – 0.2%

2,450	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds, Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29	7/16 at 100.00	N/R	2,409,992

	Northern Hospital District Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008:
1,085	5.500%, 10/01/21	4/18 at 100.00	BBB	1,193,739
500	6.250%, 10/01/38	4/18 at 100.00	BBB	552,345
4,035	Total North Carolina			4,156,076

	North Dakota – 0.2%

490	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/22	No Opt. Call	BBB+	571,046

282	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota (continued)

	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
$500	5.000%, 7/01/22	7/21 at 100.00	BBB+	$579,175
165	5.000%, 7/01/23	7/21 at 100.00	BBB+	189,324
1,200	5.000%, 7/01/24	7/21 at 100.00	BBB+	1,367,340
1,070	5.000%, 7/01/25	7/21 at 100.00	BBB+	1,216,173
1,460	5.000%, 7/01/26	7/21 at 100.00	BBB+	1,652,092
4,885	Total North Dakota			5,575,150

	Ohio – 5.1%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
10,590	5.375%, 6/01/24	6/17 at 100.00	B–	9,377,233
39,000	5.125%, 6/01/24	6/17 at 100.00	B–	33,793,499

	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
2,320	5.000%, 12/01/24	12/22 at 100.00	N/R	2,374,358
2,170	5.750%, 12/01/34	12/22 at 100.00	N/R	2,219,216

2,550	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.500%, 11/01/22	11/20 at 100.00	A–	3,010,811

	Franklin County, Ohio Health Care Facilities Revenue Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding &Improvement, Series 2014:
150	5.000%, 11/15/23	No Opt. Call	A–	177,173
205	5.000%, 11/15/24	No Opt. Call	A–	242,902
200	5.000%, 11/15/25	11/24 at 100.00	A–	233,598
500	5.000%, 11/15/26	11/24 at 100.00	A–	577,510

5,000	Hamilton County, Ohio, Health Care Revenue Refunding Bonds, Life Enriching Communities Project, Series 2006A, 5.000%, 1/01/27	1/17 at 100.00	BBB	5,216,000

	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012:
1,650	5.000%, 6/01/21	No Opt. Call	A3	1,953,171
5,000	5.250%, 6/01/26	No Opt. Call	A3	5,944,250

560	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A, 5.000%, 12/01/22	12/16 at 100.00	N/R	571,284

2,425	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 5.375%, 12/01/23	6/23 at 100.00	N/R	2,624,408

315	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.000%, 4/01/20	No Opt. Call	BBB–	342,024

2,590	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2009B, 5.250%, 5/01/29	11/23 at 100.00	A+	3,145,037

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
100	5.000%, 2/15/19	No Opt. Call	BB+	109,070
2,445	5.000%, 2/15/20	No Opt. Call	BB+	2,692,483
1,000	5.000%, 2/15/21	No Opt. Call	BB+	1,106,840
2,250	5.000%, 2/15/27	2/23 at 100.00	BB+	2,435,535

2,000	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009B, 5.800%, 12/01/38	12/19 at 100.00	Baa1	2,279,820

Nuveen Investments	283

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$10,930	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	BBB–	$11,626,568

400	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Corp. Project, Series 2006B, 3.625%, 12/01/33 (Mandatory put 6/01/20)	No Opt. Call	BBB–	421,788

3,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, FirstEnergy Generation Corp. Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	BBB–	3,514,230

8,780	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	10,042,124

2,135	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation, Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B–	2,245,358

2,000	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1998, 5.650%, 3/01/33 (Alternative Minimum Tax)	4/15 at 100.00	B–	2,003,420

265	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	4/15 at 100.00	B–	265,541

250	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	No Opt. Call	BB–	294,095

9,010	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 0.000%, 12/01/33	No Opt. Call	BBB–	9,720,528

2,615	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35 (Alternative Minimum Tax)	4/15 at 100.00	BBB–	2,625,800

500	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008, 5.750%, 12/01/35	12/18 at 100.00	A–	572,075

250	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc., Series 2014A, 5.625%, 7/01/25	7/24 at 100.00	N/R	263,533

350	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	2/15 at 100.00	B–	350,585

	Toledo-Lucas County Port Authority, Ohio, Special Assessment Revenue Bonds, Crocker Park Public Improvement Project, Series 2003:
8,590	5.250%, 12/01/23	4/15 at 101.00	BB	8,690,847
125	5.375%, 12/01/35	12/15 at 100.00	BB	126,059

	Toledo-Lucas County Port Authority, Ohio, Student Housing Revenue Bonds, CHF-Toledo, L.L.C. – The University of Toledo Project, Series 2014A:
1,485	5.000%, 7/01/24	No Opt. Call	BBB–	1,686,856
2,250	5.000%, 7/01/29	7/24 at 100.00	BBB–	2,492,438
135,955	Total Ohio			137,368,067

	Oklahoma – 0.2%

2,950	Arbuckle Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2008, 7.250%, 1/01/38	1/18 at 102.00	N/R	3,257,243

1,300	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Series 2010A, 6.875%, 11/01/23	5/15 at 100.00	N/R	1,309,477
4,250	Total Oklahoma			4,566,720

284	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon – 0.2%

	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A:
$650	5.000%, 10/01/19	No Opt. Call	N/R	$701,519
500	5.000%, 10/01/24	No Opt. Call	N/R	544,345

840	Oregon State Facilities Authority, Revenue Bonds, College Housing Northwest Projects, Refunding Series 2013, 4.000%, 10/01/21	No Opt. Call	BBB–	888,325

2,000	Oregon State Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2010A, 5.000%, 10/01/23	10/20 at 100.00	BBB+	2,281,720

1,150	Oregon State Facilities Authority, Revenue Bonds, Trillium Charter School Project, Refunding Series 2007A, 6.875%, 11/01/27	11/21 at 100.00	N/R	1,223,773

405	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	No Opt. Call	N/R	406,235

115	Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds, Refunding Series 2006B, 5.000%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	116,711
5,660	Total Oregon			6,162,628

	Pennsylvania – 6.7%

	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
690	6.500%, 5/01/17	No Opt. Call	BB–	747,008
3,365	6.750%, 11/01/24	11/19 at 100.00	BB–	3,857,232
45	6.875%, 5/01/30	11/19 at 100.00	BB–	52,106

2,200	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.750%, 2/15/26	2/16 at 100.00	Baa3	2,223,584

400	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Robert Morris University, Series 2008A, 6.000%, 10/15/38	10/18 at 100.00	Baa3	444,588

290	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2007A, 5.000%, 11/15/17 (ETM)	No Opt. Call	N/R (5)	310,581

950	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 5.250%, 7/15/23	No Opt. Call	BB+	988,789

2,365	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States Steel Corporation, Series 2005, 5.500%, 11/01/16	No Opt. Call	BB–	2,485,544

7,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	7/15 at 101.00	N/R	7,124,740

2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 0.000%, 4/01/41	No Opt. Call	BBB–	2,096,520

20,050	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	BBB–	21,122,273

1,070	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory put 4/02/18)	No Opt. Call	BBB–	1,090,234

250	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company Project, Series 1999B, 4.750%, 8/01/20 (Mandatory put 5/01/18)	No Opt. Call	A1	272,148

Nuveen Investments	285

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$190	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A, 4.875%, 3/15/27	3/17 at 100.00	BBB–	$192,708

2,890	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)	No Opt. Call	B–	2,908,554

1,975	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Charter School Project, Series 2012A, 5.000%, 10/15/22	No Opt. Call	BBB–	2,104,777

1,000	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 3.750%, 10/01/24	No Opt. Call	BBB–	1,027,020

1,000	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	Baa3	1,089,430

	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014:
1,095	5.000%, 5/01/22	No Opt. Call	Baa3	1,263,597
655	5.000%, 5/01/23	No Opt. Call	Baa3	756,597
500	5.000%, 5/01/24	No Opt. Call	Baa3	580,350

13,450	Delaware County Authority, Pennsylvania, Hospital Revenue Bonds, Crozer-Keystone Obligated Group, Series 2006A, 5.000%, 12/15/26	12/16 at 100.00	BB	13,946,439

2,445	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/26	No Opt. Call	BBB	2,833,095

7,620	Delaware Valley Regional Finance Authority, Bucks, Chester, Delaware and Montgomery Counties, Pennsylvania, Local Government Revenue Bonds, Series 2007C, 0.808%, 6/01/27	No Opt. Call	A+	6,807,098

150	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2008A, 5.000%, 7/01/21	7/18 at 100.00	AA	167,409

515	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/22	No Opt. Call	BBB	587,100

270	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc – Student Housing Project at Millersville University, Series 2013, 4.000%, 7/01/19	No Opt. Call	BBB–	288,641

	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc – Student Housing Project at Millersville University, Series 2014:
790	5.000%, 7/01/20	No Opt. Call	BBB–	891,799
870	5.000%, 7/01/22	No Opt. Call	BBB–	995,384
405	5.000%, 7/01/24	No Opt. Call	BBB–	463,579
1,000	5.000%, 7/01/29	No Opt. Call	BBB–	1,117,900

100	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Bonds, Series 2002A, 5.000%, 7/15/24 – AGM Insured	4/15 at 100.00	AA	100,229

1,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/18 – AGM Insured	4/15 at 100.00	AA	1,003,560

1,500	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/29 (WI/DD, Settling 2/12/15)	5/25 at 100.00	A	1,760,850

	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013:
1,000	5.000%, 5/01/20	No Opt. Call	BBB	1,092,010
1,000	5.000%, 5/01/22	No Opt. Call	BBB	1,090,080

1,065	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Series 2002, 6.000%, 11/15/35	4/15 at 100.00	B+	1,065,777

286	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,000	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003C, 5.250%, 12/15/15 – FGIC Insured	No Opt. Call	A3	$1,031,290

3,120	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33	7/24 at 100.00	N/R	3,306,638

	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Holy Redeemer Health System Inc., Refunding Series 2014A:
1,165	5.000%, 10/01/24	No Opt. Call	BBB–	1,354,476
1,200	5.000%, 10/01/25	10/24 at 100.00	BBB–	1,378,644
2,000	5.000%, 10/01/26	10/24 at 100.00	BBB–	2,278,100

	Montgomery County Industrial Development Authority, Pennsylvania, Mortgage Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2005:
2,205	6.000%, 2/01/21	2/15 at 100.00	N/R	2,212,321
6,000	6.125%, 2/01/28	2/15 at 100.00	N/R	6,013,080
1,350	6.250%, 2/01/35	2/15 at 100.00	N/R	1,352,727

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Mortgage Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2008, 7.000%, 2/01/36	2/18 at 100.00	N/R	1,080,570

6,050	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	6/15 at 100.00	B–	6,051,210

4,100	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	10/19 at 100.00	Baa2	4,859,648

1,000	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc. Project, Series 2010A, 7.500%, 5/01/20	No Opt. Call	B	1,184,010

175	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1, 5.000%, 11/01/19	No Opt. Call	Baa3	193,036

1,525	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc. Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB	1,536,346

3,320	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 6.375%, 1/01/23	No Opt. Call	N/R	3,598,415

55	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003, 5.375%, 7/01/17 – AGM Insured	No Opt. Call	AA	60,835

70	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	81,019

1,840	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007A, 5.500%, 7/01/30	7/17 at 100.00	BB+	1,896,120

	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007B:
6,530	5.000%, 7/01/17	No Opt. Call	BB+	7,066,113
7,440	5.500%, 7/01/26	7/17 at 100.00	BB+	7,847,563

25,475	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012B, 6.250%, 7/01/23	No Opt. Call	BB+	27,281,686

100	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2008F, 5.000%, 9/01/17 – BHAC Insured	No Opt. Call	AA+	110,059

Nuveen Investments	287

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$180	Reading, Berks County, Pennsylvania, General Obligation Bonds, Refunding Series 2011A, 5.250%, 11/15/19 – AGM Insured	No Opt. Call	A2	$206,244

150	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 4.250%, 9/15/18 – FGIC Insured	4/15 at 100.00	AA–	148,703

1,000	Scranton, Pennsylvania, General Obligation Bonds, Series 2003B, 4.350%, 9/01/20 – AMBAC Insured	4/15 at 100.00	N/R	963,950

1,000	Scranton, Pennsylvania, General Obligation Bonds, Series 2013A, 7.250%, 9/01/23	No Opt. Call	N/R	1,030,590

500	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley Memorial Hospital, Series 2010, 5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (5)	562,300

3,265	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005, 5.000%, 12/01/26 – RAAI Insured	12/15 at 100.00	BBB–	3,314,334

370	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013, 5.000%, 12/01/20	No Opt. Call	BBB–	429,037

3,225	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2007F, 0.000%, 11/15/34	11/17 at 100.00	AA	2,820,585

2,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012A, 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	Baa3	2,274,660
171,570	Total Pennsylvania			180,473,639

	Puerto Rico – 0.0%

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A:
300	5.500%, 7/01/15 – NPFG Insured	No Opt. Call	AA–	301,992
175	5.500%, 7/01/16 – NPFG Insured	No Opt. Call	AA–	179,128

635	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	AA–	671,239
1,110	Total Puerto Rico			1,152,359

	Rhode Island – 0.1%

85	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program Revenue Bonds, Pooled Series 2009E, 5.000%, 5/15/17 – AGC Insured	No Opt. Call	A3	90,493

1,115	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.000%, 9/01/23	No Opt. Call	BBB	1,241,575

110	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2007–55B, 4.550%, 10/01/22 (Alternative Minimum Tax)	10/16 at 100.00	AA+	113,579

560	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42	4/15 at 100.00	BBB–	562,548
1,870	Total Rhode Island			2,008,195

	South Carolina – 0.7%

1,250	Greenwood County, South Carolina, Hospital Facilities Revenue Bonds, Self Regional Healthcare, Refunding Series 2012B, 5.000%, 10/01/25	No Opt. Call	A+	1,459,488

6,850	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	7,563,770

288	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

	South Carolina Jobs and Economic Development Authority, Health Facilities Revenue Bonds, The Lutheran Homes of South Carolina Inc., Series 2013:
$1,870	5.000%, 5/01/21	No Opt. Call	N/R	$2,064,873
1,170	5.000%, 5/01/22	No Opt. Call	N/R	1,290,159
1,000	5.000%, 5/01/23	No Opt. Call	N/R	1,106,660

960	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A, 5.750%, 11/01/23	No Opt. Call	N/R	1,017,437

155	South Carolina Jobs-Economic Authority, Student Housing Revenue Bonds, Coastal Housing Foundation, LLC Project, Series 2009A, 5.500%, 4/01/20	No Opt. Call	A	164,748

400	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A, 5.250%, 8/01/24	8/23 at 100.00	BBB+	482,032

3,190	York County, South Carolina, Celanese, Series 1994, 5.700%, 1/01/24 (Alternative Minimum Tax)	4/15 at 100.00	BB–	3,193,477
16,845	Total South Carolina			18,342,644

	South Dakota – 0.0%

80	Heartland Consumers Power District, South Dakota, Electric System Revenue Refunding Bonds, Series 1992, 6.000%, 1/01/17 – AGM Insured	No Opt. Call	AA	85,347

160	Rapid City, South Dakota, Airport Revenue Refunding Bonds, Passenger Facility Charge Supported, Series 2011A, 5.000%, 12/01/20	12/19 at 100.00	Baa3	178,642
240	Total South Dakota			263,989

	Tennessee – 1.9%

3,000	Chattanooga Health, Educational, and Housing Facility Board, Tennessee, Revenue Refunding Bonds, CDFI Phase I, LLC Project, Series 2005A, 5.000%, 10/01/25	10/15 at 100.00	BBB	3,035,760

	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A:
700	5.000%, 10/01/24	No Opt. Call	Baa2	831,264
1,135	5.000%, 10/01/25	10/24 at 100.00	Baa2	1,327,632

	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006:
810	5.000%, 12/15/19 – SYNCORA GTY Insured	No Opt. Call	A	921,958
740	5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A	858,252

1,000	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Appalachian Christian Village Project, Refunding Series 2013, 4.000%, 2/15/23	No Opt. Call	BBB–	1,029,820

27,000	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014, 5.250%, 5/01/25	11/24 at 100.00	N/R	27,840,239

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
850	5.250%, 9/01/21	No Opt. Call	A	993,982
410	5.250%, 9/01/24	No Opt. Call	A	494,312
1,585	5.250%, 9/01/26	No Opt. Call	A	1,923,144

5,456	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	6,463,669

Nuveen Investments	289

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
$190	5.000%, 2/01/17	No Opt. Call	A	$204,579
755	5.000%, 2/01/18	No Opt. Call	A	838,896
925	5.000%, 2/01/20	No Opt. Call	A	1,046,638
1,745	5.000%, 2/01/21	No Opt. Call	A	1,992,092
40	5.000%, 2/01/24	No Opt. Call	A	46,995
190	5.000%, 2/01/25	No Opt. Call	A	224,610
1,285	5.000%, 2/01/27	No Opt. Call	A	1,528,148
47,816	Total Tennessee			51,601,990

	Texas – 10.9%

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A:
1,500	5.250%, 1/01/19 – SYNCORA GTY Insured	1/17 at 100.00	BBB–	1,588,560
3,000	5.250%, 1/01/24 – SYNCORA GTY Insured	1/17 at 100.00	BBB–	3,119,490

1,000	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment Revenue Bonds, Series 2013, 4.500%, 11/01/18	No Opt. Call	N/R	1,045,690

255	Bexar County Health Facilities Development Corporation, Texas, Revenue Bonds, Army Retirement Residence Foundation Project, Series 2010, 4.250%, 7/01/15	No Opt. Call	BBB	258,881

480	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement Residence, Series 2007, 5.000%, 7/01/27	7/17 at 100.00	BBB	497,117

95	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Industries Inc., Series 1998D, 4.900%, 10/01/15 – NPFG Insured	No Opt. Call	AA–	97,705

2,535	Brazos River Harbor Navigation District of Brazoria County, Texas, Environmental Facilities Revenue Bonds, The Dow Chemical Company Project, Series 2002-A4, 5.950%, 5/15/33 (Alternative Minimum Tax)	5/18 at 102.00	BBB	2,853,295

3,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue Refunding Bonds, Dow Chemical Company Project, Series 2002-B2, 4.950%, 5/15/33	5/17 at 102.00	BBB	3,237,540

2,900	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014, 6.375%, 9/01/28	9/22 at 103.00	N/R	3,026,846

1,050	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014, 6.750%, 9/01/24	9/22 at 103.00	N/R	1,092,053

700	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, Series 2015, 5.375%, 9/01/28	9/20 at 103.00	N/R	702,079

1,500	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015, 5.500%, 9/01/24	9/22 at 103.00	N/R	1,504,485

65	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/18	No Opt. Call	BBB	73,851

1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	BBB	1,082,380

180	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2010A, 4.000%, 12/01/15	No Opt. Call	BBB–	183,056

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014D:
2,000	5.000%, 11/01/24 (Alternative Minimum Tax)	No Opt. Call	A+	2,409,680
2,525	5.000%, 11/01/25 (Alternative Minimum Tax)	No Opt. Call	A+	3,052,574

290	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,285	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 5.250%, 8/15/23	No Opt. Call	BBB–	$1,420,786

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A:
315	5.000%, 9/01/19	No Opt. Call	BB+	363,078
255	4.000%, 9/01/20	No Opt. Call	BB+	281,540
255	5.000%, 9/01/21	No Opt. Call	BB+	292,985
230	5.000%, 9/01/22	No Opt. Call	BB+	262,002
325	5.000%, 9/01/23	No Opt. Call	BB+	369,392
305	5.000%, 9/01/24	No Opt. Call	BB+	346,498
1,785	5.250%, 9/01/29	9/24 at 100.00	BB+	1,992,774

1,000	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014, 6.125%, 9/01/28	No Opt. Call	N/R	1,076,180

3,580	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	3,879,610

225	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase13 Project, Series 2014, 6.000%, 9/01/26	9/22 at 100.00	N/R	232,979

500	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase14-16 Project, Series 2014, 6.750%, 9/01/28	9/22 at 100.00	N/R	517,240

	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
105	5.000%, 6/01/18	No Opt. Call	Baa3	115,890
915	5.000%, 6/01/23	No Opt. Call	Baa3	1,066,551
1,400	5.000%, 6/01/28	6/23 at 100.00	Baa3	1,575,966

3,300	Harris County Industrial Development Corporation, Texas, Airport Facilities Revenue Bonds, Continental Airlines Inc. Project, Refunding Series 1998, 5.375%, 7/01/19 (Alternative Minimum Tax)	4/15 at 100.00	B	3,307,788

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
425	5.000%, 11/15/23	No Opt. Call	A3	514,824
545	5.000%, 11/15/24	No Opt. Call	A3	663,336
1,000	5.000%, 11/15/25	11/24 at 100.00	A3	1,213,010
1,000	5.000%, 11/15/30	11/24 at 100.00	A3	1,176,920
2,645	5.000%, 11/15/31	11/24 at 100.00	A3	3,100,654
1,640	5.000%, 11/15/32	11/24 at 100.00	A3	1,914,930
2,650	5.000%, 11/15/33	11/24 at 100.00	A3	3,094,246

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
1,435	5.000%, 11/15/25 – AGM Insured	11/24 at 100.00	AA	1,762,854
965	5.000%, 11/15/26 – AGM Insured	11/24 at 100.00	AA	1,176,171
4,150	5.000%, 11/15/27 – AGM Insured	11/24 at 100.00	AA	5,017,973

	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010:
2,005	4.500%, 7/01/16	No Opt. Call	BB–	2,022,223
5,500	5.250%, 7/01/28	7/20 at 100.00	BB–	5,259,815

5,500	Health Facilities Development District of Central Texas, Revenue Bonds, Legacy at Willow Bend Project, Series 2006A, 5.625%, 11/01/26	11/16 at 100.00	N/R	5,628,370

Nuveen Investments	291

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$500	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Refunding Series 2011, 6.500%, 7/15/30 (Alternative Minimum Tax)	No Opt. Call	B	$588,240

8,730	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Series 1997B, 6.125%, 7/15/27 (Alternative Minimum Tax)	3/15 at 100.00	B	8,763,611

	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014:
9,250	4.500%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	B	10,049,939
36,065	4.750%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	B	39,807,103

775	Leander, Texas, Special Assessment Revenue Bonds, Oak Creek Public Improvement District, Series 2014, 5.375%, 9/01/28	9/19 at 103.00	N/R	783,967

	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phases 2 -5 Major Improvement Project:
4,055	6.650%, 9/01/21	3/16 at 103.00	N/R	4,219,268
2,945	6.900%, 9/01/24	3/17 at 103.00	N/R	3,090,778

	Little Elm, Texas, Valencia Public Improvement District Phase I Special Assessment Revenue Bonds, Series 2014:
860	6.400%, 9/01/23	3/18 at 103.00	N/R	910,585
805	6.650%, 9/01/28	3/18 at 103.00	N/R	852,076

1,370	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	BBB	1,526,029

	Lufkin Health Facilities Development Corporation, Texas, Health System Revenue Bonds, Memorial Health System of East Texas, Refunding Series 2009:
1,000	5.500%, 2/15/18 (ETM)	No Opt. Call	Baa3 (5)	1,136,500
340	5.750%, 2/15/19 (ETM)	No Opt. Call	Baa3 (5)	402,478

25	Lufkin Health Facilities Development Corporation, Texas, Health System Revenue Bonds, Memorial Health System of East Texas, Series 2007, 4.750%, 2/15/17 (ETM)	No Opt. Call	Baa3 (5)	27,025

705	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1, 4.000%, 6/01/30	6/23 at 100.00	A–	740,708

300	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Christian Care Centers Inc., Series 2014, 5.000%, 2/15/24	No Opt. Call	BBB–	330,585

1,245	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.000%, 1/01/24	No Opt. Call	N/R	1,328,925

	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing College Station I LLC – Texas A&M University Project, Series 2014A:
450	4.000%, 4/01/24 – AGM Insured	No Opt. Call	AA	494,730
2,250	5.000%, 4/01/29	4/24 at 100.00	BBB–	2,537,595

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2014A:

465	4.000%, 4/01/20	No Opt. Call	BBB–	503,651
540	5.000%, 4/01/21	No Opt. Call	BBB–	616,108
655	5.000%, 4/01/23	No Opt. Call	BBB–	748,527
690	5.000%, 4/01/24	No Opt. Call	BBB–	793,466
3,280	5.000%, 4/01/29	No Opt. Call	BBB–	3,677,274
1,000	5.000%, 4/01/34	4/24 at 100.00	BBB–	1,101,280

292	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,845	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville, L.L.C. – Tarleton State University Project, Series 2013A, 5.375%, 4/01/28	4/23 at 100.00	BBB–	$2,106,529

305	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/24	No Opt. Call	Baa3	357,911

725	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, Tarleton State University Project, Series 2014A, 5.000%, 4/01/29	4/24 at 100.00	BBB–	810,391

2,100	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002A., 6.450%, 11/01/30	4/15 at 100.00	BB–	2,104,263

3,750	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	4/15 at 100.00	BB–	3,757,575

1,890	Port of Bay City Authority, Matagorda County, Texas, Revenue Bonds, Hoechst Celanese Corporation Project, Series 1996, 6.500%, 5/01/26 (Alternative Minimum Tax)	5/15 at 100.00	BB–	1,899,847

1,970	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.000%, 2/01/29	2/24 at 100.00	Baa2	2,195,703

1,350	Red River Authority, Texas, Pollution Control Revenue Bonds, AEP Texas North Company, Public Service Company of Oklahoma and AEP Texas Central Company Oklaunion Project, Refunding Series 2007, 4.450%, 6/01/20 – NPFG Insured	No Opt. Call	AA–	1,490,954

1,000	Red River Authority, Texas, Pollution Control Revenue Bonds, Hoechst Celanese Corporation Project, Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	4/15 at 100.00	BB–	1,002,210

500	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 5.625%, 12/15/22	No Opt. Call	N/R	467,185

1,855	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crossings Project, Series 2014B-1, 6.125%, 11/15/20	11/15 at 100.00	N/R	1,879,486

550	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crossings Project, Series 2014B-2, 5.000%, 11/15/19	5/15 at 100.00	N/R	553,295

	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007:
10	5.250%, 8/01/17	No Opt. Call	A	11,018
305	5.500%, 8/01/20	No Opt. Call	A	356,740
370	5.500%, 8/01/21	No Opt. Call	A	437,481
700	5.500%, 8/01/22	No Opt. Call	A	840,259
250	5.500%, 8/01/27	No Opt. Call	A	312,683

	San Antonio Convention Center Hotel Finance Corporation, Texas, Contract Revenue Empowerment Zone Bonds, Series 2005A:
245	5.000%, 7/15/34 – AMBAC Insured (Alternative Minimum Tax)	7/15 at 100.00	BBB	249,077
5,000	5.000%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)	7/15 at 100.00	BBB	5,080,850

1,000	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2007, 5.500%, 11/15/22	11/17 at 100.00	N/R	1,046,180

	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D:
280	5.625%, 12/15/17	No Opt. Call	A–	303,915
47,960	6.250%, 12/15/26	No Opt. Call	A–	61,383,523

Nuveen Investments	293

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A:
$710	5.250%, 12/15/18	No Opt. Call	A–	$801,611
40	5.250%, 12/15/20	No Opt. Call	A–	46,547

	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
200	5.000%, 12/15/19	No Opt. Call	A3	230,952
500	5.000%, 12/15/21	No Opt. Call	A3	591,310
5,000	5.000%, 12/15/22	No Opt. Call	A3	5,947,400
3,400	5.000%, 12/15/24	No Opt. Call	A3	3,922,648
7,335	5.000%, 12/15/25	No Opt. Call	A3	8,395,640
725	5.000%, 12/15/29	No Opt. Call	A3	820,033
2,000	5.000%, 12/15/31	No Opt. Call	A3	2,248,780

	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C:
1,045	5.000%, 8/15/23 (WI/DD, Settling 2/04/15)	No Opt. Call	BBB+	1,268,578
500	5.000%, 8/15/24 (WI/DD, Settling 2/04/15)	No Opt. Call	BBB+	612,375
895	5.000%, 8/15/25 (WI/DD, Settling 2/04/15)	8/24 at 100.00	BBB+	1,083,066
2,500	5.000%, 8/15/26 (WI/DD, Settling 2/04/15)	8/24 at 100.00	BBB+	2,984,650
4,000	5.000%, 8/15/27 (WI/DD, Settling 2/04/15)	8/24 at 100.00	BBB+	4,728,280
5,000	5.000%, 8/15/33	8/24 at 100.00	BBB+	5,743,800

1,480	Travis County Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Longhorn Village Project, Refunding Series 2012A, 6.000%, 1/01/22	No Opt. Call	N/R	1,606,185

550	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A, 5.375%, 11/01/37	11/17 at 100.00	Baa2	581,922

	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
3,275	5.500%, 9/01/25 (WI/DD, Settling 2/05/15)	No Opt. Call	N/R	3,282,631
1,840	6.125%, 9/01/35 (WI/DD, Settling 2/05/15)	9/25 at 100.00	N/R	1,844,140
262,280	Total Texas			295,889,938

	Utah – 0.8%

17,500	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)	12/18 at 100.00	N/R	18,911,199

	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series 2006:
1,365	5.550%, 11/15/21	11/16 at 100.00	N/R	1,389,898
500	5.550%, 11/15/26	11/16 at 100.00	N/R	505,510

400	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A, 3.625%, 10/15/18	No Opt. Call	BB+	406,628

255	Utah State Charter School Finance Authority, Revenue Bonds, George Washington Academy Project, Series 2008A, 6.375%, 7/15/18	7/16 at 102.00	BB+	268,099
20,020	Total Utah			21,481,334

	Vermont – 0.2%

2,190	Burlington, Vermont, Airport Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/28	No Opt. Call	Baa3	2,260,978

1,300	Vermont Economic Development Authority, Mortgage Revenue Bonds, Wake Robin Corporation Project, Refunding Series 2006A, 5.250%, 5/01/26 (Pre-refunded 5/01/16)	5/16 at 100.00	N/R (5)	1,371,305

294	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Vermont (continued)

$500	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/01/18) (Alternative Minimum Tax)	No Opt. Call	B+	$513,125

2,250	Vermont Student Assistance Corporation, Education Loan Revenue Bonds, Senior Series 2014A, 5.000%, 6/15/23 (Alternative Minimum Tax)	No Opt. Call	AA	2,630,858
6,240	Total Vermont			6,776,266

	Virgin Islands – 1.5%

	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A:
1,000	4.000%, 10/01/22	No Opt. Call	BBB+	1,060,210
1,180	5.000%, 10/01/32	No Opt. Call	BBB+	1,326,804

7,135	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/24	No Opt. Call	BBB+	8,449,695

1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/25	10/20 at 100.00	BBB	1,137,590

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Series 2013A:
5,800	5.000%, 10/01/18	No Opt. Call	BBB	6,421,818
3,000	5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	3,692,730

50	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 5.125%, 10/01/19	No Opt. Call	Baa3	56,395

2,220	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	2,500,741

1,530	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	10/19 at 100.00	Baa2	1,689,013

	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A:
200	6.625%, 10/01/29	10/19 at 100.00	Baa3	230,418
5,000	6.750%, 10/01/37	10/19 at 100.00	Baa3	5,787,400

	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2010A:
1,000	4.750%, 7/01/15	No Opt. Call	BBB–	1,007,430
1,225	4.750%, 7/01/16	No Opt. Call	BBB–	1,250,345
1,300	4.750%, 7/01/17	No Opt. Call	BBB–	1,331,733
2,380	5.000%, 7/01/18	No Opt. Call	BBB–	2,477,675

3,305	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2003, 4.500%, 7/01/28 – AMBAC Insured	4/15 at 100.00	BBB–	3,306,719
37,325	Total Virgin Islands			41,726,716

	Virginia – 0.5%

1,000	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 5.000%, 11/01/29	11/24 at 100.00	N/R	1,025,600

960	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/20	No Opt. Call	Baa1	1,099,373

	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2014:
1,000	5.000%, 6/15/26	6/24 at 100.00	Baa1	1,155,970
2,000	5.000%, 6/15/27	6/24 at 100.00	Baa1	2,296,760

Nuveen Investments	295

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

$700	Industrial Development Authority of the County of Prince William, Virginia, Residential Care Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26	1/17 at 100.00	N/R	$706,524

	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Series 2007:
293	5.800%, 9/01/17	No Opt. Call	N/R	321,005
2,717	6.250%, 9/01/24	9/17 at 100.00	N/R	2,949,983
1,460	6.450%, 9/01/37	9/17 at 100.00	N/R	1,577,238

1,715	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds, Virginia Municipal League and Virginia Association of Counties Finance Program, Central Virginia CSB, Series 2008B, 6.500%, 8/01/28	2/18 at 100.00	N/R	1,845,237

1,000	Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, Refunding Series 2014, 5.000%, 10/01/24	No Opt. Call	A–	1,217,840
12,845	Total Virginia			14,195,530

	Washington – 1.0%

	Energy Northwest, Washington, Wind Project Revenue Bonds, Refunding Series 2015:
1,000	5.000%, 7/01/25	No Opt. Call	A2	1,242,610
4,030	5.000%, 7/01/26	7/25 at 100.00	A2	4,959,560

	Port of Pasco, Washington, Airport and General Port Revenue Bonds, Series 2014A:
1,110	5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	A–	1,320,023
1,165	5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	A–	1,398,431
2,600	4.000%, 12/01/28 (Alternative Minimum Tax)	No Opt. Call	A–	2,670,304

325	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	4/16 at 100.00	N/R	325,819

800	Tukwila, Washington, Special Assessment Bonds, Local Improvement District 33 Series 2013, 4.500%, 1/15/23	1/16 at 100.00	BBB	808,928

1,000	Washington Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012, 5.000%, 10/01/27	4/22 at 100.00	Baa1	1,116,500

100	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa2	113,644

820	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2013A, 5.000%, 1/01/23	No Opt. Call	N/R	883,821

85	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 4.000%, 7/01/18	No Opt. Call	A–	90,402

2,950	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A, 6.000%, 1/01/24	No Opt. Call	N/R	3,184,289

2,925	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, TEMPS 50 Series 2014B-3, 5.125%, 1/01/20	4/15 at 100.00	N/R	2,926,960

2,700	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, TEMPS 65 Series 2014B-2, 5.375%, 1/01/20	4/15 at 100.00	N/R	2,702,376

2,350	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, TEMPS 80 Series 2014B-1, 5.875%, 1/01/21	4/15 at 100.00	N/R	2,352,632
23,960	Total Washington			26,096,299

296	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia – 0.1%

$2,220	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc, Series 2013, 5.750%, 7/01/23	No Opt. Call	Ba1	$2,488,576

	Wisconsin – 3.2%

1,905	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R	2,159,051

800	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 4.250%, 6/01/23	No Opt. Call	N/R	821,448

6,510	Kaukauna, Wisconsin, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2005A, 5.250%, 6/01/29 (Alternative Minimum Tax)	6/15 at 100.00	BBB	6,555,570

250	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin – Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/22	No Opt. Call	BBB–	283,703

3,000	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Palm Beach Maritime Academy, Series 2014A, 6.500%, 5/01/29	5/24 at 100.00	N/R	3,183,690

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A:
670	5.250%, 2/01/25 (WI/DD, Settling 2/12/15)	No Opt. Call	N/R	670,000
1,380	5.750%, 2/01/35 (WI/DD, Settling 2/12/15)	2/25 at 100.00	N/R	1,355,864

6,780	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	7,043,810

325	Public Finance Authority of Wisconsin, for the Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A, 4.125%, 10/01/24	10/22 at 100.00	BB+	333,372

465	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 6.000%, 8/01/23	No Opt. Call	BB+	507,310

2,105	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012, 5.000%, 4/01/22	No Opt. Call	BB+	2,338,823

1,500	Public Finance Authority of Wisconsin, Senior Living Revenue Bonds, Rose Villa Project, TEMPS 50 Series 2014, 3.750%, 11/15/19	11/15 at 100.00	N/R	1,521,165

1,000	Public Finance Authority of Wisconsin, Senior Living Revenue Bonds, Rose Villa Project, TEMPS 65 Series 2014, 4.250%, 11/15/20	11/15 at 100.00	N/R	1,011,600

710	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A, 5.500%, 10/01/22	No Opt. Call	BB+	798,154

4,700	Public Finance Authority, Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, Trips Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	5,317,674

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014:
645	5.000%, 5/01/23	No Opt. Call	N/R	689,918
1,250	5.000%, 5/01/26	5/24 at 100.00	N/R	1,332,850

2,080	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aspirus, Inc. Obligated Group, Series 2013, 5.000%, 8/15/23	No Opt. Call	A	2,541,968

2,265	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/26	No Opt. Call	A–	2,615,282

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/25	No Opt. Call	A2	2,943,225

Nuveen Investments	297

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
$300	5.000%, 7/01/21	No Opt. Call	BBB+	$355,560
750	5.000%, 7/01/22	No Opt. Call	BBB+	893,040
1,000	5.000%, 7/01/23	No Opt. Call	BBB+	1,194,620
385	5.000%, 7/01/25	7/24 at 100.00	BBB+	455,751
670	5.000%, 7/01/26	7/24 at 100.00	BBB+	785,843

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
200	5.000%, 8/15/21	No Opt. Call	A–	231,330
200	5.000%, 8/15/22	No Opt. Call	A–	232,592

5,825	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Upland Hills Health Inc., Series 2006A, 5.125%, 5/15/29	5/16 at 100.00	BBB+	5,989,032

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2014:
700	5.000%, 3/01/24	No Opt. Call	BBB	817,383
500	5.000%, 3/01/25	3/24 at 100.00	BBB	576,150

390	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A, 5.250%, 8/15/21	8/16 at 100.00	A–	415,420

2,140	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/30	8/16 at 100.00	A–	2,236,685

4,020	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/29	12/22 at 102.00	N/R	4,246,849

1,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014, 4.250%, 10/01/24	10/22 at 102.00	N/R	1,547,385

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014:
1,345	5.000%, 5/01/22	No Opt. Call	BBB	1,560,160
1,485	5.000%, 5/01/24	No Opt. Call	BBB	1,731,852
350	5.000%, 5/01/25	5/24 at 100.00	BBB	401,965
800	5.000%, 5/01/26	5/24 at 100.00	BBB	915,320

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
7,000	5.750%, 5/01/33	5/19 at 100.00	AA–	8,268,820
8,000	6.000%, 5/01/36	5/19 at 100.00	AA–	9,572,799
78,400	Total Wisconsin			86,453,033

	Wyoming – 0.2%

	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A:
1,230	5.000%, 9/01/23	No Opt. Call	BBB	1,437,772
795	5.000%, 9/01/24	9/23 at 100.00	BBB	916,810
1,360	5.000%, 9/01/25	9/23 at 100.00	BBB	1,553,256
1,310	5.000%, 9/01/30	9/23 at 100.00	BBB	1,460,257

1,100	Wyoming Community Development Authority, Student Housing Revenue Bonds, CHF-Wyoming, L.L.C. – University of Wyoming Project, Series 2011, 6.250%, 7/01/31	7/21 at 100.00	BBB	1,269,169
5,795	Total Wyoming			6,637,264
$2,501,217	Total Municipal Bonds (cost $2,566,790,542)			2,672,614,181

298	Nuveen Investments

Shares	Description (1)			Value

	COMMON STOCKS – 0.0%

	Airlines – 0.0%

$11,715	American Airlines Group Inc. (6)			$574,972
	Total Common Stocks (cost $363,949)			574,972
	Total Long-Term Investments (cost $2,567,154,491)			2,673,189,153

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.6%

	MUNICIPAL BONDS – 0.6%

	California – 0.5%

$2,000	California Municipal Finance Authority, Revenue Bonds, Northbay Healthcare Group, Variable Rate Demand Obligation Series 2013A, 2.120%, 11/01/27 (7)	11/15 at 100.00	BBB–	$2,004,340

9,430	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014A, 6.000%, 7/10/15 (8)	No Opt. Call	N/R	9,530,052

920	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014B, 6.000%, 7/10/15 (8)	No Opt. Call	N/R	929,761

1,395	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014C, 6.000%, 7/10/15 (8)	No Opt. Call	N/R	1,409,801
13,745	Total California			13,873,954

	Michigan – 0.1%

2,175	Michigan Finance Authority, General Obligation Bonds, Detroit City School District, State Aid Notes Series 2014E, 2.850%, 8/20/15	No Opt. Call	SP-1	2,188,485
$15,920	Total Short-Term Investments (cost $15,920,000)			16,062,439
	Total Investments (cost $2,583,074,491) – 99.1%			2,689,251,592
	Other Assets Less Liabilities – 0.9% (9)			24,038,853
	Net Assets – 100%			$2,713,290,445

Investments in Derivatives as of January 31, 2015

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (10)	Termination Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$52,000,000	Receive	Weekly USD-SIFMA	2.179%	Quarterly	9/01/15	9/01/22	$(2,961,760)
JPMorgan	57,200,000	Receive	Weekly USD-SIFMA	1.565	Quarterly	2/20/15	2/20/19	(1,760,814)
JPMorgan	111,600,000	Receive	Weekly USD-SIFMA	1.601	Quarterly	8/20/15	8/20/19	(2,737,261)
Morgan Stanley	43,000,000	Receive	Weekly USD-SIFMA	1.630	Quarterly	3/01/16	3/01/24	(317,238)
	$263,800,000							$(7,777,073)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the

Nuveen Investments	299

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$2,672,614,181	$—	2,672,614,181
Common Stocks	574,972	—	—	574,972
Short-Term Investments:
Municipal Bonds	—	4,192,825	11,869,614	16,062,439
Investments in Derivatives:
Interest Rate Swaps*	—	(7,777,073)	—	(7,777,073)
Total	$574,972	$2,669,029,933	$11,869,614	$2,681,474,519
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives) was $2,581,597,025.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$108,852,827
Depreciation	(1,198,260)
Net unrealized appreciation (depreciation) of investments	$107,654,567

300	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which is to be converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(7)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(10)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

WI/DD	Investment, or portion of investment purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-SIFMA	United States Dollar-Securities Industry and Financial Market Association.

Nuveen Investments	301

Nuveen Strategic Municipal Opportunities Fund

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 101.1%

	MUNICIPAL BONDS – 101.1%

	National – 1.5%

$198	Municipal Tax Exempt Asset Trust, Trust Reciept, Series 2010-7 Loma Linda University Behavioral Medicine Center, Inc., 4.390%, 12/01/26	No Opt. Call	N/R	$196,761

	Alabama – 1.5%

75	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Series 2009A, 6.250%, 11/01/33	11/19 at 100.00	BBB	88,373

100	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Series 2010A, 5.800%, 5/01/34	5/20 at 100.00	BBB	114,292
175	Total Alabama			202,665

	Arizona – 2.3%

200	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project, Series 2014A, 5.000%, 12/01/32	12/24 at 100.00	A2	237,500

75	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A, 5.000%, 7/01/40 – FGIC Insured	1/16 at 100.00	Ba1	76,465
275	Total Arizona			313,965

	California – 19.8%

200	California State, General Obligation Bonds, Various Purpose Refunding Series 2014, 5.000%, 10/01/32	10/24 at 100.00	Aa3	242,514

250	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 6.000%, 1/15/49	1/24 at 100.00	BBB–	300,044

200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47	6/17 at 100.00	B	162,792

100	Hemet Unified School District Financing Authority, California, Special Tax Revenue Bonds, Series 2015, 5.000%, 9/01/39 (WI/DD, Settling 2/19/15)	3/25 at 100.00	N/R	113,319

215	Hollister Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Community Development Project, Refunding Series 2014, 5.000%, 10/01/27 – BAM Insured	10/24 at 100.00	AA	259,982

250	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple Capital Project, Series 2015A, 5.000%, 12/01/44 (WI/DD, Settling 2/04/15)	12/24 at 100.00	AA	294,873

105	Los Angeles Municipal Improvement Corporation, California, Lease Revenue Bonds, Real Property, Refunding Series 2014B, 5.000%, 5/01/31	5/24 at 100.00	A+	125,984

250	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2015F, 5.000%, 8/01/39 – BAM Insured	8/24 at 100.00	AA	293,788

250	Riverside Unified School District Finance Authority, Riverside County, California, Special Tax Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/31 (WI/DD, Settling 2/12/15) – BAM Insured	3/25 at 100.00	AA	296,582

150	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/32 – NPFG Insured	No Opt. Call	AA–	73,880

175	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006D, 5.000%, 8/01/19 – AMBAC Insured	8/17 at 100.00	BBB	192,789

302	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$250	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, Refunding Measure A Series 2015A, 5.000%, 4/01/36 (WI/DD, Settling 2/26/15)	4/25 at 100.00	AA+	$304,552
2,395	Total California			2,661,099

	Colorado – 4.5%

200	Adams and Weld Counties School District 27J, Brighton, Colorado, General Obligation Bonds, Refunding Series 2014, 5.000%, 12/01/26	12/24 at 100.00	Aa2	251,362

200	Fossil Ridge Metropolitan District No. 3, In the City of Lakewood, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2014, 5.000%, 12/01/44	12/20 at 100.00	BBB	213,228

105	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28	No Opt. Call	A	139,782
505	Total Colorado			604,372

	District of Columbia – 1.9%

200	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	258,602

	Florida – 5.1%

200	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Refunding Series 2014, 5.000%, 4/01/32	4/24 at 100.00	A–	231,938

200	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 5.000%, 5/01/37	5/23 at 100.00	N/R	216,784

200	Palm Beach County Solid Waste Authority, Florida, Refunding Revenue Bonds, Series 2011, 5.000%, 10/01/24	10/21 at 100.00	AA+	239,804
600	Total Florida			688,526

	Guam – 2.8%

150	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A–	169,637

195	Guam Government, General Obligation Bonds, Series 2007A, 5.000%, 11/15/23	11/17 at 100.00	BB–	202,547
345	Total Guam			372,184

	Hawaii – 3.7%

200	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	No Opt. Call	N/R	205,720

250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queen’s Health Systems, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	AA–	295,432
450	Total Hawaii			501,152

	Illinois – 3.4%

200	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B3	219,238

200	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 5.000%, 11/15/38 (WI/DD, Settling 2/11/15)	5/25 at 100.00	A+	234,894
400	Total Illinois			454,132

Nuveen Investments	303

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana – 0.9%

$110	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	No Opt. Call	BB–	$114,885

	Iowa – 3.3%

205	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB–	216,788

200	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB–	221,742
405	Total Iowa			438,530

	Maine – 1.7%

200	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Mainehealth Issue, Series 2015, 5.000%, 7/01/30	7/24 at 100.00	A+	233,768

	Maryland – 0.6%

65	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Series 2015, 5.000%, 7/01/39 (WI/DD, Settling 2/05/15)	7/24 at 100.00	A	75,742

	Michigan – 1.5%

200	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series 2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)	7/18 at 100.00	N/R	204,736

	Mississippi – 2.1%

220	Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control Refunding Revenue Bonds (Weyerhaeuser Company Project), Series 1992A, 6.800%, 4/01/22	No Opt. Call	BBB	283,903

	Nebraska – 3.9%

200	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/26	5/24 at 100.00	BBB+	235,936

250	Nebraska Public Power District, General Revenue Bonds, Series 2015A-2, 5.000%, 1/01/40 (WI/DD, Settling 2/05/15)	1/22 at 100.00	A1	285,725
450	Total Nebraska			521,661

	New Jersey – 1.1%

130	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	B	146,242

	New York – 13.8%

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
100	6.000%, 7/15/30	1/20 at 100.00	BBB–	119,942
250	0.000%, 7/15/35	No Opt. Call	BBB–	102,418

200	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	N/R	217,090

200	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 2015A, 5.000%, 7/01/39	7/24 at 100.00	A3	233,500

200	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	218,370

304	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$175	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	4/15 at 100.00	BB	$176,010

250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	268,398

250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.375%, 11/15/40	No Opt. Call	N/R	283,243

200	Niagara Frontier Transportation Authority, New York, Airport Revenue Bonds, Buffalo International Airport, Series 2014A, 5.000%, 4/01/24 (Alternative Minimum Tax)	No Opt. Call	Baa1	236,334
1,825	Total New York			1,855,305

	Ohio – 2.4%

225	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B–	194,963

120	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/19	No Opt. Call	BB+	130,884
345	Total Ohio			325,847

	Pennsylvania – 4.1%

100	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 5.000%, 10/01/34	10/24 at 100.00	BBB–	108,752

200	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 5.000%, 6/01/22	No Opt. Call	Baa3	231,156

200	Scranton, Pennsylvania, General Obligation Bonds, Series 2013A, 7.250%, 9/01/23	No Opt. Call	N/R	206,118
500	Total Pennsylvania			546,026

	South Carolina – 3.9%

200	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A, 5.250%, 8/01/30	8/23 at 100.00	BBB+	236,764

250	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2009B, 5.250%, 1/01/39	No Opt. Call	AA–	282,900
450	Total South Carolina			519,664

	Tennessee – 1.8%

200	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2012A, 5.000%, 1/01/26	No Opt. Call	A	238,172

	Texas – 10.2%

200	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3	211,392

100	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 4.500%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	B	108,648

200	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2015, 5.000%, 1/01/21 (WI/DD, Settling 2/03/15)	No Opt. Call	A	236,026

250	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/28	No Opt. Call	AA+	300,387

200	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/25	No Opt. Call	A3	228,920

Nuveen Investments	305

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$135	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/33 (WI/DD, Settling 2/04/15)	8/24 at 100.00	BBB+	$155,083

120	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A, 5.375%, 11/01/37	11/17 at 100.00	Baa2	126,965
1,205	Total Texas			1,367,421

	Virgin Islands – 1.6%

200	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Series 2013A, 5.000%, 10/01/18	No Opt. Call	BBB	221,442

	Wisconsin – 1.7%

200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	231,626
$12,248	Total Long-Term Investments (cost $13,318,106)			13,578,428
	Other Assets Less Liabilities – (1.1)%			(141,325)
	Net Assets – 100%			$13,437,103

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$13,578,428	$—	$13,578,428

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments was $13,317,815.

306	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$262,829
Depreciation	(2,216)
Net unrealized appreciation (depreciation) of investments	$260,613

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Investments	307

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 1, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 1, 2015